UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President & Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: March 29, 2018
Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.86%
116,800	US Silica Holdings Inc	$ 2,980,736
Communications — 12.33%
51,800	CBS Corp Class B	2,662,002
247,975	Interpublic Group of Cos Inc	5,710,864
183,400	MSG Networks Inc Class A(a)	4,144,840
58,700	Omnicom Group Inc(b)	4,265,729
121,100	Tegna Inc	1,379,329
50,000	Viacom Inc Class B	1,553,000
		19,715,764
Consumer, Cyclical — 10.11%
17,595	Anixter International Inc(a)	1,332,821
91,900	BorgWarner Inc	4,616,137
29,720	International Speedway Corp Class A	1,310,652
8,300	Madison Square Garden Co Class A(a)	2,040,140
287,485	Mattel Inc(b)	3,780,428
63,600	Nordstrom Inc	3,078,876
		16,159,054
Consumer, Non-Cyclical — 22.45%
50,300	Cardinal Health Inc	3,152,804
32,677	Charles River Laboratories International Inc(a)	3,487,943
54,100	JM Smucker Co	6,708,941
41,200	Laboratory Corp of America Holdings(a)	6,664,100
93,300	Nielsen Holdings PLC	2,966,007
21,996	Thermo Fisher Scientific Inc	4,541,294
120,400	Western Union Co	2,315,292
55,600	Zimmer Biomet Holdings Inc	6,062,624
		35,899,005
Energy — 4.34%
208,050	Bristow Group Inc(b)	2,704,650
115,000	National Oilwell Varco Inc	4,233,150
		6,937,800
Financial — 30.47%
137,200	Aflac Inc	6,003,872
54,300	Blackstone Group LP(b)	1,734,885
23,870	BOK Financial Corp	2,362,891
26,750	CBRE Group Inc Class A(a)	1,263,135
112,200	First American Financial Corp	6,583,896
93,831	Houlihan Lokey Inc	4,184,863
15,113	Jones Lang LaSalle Inc	2,639,335
132,800	KKR & Co LP	2,695,840
96,100	Lazard Ltd LP Class A	5,051,016
62,425	Northern Trust Corp	6,437,890
18,400	Oaktree Capital Group LLC LP	728,640
64,200	Progressive Corp	3,911,706
Shares		Fair Value
Financial — (continued)
12,400	T Rowe Price Group Inc	$ 1,338,828
24,900	Willis Towers Watson PLC	3,789,531
		48,726,328
Industrial — 16.42%
27,400	Illinois Tool Works Inc	4,292,484
122,700	Kennametal Inc(b)	4,927,632
123,300	Keysight Technologies Inc(a)	6,459,687
21,200	Snap-on Inc	3,127,848
33,702	Stanley Black & Decker Inc	5,163,146
39,100	Stericycle Inc(a)(b)	2,288,523
		26,259,320
TOTAL COMMON STOCK — 97.98% (Cost $132,387,452)		$156,678,007
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.25%
$2,000,000	Federal Home Loan Mortgage Corp 1.52%, 04/02/2018	1,999,750
Repurchase Agreements — 10.05%
3,816,504	Undivided interest of 2.65% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $3,816,504 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(c)	3,816,504
3,816,504	Undivided interest of 2.67% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $3,816,504 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(c)	3,816,504

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,816,504	Undivided interest of 2.93% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $3,816,504 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(c)	$ 3,816,504
802,625	Undivided interest of 32.35% in a repurchase agreement (principal amount/value $2,482,650 with a maturity value of $2,483,133) with Credit Agricole Securities (USA) Inc, 1.75%, dated 3/29/18 to be repurchased at $802,625 on 4/2/18 collateralized by U.S. Treasury securities, 1.50% - 1.63%, 12/31/18 - 10/15/20, with a value of $2,532,303.(c)	802,625
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,816,504	Undivided interest of 9.17% in a repurchase agreement (principal amount/value $41,680,145 with a maturity value of $41,688,527) with BNP Paribas Securities Corp, 1.81%, dated 3/29/18 to be repurchased at $3,816,504 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.13%, 5/15/18 - 9/9/49, with a value of $42,513,748.(c)	$ 3,816,504
		16,068,641
SHORT TERM INVESTMENTS — 11.30% (Cost $18,068,391)		$ 18,068,391
TOTAL INVESTMENTS — 109.28% (Cost $150,455,843)		$174,746,398
OTHER ASSETS & LIABILITIES, NET — (9.28)%		$ (14,835,362)
TOTAL NET ASSETS — 100.00%		$159,911,036

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2018.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 29, 2018

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 156,678,007	$ —	$ —	$ 156,678,007
Short Term Investments	—	18,068,391	—	18,068,391
Total Assets	$ 156,678,007	$ 18,068,391	$ 0	$ 174,746,398
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.47%
$ 1,250,000	Avis Budget Rental Car Funding LLC(a) Series 2015-2A Class A 2.63%, 12/20/2021	$ 1,238,491
1,000,000	Capital One Multi-Asset Execution Trust Series 2015-A2 Class A2 2.08%, 03/15/2023	987,120
1,000,000	CarMax Auto Owner Trust Series 2015-2 Class A4 1.80%, 03/15/2021	991,988
1,000,000	Chase Issuance Trust Series 2016-A4 Class A 1.49%, 07/15/2022	973,181
1,000,000	Discover Card Execution Note Trust Series 2016-A1 Class A1 1.64%, 07/15/2021	993,265
220,961	Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A3 1.34%, 12/16/2019	220,257
481,466	Nissan Auto Receivables Owner Trust Series 2015-B Class A3 1.34%, 03/16/2020	479,093
500,000	Toyota Auto Receivables Owner Trust Series 2016-A Class A4 1.47%, 09/15/2021	492,792
1,000,000	Verizon Owner Trust(a) Series 2018-1A Class A1A 2.82%, 09/20/2022	999,178
TOTAL ASSET-BACKED SECURITIES — 0.47% (Cost $7,455,767)		$ 7,375,365
CORPORATE BONDS AND NOTES
Basic Materials — 0.88%
1,500,000	Agrium Inc 4.13%, 03/15/2035	1,461,200
	Air Liquide Finance(a)
250,000	1.38%, 09/27/2019	245,041
345,000	1.75%, 09/27/2021	329,024
240,000	2.25%, 09/27/2023	227,262
675,000	CF Industries Inc(a) 3.40%, 12/01/2021	666,333
1,000,000	Eastman Chemical Co 4.65%, 10/15/2044	1,029,778
	EI du Pont de Nemours & Co
200,000	2.20%, 05/01/2020	197,212
1,000,000	4.90%, 01/15/2041	1,064,429
1,000,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	993,842
1,000,000	International Paper Co 4.40%, 08/15/2047	951,573
1,000,000	Lubrizol Corp 6.50%, 10/01/2034	1,308,982
Principal Amount		Fair Value
Basic Materials — (continued)
	Monsanto Co
$ 301,000	3.38%, 07/15/2024	$ 297,197
985,000	3.60%, 07/15/2042	849,428
1,000,000	Mosaic Co 4.05%, 11/15/2027	974,642
1,110,000	Potash Corp of Saskatchewan Inc 6.50%, 05/15/2019	1,149,645
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,030,361
1,000,000	Sherwin-Williams Co(b) 4.50%, 06/01/2047	993,641
		13,769,590
Communications — 2.33%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,265,708
1,000,000	4.75%, 11/15/2046	1,083,016
	Amazon.com Inc(a)
1,000,000	3.15%, 08/22/2027	964,167
1,000,000	4.05%, 08/22/2047	992,657
	AT&T Inc
1,000,000	2.80%, 02/17/2021	990,032
2,250,000	2.85%, 02/14/2023	2,259,664
2,000,000	4.25%, 03/01/2027	2,020,492
500,000	6.15%, 09/15/2034	567,841
1,500,000	5.35%, 09/01/2040	1,572,137
1,000,000	CBS Corp 3.70%, 08/15/2024	993,341
	Charter Communications Operating LLC / Charter Communications Operating Capital
500,000	3.58%, 07/23/2020	501,344
500,000	4.91%, 07/23/2025	510,688
500,000	5.38%, 05/01/2047	482,848
	Cisco Systems Inc
1,000,000	1.40%, 09/20/2019	983,931
1,000,000	2.20%, 09/20/2023	949,027
	Comcast Corp
1,000,000	4.25%, 01/15/2033	1,035,104
1,000,000	3.40%, 07/15/2046	857,560
2,000,000	Cox Communications Inc(a) 2.95%, 06/30/2023	1,927,516
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	706,488
	Discovery Communications LLC
1,000,000	2.20%, 09/20/2019	989,686
1,000,000	5.20%, 09/20/2047	996,207
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,026,677
	Time Warner Cable Inc
1,000,000	4.13%, 02/15/2021	1,010,671
750,000	4.50%, 09/15/2042	648,573

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	Time Warner Inc
$ 1,000,000	4.75%, 03/29/2021	$ 1,044,117
1,000,000	4.85%, 07/15/2045	1,020,282
	Verizon Communications Inc
1,000,000	2.45%, 11/01/2022	959,959
1,000,000	4.15%, 03/15/2024	1,025,952
1,000,000	2.63%, 08/15/2026	912,649
1,890,000	4.27%, 01/15/2036	1,806,779
2,000,000	3.85%, 11/01/2042	1,758,392
	Walt Disney Co
1,000,000	1.85%, 07/30/2026	890,178
1,000,000	4.13%, 12/01/2041	1,048,854
1,000,000	3.00%, 07/30/2046	852,587
		36,655,124
Consumer, Cyclical — 1.69%
2,000,000	American Honda Finance Corp 1.70%, 09/09/2021	1,913,891
1,000,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	952,484
	Cintas Corp No 2
500,000	2.90%, 04/01/2022	492,046
1,000,000	3.70%, 04/01/2027	998,147
1,000,000	Coach Inc 3.00%, 07/15/2022	966,040
1,000,000	Daimler Finance North America LLC(a) 2.25%, 09/03/2019	992,099
1,000,000	Darden Restaurants Inc 4.55%, 02/15/2048	993,969
1,000,000	Dollar General Corp 4.13%, 05/01/2028	1,008,235
	Ford Motor Co
1,000,000	4.35%, 12/08/2026	987,370
1,500,000	5.29%, 12/08/2046	1,464,485
	General Motors Financial Co Inc
1,000,000	2.40%, 05/09/2019	994,896
1,000,000	3.70%, 05/09/2023	992,387
1,000,000	Harley-Davidson Financial Services Inc(a) 2.40%, 09/15/2019	992,170
1,000,000	Hasbro Inc 3.50%, 09/15/2027	936,018
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,001,544
1,000,000	Lear Corp 3.80%, 09/15/2027	961,234
1,000,000	Lowe's Cos Inc 3.12%, 04/15/2022	1,006,017
1,195,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	1,221,146
1,000,000	PACCAR Financial Corp 2.30%, 08/10/2022	967,006
1,000,000	PACCAR Inc 2.50%, 08/14/2020	992,020
1,000,000	Royal Caribbean Cruises Ltd 2.65%, 11/28/2020	984,904
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	Starbucks Corp 3.50%, 03/01/2028	$ 996,585
772,687	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	770,987
1,000,000	Wal-Mart Stores Inc 3.63%, 12/15/2047	976,462
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	1,001,669
1,000,000	Wyndham Worldwide Corp 4.15%, 04/01/2024	997,009
		26,560,820
Consumer, Non-Cyclical — 4.69%
	Abbott Laboratories
750,000	2.90%, 11/30/2021	742,827
1,000,000	3.75%, 11/30/2026	994,009
1,000,000	4.90%, 11/30/2046	1,094,538
	AbbVie Inc
1,000,000	4.50%, 05/14/2035	1,022,876
500,000	4.70%, 05/14/2045	514,737
	Actavis Funding SCS
500,000	3.45%, 03/15/2022	495,586
500,000	4.55%, 03/15/2035	488,858
	Aetna Inc
1,000,000	2.80%, 06/15/2023	960,493
1,000,000	3.88%, 08/15/2047	895,509
500,000	Alberto-Culver LLC 5.15%, 06/01/2020	523,281
	Allergan Funding SCS
500,000	3.80%, 03/15/2025	491,133
1,000,000	4.75%, 03/15/2045(b)	978,235
	Altria Group Inc
500,000	2.85%, 08/09/2022	489,411
1,000,000	3.88%, 09/16/2046	931,619
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,339,615
	Anheuser-Busch InBev Finance Inc
1,500,000	3.65%, 02/01/2026	1,490,184
1,000,000	4.90%, 02/01/2046	1,076,665
580,000	4.44%, 10/06/2048	583,226
2,000,000	Anheuser-Busch InBev Worldwide Inc 3.50%, 01/12/2024	2,013,244
	Anthem Inc
923,000	3.13%, 05/15/2022	910,487
1,000,000	3.65%, 12/01/2027	966,122
1,000,000	AstraZeneca PLC 2.38%, 06/12/2022	965,486
	BAT Capital Corp(a)
1,000,000	2.30%, 08/14/2020	980,316
1,000,000	2.76%, 08/15/2022	966,942
1,000,000	3.56%, 08/15/2027	956,343
500,000	4.39%, 08/15/2037	496,088
1,000,000	Becton Dickinson & Co 4.67%, 06/06/2047	1,014,604
1,500,000	Biogen Inc 4.05%, 09/15/2025	1,534,720

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Brown-Forman Corp 4.00%, 04/15/2038	$ 1,007,684
1,000,000	Campbell Soup Co 3.30%, 03/19/2025	966,855
	Celgene Corp
1,000,000	2.88%, 02/19/2021	992,974
1,000,000	3.63%, 05/15/2024	986,912
	CVS Health Corp
660,000	3.35%, 03/09/2021	663,477
500,000	5.05%, 03/25/2048	524,829
2,249,001	CVS Pass Through Trust 6.04%, 12/10/2028	2,427,572
	Ecolab Inc
500,000	2.38%, 08/10/2022	483,921
438,000	2.70%, 11/01/2026	410,551
	Gilead Sciences Inc
1,000,000	3.70%, 04/01/2024	1,004,012
1,000,000	4.75%, 03/01/2046	1,075,519
1,500,000	Hillshire Brands Co 4.10%, 09/15/2020	1,527,619
1,010,000	HJ Heinz Co(a) 4.88%, 02/15/2025	1,052,877
	Humana Inc
1,000,000	2.90%, 12/15/2022	977,334
1,000,000	3.95%, 03/15/2027	995,647
750,000	Ingredion Inc 4.63%, 11/01/2020	776,399
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	960,027
60,000	Kraft Foods Group Inc 3.50%, 06/06/2022	59,927
	Kraft Heinz Foods Co
1,000,000	3.95%, 07/15/2025	995,059
1,000,000	4.38%, 06/01/2046	911,110
284,000	Life Technologies Corp 6.00%, 03/01/2020	298,446
1,000,000	Magellan Health Inc 4.40%, 09/22/2024	993,373
	McCormick & Co Inc
357,000	3.25%, 11/15/2025	346,351
1,000,000	3.40%, 08/15/2027	956,395
1,000,000	4.20%, 08/15/2047	985,728
	Medtronic Inc
500,000	2.50%, 03/15/2020	497,162
500,000	3.50%, 03/15/2025	499,525
500,000	4.63%, 03/15/2045	546,681
1,000,000	Merck & Co Inc 2.75%, 02/10/2025	963,355
500,000	Molson Coors Brewing Co 4.20%, 07/15/2046	471,758
	Moody's Corp
1,000,000	4.50%, 09/01/2022	1,042,377
1,000,000	3.25%, 01/15/2028(a)	951,226
	Mylan NV
500,000	3.15%, 06/15/2021	493,333
1,000,000	3.95%, 06/15/2026	969,333
2,000,000	Novartis Capital Corp 3.40%, 05/06/2024	2,016,733
1,000,000	PepsiCo Inc 3.45%, 10/06/2046	917,366
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Perrigo Finance Unlimited Co
$ 553,000	3.50%, 03/15/2021	$ 553,099
1,164,000	3.50%, 12/15/2021	1,168,779
1,000,000	Pfizer Inc 4.00%, 12/15/2036	1,035,450
500,000	Philip Morris International Inc 4.13%, 03/04/2043	490,474
1,000,000	Quest Diagnostics Inc 4.70%, 03/30/2045	1,023,352
1,000,000	Reckitt Benckiser Treasury Services PLC(a) 2.75%, 06/26/2024	953,052
460,000	Reynolds American Inc 8.13%, 06/23/2019	488,218
700,000	Roche Holdings Inc(a)(b) 1.75%, 01/28/2022	669,742
1,000,000	S&P Global Inc 4.40%, 02/15/2026	1,049,359
1,000,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	965,323
600,000	Smithfield Foods Inc(a) 3.35%, 02/01/2022	587,351
1,000,000	Sysco Corp 3.25%, 07/15/2027	955,440
285,000	Thermo Fisher Scientific Inc 3.30%, 02/15/2022	284,348
	UnitedHealth Group Inc
1,000,000	2.13%, 03/15/2021	974,944
500,000	4.63%, 07/15/2035	546,110
500,000	3.95%, 10/15/2042	487,291
600,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	609,387
	Zimmer Biomet Holdings Inc
1,250,000	2.70%, 04/01/2020	1,236,286
1,028,000	4.25%, 08/15/2035	977,806
900,000	Zoetis Inc 4.70%, 02/01/2043	963,000
		73,685,412
Energy — 3.00%
1,000,000	Andeavor Co 4.25%, 12/01/2027	974,212
1,000,000	Baker Hughes GE Co LLC / Baker Hughes Co-Obligor Inc 3.34%, 12/15/2027	955,566
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,023,283
	BP Capital Markets PLC
1,000,000	2.11%, 09/16/2021	966,297
1,000,000	3.81%, 02/10/2024	1,019,804
1,000,000	Cimarex Energy Co 3.90%, 05/15/2027	988,153
1,500,000	CNOOC Finance 2013 Ltd 3.00%, 05/09/2023	1,441,710
1,000,000	Colonial Pipeline Co(a) 4.25%, 04/15/2048	994,145

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 1,000,000	ConocoPhillips 5.90%, 10/15/2032	$ 1,192,852
700,000	Ecopetrol SA 4.13%, 01/16/2025	681,450
664,000	Enterprise Products Operating LLC 4.85%, 08/15/2042	697,192
200,000	EOG Resources Inc 2.63%, 03/15/2023	192,808
1,000,000	EQT Midstream Partners LP 4.13%, 12/01/2026	959,239
1,000,000	Exxon Mobil Corp 2.22%, 03/01/2021	985,667
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	523,423
1,000,000	FMS Wertmanagement 1.38%, 06/08/2021	961,231
	Halliburton Co
1,000,000	3.50%, 08/01/2023	1,000,579
1,000,000	5.00%, 11/15/2045	1,092,234
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,017,075
	Kinder Morgan Energy Partners LP
500,000	3.95%, 09/01/2022	503,798
500,000	4.70%, 11/01/2042	465,492
	Kinder Morgan Inc
400,000	3.05%, 12/01/2019	398,979
500,000	5.30%, 12/01/2034	513,075
1,000,000	Marathon Petroleum Corp 4.75%, 09/15/2044	1,003,598
150,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	156,023
1,000,000	MPLX LP 4.50%, 04/15/2038	980,623
1,000,000	Noble Energy Inc(b) 3.85%, 01/15/2028	982,542
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	575,139
500,000	Patterson-UTI Energy Inc(a) 3.95%, 02/01/2028	481,295
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,322,043
	Petroleos Mexicanos
1,000,000	5.50%, 01/21/2021	1,041,000
1,500,000	3.50%, 01/30/2023	1,441,500
1,000,000	6.50%, 03/13/2027	1,068,000
600,000	6.63%, 06/15/2035	619,908
833,000	6.35%, 02/12/2048(a)	804,886
1,000,000	Phillips 66 4.65%, 11/15/2034	1,048,121
	Phillips 66 Partners LP
95,000	2.65%, 02/15/2020	94,084
1,000,000	4.90%, 10/01/2046	1,002,177
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	952,730
750,000	4.30%, 01/31/2043	631,762
Principal Amount		Fair Value
Energy — (continued)
	Sabine Pass Liquefaction LLC
$ 625,000	5.63%, 02/01/2021	$ 657,027
1,000,000	4.20%, 03/15/2028	984,137
	Shell International Finance BV
2,000,000	1.75%, 09/12/2021	1,916,711
750,000	3.63%, 08/21/2042	709,160
1,000,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	1,051,953
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	943,214
1,500,000	Statoil ASA 2.45%, 01/17/2023	1,452,495
1,000,000	Sunoco Logistics Partners LP 4.65%, 02/15/2022	1,026,780
750,000	Total Capital International SA 2.88%, 02/17/2022	745,423
1,690,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	1,723,917
	Valero Energy Corp
1,000,000	3.40%, 09/15/2026	958,870
500,000	7.50%, 04/15/2032	654,303
500,000	Valero Energy Partners LP 4.50%, 03/15/2028	502,590
		47,080,275
Financial — 8.49%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.88%, 01/23/2028	953,291
1,500,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust 3.95%, 02/01/2022	1,505,906
1,000,000	Air Lease Corp 3.38%, 06/01/2021	1,001,406
565,217	ALEX Alpha LLC 1.62%, 08/15/2024	544,595
1,000,000	Allstate Corp 3.15%, 06/15/2023	995,451
1,000,000	American Express Co 8.15%, 03/19/2038	1,502,466
	American Express Credit Corp
1,000,000	2.25%, 08/15/2019	994,088
1,500,000	3.30%, 05/03/2027	1,452,563
	AvalonBay Communities Inc
476,000	2.95%, 05/11/2026	449,500
2,000,000	3.35%, 05/15/2027	1,927,754
	Bank of America Corp
1,000,000	2.63%, 04/19/2021	984,866
1,000,000	2.37%, 07/21/2021	981,158
2,000,000	2.33%, 10/01/2021	1,955,485
1,000,000	3.30%, 01/11/2023	997,285
1,000,000	3.95%, 04/21/2025	990,655
1,000,000	3.50%, 04/19/2026	981,921

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	6.11%, 01/29/2037	$ 598,418
1,000,000	5.88%, 02/07/2042	1,245,571
	Bank of Montreal
1,000,000	1.50%, 07/18/2019	982,939
1,000,000	1.90%, 08/27/2021(b)	960,271
	Bank of New York Mellon Corp
1,000,000	2.30%, 09/11/2019	992,204
1,000,000	3.65%, 02/04/2024	1,011,990
1,000,000	Barclays Bank PLC 2.65%, 01/11/2021	987,443
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,444,993
2,172,563	BGS CTL Pass Through Trust 6.36%, 06/15/2033	2,525,397
1,000,000	BlackRock Inc 3.20%, 03/15/2027	972,333
1,000,000	Brighthouse Financial Inc(a) 4.70%, 06/22/2047	914,933
1,527,549	Caledonia Generating LLC(a) 1.95%, 02/28/2022	1,493,832
	Capital One Financial Corp
1,000,000	4.75%, 07/15/2021	1,042,611
2,000,000	3.30%, 10/30/2024	1,931,064
1,000,000	Charles Schwab Corp 2.65%, 01/25/2023	976,001
1,000,000	Citibank NA 2.13%, 10/20/2020	977,776
	Citigroup Inc
2,000,000	4.50%, 01/14/2022	2,077,728
1,000,000	3.40%, 05/01/2026	964,755
1,250,000	4.45%, 09/29/2027	1,263,946
500,000	6.63%, 01/15/2028	590,570
1,200,000	4.65%, 07/30/2045	1,276,329
1,000,000	Citizens Bank NA 2.55%, 05/13/2021	976,017
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.88%, 02/08/2022	1,020,989
	Credit Suisse AG
1,000,000	2.30%, 05/28/2019	993,560
500,000	3.00%, 10/29/2021	494,963
500,000	3.63%, 09/09/2024	498,210
1,815,133	Durrah MSN 35603 1.68%, 01/22/2025	1,746,812
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,003,700
2,000,000	Fifth Third Bank 1.63%, 09/27/2019	1,965,474
	Goldman Sachs Group Inc
1,000,000	2.75%, 09/15/2020	989,683
1,000,000	2.60%, 12/27/2020	985,207
1,500,000	3.00%, 04/26/2022	1,472,460
1,000,000	3.50%, 01/23/2025	980,463
1,100,000	6.75%, 10/01/2037	1,376,190
1,000,000	6.25%, 02/01/2041	1,266,146
78,000	HCP Inc 5.38%, 02/01/2021	81,997
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	Health Care REIT Inc 4.00%, 06/01/2025	$ 499,328
1,000,000	Healthcare Trust of America Holdings LP 3.75%, 07/01/2027	965,613
1,000,000	Hospitality Properties Trust 4.50%, 06/15/2023	1,021,380
	HSBC Holdings PLC
1,000,000	3.40%, 03/08/2021	1,004,464
1,000,000	4.25%, 03/14/2024	1,004,869
500,000	3.90%, 05/25/2026	498,675
750,000	6.50%, 09/15/2037	937,215
1,000,000	Hudson Pacific Properties LP 3.95%, 11/01/2027	957,848
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	959,405
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,006,125
	JPMorgan Chase & Co
1,000,000	2.75%, 06/23/2020	994,288
1,000,000	4.35%, 08/15/2021	1,035,567
1,500,000	2.70%, 05/18/2023	1,446,635
600,000	3.88%, 09/10/2024	598,744
1,000,000	2.95%, 10/01/2026	940,178
1,000,000	3.63%, 12/01/2027	957,579
1,000,000	3.88%, 07/24/2038	970,204
1,000,000	5.50%, 10/15/2040	1,197,441
2,000,000	KeyBank NA 3.38%, 03/07/2023	2,007,201
	KFW
2,000,000	1.50%, 04/20/2020	1,960,429
2,000,000	2.75%, 09/08/2020	2,008,700
2,000,000	2.00%, 10/04/2022	1,937,044
500,000	Kilroy Realty LP 3.80%, 01/15/2023	502,106
500,000	Kimco Realty Corp 2.70%, 03/01/2024	470,383
1,000,000	Legg Mason Inc 2.70%, 07/15/2019	996,176
1,000,000	Markel Corp 3.63%, 03/30/2023	1,001,253
1,000,000	Marsh & McLennan Cos Inc 2.75%, 01/30/2022	983,997
695,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	1,090,798
	Morgan Stanley
1,000,000	5.63%, 09/23/2019	1,037,964
1,000,000	5.50%, 07/28/2021	1,067,854
1,000,000	3.70%, 10/23/2024	994,184
1,500,000	3.13%, 07/27/2026	1,418,604
1,500,000	4.35%, 09/08/2026	1,509,768
1,000,000	4.30%, 01/27/2045	1,006,181
1,000,000	MUFG Americas Holdings Corp 2.25%, 02/10/2020	984,551
1,000,000	National Australia Bank Ltd(a) 2.40%, 12/09/2019	990,445

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	$ 677,377
1,000,000	Northwestern Mutual Life Insurance Co(a) 3.85%, 09/30/2047	940,542
1,000,000	PNC Financial Services Group Inc 2.60%, 07/21/2020	991,753
500,000	Prologis LP 4.25%, 08/15/2023	521,096
500,000	Protective Life Corp 8.45%, 10/15/2039	735,754
1,000,000	Regions Bank 2.75%, 04/01/2021	987,571
3,000,000	Royal Bank of Canada 2.50%, 01/19/2021	2,955,494
1,500,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	1,480,788
1,758,471	Santa Rosa Leasing LLC 1.47%, 11/03/2024	1,691,819
2,000,000	Simon Property Group LP 2.35%, 01/30/2022	1,943,880
1,000,000	State Street Corp 2.55%, 08/18/2020	994,034
250,000	Susa Partnership LP 7.50%, 12/01/2027	308,160
44,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	58,629
	Toronto-Dominion Bank
2,000,000	2.13%, 07/02/2019	1,986,211
1,000,000	1.90%, 10/24/2019	986,543
1,000,000	1.80%, 07/13/2021(b)	959,769
	Travelers Cos Inc
500,000	6.25%, 06/15/2037	642,996
1,000,000	4.05%, 03/07/2048	1,007,462
	US Bancorp
1,250,000	2.35%, 01/29/2021	1,231,657
1,000,000	3.00%, 03/15/2022	993,871
1,000,000	3.10%, 04/27/2026	954,081
500,000	Ventas Realty LP 3.25%, 10/15/2026	468,933
1,000,000	Visa Inc 2.80%, 12/14/2022	986,921
	Wells Fargo & Co
1,000,000	2.13%, 04/22/2019	993,950
1,500,000	3.00%, 01/22/2021	1,492,259
1,500,000	3.55%, 09/29/2025	1,471,697
1,500,000	3.00%, 04/22/2026	1,407,407
750,000	4.30%, 07/22/2027	753,499
500,000	5.38%, 02/07/2035	577,517
1,000,000	3.90%, 05/01/2045	960,691
1,000,000	4.40%, 06/14/2046	968,875
1,000,000	Wells Fargo Bank NA 2.60%, 01/15/2021	985,883
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Westpac Banking Corp 2.65%, 01/25/2021	$ 988,542
		133,370,222
Industrial — 2.38%
	Agilent Technologies Inc
329,000	5.00%, 07/15/2020	343,133
225,000	3.20%, 10/01/2022	222,529
1,000,000	Amphenol Corp 4.00%, 02/01/2022	1,023,916
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	952,826
497,035	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	514,945
	Burlington Northern Santa Fe LLC
460,000	3.05%, 03/15/2022	460,391
500,000	5.15%, 09/01/2043	577,799
	Canadian National Railway Co
1,000,000	2.85%, 12/15/2021	996,932
720,000	2.25%, 11/15/2022	693,658
1,000,000	3.50%, 11/15/2042	948,341
1,000,000	Caterpillar Financial Services Corp 1.70%, 08/09/2021	957,791
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,208,038
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,127,725
1,000,000	FedEx Corp 3.90%, 02/01/2035	965,625
500,000	FLIR Systems Inc 3.13%, 06/15/2021	495,157
	General Electric Co
1,000,000	2.70%, 10/09/2022	969,413
1,000,000	4.13%, 10/09/2042	925,460
1,000,000	Hubbell Inc 3.50%, 02/15/2028	979,227
375,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	373,190
275,000	Keysight Technologies Inc 3.30%, 10/30/2019	275,505
	Molex Electronic Technologies LLC(a)
1,000,000	2.88%, 04/15/2020	991,273
1,000,000	3.90%, 04/15/2025	993,197
1,000,000	Nvent Finance Sarl(a) 3.95%, 04/15/2023	1,002,595
1,000,000	Oshkosh Corp 5.38%, 03/01/2025	1,030,000
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,041,043
1,000,000	PerkinElmer Inc 5.00%, 11/15/2021	1,047,346
188,000	Republic Services Inc 3.20%, 03/15/2025	183,592

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Rockwell Automation Inc 2.88%, 03/01/2025	$ 959,965
	Rockwell Collins Inc
1,000,000	3.20%, 03/15/2024	971,593
1,000,000	4.35%, 04/15/2047	983,853
1,345,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	1,323,841
1,000,000	Roper Technologies Inc 2.80%, 12/15/2021	983,491
615,000	Ryder System Inc 2.80%, 03/01/2022	602,302
	Siemens Financieringsmaatschappij NV(a)
175,000	1.30%, 09/13/2019	171,173
1,000,000	4.40%, 05/27/2045	1,079,018
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	990,078
1,500,000	Textron Inc 4.30%, 03/01/2024	1,550,564
1,000,000	Trimble Navigation Ltd 4.75%, 12/01/2024	1,041,121
1,000,000	Tyco Electronics Group SA 3.45%, 08/01/2024	1,006,220
1,000,000	Union Pacific Corp 3.60%, 09/15/2037	961,372
663,448	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	731,117
325,076	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	365,855
	United Parcel Service Inc
1,000,000	2.80%, 11/15/2024	961,944
500,000	2.40%, 11/15/2026	459,232
1,000,000	United Technologies Corp(b) 3.75%, 11/01/2046	900,077
		37,343,463
Technology — 1.54%
1,000,000	Activision Blizzard Inc 3.40%, 09/15/2026	976,696
	Apple Inc
2,000,000	1.55%, 08/04/2021	1,916,271
1,000,000	2.75%, 01/13/2025	961,921
1,500,000	3.00%, 11/13/2027	1,435,583
1,000,000	3.85%, 05/04/2043	983,803
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	981,939
1,910,000	Fidelity National Information Services Inc 2.25%, 08/15/2021	1,845,447
1,000,000	Hewlett Packard Enterprise Co 4.40%, 10/15/2022	1,034,636
	Intel Corp
1,000,000	2.45%, 07/29/2020	994,175
1,000,000	4.10%, 05/19/2046	1,023,581
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	International Business Machines Corp 4.00%, 06/20/2042	$ 1,014,453
	Microsoft Corp
1,000,000	1.10%, 08/08/2019	983,234
1,000,000	3.13%, 11/03/2025	987,061
2,000,000	3.45%, 08/08/2036	1,947,790
1,000,000	4.45%, 11/03/2045	1,105,069
1,000,000	NVIDIA Corp 2.20%, 09/16/2021	974,873
	Oracle Corp
1,000,000	1.90%, 09/15/2021	965,257
1,000,000	3.40%, 07/08/2024	999,604
1,000,000	4.30%, 07/08/2034	1,054,557
	QUALCOMM Inc
1,000,000	2.25%, 05/20/2020	983,264
1,000,000	2.90%, 05/20/2024	955,813
		24,125,027
Utilities — 1.66%
1,000,000	AEP Texas Inc 3.80%, 10/01/2047	947,798
1,000,000	Basin Electric Power Cooperative(a) 4.75%, 04/26/2047	1,064,565
1,000,000	Boston Gas Co(a) 3.15%, 08/01/2027	957,572
1,000,000	CenterPoint Energy Houston Electric LLC 1.85%, 06/01/2021	962,731
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,040,714
2,000,000	Consolidated Edison Co 3.13%, 11/15/2027	1,949,894
1,000,000	DTE Electric Co 3.75%, 08/15/2047	976,695
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	966,109
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,237,245
770,888	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	804,317
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	995,055
1,000,000	Florida Power & Light Co 3.13%, 12/01/2025	988,848
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	618,712
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	522,413
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	582,389
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,020,758
1,000,000	Oklahoma Gas & Electric Co 4.15%, 04/01/2047	1,036,833

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 2,000,000	PECO Energy Co 1.70%, 09/15/2021	$ 1,913,713
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	516,954
	Public Service Electric & Gas Co
1,100,000	2.38%, 05/15/2023	1,055,080
1,000,000	4.05%, 05/01/2045	1,030,428
1,000,000	4.15%, 11/01/2045	1,035,483
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	514,225
1,000,000	Texas-New Mexico Power Co(a) 9.50%, 04/01/2019	1,064,083
500,000	Union Electric Co 8.45%, 03/15/2039	789,820
1,500,000	Virginia Electric & Power Co 3.50%, 03/15/2027	1,480,377
		26,072,811
TOTAL CORPORATE BONDS AND NOTES — 26.66% (Cost $422,391,503)		$ 418,662,744
FOREIGN GOVERNMENT BONDS AND NOTES
	Asian Development Bank
1,500,000	1.63%, 03/16/2021(b)	1,458,302
1,500,000	5.82%, 06/16/2028	1,832,949
	Colombia Government International Bond
500,000	4.38%, 07/12/2021	517,500
1,250,000	4.00%, 02/26/2024	1,260,000
1,750,000	5.00%, 06/15/2045	1,774,062
	European Investment Bank
1,000,000	1.75%, 06/17/2019	993,393
2,000,000	2.88%, 09/15/2020	2,014,616
2,500,000	2.13%, 10/15/2021(b)	2,453,267
1,500,000	Export-Import Bank of Korea 4.00%, 01/29/2021	1,529,440
1,000,000	Hungary Government International Bond 6.38%, 03/29/2021	1,088,800
	Inter-American Development Bank
1,500,000	1.75%, 10/15/2019	1,486,937
1,000,000	1.88%, 06/16/2020	989,258
1,500,000	1.75%, 04/14/2022	1,449,726
	International Bank for Reconstruction & Development
1,000,000	0.88%, 08/15/2019	980,804
1,000,000	2.13%, 11/01/2020(b)	989,701
1,000,000	1.63%, 02/10/2022(b)	960,800
1,500,000	7.63%, 01/19/2023(b)	1,824,276
	International Finance Corp
1,500,000	1.75%, 09/16/2019	1,487,408
1,500,000	1.13%, 07/20/2021	1,429,414
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	$ 1,141,495
	Japan Bank for International Cooperation
1,500,000	2.25%, 02/24/2020	1,487,163
1,500,000	2.25%, 11/04/2026	1,401,151
	Mexico Government International Bond
1,000,000	3.50%, 01/21/2021	1,010,000
1,000,000	3.60%, 01/30/2025	987,000
500,000	6.75%, 09/27/2034	621,840
1,000,000	4.60%, 01/23/2046	949,700
500,000	Panama Government International Bond 3.88%, 03/17/2028	503,750
800,000	Peruvian Government International Bond(b) 4.13%, 08/25/2027	836,400
	Philippine Government International Bond
1,000,000	5.50%, 03/30/2026	1,134,377
600,000	6.38%, 10/23/2034	769,308
500,000	3.70%, 03/01/2041	482,556
2,000,000	Province of Alberta(a) 2.05%, 08/17/2026	1,831,403
	Province of British Columbia Canada
2,000,000	2.65%, 09/22/2021	1,992,708
2,000,000	2.25%, 06/02/2026	1,881,455
1,000,000	7.25%, 09/01/2036	1,529,930
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	1,844,190
	Province of Ontario Canada
500,000	1.65%, 09/27/2019	494,007
1,500,000	4.40%, 04/14/2020	1,553,579
2,000,000	3.20%, 05/16/2024(b)	2,009,020
1,500,000	Republic of Poland Government International Bond 5.00%, 03/23/2022	1,604,007
600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	561,396
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.38% (Cost $54,040,644)		$ 53,147,088
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.25%
2,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	2,548,809

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 925,734	CSAIL Commercial Mortgage Trust Series 2017-C8 Class A1 1.93%, 06/15/2050	$ 906,856
1,000,000	CSMC Trust(a) Series 2015-GLPB Class A 3.64%, 11/15/2034	1,021,042
1,000,000	GS Mortgage Securities Trust Series 2017-GS5 Class A2 3.22%, 03/10/2050	1,002,613
2,000,000	Houston Galleria Mall Trust(a) Series 2015-HGLR Class A1A2 3.09%, 03/05/2037	1,945,548
	JP Morgan Commercial Mortgage Securities Trust
	Series 2014-5 Class A1
1,113,972	3.00%, 10/25/2029(a)	1,101,474
	Series 2014-C19 Class A4
2,500,000	4.00%, 04/15/2047	2,588,627
	Series 2017-JP5 Class A5
1,000,000	3.72%, 03/15/2050	1,013,007
500,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	509,790
884,689	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2 2.92%, 02/15/2047	886,335
	Wells Fargo Commercial Mortgage Trust
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	478,949
	Series 2016-BNK1 Class A3
1,620,000	2.65%, 08/15/2049	1,520,405
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	3,984,861
179,996	WFRBS Commercial Mortgage Trust Series 2013-C11 Class A3 2.70%, 03/15/2045	179,825
		19,688,141
U.S. Government Agency — 28.75%
	Federal Home Loan Mortgage Corp
206	5.00%, 04/01/2018	207
1,619	5.00%, 08/01/2018	1,628
3,839	5.00%, 09/01/2018	3,860
47,693	4.50%, 04/01/2020	48,020
19,414	5.00%, 12/01/2020	19,955
35,607	4.00%, 01/01/2021	36,623
23,505	5.00%, 04/01/2021	24,164
10,947	5.00%, 05/01/2021	11,225
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 15,717	5.50%, 05/01/2021	$ 16,159
37,767	5.50%, 06/01/2022	39,139
620,586	2.50%, 11/01/2022	615,977
9,824	5.00%, 03/01/2023	10,294
175,195	5.00%, 09/01/2024	188,733
205,703	4.50%, 10/01/2024	213,839
75,181	4.00%, 02/01/2025	77,497
765,162	4.00%, 05/01/2026	794,523
246,674	3.50%, 08/01/2026	251,840
1,606,625	3.00%, 01/01/2027	1,614,991
11,906	7.50%, 05/01/2027	13,353
2,183,502	3.00%, 02/01/2029	2,180,829
14,379	6.50%, 04/01/2029	16,191
2,085,263	3.00%, 07/01/2029	2,096,121
2,009,390	2.50%, 02/01/2030	1,967,901
2,219	7.50%, 08/01/2030	2,594
4,657,153	2.50%, 12/01/2031	4,560,630
1,390,525	2.50%, 02/01/2032	1,361,705
510,859	3.50%, 04/01/2032	521,778
493,290	3.50%, 08/01/2032	503,321
468,060	2.50%, 10/01/2032	458,359
158,180	6.50%, 11/01/2032	178,122
1,252,117	2.50%, 12/01/2032	1,226,165
142,069	5.50%, 06/01/2033	156,326
59,631	4.50%, 08/01/2033	62,703
25,284	5.00%, 02/01/2034	27,261
864,754	4.00%, 06/01/2034	900,266
24,789	5.00%, 07/01/2034	26,511
120,278	5.00%, 09/01/2035	130,054
32,229	6.00%, 03/01/2036	36,173
22,025	6.00%, 04/01/2036	24,701
125,141	5.00%, 06/01/2036	135,004
2,645,677	3.00%, 09/01/2036	2,626,451
832,999	6.50%, 10/01/2036	938,017
240,172	5.50%, 10/01/2037	265,244
26,519	5.50%, 11/01/2037	29,054
63,125	5.50%, 12/01/2037	68,601
229,368	5.00%, 12/01/2039	248,437
580,459	5.00%, 02/01/2040	628,986
406,857	5.00%, 05/01/2040	438,667
158,442	4.50%, 07/01/2040	167,581
257,495	5.00%, 08/01/2040	277,619
410,414	4.00%, 10/01/2040	424,682
457,844	4.00%, 11/01/2040	473,774
1,067,850	4.00%, 01/01/2041	1,104,958
1,909,163	4.00%, 02/01/2041	1,975,610
355,649	4.00%, 04/01/2041	368,013
995,712	3.50%, 11/01/2041	1,002,634
866,186	3.50%, 02/01/2042	872,208
1,068,129	3.50%, 03/01/2042	1,075,556
637,307	4.00%, 03/01/2042	659,522
695,283	3.50%, 07/01/2042	700,117
1,175,599	3.50%, 08/01/2042	1,183,773
563,301	3.00%, 09/01/2042	548,610
986,745	3.50%, 11/01/2042	993,607
809,816	3.50%, 05/01/2043	815,423
2,772,239	3.00%, 09/01/2043	2,722,857
512,010	4.00%, 10/01/2043	528,207

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,438,592	4.00%, 11/01/2043	$ 1,487,552
504,145	4.50%, 11/01/2043	529,482
1,068,395	4.00%, 01/01/2044	1,101,926
1,197,240	4.00%, 09/01/2044	1,233,341
2,576,218	4.50%, 10/01/2044	2,699,319
2,057,797	3.50%, 11/01/2044	2,066,727
3,346,826	3.00%, 04/01/2045	3,273,618
1,705,922	4.00%, 04/01/2045	1,757,232
1,339,606	3.00%, 06/01/2045	1,310,139
1,821,012	3.00%, 08/01/2045	1,780,456
1,585,495	3.50%, 10/01/2045	1,590,997
834,946	4.00%, 12/01/2045	860,108
2,844,634	3.50%, 04/01/2046	2,857,887
4,075,806	3.00%, 10/01/2046	3,977,072
6,769,146	3.00%, 11/01/2046	6,606,457
2,520,136	3.00%, 12/01/2046	2,458,438
5,598,673	3.00%, 02/01/2047	5,460,460
726,334	2.50%, 03/01/2047	684,043
3,435,887	4.00%, 05/01/2047	3,532,300
5,702,266	4.00%, 07/01/2047	5,857,494
715,021	3.50%, 08/01/2047	716,858
9,044,762	3.50%, 10/01/2047	9,066,004
1,878,928	4.50%, 10/01/2047	1,974,451
1,231,332	3.00%, 12/01/2047	1,200,729
1,495,033	3.50%, 01/01/2048	1,498,834
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K714 Class A2
1,100,000	3.03%, 10/25/2020	1,105,291
	Series K025 Class A2
1,000,000	2.68%, 10/25/2022	990,853
	Series K036 Class A1
1,636,856	2.78%, 04/25/2023	1,633,775
	Series K727 Class A2
2,000,000	2.95%, 07/25/2024	1,989,830
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,002,769
	Series K061 Class A1
727,354	3.01%, 08/25/2026	725,982
	Series K061 Class A2
750,000	3.35%, 11/25/2026	758,100
	Federal National Mortgage Association
713	5.00%, 06/01/2018	724
11,488	4.00%, 04/01/2019	11,817
7,259	5.00%, 10/01/2020	7,394
8,647	8.00%, 11/01/2022	9,121
246,342	4.50%, 05/01/2024	256,866
99,820	4.00%, 02/01/2025	102,707
1,310,912	3.50%, 12/01/2025	1,337,309
372,509	4.00%, 01/01/2026	383,232
586,332	3.50%, 02/01/2026	598,138
537,221	3.00%, 12/01/2026	539,548
1,093,495	3.00%, 02/01/2027	1,098,240
785,140	3.00%, 03/01/2027	788,542
1,398,942	3.00%, 04/01/2027	1,405,006
1,246,318	2.50%, 09/01/2027	1,227,838
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,661,084	2.50%, 02/01/2028	$ 1,639,912
2,546,711	2.50%, 06/01/2028	2,512,666
63,931	6.00%, 01/01/2029	71,040
796,404	3.00%, 03/01/2029	797,408
415,530	3.50%, 09/01/2029	424,208
374,690	2.50%, 02/01/2030	368,288
338,634	2.50%, 06/01/2030	332,849
467,719	4.00%, 09/01/2030	483,355
1,433,264	3.00%, 10/01/2030	1,434,194
129,570	8.00%, 10/01/2030	145,667
1,194,279	3.50%, 01/01/2031	1,205,425
1,687,760	3.00%, 02/01/2031	1,686,260
1,238,254	4.50%, 08/01/2031	1,300,954
4,032,712	2.50%, 09/01/2031	3,951,419
418,574	3.50%, 01/01/2032	427,400
1,736,802	3.50%, 02/01/2032	1,772,283
78,179	6.50%, 06/01/2032	87,237
46,915	7.00%, 07/01/2032	53,837
1,681,638	3.00%, 08/01/2032	1,679,900
103,538	6.50%, 08/01/2032	115,535
4,803,317	3.00%, 10/01/2032	4,798,076
984,962	3.00%, 11/01/2032	981,149
1,393,366	3.00%, 02/01/2033	1,387,967
506,155	5.50%, 03/01/2033	554,753
87,909	5.50%, 05/01/2033	97,216
860,236	3.00%, 08/01/2033	856,906
70,586	5.00%, 09/01/2033	76,151
51,723	5.50%, 01/01/2034	56,510
483,869	4.00%, 02/01/2034	503,575
312,337	5.50%, 03/01/2034	345,332
260,586	5.50%, 05/01/2034	286,219
77,774	5.50%, 02/01/2035	85,413
146,551	6.00%, 02/01/2035	163,494
956,334	3.00%, 03/01/2035	952,629
869,934	5.00%, 05/01/2035	939,042
16,556	5.00%, 07/01/2035	17,800
165,975	5.00%, 09/01/2035	179,147
188,854	5.00%, 10/01/2035	203,831
97,391	6.00%, 10/01/2035	108,900
157,727	5.50%, 11/01/2035	173,192
24,613	6.00%, 11/01/2035	27,352
52,073	6.00%, 12/01/2035	58,399
62,790	5.50%, 04/01/2036	68,843
221,581	6.00%, 04/01/2036	247,729
562,481	6.00%, 06/01/2036	631,684
18,727	6.50%, 08/01/2036	21,216
148,325	5.50%, 10/01/2036	162,900
107,353	5.50%, 11/01/2036	117,791
1,124,461	6.00%, 12/01/2036	1,254,152
2,735,193	3.00%, 01/01/2037	2,716,121
83,791	5.00%, 07/01/2037	90,446
463,937	5.50%, 08/01/2037	509,471
690,361	5.50%, 01/01/2038	754,142
341,450	6.00%, 03/01/2038	383,231
178,073	5.50%, 07/01/2038	196,054
101,721	6.00%, 05/01/2039	114,522
856,724	4.50%, 08/01/2039	906,614
977,544	5.00%, 08/01/2039	1,059,134

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 724,802	5.00%, 12/01/2039	$ 788,795
559,729	4.50%, 03/01/2040	592,273
599,772	5.00%, 06/01/2040	649,559
3,748,439	4.50%, 08/01/2040	3,964,323
925,427	4.50%, 09/01/2040	978,500
249,826	4.50%, 11/01/2040	264,159
380,037	5.00%, 11/01/2040	410,864
281,901	5.00%, 01/01/2041	304,993
2,525,453	4.00%, 02/01/2041	2,609,285
2,951,256	4.50%, 03/01/2041	3,119,981
3,978,166	5.00%, 05/01/2041	4,300,509
755,245	4.00%, 09/01/2041	780,370
469,652	4.50%, 10/01/2041	496,707
1,778,642	3.50%, 12/01/2041	1,794,209
1,757,213	4.00%, 01/01/2042	1,815,548
1,115,981	3.50%, 02/01/2042	1,125,752
5,903,824	3.00%, 09/01/2042	5,807,725
1,000,620	3.50%, 09/01/2042	997,774
3,632,693	3.00%, 12/01/2042	3,573,670
1,989,060	3.00%, 02/01/2043	1,955,827
3,812,474	3.00%, 03/01/2043	3,728,643
1,014,748	3.00%, 04/01/2043	998,250
3,232,235	3.50%, 05/01/2043	3,256,552
143,820	4.00%, 06/01/2043	148,532
466,957	4.00%, 07/01/2043	482,478
3,262,866	3.00%, 08/01/2043	3,209,749
1,114,941	3.50%, 08/01/2043	1,123,314
653,025	3.00%, 09/01/2043	642,395
524,189	4.00%, 09/01/2043	541,596
2,082,746	4.00%, 10/01/2043	2,152,255
1,606,651	4.00%, 12/01/2043	1,660,060
1,322,836	5.00%, 01/01/2044	1,414,275
2,166,319	3.00%, 02/01/2044	2,131,061
1,628,346	3.50%, 06/01/2044	1,640,593
1,245,220	3.50%, 08/01/2044	1,254,265
1,920,779	4.00%, 08/01/2044	1,986,189
2,723,096	3.50%, 10/01/2044	2,740,067
549,746	4.00%, 12/01/2044	565,017
1,137,578	3.50%, 05/01/2045	1,143,403
710,274	4.00%, 06/01/2045	732,071
805,304	3.50%, 11/01/2045	807,623
8,948,517	3.50%, 12/01/2045	8,973,197
5,407,660	3.50%, 01/01/2046	5,421,542
856,245	4.00%, 01/01/2046	878,897
5,863,123	3.50%, 02/01/2046	5,878,171
2,782,491	3.50%, 03/01/2046	2,789,633
4,347,530	3.00%, 06/01/2046	4,240,507
1,395,760	3.00%, 07/01/2046	1,361,392
13,108,080	3.50%, 07/01/2046	13,142,250
1,192,755	2.50%, 10/01/2046	1,123,726
5,183,929	3.00%, 10/01/2046	5,063,331
3,334,198	4.00%, 10/01/2046	3,422,564
2,027,698	3.00%, 11/01/2046	1,977,721
3,597,407	3.00%, 12/01/2046	3,508,726
460,723	3.50%, 12/01/2046	461,978
2,951,018	3.50%, 01/01/2047	2,958,610
2,816,596	3.50%, 02/01/2047	2,823,842
3,199,399	4.00%, 03/01/2047	3,284,871
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,644,985	4.00%, 04/01/2047	$ 1,689,128
3,691,194	4.00%, 05/01/2047	3,790,272
3,253,435	4.00%, 06/01/2047	3,341,190
1,566,395	4.50%, 06/01/2047	1,640,776
1,886,256	3.50%, 07/01/2047	1,891,109
4,353,672	3.50%, 08/01/2047	4,364,874
3,587,612	4.00%, 08/01/2047	3,684,754
1,370,213	3.00%, 09/01/2047	1,336,411
968,082	4.00%, 09/01/2047	994,344
2,618,181	4.50%, 09/01/2047	2,746,224
3,576,522	4.00%, 10/01/2047	3,673,553
1,667,040	4.50%, 11/01/2047	1,748,692
4,722,424	3.50%, 12/01/2047	4,733,659
1,114,974	3.50%, 01/01/2048	1,117,628
1,615,799	3.50%, 02/01/2048	1,619,187
1,401,228	Federal National Mortgage Association Alternative Credit Enhancement Security Series 2016-M9 Class A1 ACES 2.00%, 06/25/2026	1,351,923
	Government National Mortgage Association
4,319	5.00%, 09/15/2018	4,355
609	9.00%, 04/15/2021	611
10,481	7.00%, 07/15/2025	11,320
11,296	7.50%, 12/15/2025	12,098
173,242	3.50%, 02/15/2026	177,781
133,550	4.00%, 04/20/2026	137,826
1,655,425	2.50%, 04/15/2027	1,634,965
1,013,727	3.00%, 06/20/2027	1,019,683
1,784,528	2.50%, 11/20/2030	1,757,590
282,013	5.00%, 11/15/2033	302,977
55,037	5.50%, 12/15/2035	60,633
68,467	5.00%, 12/20/2035	73,486
128,104	6.00%, 01/20/2036	144,558
154,097	5.50%, 02/20/2036	168,630
63,039	5.50%, 04/15/2037	69,418
950,329	5.00%, 06/15/2039	1,020,628
598,670	4.50%, 01/20/2040	629,249
893,602	4.00%, 05/20/2040	939,352
303,971	4.50%, 07/20/2040	319,460
175,968	5.50%, 07/20/2040	190,878
284,077	4.50%, 09/20/2040	298,592
1,039,553	4.00%, 10/15/2040	1,077,777
542,776	4.00%, 09/15/2041	562,044
101,207	4.50%, 12/20/2041	106,485
510,147	3.50%, 06/15/2042	517,684
1,604,070	3.50%, 06/20/2042	1,629,242
1,825,551	3.50%, 08/15/2042	1,852,544
938,198	3.00%, 10/15/2042	926,845
1,182,967	3.00%, 02/15/2043	1,172,674
3,108,679	3.50%, 10/20/2044	3,144,247
1,565,216	3.00%, 01/20/2046	1,546,469
2,538,960	3.50%, 02/20/2046	2,565,927
1,602,826	3.50%, 03/20/2046	1,619,850
820,308	4.00%, 03/20/2046	847,831
4,181,990	3.00%, 04/20/2046	4,129,745

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,780,136	3.50%, 04/20/2046	$ 1,798,769
2,220,572	3.50%, 05/20/2046	2,243,643
8,233,969	3.00%, 08/20/2046	8,116,627
2,614,673	3.00%, 09/20/2046	2,578,674
1,489,961	3.50%, 09/20/2046	1,504,971
2,783,126	3.50%, 10/20/2046	2,811,164
1,355,912	3.00%, 11/20/2046	1,336,060
2,026,572	3.00%, 12/20/2046	1,996,893
11,133,397	3.00%, 01/20/2047	10,968,937
2,188,961	3.50%, 01/20/2047	2,211,013
1,365,622	3.00%, 04/20/2047	1,345,123
2,689,459	3.50%, 04/20/2047	2,716,554
6,545,065	4.00%, 04/20/2047	6,737,193
2,408,804	3.50%, 05/20/2047	2,433,072
962,300	3.50%, 06/20/2047	971,985
5,231,237	3.50%, 07/20/2047	5,283,939
2,936,640	3.50%, 08/20/2047	2,966,225
4,319,341	4.00%, 09/20/2047	4,441,841
970,899	4.00%, 10/20/2047	998,668
4,158,171	4.50%, 11/20/2047	4,327,030
3,107,398	3.50%, 12/20/2047	3,138,830
1,492,679	3.50%, 01/20/2048	1,507,749
1,490,560	4.00%, 01/20/2048	1,534,655
1,247,334	3.00%, 02/20/2048	1,227,156
1,496,889	3.50%, 02/20/2048	1,512,002
997,404	4.50%, 02/20/2048	1,040,172
1,500,000	4.00%, 03/20/2048	1,544,375
		451,515,563
TOTAL MORTGAGE-BACKED SECURITIES — 30.00% (Cost $483,513,378)		$ 471,203,704
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue Series B 3.83%, 05/15/2028	2,078,960
105,000	Energy Northwest 2.81%, 07/01/2024	103,257
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,181,650
1,000,000	New York State Dormitory Authority Series C 4.55%, 02/15/2021	1,021,250
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,793,800
600,000	State of Illinois 5.10%, 06/01/2033	562,398
1,000,000	State of Texas 5.52%, 04/01/2039	1,281,460
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	$ 2,093,060
TOTAL MUNICIPAL BONDS AND NOTES — 0.77% (Cost $12,033,516)		$ 12,115,835
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
500,000	3.38%, 06/12/2020	510,624
3,500,000	2.63%, 12/10/2021(b)	3,505,558
2,600,000	5.75%, 06/12/2026	3,121,747
	Federal Home Loan Mortgage Corp
2,000,000	1.25%, 10/02/2019	1,970,872
500,000	2.38%, 01/13/2022	496,306
	Federal National Mortgage Association
3,500,000	1.00%, 10/24/2019	3,430,591
1,000,000	1.50%, 06/22/2020	980,510
2,000,000	1.38%, 10/07/2021	1,921,586
2,000,000	1.88%, 09/24/2026(b)	1,842,044
500,000	Resolution Funding Corp 9.38%, 10/15/2020	585,071
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(b)	1,696,473
1,260,000	7.13%, 05/01/2030	1,761,969
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.39% (Cost $21,953,244)		$ 21,823,351
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,500,000	1.25%, 04/30/2019	3,465,813
3,500,000	3.13%, 05/15/2019	3,536,061
7,500,000	1.13%, 05/31/2019(b)	7,409,083
10,500,000	1.00%, 06/30/2019	10,344,338
10,000,000	0.88%, 07/31/2019	9,827,838
12,000,000	1.00%, 08/31/2019(b)	11,796,576
3,000,000	1.00%, 09/30/2019	2,945,833
10,000,000	1.25%, 10/31/2019(b)	9,845,895
10,000,000	1.00%, 11/30/2019	9,795,781
8,000,000	1.50%, 11/30/2019	7,900,996
10,000,000	1.13%, 12/31/2019	9,806,199
11,000,000	1.25%, 01/31/2020	10,796,981
3,870,000	3.63%, 02/15/2020	3,964,523
9,000,000	1.38%, 02/29/2020(b)	8,846,075
13,000,000	1.38%, 03/31/2020	12,763,773
3,800,000	1.13%, 04/30/2020	3,708,371
3,000,000	3.50%, 05/15/2020	3,071,900
9,000,000	1.38%, 05/31/2020	8,817,743
9,000,000	1.63%, 06/30/2020	8,859,533
10,000,000	1.63%, 07/31/2020	9,838,020
7,500,000	2.63%, 08/15/2020	7,546,062

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 9,000,000	1.38%, 09/30/2020	$ 8,783,834
10,000,000	1.75%, 10/31/2020	9,844,139
10,000,000	2.63%, 11/15/2020	10,060,893
12,000,000	2.38%, 12/31/2020(b)	11,997,530
4,800,000	2.13%, 01/31/2021	4,764,307
4,000,000	2.00%, 02/28/2021	3,954,772
5,000,000	2.25%, 03/31/2021(b)	4,977,230
7,000,000	1.38%, 04/30/2021	6,784,084
5,000,000	3.13%, 05/15/2021	5,102,961
5,000,000	2.00%, 05/31/2021	4,934,021
5,000,000	2.13%, 06/30/2021	4,950,011
6,500,000	1.13%, 07/31/2021	6,224,773
5,000,000	2.13%, 08/15/2021	4,944,702
2,000,000	2.13%, 09/30/2021	1,976,695
5,500,000	2.00%, 11/15/2021(b)	5,410,308
2,650,000	8.00%, 11/15/2021	3,155,969
4,000,000	1.50%, 01/31/2022	3,854,107
4,000,000	2.00%, 02/15/2022	3,928,150
6,500,000	1.75%, 03/31/2022	6,314,650
5,000,000	1.75%, 04/30/2022	4,851,518
10,000,000	1.88%, 05/31/2022	9,747,854
5,000,000	2.13%, 06/30/2022	4,919,184
7,000,000	2.00%, 07/31/2022	6,848,510
9,700,000	1.63%, 08/15/2022	9,338,492
3,650,000	7.25%, 08/15/2022	4,365,876
5,000,000	1.75%, 09/30/2022	4,831,546
8,000,000	1.63%, 11/15/2022	7,677,545
5,000,000	2.13%, 12/31/2022	4,901,915
5,000,000	1.75%, 01/31/2023	4,815,122
9,000,000	1.50%, 02/28/2023	8,555,704
5,000,000	1.50%, 03/31/2023	4,748,232
5,000,000	1.75%, 05/15/2023	4,799,325
3,500,000	1.38%, 06/30/2023	3,291,270
5,000,000	2.50%, 08/15/2023	4,974,531
2,000,000	6.25%, 08/15/2023	2,366,053
5,000,000	1.38%, 09/30/2023	4,683,318
7,500,000	2.75%, 11/15/2023	7,550,323
6,000,000	2.25%, 01/31/2024	5,873,506
4,000,000	2.13%, 02/29/2024	3,886,109
10,000,000	2.50%, 05/15/2024	9,911,491
8,500,000	2.38%, 08/15/2024	8,351,881
8,750,000	2.25%, 11/15/2024	8,516,692
5,500,000	2.00%, 02/15/2025	5,259,582
10,000,000	2.13%, 05/15/2025	9,624,379
4,800,000	6.88%, 08/15/2025(b)	6,142,154
6,000,000	2.25%, 11/15/2025	5,803,938
5,000,000	1.63%, 02/15/2026	4,609,851
10,000,000	2.00%, 11/15/2026	9,424,656
8,000,000	2.38%, 05/15/2027	7,755,976
5,000,000	2.25%, 08/15/2027	4,790,602
1,000,000	2.75%, 02/15/2028	999,755
6,200,000	4.75%, 02/15/2037	7,924,608
7,000,000	3.50%, 02/15/2039	7,677,901
5,275,000	4.38%, 05/15/2040	6,527,898
6,000,000	3.13%, 11/15/2041	6,186,788
10,000,000	2.75%, 08/15/2042	9,642,209
5,000,000	3.13%, 02/15/2043	5,143,813
5,000,000	2.88%, 05/15/2043	4,918,462
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,000,000	3.75%, 11/15/2043	$ 5,699,952
5,000,000	3.63%, 02/15/2044	5,591,439
5,000,000	3.38%, 05/15/2044	5,366,294
5,000,000	3.13%, 08/15/2044	5,138,228
5,000,000	3.00%, 11/15/2044	5,022,713
13,000,000	2.50%, 02/15/2045(b)	11,844,376
9,500,000	2.50%, 02/15/2046	8,627,079
6,500,000	3.00%, 02/15/2047	6,520,483
2,500,000	2.75%, 11/15/2047	2,384,672
4,000,000	3.00%, 02/15/2048	4,014,074
TOTAL U.S. TREASURY BONDS AND NOTES — 36.88% (Cost $590,485,208)		$ 579,298,409
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.42%
2,400,000	Repurchase agreement (principal amount/value $2,400,000 with a maturity value of $2,400,466.67 with Daiwa Capital Markets America Inc, 1.75%, dated 3/29/18 to be repurchased at $2,400,000 on 4/2/18 collateralized by a U.S. Treasury Bond, 9.125%, 5/15/18, with a value of $2,448,063.	2,400,000
1,958,523	Undivided interest of 14.10% in a repurchase agreement (principal amount/value $13,904,393 with a maturity value of $13,907,205) with Deutsche Bank Securities Inc, 1.82%, dated 3/29/18 to be repurchased at $1,958,523 on 4/2/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 7/25/42 - 1/20/48, with a value of $14,182,481.(c)	1,958,523
554,479	Undivided interest of 22.35% in a repurchase agreement (principal amount/value $2,482,650 with a maturity value of $2,483,133) with Credit Agricole Securities (USA) Inc, 1.75%, dated 3/29/18 to be repurchased at $554,479 on 4/2/18 collateralized by U.S. Treasury securities, 1.50% - 1.63%, 12/31/18 - 10/15/20, with a value of $2,532,303.(c)	554,479

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$12,190,353	Undivided interest of 8.49% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $12,190,353 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(c)	$ 12,190,353
12,190,353	Undivided interest of 8.53% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $12,190,353 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(c)	12,190,353
12,190,353	Undivided interest of 84.95% in a repurchase agreement (principal amount/value $14,358,917 with a maturity value of $14,361,789) with ING Financial Markets LLC, 1.80%, dated 3/29/18 to be repurchased at $12,190,353 on 4/2/18 collateralized by various U.S. Government Agency securities, 2.19% - 6.00%, 9/1/26 - 2/1/48, with a value of $14,646,095.(c)	12,190,353
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$12,190,353	Undivided interest of 9.36% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $12,190,353 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(c)	$ 12,190,353
SHORT TERM INVESTMENTS — 3.42% (Cost $53,674,414)		$ 53,674,414
TOTAL INVESTMENTS — 102.97% (Cost $1,645,547,674)		$1,617,300,910
OTHER ASSETS & LIABILITIES, NET — (2.97)%		$ (46,710,190)
TOTAL NET ASSETS — 100.00%		$1,570,590,720

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 29, 2018, the aggregate cost and fair value of 144A securities was $48,791,279 and $48,318,534, respectively, representing 3.08% of net assets.
(b)	All or a portion of the security is on loan at March 29, 2018.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

March 29, 2018

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 4.57%
$ 155,008	Ajax Mortgage Loan Trust(a) Series 2017-B Class A 3.16%, 09/25/2056	$ 152,800
255,000	ALM XVI Ltd(a)(b) Series 2015-16A Class A1R 2.77%, 07/15/2027 3-mo. LIBOR + 1.05%	255,685
454,000	American Money Management Corp(a)(b) Series 2014-14A Class A1LR 3.01%, 07/25/2029 3-mo. LIBOR + 1.25%	457,732
272,000	Anchorage Capital Ltd(a)(b) Series 2015-6A Class AR 2.99%, 07/15/2030 3-mo. LIBOR + 1.27%	274,073
	Atlas Senior Loan Fund Ltd(a)(b)
	Series 2014-1A Class AR2
400,000	2.99%, 07/16/2029 3-mo. LIBOR + 1.26%	402,516
	Series 2017-8A Class A
250,000	3.50%, 01/16/2030 3-mo. LIBOR + 1.30%	252,151
500,000	Atrium IX(a)(b) Series 2009A Class AR 3.26%, 05/28/2030 3-mo. LIBOR + 1.24%	503,634
227,620	Atrium X(a)(b) Series 2010A Class AR 2.68%, 07/16/2025 3-mo. LIBOR + 0.95%	227,645
250,000	Avery Point III Ltd(a)(b) Series 2013-3A Class AR 2.86%, 01/18/2025 3-mo. LIBOR + 1.12%	250,114
	Bain Capital Credit(a)(b)
	Series 2017-1A Class A1
250,000	2.99%, 07/20/2030 3-mo. LIBOR + 1.25%	251,233
	Series 2017-2A Class AR
454,000	3.01%, 07/25/2030 3-mo. LIBOR + 1.25%	456,610
217,953	Bayview Koitere Fund Trust(a) Series 2017-RT4 Class A 3.50%, 07/28/2057	219,437
220,112	Bayview Opportunity Master Fund(a) Series 2017-RT6 Class A 3.50%, 10/28/2057	220,648
	Bayview Opportunity Master Fund IV Trust(a)
	Series 2017-SPL3 Class A
83,805	4.00%, 11/28/2053	85,901
	Series 2017-SPL4 Class A
84,316	3.50%, 01/28/2055	84,703
	Series 2017-SPL5 Class A
108,120	3.50%, 06/28/2057	108,616
	Series 2017-RT3 Class A
137,543	3.50%, 01/28/2058	138,412
Principal Amount		Fair Value
Non-Agency — (continued)
$ 308,000	Benefit Street Partners Ltd(a)(b) Series 2014-VA Class AR 2.94%, 10/20/2026 3-mo. LIBOR + 1.20%	$ 308,097
408,000	BlueMountain CLO Ltd(a)(b) Series 2013-2A Class A1R 2.92%, 10/22/2030 3-mo. LIBOR + 1.18%	410,516
	BlueMountain Ltd(a)(b)
	Series 2014-1A Class A1R
360,000	3.57%, 04/30/2026 3-mo. LIBOR + 1.26%	360,271
	Series 2014-2A Class AR
250,000	2.67%, 07/20/2026 3-mo. LIBOR + 0.93%	250,015
250,000	Bristol Park CLO Ltd(a)(b) Series 2016-1A Class A 3.14%, 04/15/2029 3-mo. LIBOR + 1.42%	251,921
500,000	Carlyle Global Market Strategies CLO Ltd(a)(b) Series 2013-1A Class A1R 3.07%, 08/14/2030 3-mo. LIBOR + 1.22%	503,202
270,627	Chesapeake Funding II LLC(a)(b) Series 2016-2A Class A2 2.81%, 06/15/2028 1-mo. LIBOR + 1.00%	271,491
430,000	CIFC Funding Ltd(a)(b) Series 2014-3A Class B2R 3.24%, 07/22/2026 3-mo. LIBOR + 1.50%	430,610
36,344	CIG Auto Receivables Trust(a) Series 2017-1A Class A 2.71%, 05/15/2023	36,138
102,585	Citigroup Mortgage Loan Trust Inc(a) Series 2018-RP1 Class A1 3.00%, 09/25/2064	101,851
62,643	Conn Funding II LP(a) Series 2017-B Class A 2.73%, 07/15/2020	62,540
103,259	Consumer Loan(a) Series 2017-P2 Class A 2.61%, 01/15/2024	102,940
540,000	Drive Auto Receivables Trust(a) Series 2017-AA Class C 2.98%, 01/18/2022	540,185
250,000	Dryden 49 Senior Loan Fund(a)(b) Series 2017-49A Class A 2.95%, 07/18/2030 3-mo. LIBOR + 1.21%	251,224
407,000	Dryden Senior Loan Fund(a)(b) Series 2017-50A Class A1 2.94%, 07/15/2030 3-mo. LIBOR + 1.22%	408,980
100,000	Engs Commercial Finance Trust(a) Series 2018-1A Class A1 2.97%, 02/22/2021	99,991

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 69,762	Finance of America(a) Series 2017-HB1 Class A 2.32%, 11/25/2027	$ 69,504
250,000	Goldentree Loan Opportunities(a)(b) Series 2015-11A Class AR2 2.81%, 01/18/2031 3-mo. LIBOR + 1.07%	251,335
	KKR Ltd(a)(b)
	Series 2017-9 Class AR
268,000	2.99%, 07/15/2030 3-mo. LIBOR + 1.27%	269,717
	Series 2018 Class A
454,000	3.01%, 07/18/2030 3-mo. LIBOR + 1.27%	458,367
440,000	LCM Ltd Partnership(a)(b) Series 2017-25A Class A 2.95%, 07/20/2030 3-mo. LIBOR + 1.21%	442,981
	Lendmark Funding Trust(a)
	Series 2017-1A Class A
237,000	2.83%, 12/22/2025	235,777
	Series 2017-2A Class A
100,000	2.80%, 05/20/2026	99,453
264,000	Madison Park Funding XIV Ltd(a)(b) Series 2014-14A Class A1R 2.86%, 07/20/2026 3-mo. LIBOR + 1.12%	264,140
250,000	Magnetite IX Ltd(a)(b) Series 2014-9A Class A1R 2.76%, 07/25/2026 3-mo. LIBOR + 1.00%	250,088
78,266	Marlette Funding Trust(a) Series 2017-3A Class A 2.36%, 12/15/2024	77,971
200,000	Mexico City Airport Trust(a) 3.88%, 04/30/2028	184,048
150,194	Mill City Mortgage Loan Trust(a) Series 2017-3 Class A1 2.75%, 01/25/2061	148,457
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C28 Class A4
316,000	3.54%, 01/15/2049	317,230
	Series 2016-C31 Class A5
65,000	3.10%, 11/15/2049	62,986
	Series 2017-C34 Class A4
484,000	3.54%, 11/15/2052	482,740
	Nationstar HECM Loan Trust(a)
	Series 2017-1A Class A
45,775	1.97%, 05/25/2027	45,614
	Series 2017-2A Class A1
72,623	2.04%, 09/25/2027	72,169
	Series 2018-1A Class A
100,000	2.76%, 02/25/2028	100,000
Principal Amount		Fair Value
Non-Agency — (continued)
$ 255,000	Northwoods Capital XV Ltd(a)(b) Series 2017-15A Class A 3.55%, 06/20/2029 3-mo. LIBOR + 1.30%	$ 256,331
	NRZ Excess Spread-Collateralized Notes(a)
	Series 2018-PLS1 Class A
146,102	3.19%, 01/25/2023	145,312
	Series 2018-PLS2 Class A
96,248	3.27%, 02/25/2023	95,997
255,000	Oaktree EIF II Ltd(a)(b) Series 2014-A2 Class AR 3.02%, 11/15/2025 3-mo. LIBOR + 1.15%	255,110
284,000	OCP CLO Ltd(a)(b) Series 2015-8A Class A1R 2.59%, 04/17/2027 3-mo. LIBOR + 0.85%	284,025
250,000	Octagon Investment Partners 33 Ltd(a)(b) Series 2017-1A Class A1 2.93%, 01/20/2031 3-mo. LIBOR + 1.19%	251,421
250,000	Octagon Investment Partners XV Ltd(a)(b) Series 2013-1A Class A1AR 2.95%, 07/19/2030 3-mo. LIBOR + 1.21%	251,887
260,000	Octagon Investment Partners XX Ltd(a)(b) Series 2014-1A Class AR 2.96%, 08/12/2026 3-mo. LIBOR + 1.13%	260,089
260,000	Octagon Loan Funding Ltd(a)(b) Series 2014-1A Class A1R 3.01%, 11/18/2026 3-mo. LIBOR + 1.14%	260,108
446,000	OHA Credit Partners Ltd(a)(b) Series 2014-10A Class AR 2.87%, 07/20/2026 3-mo. LIBOR + 1.13%	446,083
	OneMain Financial Issuance Trust(a)
	Series 2016-2A Class A
95,132	4.10%, 03/20/2028	95,812
	Series 2018-1A Class A
228,000	3.30%, 03/14/2029	228,757
	Series 2017-1A Class A1
208,000	2.37%, 09/14/2032	204,473
317,000	OZLM IX Ltd(a)(b) Series 2014-9A Class A1R 2.96%, 01/20/2027 3-mo. LIBOR + 1.22%	317,073
	Prosper Marketplace Lending Issuance Trust(a)
	Series 2017-3A Class A
72,941	2.36%, 11/15/2023	72,641
	Series 2018-1A Class A
150,000	3.11%, 06/17/2024	149,973

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 250,000	Santander Drive Auto Receivables Trust Series 2016-2 Class D 3.39%, 04/15/2022	$ 251,586
80,000	SBA Tower Trust(a) 3.45%, 03/15/2023	80,060
130,000	Skopos Auto Receivables Trust(a) Series 2018-1A Class A 3.19%, 09/15/2021	129,961
	SoFi Consumer Loan Program LLC(a)
	Series 2017-3 Class A
159,707	2.77%, 05/25/2026	158,605
	Series 2017-4 Class A
71,013	2.50%, 05/26/2026	70,186
	SoFi Consumer Loan Trust(a)
	Series 2017-6 Class A2
100,000	2.82%, 11/25/2026	98,890
	Series 2018-1 Class A1
159,216	2.55%, 02/25/2027	158,675
460,000	Sound Point CLO XIX Ltd(a)(b) Series 2018-1A Class A 2.72%, 04/15/2031 3-mo. LIBOR + 1.00%	460,000
214,126	Sound Point Ltd(a)(b) Series 2013-3A Class AR 2.84%, 01/21/2026 3-mo. LIBOR + 1.10%	214,159
	Springleaf Funding Trust(a)
	Series 2016-AA Class A
100,000	2.90%, 11/15/2029	99,561
	Series 2017-AA Class A
215,000	2.68%, 07/15/2030	211,638
266,000	Symphony Ltd(a)(b) Series 2014-15A Class AR 2.92%, 10/17/2026 3-mo. LIBOR + 1.18%	266,063
	Towd Point Mortgage Trust(a)
	Series 2016-4 Class A1
223,084	2.25%, 07/25/2056	218,570
	Series 2017-5 Class A1
190,539	2.48%, 02/25/2057(b) 1-mo. LIBOR + 0.60%	191,224
	Series 2017-2 Class A1
164,352	2.75%, 04/25/2057	163,157
	Series 2017-4 Class A1
171,967	2.75%, 06/25/2057	169,493
	Series 2017-3 Class A1
123,098	2.75%, 07/25/2057	121,966
	Series 2017-6 Class A1
138,007	2.75%, 10/25/2057	136,013
260,000	Vibrant Ltd(a)(b) Series 2017-6A Class A 3.49%, 06/20/2029 3-mo. LIBOR + 1.24%	261,167
Principal Amount		Fair Value
Non-Agency — (continued)
$ 250,000	Voya CLO Ltd(a)(b) Series 2017-4A Class A1 2.85%, 10/15/2030 3-mo. LIBOR + 1.13%	$ 251,447
	Voya Ltd(a)(b)
	Series 2014-4A Class A1R
255,000	2.67%, 10/14/2026 3-mo. LIBOR + 0.95%	255,028
	Series 2017-3A Class A1A
250,000	2.97%, 07/20/2030 3-mo. LIBOR + 1.23%	252,181
59,850	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	59,294
250,000	ZAIS CLO 5 Ltd(a)(b) Series 2016-2A 3.09%, 10/15/2028 3-mo. LIBOR + 1.53%	250,780
263,000	ZAIS Ltd(a)(b) Series 2017-1A Class A1 3.09%, 07/15/2029 3-mo. LIBOR + 1.37%	265,002
TOTAL ASSET-BACKED SECURITIES — 4.57% (Cost $20,959,091)		$ 20,934,257
CORPORATE BONDS AND NOTES
Basic Materials — 1.10%
50,000	Alpha 3 BV / Alpha US Bidco Inc(a) 6.25%, 02/01/2025	50,625
400,000	Anglo American Capital PLC(a)(c) 3.63%, 05/14/2020	401,323
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021(c)	203,722
600,000	4.45%, 03/01/2023	600,329
100,000	Clearwater Paper Corp(a) 5.38%, 02/01/2025	95,000
50,000	Coeur Mining Inc 5.88%, 06/01/2024	49,750
75,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	73,594
	Freeport-McMoRan Inc
100,000	3.88%, 03/15/2023	96,640
50,000	5.40%, 11/14/2034	47,515
250,000	Gold Fields Orogen Holdings BVI Ltd(a) 4.88%, 10/07/2020	251,750
75,000	Hexion US Finance Corp 6.63%, 04/15/2020	69,938
50,000	Hudbay Minerals Inc(a) 7.63%, 01/15/2025	52,813
250,000	Incitec Pivot Finance LLC(a) 6.00%, 12/10/2019	261,004
400,000	International Paper Co 4.40%, 08/15/2047	380,629

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Basic Materials — (continued)
$ 60,000	Methanex Corp 5.65%, 12/01/2044	$ 59,867
150,000	Platform Specialty Products Corp(a) 6.50%, 02/01/2022	152,437
50,000	PQ Corp(a) 5.75%, 12/15/2025	49,500
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,030,361
	RPM International Inc
110,000	6.13%, 10/15/2019	115,061
100,000	5.25%, 06/01/2045	108,534
55,000	Sherwin-Williams Co 3.13%, 06/01/2024	53,155
125,000	Signode Industrial Group Lux SA / Signode Industrial Group US Inc(a) 6.38%, 05/01/2022	128,594
250,000	Southern Copper Corp 6.75%, 04/16/2040	308,434
50,000	Steel Dynamics Inc 5.25%, 04/15/2023	50,625
100,000	Teck Resources Ltd 6.13%, 10/01/2035	106,000
	Vale Overseas Ltd
145,000	6.25%, 08/10/2026	162,443
65,000	6.88%, 11/10/2039	77,025
		5,036,668
Communications — 4.92%
60,000	21st Century Fox America Inc 4.95%, 10/15/2045	66,049
75,000	Acosta Inc(a)(c) 7.75%, 10/01/2022	47,250
	Alibaba Group Holding Ltd
600,000	3.60%, 11/28/2024(c)	595,103
200,000	3.40%, 12/06/2027	189,686
200,000	4.20%, 12/06/2047	191,508
	Amazon.com Inc
25,000	2.80%, 08/22/2024(a)	24,166
615,000	3.88%, 08/22/2037(a)	610,515
100,000	4.95%, 12/05/2044	112,495
	AMC Networks Inc
50,000	5.00%, 04/01/2024	49,409
50,000	4.75%, 08/01/2025	48,182
	AT&T Inc
35,000	4.25%, 03/01/2027	35,359
500,000	3.90%, 08/14/2027	503,107
565,000	4.30%, 02/15/2030(a)	562,196
1,075,000	4.80%, 06/15/2044	1,047,565
100,000	4.75%, 05/15/2046	96,961
500,000	5.45%, 03/01/2047	529,833
280,000	5.15%, 02/14/2050	282,331
280,000	Bell Canada Inc 4.46%, 04/01/2048	284,945
75,000	Cablevision Systems Corp(c) 5.88%, 09/15/2022	74,415
690,000	CBS Corp 4.90%, 08/15/2044	691,407
Principal Amount		Fair Value
Communications — (continued)
$ 50,000	CBS Radio Inc(a)(c) 7.25%, 11/01/2024	$ 50,938
	CCO Holdings LLC / CCO Holdings Capital Corp
150,000	5.13%, 02/15/2023	150,975
50,000	5.38%, 05/01/2025(a)	49,250
75,000	5.75%, 02/15/2026(a)	74,626
50,000	5.88%, 05/01/2027(a)	50,000
75,000	5.00%, 02/01/2028(a)	70,312
200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(a) 7.75%, 07/15/2025	211,500
	Charter Communications Operating LLC / Charter Communications Operating Capital
140,000	4.46%, 07/23/2022	143,062
1,070,000	4.91%, 07/23/2025	1,092,872
200,000	4.20%, 03/15/2028	191,312
90,000	6.48%, 10/23/2045	98,646
235,000	5.38%, 05/01/2047	226,939
100,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	101,750
	Comcast Corp
60,000	2.35%, 01/15/2027	53,832
1,730,000	3.30%, 02/01/2027	1,673,522
100,000	3.55%, 05/01/2028	98,356
180,000	3.40%, 07/15/2046	154,361
50,000	CommScope Technologies Finance LLC(a) 6.00%, 06/15/2025	52,025
	Cox Communications Inc(a)
55,000	3.15%, 08/15/2024	52,723
535,000	3.35%, 09/15/2026	509,068
95,000	6.95%, 06/01/2038	114,990
35,000	4.50%, 06/30/2043	31,732
200,000	CSC Holdings LLC(a) 5.50%, 04/15/2027	191,500
400,000	Deutsche Telekom International Finance BV(a) 3.60%, 01/19/2027	392,417
	Discovery Communications LLC
101,000	3.80%, 03/13/2024	99,763
345,000	4.90%, 03/11/2026(c)	357,410
200,000	3.95%, 03/20/2028	191,841
	DISH DBS Corp
50,000	5.88%, 07/15/2022(c)	47,750
150,000	5.88%, 11/15/2024	133,687
100,000	Gray Television Inc(a) 5.88%, 07/15/2026	97,250
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	285,556
450,000	5.00%, 05/13/2045	422,162
75,000	iHeartCommunications Inc 9.00%, 03/01/2021	58,828
	Intelsat Jackson Holdings SA
125,000	7.50%, 04/01/2021	113,125

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 75,000	5.50%, 08/01/2023	$ 60,750
50,000	9.75%, 07/15/2025(a)	46,688
50,000	LIN Television Corp 5.88%, 11/15/2022	51,437
50,000	Match Group Inc(a) 5.00%, 12/15/2027	49,250
100,000	Nexstar Escrow Corp(a) 5.63%, 08/01/2024	97,970
200,000	Numericable-SFR SAS(a) 7.38%, 05/01/2026	190,500
75,000	Outfront Media Capital LLC / Outfront Media Capital Corp 5.88%, 03/15/2025	76,031
	Radio One Inc(a)
50,000	9.25%, 02/15/2020	48,500
50,000	7.38%, 04/15/2022	49,500
52,000	Scripps Networks Interactive Inc 3.95%, 06/15/2025	51,667
	Sinclair Television Group Inc(a)
50,000	5.63%, 08/01/2024	49,625
75,000	5.88%, 03/15/2026	74,250
	Sirius XM Radio Inc(a)
50,000	6.00%, 07/15/2024	51,500
75,000	5.38%, 04/15/2025	74,437
25,000	5.00%, 08/01/2027	23,500
575,000	Sky PLC(a) 3.75%, 09/16/2024	583,986
75,000	Sprint Capital Corp 6.88%, 11/15/2028	70,031
	Sprint Corp
50,000	7.13%, 06/15/2024	48,750
175,000	7.63%, 02/15/2025(c)	172,156
50,000	7.63%, 03/01/2026(c)	48,813
400,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(a) 5.15%, 03/20/2028	402,000
	T-Mobile USA Inc
50,000	5.13%, 04/15/2025	50,250
150,000	4.50%, 02/01/2026	144,000
75,000	TEGNA Inc 6.38%, 10/15/2023	77,902
	Telefonica Emisiones SAU
150,000	4.10%, 03/08/2027	149,749
300,000	7.05%, 06/20/2036	380,110
260,000	5.21%, 03/08/2047	275,854
205,000	4.90%, 03/06/2048	208,387
200,000	Telenet Finance Luxembourg(a) 5.50%, 03/01/2028	191,250
	Time Warner Cable Inc
50,000	6.55%, 05/01/2037	56,145
500,000	5.50%, 09/01/2041	496,047
65,000	4.50%, 09/15/2042	56,210
100,000	Time Warner Cable LLC 4.00%, 09/01/2021	100,381
	Time Warner Inc
145,000	4.88%, 03/15/2020	149,909
100,000	2.95%, 07/15/2026	91,527
165,000	3.80%, 02/15/2027	159,423
Principal Amount		Fair Value
Communications — (continued)
$ 75,000	Tribune Media Co 5.88%, 07/15/2022	$ 76,031
255,000	Tencent Holdings Ltd(a) 2.99%, 01/19/2023	248,424
	Verizon Communications Inc
300,000	5.15%, 09/15/2023	323,548
450,000	4.15%, 03/15/2024	461,678
465,000	4.50%, 08/10/2033	470,275
470,000	5.25%, 03/16/2037	506,016
150,000	4.81%, 03/15/2039	153,219
750,000	4.13%, 08/15/2046	673,782
110,000	4.52%, 09/15/2048	105,799
65,000	5.01%, 08/21/2054	64,540
	Viacom Inc
225,000	4.25%, 09/01/2023	228,269
75,000	4.38%, 03/15/2043	67,101
200,000	Virgin Media Secured Finance PLC(a) 5.25%, 01/15/2026	192,500
325,000	WPP Finance 2010 5.13%, 09/07/2042	330,571
		22,496,800
Consumer, Cyclical — 1.99%
150,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 5.00%, 10/15/2025	142,830
50,000	Adient Global Holdings(a) 4.88%, 08/15/2026	47,250
750,000	Advance Auto Parts Inc 4.50%, 12/01/2023	776,007
75,000	American Axle & Manufacturing Inc(c) 6.50%, 04/01/2027	75,000
25,000	American Builders & Contractors Supply Co Inc(a) 5.63%, 04/15/2021	25,344
	Aramark Services Inc
75,000	5.13%, 01/15/2024	76,500
50,000	5.00%, 04/01/2025(a)	50,390
50,000	5.00%, 02/01/2028(a)	48,938
100,000	Argos Merger Sub Inc(a) 7.13%, 03/15/2023	56,750
50,000	BCD Acquisition Inc(a) 9.63%, 09/15/2023	54,000
75,000	Boyd Gaming Corp 6.88%, 05/15/2023	79,125
50,000	Boyne USA Inc(a) 7.25%, 05/01/2025	51,312
400,000	Cintas Corp No 2 3.70%, 04/01/2027	399,259
125,000	CRC Escrow Issuer LLC / CRC Finco Inc(a) 5.25%, 10/15/2025	119,835
	Daimler Finance North America LLC(a)
335,000	2.45%, 05/18/2020	330,207
150,000	3.00%, 02/22/2021	149,121
800,000	3.35%, 02/22/2023	796,918

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 75,000	Dana Financing Luxembourg SARL(a) 6.50%, 06/01/2026	$ 78,000
75,000	Delta Air Lines Inc 3.63%, 03/15/2022	74,887
310,000	Dollar General Corp 4.15%, 11/01/2025	318,397
50,000	Eldorado Resorts Inc 6.00%, 04/01/2025	50,750
	Ferrellgas LP / Ferrellgas Finance Corp(c)
50,000	6.50%, 05/01/2021	47,875
50,000	6.75%, 01/15/2022	47,375
	Ford Motor Co
325,000	4.75%, 01/15/2043	295,917
95,000	5.29%, 12/08/2046	92,751
	General Motors Co
145,000	6.25%, 10/02/2043	159,020
400,000	5.20%, 04/01/2045	388,564
185,000	6.75%, 04/01/2046	214,448
85,000	General Motors Company(c) 5.40%, 04/01/2048	84,770
50,000	HD Supply Inc(a) 5.75%, 04/15/2024	52,672
	Home Depot Inc
400,000	2.80%, 09/14/2027	378,239
85,000	5.88%, 12/16/2036	109,084
30,000	4.40%, 03/15/2045	32,105
35,000	4.25%, 04/01/2046	36,537
340,000	Hyundai Capital America(a) 2.60%, 03/19/2020	335,182
400,000	Hyundai Capital Services Inc(a) 2.63%, 09/29/2020	392,614
200,000	IHO Verwaltungs GmbH(a)(d) 4.75%, 09/15/2026 PIK rate, 5.50%	192,750
50,000	KAR Auction Services Inc(a) 5.13%, 06/01/2025	49,750
40,000	Lowe's Cos Inc 3.70%, 04/15/2046	37,122
	McDonald's Corp
145,000	3.35%, 04/01/2023	145,753
50,000	4.45%, 03/01/2047	51,622
50,000	MGM Resorts International 6.00%, 03/15/2023	52,500
75,000	Mohegan Tribal Gaming Authority(a)(c) 7.88%, 10/15/2024	74,625
	Nissan Motor Acceptance Corp(a)
100,000	2.15%, 09/28/2020	97,917
475,000	2.65%, 07/13/2022	463,516
36,000	Omega US Sub LLC(a) 8.75%, 07/15/2023	37,800
50,000	Party City Holdings Inc(a)(c) 6.13%, 08/15/2023	50,937
50,000	Penn National Gaming Inc(a) 5.63%, 01/15/2027	48,000
50,000	Performance Food Group Inc(a) 5.50%, 06/01/2024	50,250
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 50,000	Regal Entertainment Group 5.75%, 02/01/2025	$ 51,437
50,000	Rite Aid Corp(a) 6.13%, 04/01/2023	50,438
75,000	Rivers Pittsburgh LP(a) 6.13%, 08/15/2021	72,375
75,000	Sally Holdings LLC / Sally Capital Inc 5.63%, 12/01/2025	74,156
125,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(a) 5.88%, 05/15/2021	125,000
125,000	Six Flags Entertainment Corp(a) 5.50%, 04/15/2027	123,750
50,000	Station Casinos LLC(a) 5.00%, 10/01/2025	47,500
	Suburban Propane Partners LP / Suburban Energy Finance Corp
50,000	5.50%, 06/01/2024	48,125
50,000	5.75%, 03/01/2025	48,000
50,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(a) 5.88%, 05/15/2025	47,625
	Toyota Motor Credit Corp
80,000	2.60%, 01/11/2022	79,014
220,000	2.70%, 01/11/2023	215,779
200,000	Under Armour Inc 3.25%, 06/15/2026	176,249
50,000	VOC Escrow Ltd(a) 5.00%, 02/15/2028	47,500
50,000	WMG Acquisition Corp(a) 5.50%, 04/15/2026	50,250
50,000	Wyndham Hotels & Resorts Inc(a) 5.38%, 04/15/2026	50,000
		9,127,713
Consumer, Non-Cyclical — 6.38%
	Abbott Laboratories
115,000	2.90%, 11/30/2021	113,900
450,000	3.75%, 11/30/2026	447,304
250,000	4.90%, 11/30/2046	273,635
	Acadia Healthcare Co Inc
50,000	5.63%, 02/15/2023	50,625
75,000	6.50%, 03/01/2024	78,000
230,000	Actavis Funding SCS 3.45%, 03/15/2022	227,969
60,000	Aetna Inc 2.80%, 06/15/2023	57,630
100,000	Air Medical Merger Sub Corp(a)(c) 6.38%, 05/15/2023	94,750

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC
$ 50,000	6.63%, 06/15/2024	$ 44,813
50,000	5.75%, 03/15/2025	42,640
	Altria Group Inc
34,000	9.25%, 08/06/2019	36,852
190,000	2.85%, 08/09/2022	185,976
50,000	3.88%, 09/16/2046	46,581
105,000	Amgen Inc 2.65%, 05/11/2022	102,450
	Anheuser-Busch InBev Finance Inc
2,250,000	3.65%, 02/01/2026	2,235,276
135,000	4.44%, 10/06/2048(c)	135,751
	Anheuser-Busch InBev Worldwide Inc
100,000	3.50%, 01/12/2024	100,662
235,000	4.75%, 04/15/2058	240,211
	Anthem Inc
75,000	2.30%, 07/15/2018	74,936
110,000	3.65%, 12/01/2027	106,273
115,000	4.63%, 05/15/2042	116,323
560,000	AstraZeneca PLC 2.38%, 06/12/2022	540,672
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	442,058
	Avantor Inc(a)
50,000	6.00%, 10/01/2024	49,750
50,000	9.00%, 10/01/2025	48,969
	BAT Capital Corp(a)
700,000	2.30%, 08/14/2020	686,221
380,000	3.56%, 08/15/2027	363,410
155,000	4.39%, 08/15/2037	153,787
400,000	4.54%, 08/15/2047	394,994
70,000	BAT International Finance PLC(a) 2.75%, 06/15/2020	69,393
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	294,889
	Becton Dickinson & Co
325,000	3.36%, 06/06/2024	312,680
120,000	3.73%, 12/15/2024	117,936
135,000	3.70%, 06/06/2027	130,252
125,000	4.69%, 12/15/2044	125,621
190,000	Boston Scientific Corp 4.00%, 03/01/2028	189,824
	Cardinal Health Inc
45,000	1.95%, 06/15/2018	44,948
310,000	2.62%, 06/15/2022	299,586
	Celgene Corp
200,000	3.90%, 02/20/2028	195,846
175,000	5.00%, 08/15/2045	182,015
300,000	4.35%, 11/15/2047	283,741
50,000	Charles River Laboratories International Inc(a) 5.50%, 04/01/2026	50,813
	CHS / Community Health Systems Inc
75,000	6.88%, 02/01/2022(c)	43,406
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 75,000	6.25%, 03/31/2023	$ 69,094
180,000	Church & Dwight Co Inc 3.15%, 08/01/2027	170,039
	Cigna Corp
100,000	3.05%, 10/15/2027	91,691
40,000	3.88%, 10/15/2047	35,870
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	308,358
	Constellation Brands Inc
20,000	2.70%, 05/09/2022	19,396
140,000	2.65%, 11/07/2022	135,242
225,000	3.60%, 02/15/2028	216,927
10,000	4.50%, 05/09/2047	9,903
175,000	Crimson Merger Sub Inc(a) 6.63%, 05/15/2022	170,625
	CVS Health Corp
270,000	3.13%, 03/09/2020	270,525
574,000	2.80%, 07/20/2020	570,357
165,000	2.75%, 12/01/2022	158,770
430,000	4.10%, 03/25/2025	432,674
495,000	3.88%, 07/20/2025	490,432
155,000	2.88%, 06/01/2026(c)	142,743
150,000	4.30%, 03/25/2028	150,926
375,000	5.13%, 07/20/2045(c)	399,784
630,000	5.05%, 03/25/2048	661,285
	Danone SA(a)
300,000	2.08%, 11/02/2021	287,423
290,000	2.95%, 11/02/2026	269,150
305,000	Dignity Health 2.64%, 11/01/2019	303,671
50,000	Eagle Holding Co II LLC(a)(d) 7.63%, 05/15/2022 PIK rate, 8.38%	50,375
125,000	Endo Finance LLC(a) 6.00%, 07/15/2023	94,375
	Envision Healthcare Corp(a)
50,000	5.13%, 07/01/2022	49,750
100,000	6.25%, 12/01/2024	103,250
250,000	Equifax Inc 2.30%, 06/01/2021	242,354
60,000	ERAC USA Finance LLC(a) 7.00%, 10/15/2037	78,099
125,000	First Quality Finance Co Inc(a) 4.63%, 05/15/2021	124,375
310,000	Flowers Foods Inc 3.50%, 10/01/2026	297,444
50,000	Gartner Inc(a) 5.13%, 04/01/2025	50,000
	Gilead Sciences Inc
85,000	2.50%, 09/01/2023	81,896
700,000	3.65%, 03/01/2026	702,089
	Grupo Bimbo SAB de CV(a)
10,000	4.50%, 01/25/2022	10,328
400,000	4.88%, 06/27/2044	398,390
75,000	GW Honos Security Corp(a) 8.75%, 05/15/2025	78,562
100,000	HCA Holdings Inc 6.25%, 02/15/2021	105,000
	HCA Inc
150,000	5.25%, 04/15/2025	153,330

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 125,000	5.88%, 02/15/2026	$ 127,187
50,000	Hearthside Group Holdings LLC / Hearthside Finance Co(a) 6.50%, 05/01/2022	49,875
200,000	Heineken NV(a) 4.35%, 03/29/2047	203,643
45,000	Humana Inc 2.50%, 12/15/2020	44,152
200,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	202,250
	Johnson & Johnson
255,000	2.63%, 01/15/2025	245,948
75,000	3.55%, 03/01/2036	74,088
800,000	Kerry Group Financial Services(a) 3.20%, 04/09/2023	790,687
	Kraft Heinz Foods Co
120,000	2.00%, 07/02/2018	119,880
375,000	4.38%, 06/01/2046	341,666
450,000	Kroger Co 4.45%, 02/01/2047	424,709
50,000	LifePoint Health Inc(c) 5.38%, 05/01/2024	48,875
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(c)
50,000	4.75%, 04/15/2023	38,250
125,000	5.50%, 04/15/2025(a)	97,031
50,000	Matthews International Corp(a) 5.25%, 12/01/2025	49,250
600,000	McCormick & Co Inc 3.40%, 08/15/2027	573,837
400,000	Mead Johnson Nutrition Co 4.60%, 06/01/2044	411,150
870,000	Medtronic Global Holdings SCA 3.35%, 04/01/2027	858,012
95,000	Medtronic Inc 4.63%, 03/15/2045	103,869
415,000	Mondelez International Holdings Netherlands BV(a) 2.00%, 10/28/2021	395,941
150,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	154,875
45,000	Mylan Inc(a) 5.20%, 04/15/2048	45,367
275,000	Mylan NV 3.15%, 06/15/2021	271,333
50,000	Nielsen Co Luxembourg SARL(a)(c) 5.00%, 02/01/2025	49,313
600,000	Pepsico Inc 3.00%, 10/15/2027	576,217
50,000	Polaris Intermediate(a)(d) 8.50%, 12/01/2022 PIK rate, 9.25%	51,001
	Post Holdings Inc(a)
150,000	5.75%, 03/01/2027	148,125
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 50,000	5.63%, 01/15/2028	$ 47,750
150,000	Prestige Brands Inc(a) 5.38%, 12/15/2021	151,125
200,000	Reckitt Benckiser Treasury Services PLC(a)(c) 3.00%, 06/26/2027	188,107
55,000	Reynolds American Inc 4.00%, 06/12/2022	55,935
50,000	ServiceMaster Co LLC(a) 5.13%, 11/15/2024	48,375
165,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	159,278
	Smithfield Foods Inc(a)
320,000	2.65%, 10/03/2021	306,330
200,000	4.25%, 02/01/2027	197,839
50,000	Spectrum Brands Inc 6.13%, 12/15/2024	51,500
125,000	Sterigenics-Nordion Holdings LLC(a) 6.50%, 05/15/2023	125,937
75,000	Sterigenics-Nordion Topco LLC(a)(d) 8.13%, 11/01/2021 PIK rate, 8.88%	75,375
75,000	Surgery Center Holdings Inc(a)(c) 6.75%, 07/01/2025	72,750
150,000	Team Health Holdings Inc(a)(c) 6.38%, 02/01/2025	128,640
75,000	Teleflex Inc 5.25%, 06/15/2024	76,687
	Tenet Healthcare Corp
50,000	6.75%, 06/15/2023(c)	48,938
50,000	4.63%, 07/15/2024(a)	48,063
600,000	Teva Pharmaceutical Finance Co BV 3.15%, 10/01/2026	481,357
	THC Escrow Corp III(a)
50,000	5.13%, 05/01/2025	48,063
50,000	7.00%, 08/01/2025(c)	49,188
190,000	Thermo Fisher Scientific Inc 3.00%, 04/15/2023	185,402
120,000	Total System Services Inc 4.80%, 04/01/2026	125,645
250,000	Tyson Foods Inc 5.15%, 08/15/2044	274,106
50,000	United Rentals Inc 4.88%, 01/15/2028	48,250
75,000	United Rentals North America Inc 5.50%, 05/15/2027	75,562
	UnitedHealth Group Inc
165,000	1.70%, 02/15/2019	163,695
750,000	2.95%, 10/15/2027	712,450
60,000	4.25%, 04/15/2047	61,228
125,000	3.75%, 10/15/2047	117,512
100,000	US Foods Inc(a) 5.88%, 06/15/2024	102,250

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Valeant Pharmaceuticals International Inc(a)
$ 200,000	5.88%, 05/15/2023	$ 177,500
50,000	7.00%, 03/15/2024	52,125
100,000	6.13%, 04/15/2025	86,300
50,000	9.25%, 04/01/2026	49,813
150,000	Verisk Analytics Inc 4.13%, 09/12/2022	154,567
100,000	Vizient Inc(a) 10.38%, 03/01/2024	110,750
50,000	West Street Merger Sub Inc(a) 6.38%, 09/01/2025	47,625
		29,220,418
Diversified — 0.19%
800,000	CK Hutchison International 17 Ltd(a) 2.75%, 03/29/2023	771,130
75,000	Trident Merger Sub Inc(a) 6.63%, 11/01/2025	73,125
		844,255
Energy — 4.07%
	Anadarko Petroleum Corp
500,000	3.45%, 07/15/2024	485,212
60,000	6.60%, 03/15/2046	75,319
	Andeavor Co
230,000	4.25%, 12/01/2027	224,069
65,000	3.80%, 04/01/2028	61,961
15,000	Andeavor Logis LP 3.50%, 12/01/2022	14,736
75,000	Antero Midstream Partners LP / Antero Midstream Finance Corp 5.38%, 09/15/2024	75,562
50,000	Antero Resources Corp(c) 5.00%, 03/01/2025	50,125
50,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(a) 10.00%, 04/01/2022	54,000
50,000	Berry Petroleum Co LLC(a) 7.00%, 02/15/2026	50,390
500,000	BP Capital Markets PLC 2.75%, 05/10/2023	486,275
50,000	Callon Petroleum Co 6.13%, 10/01/2024	51,140
	Canadian Natural Resources Ltd
30,000	3.80%, 04/15/2024	29,846
250,000	3.90%, 02/01/2025	248,912
145,000	3.85%, 06/01/2027	141,698
95,000	6.25%, 03/15/2038	114,555
300,000	4.95%, 06/01/2047	312,420
50,000	Carrizo Oil & Gas Inc 8.25%, 07/15/2025	52,500
100,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	104,625
Principal Amount		Fair Value
Energy — (continued)
$ 75,000	Cheniere Energy Partners LP(a) 5.25%, 10/01/2025	$ 73,969
	Chesapeake Energy Corp(a)
24,000	8.00%, 12/15/2022	25,320
75,000	8.00%, 06/15/2027(c)	71,625
500,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	606,183
50,000	CNX Midstream Partners LP / CNX Midstream Finance Corp(a) 6.50%, 03/15/2026	49,313
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	401,977
75,000	Crownrock LP / Crownrock Financial Inc(a) 5.63%, 10/15/2025	74,250
100,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	102,000
690,000	Enbridge Energy Partners LP 5.50%, 09/15/2040	727,992
30,000	Enbridge Inc 3.70%, 07/15/2027	28,738
264,000	Encana Corp 3.90%, 11/15/2021	267,362
50,000	Endeavor Energy(a) 5.75%, 01/30/2028	49,813
75,000	Energy Transfer Equity LP 5.88%, 01/15/2024	77,437
15,000	Energy Transfer LP 5.95%, 10/01/2043	15,047
	Energy Transfer Partners LP
500,000	4.90%, 02/01/2024	513,088
250,000	5.15%, 03/15/2045	228,114
	Enterprise Products Operating LLC
500,000	3.90%, 02/15/2024	506,145
400,000	4.25%, 02/15/2048	389,141
100,000	Enviva Partners LP / Finance Co 8.50%, 11/01/2021	105,750
50,000	EP Energy LLC / Everest Acquisition Finance Inc(a) 8.00%, 11/29/2024	50,250
50,000	Gulfport Energy Corp 6.63%, 05/01/2023	50,500
165,000	Hess Corp 5.80%, 04/01/2047	173,168
100,000	Holly Energy Partners LP(a) 6.00%, 08/01/2024	102,000
150,000	Husky Energy Inc 6.15%, 06/15/2019	155,386
220,000	Kerr-McGee Corp 6.95%, 07/01/2024	254,009
	Kinder Morgan Energy Partners LP
250,000	5.80%, 03/01/2021	264,775
300,000	5.00%, 03/01/2043	289,701

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Kinder Morgan Inc
$ 200,000	4.30%, 03/01/2028	$ 199,180
115,000	5.55%, 06/01/2045	120,751
400,000	5.20%, 03/01/2048	402,011
50,000	Laredo Petroleum Inc 6.25%, 03/15/2023	50,125
	Marathon Oil Corp
95,000	2.80%, 11/01/2022	91,547
250,000	3.85%, 06/01/2025	246,888
215,000	4.40%, 07/15/2027	218,159
300,000	Marathon Petroleum Corp 4.75%, 09/15/2044	301,079
	MPLX LP
700,000	4.13%, 03/01/2027	695,078
225,000	4.00%, 03/15/2028	221,699
15,000	5.20%, 03/01/2047	15,649
55,000	4.70%, 04/15/2048	53,834
200,000	4.90%, 04/15/2058	192,026
300,000	Nabors Industries Inc(c) 5.10%, 09/15/2023	282,000
75,000	NuStar Logistics LP 5.63%, 04/28/2027	72,750
50,000	Oasis Petroleum Inc 6.88%, 01/15/2023	50,625
75,000	Parsley Energy LLC(a) 5.63%, 10/15/2027	75,000
50,000	PDC Energy Inc 6.13%, 09/15/2024	51,000
50,000	Peabody Energy Corp(a)(c) 6.38%, 03/31/2025	51,875
400,000	Petro-Canada 6.80%, 05/15/2038	528,817
	Petroleos Mexicanos
1,025,000	4.88%, 01/18/2024	1,039,862
185,000	6.50%, 03/13/2027	197,580
55,000	5.35%, 02/12/2028(a)	53,900
45,000	6.75%, 09/21/2047	45,535
175,000	6.35%, 02/12/2048(a)	169,094
170,000	Phillips 66 3.90%, 03/15/2028	169,263
15,000	Phillips 66 Partners LP 3.75%, 03/01/2028	14,468
	Pioneer Natural Resources Co
50,000	3.95%, 07/15/2022	50,809
20,000	4.45%, 01/15/2026	20,787
50,000	Precision Drilling Corp(c) 7.75%, 12/15/2023	51,937
50,000	QEP Resources Inc 5.25%, 05/01/2023	48,127
50,000	Range Resources Corp(c) 4.88%, 05/15/2025	46,375
50,000	RSP Permian Inc 5.25%, 01/15/2025	51,688
55,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	54,128
	SESI LLC
50,000	7.13%, 12/15/2021	50,938
50,000	7.75%, 09/15/2024(a)	51,750
50,000	Shelf Drilling Holdings Ltd(a)(c) 8.25%, 02/15/2025	50,125
Principal Amount		Fair Value
Energy — (continued)
	Shell International Finance BV
$ 800,000	4.13%, 05/11/2035	$ 827,762
95,000	4.38%, 05/11/2045	100,776
175,000	4.00%, 05/10/2046	175,787
75,000	SM Energy Co(c) 6.75%, 09/15/2026	74,250
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	203,151
550,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	578,574
50,000	Southwestern Energy Co 7.75%, 10/01/2027	50,875
50,000	SRC Energy Inc(a) 6.25%, 12/01/2025	50,125
125,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	121,875
	Sunoco Logistics Partners
20,000	5.30%, 04/01/2044	18,576
20,000	5.35%, 05/15/2045	18,604
	Sunoco Logistics Partners Operations LP
40,000	4.00%, 10/01/2027	37,867
220,000	5.40%, 10/01/2047	209,254
50,000	Sunoco LP / Sunoco Finance Corp(a) 5.50%, 02/15/2026	48,250
75,000	Targa Pipeline Partners LP / Atlas Pipeline Finance Corp 5.88%, 08/01/2023	74,062
230,000	TC PipeLines LP 3.90%, 05/25/2027	219,860
50,000	TerraForm Power Operating LLC(a)(e) 6.63%, 06/15/2025	53,750
100,000	Texas Eastern Transmission LP(a) 3.50%, 01/15/2028	95,412
50,000	TransMontaigne Partners LP / TLP Finance Corp 6.13%, 02/15/2026	50,125
50,000	Ultra Resources Inc(a)(c) 7.13%, 04/15/2025	41,000
50,000	USA Compression Partners LP / USA Compression Finance Corp(a) 6.88%, 04/01/2026	50,750
140,000	Valero Energy Corp 3.40%, 09/15/2026	134,242
160,000	Valero Energy Partners LP 4.50%, 03/15/2028	160,829
	Weatherford International Ltd
50,000	8.25%, 06/15/2023	43,500
50,000	7.00%, 03/15/2038	36,250
50,000	Whiting Petroleum Corp(a)(c) 6.63%, 01/15/2026	50,375
	Williams Partners LP
125,000	4.30%, 03/04/2024	126,659

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 565,000	4.90%, 01/15/2045	$ 556,207
50,000	WPX Energy Inc 5.25%, 09/15/2024	49,250
		18,630,854
Financial — 13.49%
20,000	ACE Capital Trust II 9.70%, 04/01/2030	29,000
290,000	ACE INA Holdings Inc 3.35%, 05/03/2026	285,060
75,000	Acrisure LLC(a) 7.00%, 11/15/2025	72,000
600,000	Aflac Inc 3.63%, 06/15/2023	608,588
85,000	AIG Global Funding(a) 2.70%, 12/15/2021	83,600
650,000	Alexandria Real Estate Equities Inc 3.90%, 06/15/2023	656,950
100,000	Ally Financial Inc 5.75%, 11/20/2025	103,030
445,000	American Express Credit Corp 3.30%, 05/03/2027	430,927
	American International Group Inc
212,000	3.38%, 08/15/2020	212,898
85,000	4.13%, 02/15/2024	86,219
45,000	3.88%, 01/15/2035	41,914
675,000	4.50%, 07/16/2044	661,209
75,000	American Tower Corp 3.45%, 09/15/2021	75,129
350,000	Associated Banc-Corp 4.25%, 01/15/2025	354,930
405,000	Assurant Inc(b) 3.54%, 03/26/2021 3-mo. LIBOR + 1.25%	405,453
75,000	Assured Partners Inc(a) 7.00%, 08/15/2025	74,062
495,000	AvalonBay Communities Inc 3.35%, 05/15/2027	477,119
200,000	Banco Santander SA 3.80%, 02/23/2028	192,811
	Bank of America Corp
350,000	2.25%, 04/21/2020	344,384
265,000	2.63%, 10/19/2020	263,132
530,000	2.50%, 10/21/2022	509,030
60,000	3.12%, 01/20/2023(b) 3-mo. LIBOR + 1.16%	59,384
170,000	3.37%, 01/23/2026(b) 3-mo. LIBOR + 0.81%	165,286
1,200,000	4.18%, 11/25/2027	1,188,796
830,000	3.82%, 01/20/2028(b) 3-mo. LIBOR + 1.57%	819,465
475,000	3.71%, 04/24/2028(b) 3-mo. LIBOR + 1.51%	466,761
1,000,000	3.59%, 07/21/2028(b) 3-mo. LIBOR + 1.37%	970,609
150,000	6.11%, 01/29/2037	179,525
Principal Amount		Fair Value
Financial — (continued)
	Bank of New York Mellon Corp
$ 630,000	2.66%, 05/16/2023(b) 3-mo. LIBOR + 0.63%	$ 612,932
200,000	3.40%, 01/29/2028	195,361
110,000	3.00%, 10/30/2028	101,459
330,000	Bank of Nova Scotia 2.13%, 09/11/2019	327,764
200,000	Barclays Bank PLC 2.65%, 01/11/2021	197,489
290,000	BB&T Corp 2.75%, 04/01/2022	284,546
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	224,039
400,000	BNP Paribas SA(a) 3.38%, 01/09/2025	386,706
780,000	Boston Properties LP 3.20%, 01/15/2025	752,530
250,000	BPCE SA(a) 2.75%, 01/11/2023	241,245
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	502,042
350,000	Capital One NA 2.95%, 07/23/2021	344,760
	Citigroup Inc
150,000	2.05%, 06/07/2019	148,610
75,000	2.70%, 10/27/2022	72,528
2,375,000	3.14%, 01/24/2023(b) 3-mo. LIBOR + 0.72%	2,345,691
615,000	2.88%, 07/24/2023(b) 3-mo. LIBOR + 0.95%	598,245
30,000	2.97%, 05/17/2024(b) 3-mo. LIBOR + 1.10%	30,270
850,000	3.89%, 01/10/2028(b) 3-mo. LIBOR + 1.56%	844,853
320,000	4.13%, 07/25/2028	316,004
915,000	3.52%, 10/27/2028(b) 3-mo. LIBOR + 1.15%	882,639
50,000	4.65%, 07/30/2045	53,180
400,000	Citizens Bank NA 2.25%, 10/30/2020	389,620
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	464,962
325,000	City National Corp 5.25%, 09/15/2020	342,161
	CNA Financial Corp
500,000	5.88%, 08/15/2020	530,624
120,000	3.45%, 08/15/2027	113,954
515,000	Comerica Inc 3.80%, 07/22/2026	505,881
400,000	Compass Bank 3.88%, 04/10/2025	391,155
250,000	Credit Agricole SA(a) 4.00%, 01/10/2033	237,755
250,000	Credit Suisse Group Funding Guernsey Ltd 3.13%, 12/10/2020	248,570
400,000	Crown Castle International Corp 3.80%, 02/15/2028	384,434
100,000	Deutsche Bank 3.30%, 11/16/2022	97,174

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 160,000	Deutsche Bank NY 2.70%, 07/13/2020	$ 156,589
400,000	Discover Bank 3.45%, 07/27/2026	377,646
250,000	Discover Financial Services 3.85%, 11/21/2022	250,170
	Fifth Third Bancorp
220,000	2.88%, 07/27/2020	219,543
400,000	3.95%, 03/14/2028	401,916
200,000	FMR LLC(a) 7.57%, 06/15/2029	264,944
1,486,000	General Electric Capital International Funding Co 3.37%, 11/15/2025	1,435,525
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	15,000
295,000	2.60%, 04/23/2020	292,223
121,000	2.75%, 09/15/2020	119,752
600,000	2.60%, 12/27/2020	591,124
115,000	2.35%, 11/15/2021	110,863
1,205,000	2.88%, 10/31/2022(b) 3-mo. LIBOR + 0.82%	1,179,308
90,000	2.91%, 07/24/2023(b) 3-mo. LIBOR + 0.99%	87,500
340,000	3.27%, 09/29/2025(b) 3-mo. LIBOR + 1.20%	327,131
500,000	3.50%, 11/16/2026	481,409
650,000	3.85%, 01/26/2027	641,404
20,000	3.69%, 06/05/2028(b) 3-mo. LIBOR + 1.51%	19,376
1,000,000	3.81%, 04/23/2029(b) 3-mo. LIBOR + 1.15%	981,984
165,000	6.75%, 10/01/2037	206,428
225,000	4.75%, 10/21/2045	240,353
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	308,319
510,000	Health Care REIT Inc 4.00%, 06/01/2025	509,315
575,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	574,044
	HSBC Holdings PLC
565,000	3.40%, 03/08/2021	567,522
290,000	5.10%, 04/05/2021	305,168
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,393,550
50,000	Hub Holdings LLC / Hub Holdings Finance Inc(a)(d) 8.13%, 07/15/2019 PIK rate, 8.88%	50,062
200,000	Hub International Ltd(a) 7.88%, 10/01/2021	207,000
200,000	Intesa Sanpaolo SpA(a) 3.88%, 01/12/2028	188,503
180,000	Invesco Finance PLC 3.75%, 01/15/2026	181,102
300,000	Jefferies Group LLC 6.88%, 04/15/2021	326,991
	JPMorgan Chase & Co
550,000	4.50%, 01/24/2022	571,712
Principal Amount		Fair Value
Financial — (continued)
$ 2,195,000	3.38%, 05/01/2023	$ 2,166,393
290,000	2.98%, 10/24/2023(b) 3-mo. LIBOR + 1.23%	294,262
800,000	3.22%, 03/01/2025(b) 3-mo. LIBOR + 1.15%	779,513
395,000	2.95%, 10/01/2026	371,370
60,000	4.25%, 10/01/2027	60,693
400,000	3.54%, 05/01/2028(b) 3-mo. LIBOR + 1.38%	390,597
645,000	3.51%, 01/23/2029(b) 3-mo. LIBOR + 0.94%	625,653
	Kimco Realty Corp
90,000	3.40%, 11/01/2022	89,970
110,000	2.80%, 10/01/2026	98,243
480,000	3.80%, 04/01/2027	461,815
	Liberty Mutual Group Inc(a)
235,000	5.00%, 06/01/2021	247,043
850,000	4.95%, 05/01/2022	897,268
390,000	Liberty Property LP 3.75%, 04/01/2025	388,986
	Lincoln National Corp
225,000	4.20%, 03/15/2022	231,715
400,000	3.63%, 12/12/2026	391,020
400,000	Manufacturers & Traders Trust Co 2.50%, 05/18/2022	388,316
190,000	Marsh & McLennan Cos Inc 4.05%, 10/15/2023	194,789
	Massachusetts Mutual Life Insurance Co(a)
20,000	8.88%, 06/01/2039	31,390
350,000	4.50%, 04/15/2065	337,564
350,000	MetLife Inc 4.05%, 03/01/2045	333,740
50,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc 5.63%, 05/01/2024	51,500
500,000	Mid-America Apartments LP 3.75%, 06/15/2024	496,122
	Morgan Stanley
480,000	2.50%, 01/24/2019	479,147
405,000	2.63%, 11/17/2021	395,327
35,000	2.75%, 05/19/2022	34,123
1,000,000	4.10%, 05/22/2023	1,013,095
750,000	5.00%, 11/24/2025	783,848
300,000	3.63%, 01/20/2027	293,452
135,000	3.95%, 04/23/2027	131,360
220,000	3.59%, 07/22/2028(b) 3-mo. LIBOR + 1.34%	212,652
600,000	3.77%, 01/24/2029(b) 3-mo. LIBOR + 1.14%	590,294
165,000	3.97%, 07/22/2038(b) 3-mo. LIBOR + 1.45%	160,956
370,000	National Rural Utilities Cooperative Finance Corp(b) 5.25%, 04/20/2046 3-mo. LIBOR + 3.63%	393,582
	Navient Corp
50,000	5.50%, 01/25/2023	49,125

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 100,000	5.88%, 10/25/2024	$ 98,000
75,000	NFP Corp(a) 6.88%, 07/15/2025	74,437
510,000	Pacific Life Insurance Co(a)(b) 4.30%, 10/24/2067 3-mo. LIBOR + 2.79%	486,667
	Physicians Realty LP
260,000	4.30%, 03/15/2027	257,659
500,000	3.95%, 01/15/2028	478,965
500,000	PNC Bank NA 3.25%, 01/22/2028	480,718
235,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	231,424
125,000	Quicken Loans Inc(a) 5.75%, 05/01/2025	124,687
290,000	Regency Centers LP(c) 4.13%, 03/15/2028	290,637
540,000	Regions Financial Corp 3.20%, 02/08/2021	538,918
310,000	Royal Bank Of Canada 2.15%, 10/26/2020	303,207
240,000	Santander Holdings USA Inc 3.70%, 03/28/2022	240,440
550,000	State Street Corp 3.30%, 12/16/2024	545,067
	Stifel Financial Corp
240,000	3.50%, 12/01/2020(c)	240,715
300,000	4.25%, 07/18/2024	301,250
	SunTrust Banks Inc
310,000	2.90%, 03/03/2021	307,872
200,000	3.30%, 05/15/2026	190,604
590,000	Tanger Properties LP 3.13%, 09/01/2026	540,686
350,000	TD Ameritrade Holding Corp 3.30%, 04/01/2027	341,202
125,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(a) 6.75%, 06/01/2025	124,844
200,000	UBS AG London(a) 2.45%, 12/01/2020	196,370
	UDR Inc
500,000	4.63%, 01/10/2022	519,140
200,000	3.50%, 01/15/2028	191,103
75,000	USIS Merger Sub Inc(a) 6.88%, 05/01/2025	75,000
	Visa Inc
75,000	2.80%, 12/14/2022	74,019
250,000	3.15%, 12/14/2025	245,055
145,000	4.30%, 12/14/2045	155,191
	Wells Fargo & Co
75,000	2.63%, 07/22/2022	72,530
355,000	3.07%, 01/24/2023	348,980
75,000	3.00%, 04/22/2026	70,370
750,000	4.30%, 07/22/2027	753,499
955,000	3.58%, 05/22/2028(b) 3-mo. LIBOR + 1.31%	931,242
340,000	4.90%, 11/17/2045	355,828
55,000	4.40%, 06/14/2046	53,288
Principal Amount		Fair Value
Financial — (continued)
$ 165,000	4.75%, 12/07/2046	$ 168,784
335,000	Wells Fargo Bank NA 2.60%, 01/15/2021	330,271
85,000	Willis North America Inc 3.60%, 05/15/2024	83,579
500,000	WP Carey Inc 4.60%, 04/01/2024	512,291
		61,769,392
Industrial — 3.07%
700,000	Airbus SE(a) 3.15%, 04/10/2027	682,809
	Allegion US Holding Co Inc
175,000	3.20%, 10/01/2024	169,734
310,000	3.55%, 10/01/2027	294,928
200,000	ARD Finance SA(d) 7.13%, 09/15/2023 PIK rate, 7.88%	207,250
470,000	BAE Systems Holdings Inc(a) 3.85%, 12/15/2025	473,555
150,000	Berry Plastics Corp 5.50%, 05/15/2022	153,937
50,000	Building Materials Corp of America(a) 6.00%, 10/15/2025	51,250
400,000	Burlington Northern Santa Fe LLC 5.75%, 05/01/2040	491,160
150,000	BWAY Holding Co(a) 7.25%, 04/15/2025	153,000
195,000	Caterpillar Financial Services Corp 1.85%, 09/04/2020	190,348
50,000	CD&R Waterworks Merger(a) 6.13%, 08/15/2025	48,875
240,000	CNH Industrial NV 2.75%, 03/18/2019	232,839
50,000	Crown Americas LLC / Crown Americas Capital Corp VI(a) 4.75%, 02/01/2026	48,375
235,000	CSX Corp 3.25%, 06/01/2027	224,468
607,000	Embraer Overseas Ltd(a) 5.70%, 09/16/2023	647,214
120,000	Federal Express Corp 4.55%, 04/01/2046	120,837
200,000	FedEx Corp 4.05%, 02/15/2048	187,431
150,000	Flex Acquisition Co Inc(a) 6.88%, 01/15/2025	148,500
75,000	Fortive Corp 2.35%, 06/15/2021	72,901
83,000	Gates Global LLC / Gates Global Co(a) 6.00%, 07/15/2022	84,349
144,000	General Electric Capital Corp 5.50%, 01/08/2020	149,755
170,000	Hexcel Corp 3.95%, 02/15/2027	168,654
75,000	Hillman Group Inc(a) 6.38%, 07/15/2022	72,375

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 320,000	Huntington Ingalls Industries Inc(a) 3.48%, 12/01/2027	$ 307,584
550,000	Ingram Micro Inc 5.45%, 12/15/2024	532,234
500,000	Kansas City Southern de Mexico SA de CV 3.00%, 05/15/2023	484,580
400,000	Keysight Technologies Inc 4.55%, 10/30/2024	414,093
165,000	Lennox International Inc 3.00%, 11/15/2023	160,707
	Lockheed Martin Corp
480,000	3.80%, 03/01/2045	452,948
187,000	4.09%, 09/15/2052	181,709
50,000	Masonite International Corp(a) 5.63%, 03/15/2023	51,437
360,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	357,551
	Multi-Color Corp(a)
75,000	6.13%, 12/01/2022	77,250
50,000	4.88%, 11/01/2025	46,750
555,000	Northrop Grumman Corp 3.25%, 01/15/2028	529,383
50,000	Owens-Brockway Glass Container Inc(a) 5.38%, 01/15/2025	50,187
460,000	Packaging Corp of America 3.65%, 09/15/2024	460,870
175,000	Park Aerospace Holdings Ltd(a) 5.50%, 02/15/2024	169,750
430,000	Parker Hannifin Corp 4.10%, 03/01/2047	438,342
400,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 3.40%, 11/15/2026	380,935
50,000	Pisces Midco Inc(a) 8.00%, 04/15/2026	50,000
50,000	Ply Gem Industries Inc 6.50%, 02/01/2022	51,545
48,455	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC 5.75%, 10/15/2020	49,061
	Roper Technologies Inc
130,000	3.85%, 12/15/2025	131,176
210,000	3.80%, 12/15/2026	209,000
400,000	Ryder System Inc 3.40%, 03/01/2023	398,649
400,000	Siemens Financieringsmat NV(a) 3.40%, 03/16/2027	395,649
50,000	Standard Industries Inc(a) 5.00%, 02/15/2027	48,535
50,000	Tervita Escrow Corp(a) 7.63%, 12/01/2021	50,728
250,000	Textron Financial Corp(a)(b) 3.61%, 02/15/2042 3-mo. LIBOR + 1.74%	228,125
155,000	Textron Inc 3.88%, 03/01/2025	155,475
Principal Amount		Fair Value
Industrial — (continued)
$ 50,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(a) 7.75%, 04/15/2026	$ 49,844
	TransDigm Inc
50,000	5.50%, 10/15/2020	50,312
75,000	6.50%, 07/15/2024	76,875
75,000	6.38%, 06/15/2026	75,562
50,000	TTM Technologies Inc(a) 5.63%, 10/01/2025	49,750
195,000	United Technologies Corp 3.13%, 05/04/2027	184,041
	Valmont Industries Inc
51,000	6.63%, 04/20/2020	54,508
400,000	5.25%, 10/01/2054	399,031
	WESCO Distribution Inc
75,000	5.38%, 12/15/2021	76,219
50,000	5.38%, 06/15/2024	50,188
335,000	Westinghouse Air Brake Co 3.45%, 11/15/2026	320,837
290,000	WestRock Co(a) 4.00%, 03/15/2028	289,970
	Worthington Industries Inc
250,000	4.55%, 04/15/2026	251,625
145,000	4.30%, 08/01/2032	140,968
50,000	Wrangler Buyer Corp(a) 6.00%, 10/01/2025	49,125
		14,057,652
Technology — 1.70%
425,000	Adobe Systems Inc 3.25%, 02/01/2025	422,901
	Apple Inc
800,000	3.25%, 02/23/2026	788,275
240,000	3.35%, 02/09/2027	236,941
500,000	2.90%, 09/12/2027	475,608
515,000	3.85%, 08/04/2046	502,973
	Applied Materials Inc
20,000	3.30%, 04/01/2027	19,639
15,000	4.35%, 04/01/2047	15,924
125,000	BMC Software Finance Inc(a) 8.13%, 07/15/2021	124,844
	Broadcom Corp / Broadcom Cayman Finance Ltd
180,000	2.38%, 01/15/2020	177,470
130,000	3.00%, 01/15/2022	127,527
310,000	3.63%, 01/15/2024	304,835
50,000	3.13%, 01/15/2025	47,240
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(a)
200,000	4.42%, 06/15/2021	205,116
75,000	7.13%, 06/15/2024	80,063
240,000	6.02%, 06/15/2026	258,318
50,000	Ensemble Merger Sub Inc(a) 9.00%, 09/30/2023	52,500
200,000	First Data Corp(a) 5.75%, 01/15/2024	201,250
	Hewlett Packard Enterprise Co
660,000	3.60%, 10/15/2020	666,013
55,000	4.90%, 10/15/2025	57,073

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 105,000	6.35%, 10/15/2045	$ 112,017
100,000	Infor Software Parent LLC / Infor Software Parent Inc(a)(d) 7.13%, 05/01/2021 PIK rate, 7.88%	101,000
150,000	Infor US Inc 6.50%, 05/15/2022	152,625
	Intel Corp
240,000	2.35%, 05/11/2022	234,243
30,000	4.10%, 05/19/2046	30,707
50,000	Italics Merger Sub Inc(a) 7.13%, 07/15/2023	49,875
100,000	JDA Escrow LLC / JDA Bond Finance Inc(a) 7.38%, 10/15/2024	103,500
	Microsoft Corp
185,000	2.65%, 11/03/2022	182,576
200,000	2.40%, 08/08/2026	186,109
85,000	3.30%, 02/06/2027	84,329
135,000	4.25%, 02/06/2047(c)	144,977
590,000	3.95%, 08/08/2056	585,162
	Nuance Communications Inc
50,000	6.00%, 07/01/2024	51,250
50,000	5.63%, 12/15/2026	49,125
	Oracle Corp
160,000	3.80%, 11/15/2037	157,976
35,000	4.00%, 07/15/2046	34,595
75,000	Project Homestake Merger(a) 8.88%, 03/01/2023	71,250
545,000	QUALCOMM Inc 2.10%, 05/20/2020	538,717
100,000	Rackspace Hosting Inc(a) 8.63%, 11/15/2024	98,750
50,000	Solera LLC / Solera Finance Inc(a) 10.50%, 03/01/2024	55,625
		7,788,918
Utilities — 3.31%
125,000	Alabama Power Co 2.45%, 03/30/2022	121,931
190,000	Ameren Corp 3.65%, 02/15/2026	187,529
	AmeriGas Partners LP / AmeriGas Finance Corp
50,000	5.50%, 05/20/2025	48,250
50,000	5.88%, 08/20/2026	48,875
450,000	Appalachian Power Co 3.40%, 06/01/2025	444,911
820,000	Atmos Energy Corp 4.13%, 10/15/2044	847,524
	Berkshire Hathaway Energy Co
85,000	3.25%, 04/15/2028(a)	81,972
550,000	5.95%, 05/15/2037	685,110
	Calpine Corp
50,000	5.75%, 01/15/2025	45,750
50,000	5.25%, 06/01/2026(a)	48,250
Principal Amount		Fair Value
Utilities — (continued)
$ 150,000	Centerpoint Energy Resources 2.50%, 09/01/2022	$ 145,321
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	329,616
320,000	Dominion Energy Inc 2.85%, 08/15/2026	296,363
170,000	Dominion Resources Inc 1.88%, 01/15/2019	168,806
75,000	DTE Energy Co 1.50%, 10/01/2019	73,281
	Duke Energy Corp
130,000	3.75%, 04/15/2024	130,029
585,000	3.75%, 09/01/2046	529,391
70,000	Duke Energy Florida LLC 3.40%, 10/01/2046	63,518
115,000	Duke Energy Progress LLC 3.70%, 10/15/2046	111,337
350,000	EDP Finance BV(a) 3.63%, 07/15/2024	344,281
	Electricite de France SA(a)
500,000	5.63%, Perpetual(f)	500,000
925,000	5.60%, 01/27/2040	1,087,667
	Emera US Finance LP
250,000	3.55%, 06/15/2026	238,603
400,000	4.75%, 06/15/2046	400,750
	Enel Finance International NV(a)
300,000	6.00%, 10/07/2039	351,830
200,000	4.75%, 05/25/2047	204,816
350,000	Eversource Energy 2.90%, 10/01/2024	335,918
	Exelon Corp
110,000	2.45%, 04/15/2021	107,489
300,000	4.45%, 04/15/2046	305,480
40,000	FirstEnergy Corp 4.25%, 03/15/2023	40,949
	Fortis Inc
85,000	2.10%, 10/04/2021	81,239
610,000	3.06%, 10/04/2026	564,953
	Georgia Power Co
195,000	2.00%, 09/08/2020	190,539
145,000	2.40%, 04/01/2021	142,509
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	93,161
515,000	Gulf Power Co 4.55%, 10/01/2044	541,271
	Kansas City Power & Light Co
170,000	3.65%, 08/15/2025	170,413
210,000	4.20%, 03/15/2048	215,843
675,000	National Fuel Gas Co 3.75%, 03/01/2023	672,719
500,000	NextEra Energy Capital Holdings Inc 3.55%, 05/01/2027	485,565
	NiSource Finance Corp
135,000	4.38%, 05/15/2047	135,315
300,000	3.95%, 03/30/2048	281,391
	NRG Energy Inc
75,000	6.25%, 05/01/2024	77,250

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 50,000	6.63%, 01/15/2027	$ 51,125
40,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	38,567
	Pacific Gas & Electric Co
110,000	6.05%, 03/01/2034	130,959
70,000	4.75%, 02/15/2044	72,137
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	101,833
500,000	PPL Capital Funding Inc 4.70%, 06/01/2043	525,844
	Sempra Energy
85,000	2.40%, 02/01/2020	84,084
300,000	3.55%, 06/15/2024	298,074
500,000	3.40%, 02/01/2028	478,154
80,000	Sierra Pacific Power Co 2.60%, 05/01/2026	74,538
55,000	South Carolina Electric & Gas Co 5.10%, 06/01/2065	58,493
200,000	Southern California Edison Co 2.90%, 03/01/2021	199,968
	Southern Co
90,000	2.95%, 07/01/2023	87,398
200,000	3.25%, 07/01/2026	189,927
55,000	4.40%, 07/01/2046	54,954
15,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	14,236
250,000	TECO Finance Inc 5.15%, 03/15/2020	258,819
450,000	WEC Energy Group Inc 3.55%, 06/15/2025	447,398
		15,144,223
TOTAL CORPORATE BONDS AND NOTES — 40.22% (Cost $184,925,412)		$184,116,893
FOREIGN GOVERNMENT BONDS AND NOTES
285,000	Abu Dhabi(a) 3.13%, 10/11/2027	269,325
200,000	Colombia Government International Bond 4.38%, 07/12/2021	207,000
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	524,150
75,000	Hungary Government International Bond 6.25%, 01/29/2020	79,312
200,000	Japan Bank for International Cooperation 2.13%, 07/21/2020	197,167
	Mexico Government International Bond
156,000	4.75%, 03/08/2044	151,710
60,000	5.75%, 10/12/2110	61,050
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 400,000	Oman Government International Bond(a) 5.63%, 01/17/2028	$ 390,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.41% (Cost $1,866,243)		$ 1,879,714
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.82%
69,759	Angel Oak Mortgage Trust(a)(g) Series 2017-3 Class A1 2.71%, 11/25/2047	69,755
	Angel Oak Mortgage Trust I LLC(a)
	Series 2017-2 Class A1
75,694	2.48%, 07/25/2047(g)	74,374
	Series 2018-1 Class A1
210,000	3.26%, 04/27/2048	209,999
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	349,082
	Series 2017-BNK9 Class A4
279,000	3.54%, 11/15/2054	278,472
	Series 2018-BN10 Class A5
190,000	3.69%, 02/15/2061	191,792
	BBCMS Mortgage Trust
	Series 2017-DELC Class A
228,000	2.66%, 08/15/2036(a)(b) 1-mo. LIBOR + 0.85%	227,785
	Series 2017-C1 Class A4
235,000	3.67%, 02/15/2050	237,190
475,000	Benchmark Mortgage Trust Series 2018-B1 Class A5 3.67%, 01/15/2051	479,416
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	251,942
204,732	CIM Commercial Trust(a) Series 2017-7 Class A 3.00%, 04/25/2057	203,123
2,500,000	Citigroup Commercial Mortgage Trust Series 2013-GC11 Class B 3.73%, 04/10/2046	2,478,982
	COLT Mortgage Loan Trust(a)
	Series 2017-1 Class A1
59,405	2.61%, 05/27/2047	58,929
	Series 2017-2 Class A1A
168,452	2.42%, 10/25/2047	168,705
	Series 2018-1 Class A1
95,751	2.93%, 02/25/2048	95,748
250,000	CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4 3.72%, 08/15/2048	253,141

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 66,192	CSMC Trust(a) Series 2017-FHA1 Class A1 3.25%, 04/25/2047	$ 64,607
	Deephaven Residential Mortgage Trust(a)(g)
	Series 2017-2A Class A1
69,292	2.45%, 06/25/2047(h)	67,775
	Series 2017-3A Class A1
81,364	2.58%, 10/25/2047(i)	80,743
92,000	Galton Funding Mortgage Trust(a) Series 2018-1 Class A43 3.50%, 11/25/2057	92,271
	GS Mortgage Securities Trust
	Series 2014-GC24 Class B
675,000	4.51%, 09/10/2047	693,489
	Series 2017-GS5 Class A4
220,000	3.67%, 03/10/2050	222,327
	JPMorgan Commercial Mortgage Securities Trust
	Series 2014-C22 Class A4
249,000	3.80%, 09/15/2047	255,023
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	262,622
	Series 2016-C4 Class A3
130,000	3.14%, 12/15/2049	126,158
93,448	MetLife Securitization Trust(a) Series 2017-1A Class A 3.00%, 04/25/2055	92,781
82,776	MFA Trust(a) Series 2017-RPL-1 Class A1 2.59%, 02/25/2057	81,545
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
95,724	3.75%, 05/28/2052	96,727
	Series 2017-2A Class A3
225,855	4.00%, 03/25/2057	230,214
	Series 2017-3A Class A1
129,613	4.00%, 04/25/2057	131,763
	Series 2017-4A Class A1
158,649	4.00%, 05/25/2057	161,527
	Series 2017-5A Class A1
191,586	3.38%, 06/25/2057(b) 1-mo. LIBOR + 1.50%	197,153
	Series 2017-6A Class A1
212,880	4.00%, 08/27/2057	216,134
	Series 2018-1A Class A1A
97,049	4.00%, 12/25/2057	99,204
265,000	SG Commercial Mortgage Securities Trust Series 2016-C5 Class A4 3.06%, 10/10/2048	253,916
98,249	Towd Point Mortgage Trust(a) Series 2018-1 Class A1 3.00%, 01/25/2058	97,725
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,425,000	UBS-Barclays Commercial Mortgage Trust(a) Series 2013-C6 Class B 3.88%, 04/10/2046	$ 2,421,559
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	144,702
	Series 2016-LC24 Class A4
275,000	2.94%, 10/15/2049	263,121
	Series 2016-NXS6 Class A4
463,000	2.92%, 11/15/2049	442,399
	Series 2017-RB1 Class A5
479,771	3.64%, 03/15/2050	483,177
		12,907,097
U.S. Government Agency — 23.92%
	Federal Home Loan Mortgage Corp
3,500,000	3.00%, TBA	3,416,648
3,800,000	3.50%, TBA	3,806,444
2,200,000	4.00%, TBA	2,257,296
14,012	4.00%, 12/01/2020	14,413
3,743	4.50%, 04/01/2021	3,784
9,631	6.00%, 05/01/2021	9,797
12,356	4.50%, 07/01/2021	12,427
7,733	5.00%, 03/01/2022	7,898
887,380	3.00%, 09/01/2027	892,000
11,615	6.00%, 11/01/2033	13,017
9,731	6.00%, 04/01/2035	10,808
33,679	4.50%, 05/01/2035	35,406
143,534	5.50%, 08/01/2035	158,020
52,921	4.50%, 11/01/2035	55,487
5,185	6.50%, 02/01/2036	5,839
20,262	4.50%, 03/01/2036	21,297
20,312	6.00%, 03/01/2036	22,788
15,714	5.50%, 06/01/2036	17,035
48,782	5.50%, 08/01/2036	53,127
4,971	6.00%, 08/01/2037	5,521
30,208	7.00%, 08/01/2037	32,808
119,292	5.00%, 04/01/2038	128,376
294,724	5.50%, 05/01/2038	323,121
199,283	4.50%, 03/01/2039	210,254
251,083	4.50%, 05/01/2039	264,809
199,025	4.00%, 09/01/2040	205,938
495,987	5.00%, 09/01/2040	534,225
64,304	4.00%, 09/01/2043	66,164
1,856,102	4.00%, 03/01/2044	1,912,180
648,261	4.50%, 04/01/2044	679,540
4,310,336	3.50%, 12/01/2044	4,330,626
1,213,990	4.50%, 12/01/2044	1,272,346
861,334	3.00%, 02/01/2047	840,368
1,828,227	3.00%, 03/01/2047	1,783,000
964,786	3.50%, 09/01/2047	967,177
3,553,383	4.00%, 10/01/2047	3,649,251

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,312,238	4.00%, 11/01/2047	$ 1,349,316
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)
	Series 2017-K728 Class B
30,000	3.65%, 09/25/2024	29,277
	Series 2017-K64 Class B
15,000	3.98%, 03/25/2027	14,804
	Series 2017-K65 Class B
65,000	4.07%, 05/25/2027	65,593
	Series 2017-K66 Class B
59,000	4.03%, 07/25/2027	59,441
	Series 2017-K67 Class B
35,000	3.94%, 09/25/2049	35,008
	Series 2017-K729 Class B
60,000	3.67%, 11/25/2049	58,147
	Series 2017-K71 Class B
55,000	3.75%, 11/25/2050	53,141
190,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K068 Class A2 3.24%, 08/25/2027	190,040
58,723	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 3883 Class PB 3.00%, 05/15/2041	58,616
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(b)
	Series 2014-DN1 Class M3
110,000	6.38%, 02/25/2024 1-mo. LIBOR + 4.50%	127,832
	Series 2014-DN2 Class M2
233,567	3.53%, 04/25/2024 1-mo. LIBOR + 1.65%	236,974
	Series 2014-DN2 Class M3
165,000	5.48%, 04/25/2024 1-mo. LIBOR + 3.60%	184,889
	Federal National Mortgage Association
12,200,000	3.50%, TBA	12,217,308
600,000	4.00%, TBA	615,440
1,883	4.50%, 06/01/2018	1,897
260,000	3.00%, 07/01/2027	255,714
365,111	2.88%, 11/01/2027	355,403
1,000,000	3.10%, 02/01/2028	989,443
1,181,793	3.50%, 01/01/2031	1,192,822
311,387	3.01%, 07/01/2032	302,371
385,797	3.04%, 07/01/2032	375,675
160,000	3.09%, 07/01/2032	155,691
385,000	3.10%, 07/01/2032	374,825
2,746,696	3.00%, 10/01/2032	2,744,256
227,706	3.19%, 07/01/2033	220,113
16,170	4.50%, 08/01/2035	17,019
34,314	6.00%, 02/01/2036	38,540
95,383	5.50%, 03/01/2036	104,559
80,220	6.50%, 06/01/2036	89,515
75,181	6.00%, 02/01/2037	83,604
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 89,919	6.00%, 03/01/2037	$ 100,854
450	6.50%, 04/01/2037	502
63,479	6.00%, 08/01/2037	71,210
34,383	6.50%, 08/01/2037	38,839
1,173,775	4.00%, 02/01/2041	1,213,461
7,362,692	4.50%, 02/01/2041	7,785,958
646,016	4.00%, 10/01/2041	667,535
1,046,027	4.00%, 01/01/2045	1,075,155
806,000	3.50%, 08/01/2045	808,818
2,804,846	4.00%, 01/01/2046	2,879,049
717,074	4.00%, 07/01/2046	736,521
5,224,704	4.00%, 10/01/2046	5,363,097
1,661,736	4.00%, 12/01/2046	1,705,707
1,758,813	3.50%, 01/01/2047	1,763,333
739,772	4.50%, 02/01/2047	775,078
7,204,034	4.00%, 06/01/2047	7,398,349
2,410,682	3.50%, 08/01/2047	2,417,259
2,888,996	4.00%, 09/01/2047	2,973,244
5,803,038	3.50%, 12/01/2047	5,813,871
1,640,235	4.00%, 12/01/2047	1,688,482
	Federal National Mortgage Association Connecticut Avenue Securities(b)
	Series 2014-C02 Class 1M2
430,000	4.48%, 05/25/2024 1-mo. LIBOR + 2.60%	458,221
	Series 2014-C03 Class 1M2
489,439	4.87%, 07/25/2024 1-mo. LIBOR + 3.00%	523,301
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-21 Class PQ
77,937	2.00%, 09/25/2041	74,166
	Series 2012-18 Class GA
149,357	2.00%, 12/25/2041	142,715
	Series 2012-75 Class KC
157,804	2.50%, 12/25/2041	153,480
	Series 2015-48 Class QB
136,169	3.00%, 02/25/2043	135,252
252,167	3.00%, 09/25/2047	249,828
	Series 2018-23 Class LA
117,590	3.50%, 04/25/2048	119,213
	Government National Mortgage Association
1,500,000	3.00%, TBA	1,474,635
4,200,000	3.50%, TBA	4,238,408
3,800,000	4.00%, TBA	3,904,622
1,100,000	4.50%, TBA	1,142,354
611,237	4.00%, 02/20/2045	632,486

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 346,657	4.50%, 01/20/2046	$ 364,204
		109,505,715
TOTAL MORTGAGE-BACKED SECURITIES — 26.74% (Cost $123,762,869)		$122,412,812
MUNICIPAL BONDS AND NOTES
530,000	Alabama State Federal Aid 5.00%, 09/01/2031	629,243
540,000	Indiana Finance Authority 5.00%, 02/01/2029	640,019
15,000	Municipal Electric Authority of Georgia 6.64%, 04/01/2057	18,633
70,000	New Jersey Turnpike Authority 5.00%, 01/01/2029	82,854
360,000	New York State Urban Development Corp 5.00%, 03/15/2030	426,668
360,000	Ohio Water Development Authority 5.00%, 06/01/2030	429,692
	Regents of the University of California Medical Center Pooled Revenue
60,000	6.55%,05/15/2048	82,397
35,000	6.58%,05/15/2049	47,841
	State of California
180,000	7.55%,04/01/2039	274,082
145,000	7.35%,11/01/2039	211,974
60,000	7.60%,11/01/2040	92,816
500,000	State of Ohio 5.00%, 09/01/2028	609,845
55,000	State of Virginia 5.00%, 05/15/2026	65,221
360,000	State of Washington 5.00%, 08/01/2030	426,881
360,000	State of Wisconsin 5.00%, 11/01/2029	429,779
75,000	University of Colorado Co Enterprise 5.00%, 06/01/2027	90,401
TOTAL MUNICIPAL BONDS AND NOTES — 1.00% (Cost $4,635,935)		$ 4,558,346
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
1,193,000	0.38%, 01/15/2027	1,191,403
11,435,000	0.38%, 07/15/2027	11,287,973
1,000,000	0.75%, 02/15/2045	1,011,976
	United States Treasury Note/Bond
660,000	3.13%, 05/15/2019	666,800
1,500,000	1.50%, 11/30/2019	1,481,437
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 840,000	1.38%, 05/31/2020	$ 822,989
845,000	8.75%, 08/15/2020	969,634
5,872,000	8.13%, 08/15/2021(j)	6,949,208
6,100,000	1.88%, 03/31/2022	5,952,503
300,000	1.75%, 04/30/2022	291,091
14,168,000	1.88%, 04/30/2022(c)	13,814,219
205,000	1.88%, 08/31/2022	199,329
2,900,000	2.38%, 01/31/2023(j)	2,875,223
1,735,000	2.00%, 02/15/2023	1,690,014
4,750,000	2.63%, 02/28/2023(c)	4,762,794
1,400,000	1.75%, 05/15/2023	1,343,811
1,185,000	2.25%, 01/31/2024	1,160,018
885,000	2.00%, 04/30/2024	852,252
1,500,000	2.00%, 06/30/2024	1,442,715
2,705,000	2.38%, 08/15/2024	2,657,863
1,000,000	2.13%, 09/30/2024	967,099
2,500,000	2.13%, 11/30/2024	2,414,391
1,000,000	2.50%, 01/31/2025	988,195
10,790,000	2.00%, 02/15/2025	10,318,343
590,000	2.75%, 02/28/2025	592,132
280,000	2.13%, 05/15/2025	269,483
1,740,000	2.00%, 08/15/2025	1,657,149
1,840,000	2.75%, 02/15/2028	1,839,550
265,000	4.50%, 08/15/2039	332,747
1,515,000	4.63%, 02/15/2040	1,935,281
1,800,000	4.75%, 02/15/2041	2,346,247
720,000	3.75%, 11/15/2043	820,793
420,000	3.63%, 02/15/2044	469,681
3,900,000	3.00%, 11/15/2044	3,917,716
5,800,000	2.50%, 02/15/2045	5,284,414
2,445,000	2.88%, 08/15/2045	2,395,960
4,420,000	3.00%, 11/15/2045	4,435,456
260,000	2.50%, 05/15/2046	235,915
1,820,000	2.25%, 08/15/2046	1,564,142
2,296,000	2.88%, 11/15/2046	2,246,827
2,000,000	3.00%, 02/15/2047	2,006,303
2,155,000	2.75%, 08/15/2047	2,055,095
2,200,000	2.75%, 11/15/2047	2,098,511
TOTAL U.S. TREASURY BONDS AND NOTES — 24.60% (Cost $114,189,428)		$112,614,682
Shares
INVESTMENT COMPANIES
1,280,956	Federated Emerging Markets Core Fund(k)(l)	12,630,221
1,442,726	Federated Project Trade and Finance Fund(k)(l)	13,071,100
TOTAL INVESMENT COMPANIES — 5.61% (Cost $26,266,411)		$ 25,701,321

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Commercial Paper — 3.32%
$ 500,000	American Honda Finance Corp 1.91%, 05/04/2018	$ 499,086
1,500,000	Bank Nederlandse Gemeenten 1.97%, 04/23/2018	1,498,059
1,000,000	BPCE SA 2.46%, 09/04/2018	989,391
1,400,000	Caisse Centrale De Corp 1.89%, 04/10/2018	1,399,204
500,000	Credit Suisse USA Inc 2.14%, 05/08/2018	498,857
750,000	Export Development Canada 1.87%, 04/23/2018	749,040
1,400,000	John Deere Capital Corp 2.01%, 05/07/2018	1,397,074
250,000	JP Morgan Securities LLC 1.85%, 04/11/2018	249,848
1,400,000	KFW International Finance Inc 1.84%, 04/11/2018	1,399,155
1,400,000	Metlife Funding Inc 2.20%, 06/13/2018	1,393,616
1,400,000	Nederlandse Waterschapsbank 1.88%, 04/09/2018	1,399,281
1,500,000	Province of Alberta 1.99%, 05/23/2018	1,495,589
750,000	Standard Chartered 1.67%, 04/09/2018	749,622
1,500,000	Wal Mart Stores Inc 1.93%, 04/30/2018	1,497,546
		15,215,368
U.S. Government Agency Bonds and Notes — 0.02%
100,000	Federal Home Loan Mortgage Corp 1.52%, 04/02/2018	99,987
Repurchase Agreements — 5.16%
5,608,423	Undivided interest of 3.89% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $5,608,423 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(m)	5,608,423
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 5,608,423	Undivided interest of 3.92% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $5,608,423 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(m)	$ 5,608,423
5,608,423	Undivided interest of 4.30% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $5,608,423 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(m)	5,608,423
1,170,828	Undivided interest of 64.81% in a repurchase agreement (principal amount/value $1,807,491 with a maturity value of $1,807,852) with JP Morgan Securities, 1.80%, dated 3/29/18 to be repurchased at $1,170,828 on 4/2/18 collateralized by U.S. Treasury securities, 0.75% - 2.00%, 2/15/19 - 2/28/21, with a value of $1,844,324.(m)	1,170,828

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 5,608,423	Undivided interest of 64.98% in a repurchase agreement (principal amount/value $8,635,509 with a maturity value of $8,637,227) with HSBC Securities (USA) Inc, 1.79%, dated 3/29/18 to be repurchased at $5,608,423 on 4/2/18 collateralized by Federal Home Loan Mortgage Corp securities, 2.50% - 8.00%, 4/1/22 - 3/1/48, with a value of $8,819,382.(m)	$ 5,608,423
		23,604,520
SHORT TERM INVESTMENTS — 8.50% (Cost $38,919,875)		$ 38,919,875
TOTAL INVESTMENTS — 111.65% (Cost $515,525,264)		$511,137,900
OTHER ASSETS & LIABILITIES, NET — (11.65)%		$ (53,315,325)
TOTAL NET ASSETS — 100.00%		$457,822,575
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 29, 2018, the aggregate cost and fair value of 144A securities was $63,572,183 and $63,345,144, respectively, representing 13.84% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
(c)	All or a portion of the security is on loan at March 29, 2018.
(d)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 29, 2018. Maturity date disclosed represents final maturity date.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (1-yr. LIBOR + 3.78% and 6-mo. LIBOR + 4.17%).
(i)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (1-yr. LIBOR + 3.82% and 6-mo. LIBOR + 4.07%).
(j)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(k)	Issuer is considered an affiliate of the Fund.
(l)	Restricted security; further details of these securities are included in a subsequent table.
(m)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At March 29, 2018, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Investment Companies
Federated Emerging Markets Core Fund	05/08/2017-03/01/2018	$13,028,123	$12,630,221	2.76%
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
At March 29, 2018, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Federated Project Trade and Finance Fund	05/22/2017-03/14/2018	$13,238,288	$13,071,100	2.85%
		$26,266,411	$25,701,321	5.61%
At March 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation/ (Depreciation)
Euro Bond Long Futures	18	4,383,450	March 2019	$ 3,900
Euro Bond Short Futures	37	8,991,463	March 2020	(10,000)
U.S. 10 Year Treasury Note Short Futures	253	30,648,578	June 2018	(242,814)
U.S. 2 Year Treasury Note Long Futures	237	50,388,422	June 2018	22,611
U.S. 5 Year Treasury Note Long Futures	33	3,777,211	June 2018	13,851
U.S. 5 Year Treasury Note Short Futures	25	2,861,523	June 2018	(12,742)
U.S. Treasury Long Bond Short Futures	7	1,026,375	June 2018	(31,445)
U.S. Ultra 10 Year Treasury Note Short Futures	130	16,881,719	June 2018	(218,453)
U.S. Ultra Bond Long Futures	3	481,406	June 2018	4,774
U.S. Ultra Bond Short Futures	160	25,675,000	June 2018	(828,658)
			Net Depreciation	$(1,298,976)
At March 29, 2018, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
North American Investment Grade 29	$1,292,000	$24,027	$(29,387)	1.00%	December 20, 2022	$53,414	Sell	Quarterly
					Net Appreciation	$53,414
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At March 29, 2018, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Value and Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.45%	EFFR	$ 195,000	November 15, 2024	$ (798)	Annual
Receive	2.46%	EFFR	175,000	November 15, 2024	(778)	Annual
Receive	2.25%	1-yr. OIS	160,000	November 15, 2024	1,320	Annual
Receive	2.18%	1-yr. OIS	515,000	November 15, 2024	6,483	Annual
Receive	2.06%	1-yr. OIS	366,000	November 15, 2024	7,255	Annual
Receive	2.25%	3-mo. LIBOR	4,388,000	June 20, 2028	206,721	Quarterly
Receive	2.75%	3-mo. LIBOR	440,000	December 20, 2047	6,676	Quarterly
				Net Appreciation	$226,879
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Abbreviations:
EFFR	Effective Federal Funds Rate is the interest rate at which banks and other depository institutions lend money to each other.
OIS	Overnight Indexed Swap is a swap derived from the overnight rate, which is generally fixed by the local central bank.
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Investment Companies	Net asset value of underlying fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

March 29, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 20,934,257	$ —	$ 20,934,257
Corporate Bonds and Notes	—	184,116,893	—	184,116,893
Foreign Government Bonds and Notes	—	1,879,714	—	1,879,714
Mortgage-Backed Securities	—	122,412,812	—	122,412,812
Municipal Bonds and Notes	—	4,558,346	—	4,558,346
U.S. Treasury Bonds and Notes	—	112,614,682	—	112,614,682
Investment Companies(a)	—	—	—	25,701,321
Short Term Investments	—	38,919,875	—	38,919,875
Total investments, at fair value:	0	485,436,579	0	511,137,900
Other Financial Investments:
Credit Default Swaps(b)	—	53,414	—	53,414
Interest Rate Swaps(b)	—	228,455	—	228,455
Futures Contracts(b)	45,136	—	—	45,136
Total Assets	$ 45,136	$ 485,708,448	$ 0	$ 511,464,905
Liabilities
Other Financial Investments:
Interest Rate Swaps(b)	$ —	$ (1,576)	$ —	$ (1,576)
Futures Contracts(b)	(1,344,112)	—	—	(1,344,112)
Total Liabilities	$ (1,344,112)	$ (1,576)	$ 0	$ (1,345,688)
[1]	As permitted by U.S. GAAP, investment companies valued at $25,701,321 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column.
(a)	Credit Default Swaps, Interest Rate Swaps and Futures are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Federated Emerging Markets Core Fund is only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the Securities Act of 1933 (the 1933 Act). Shares of the Fund may be redeemed any day that the NYSE is open.
Federated Project and Trade Finance Fund is an extended payment fund only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the 1933 Act, and that are also qualified purchasers as defined in Section 2(a)(51) of the 1940 Act. This Fund is not a mutual fund and therefore, there are only limited opportunities to redeem fund shares. Upon receiving a redemption request, the Fund has up to thirty-one days to make payment to the shareholder.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

March 29, 2018

Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 64 futures contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $4,075,750 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $2,371,250 in interest rate swaps for the reporting period.
The following table is a summary of the transactions for each underlying investment during the period ended March 29, 2018, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	1,280,956	$15,081,139	$818,402	$2,939,910	$(74,910)	$(329,410)	$201,681	$12,630,221	2.76%

March 29, 2018

Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Federated Project Trade and Finance Fund	1,442,726	$12,335,104	$763,265	$ -	$ -	$ (27,269)	$132,807	$13,071,100	2.85%
					(74,910)	(356,679)	334,488	25,701,321	5.61
				Total	$(74,910)	$(356,679)	$334,488	$25,701,321	5.61%

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 8.63%
24,150	Ciech SA(a)	$ 416,607
72,200	Fibria Celulose SA	1,407,900
128,000	Formosa Chemicals & Fibre Corp(a)	483,301
1,474	KCC Corp	460,099
1,676	Korea Petrochemical Ind Co Ltd(a)	463,785
11,892	Lotte Chemical Corp(a)	4,871,975
632,000	MMG Ltd(a)	391,960
126,147	Mondi PLC	3,389,699
285,000	Nine Dragons Paper Holdings Ltd	431,947
29,663	Novolipetsk Steel PJSC	743,998
1,245,600	Petronas Chemicals Group Berhad	2,624,519
19,412	POSCO	6,196,323
170,500	PTT Global Chemical PCL	518,274
51,231	Sappi Ltd	329,748
15,091	SKCKOLONPI Inc	636,933
100,674	Tata Steel Ltd	874,988
37,300	Ternium SA ADR	1,211,877
1,059,000	United Co RUSAL PLC(a)	645,674
581,400	Vale SA	7,395,408
56,766	Vedanta Ltd	997,379
		34,492,394
Communications — 14.58%
378,100	Advanced Info Service PCL	2,496,937
88,228	Alibaba Group Holding Ltd Sponsored ADR(a)	16,193,367
9,100	Autohome Inc	782,054
4,100	Baidu Inc Sponsored ADR(a)	915,079
135,000	China Mobile Ltd	1,237,328
154,872	LG Uplus Corp(a)	1,798,799
415,585	Magyar Telekom Telecommunications PLC(a)	741,633
35,199	Naspers Ltd	8,613,654
1,111	NCSoft Corp	429,934
4,106	SK Telecom Co Ltd(a)	890,331
2,425,200	Telekomunikasi Indonesia Persero Tbk PT	637,720
389,600	Tencent Holdings Ltd	20,913,561
350,172	Turk Telekomunikasyon AS(a)	597,977
24,000	Vipshop Holdings Ltd(a)	398,880
4,100	Weibo Corp(a)	490,114
11,200	YY Inc(a)	1,178,240
		58,315,608
Consumer, Cyclical — 7.34%
798,500	AirAsia Berhad	820,811
3,112,200	Beauty Community PCL	2,122,778
2,150,000	Brilliance China Automotive Holdings Ltd	4,539,262
220,260	Cebu Air Inc	399,341
22,400	China Yuchai International Ltd	474,208
39,633	Clicks Group Ltd	612,296
Shares		Fair Value
Consumer, Cyclical — (continued)
84,972	Dis-Chem Pharmacies Ltd(b)	$ 247,622
520,000	Dongfeng Motor Group Co Ltd	607,069
690,000	Geely Automobile Holdings Ltd	2,021,865
75,000	Gourmet Master Co Ltd(a)	985,139
440,000	Guangzhou Automobile Group Co Ltd	817,233
191,000	Haier Electronics Group Co Ltd	684,767
31,196	LG Electronics Inc	3,218,694
7,536	Loen Entertainment Inc	781,244
2,550	Lotte Shopping Co Ltd	562,715
17,700	Magazine Luiza SA	529,158
386,401	Mahindra & Mahindra Ltd	4,443,611
39,904	Mr Price Group Ltd	959,606
24,000	Poya International Co Ltd(a)	301,376
24,600	Tata Motors Ltd(a)	632,220
712,900	Wal-Mart de Mexico SAB de CV	1,814,013
230,500	Xiabuxiabu Catering Management China Holdings Co Ltd(b)	439,716
15,800	Yum China Holdings Inc	655,700
250,000	Zhongsheng Group Holdings Ltd	686,815
		29,357,259
Consumer, Non-Cyclical — 10.06%
70,114	Adcock Ingram Holdings Ltd	421,639
43,303	Astral Foods Ltd(a)	1,144,212
60,337	BIM Birlesik Magazalar AS	1,094,122
1,963	Celltrion Inc(a)	587,224
133,518	Cipla Ltd	1,116,611
876,000	CSPC Pharmaceutical Group Ltd	2,361,270
51,281	Dino Polska SA(a)(b)	1,306,910
23,856	DP World Ltd(a)	537,209
42,200	Estacio Participacoes SA(a)	447,251
299,000	Fomento Economico Mexicano SAB de CV	2,727,183
80,000	Grape King Bio Ltd(a)	705,968
146,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	452,926
17,921	Korea United Pharm Inc(a)	465,417
35,200	Kweichow Moutai Co Ltd(a)	3,883,787
5,761	LG Household & Health Care Ltd	6,459,707
37,500	Nestle Malaysia Berhad(a)	1,467,213
48,600	New Oriental Education & Technology Group Inc	4,259,790
82,000	Qualicorp SA	555,865
693,000	Sino Biopharmaceutical Ltd	1,377,263
40,900	SLC Agricola SA	429,881
21,000	St Shine Optical Co Ltd	621,068
129,600	TAL Education Group	4,806,864
185,700	Thai Beverage PCL	110,751
18,148	Tiger Brands Ltd	568,002
482,000	Tingyi Cayman Islands Holding Corp	999,848

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
550,000	Uni-President Enterprises Corp(a)	$ 1,298,848
		40,206,829
Diversified — 0.33%
141,295	AVI Ltd(a)	1,322,632
Energy — 6.39%
2,953,600	Adaro Energy Tbk PT	460,201
2,584,000	China Petroleum & Chemical Corp	2,292,223
563,500	China Shenhua Energy Co Ltd	1,414,233
1,431,000	CNOOC Ltd	2,118,866
49,800	Ecopetrol SA	962,634
177,103	Gazprom PJSC	873,118
39,563	Grupa Lotos SA(a)	611,796
125,323	MOL Hungarian Oil & Gas PLC	1,367,362
15,249	Motor Oil Hellas Corinth Refineries SA(a)	344,385
3,636	OCI Co Ltd(a)	544,141
1,168,000	PetroChina Co Ltd(a)	811,314
172,600	Petroleo Brasileiro SA(a)	2,440,564
98,393	PJSC Lukoil Oil Co	6,810,763
31,887	Polski Koncern Naftowy Orlen SA(a)	784,844
209,680	Polskie Gornictwo Naftowe i Gazownictwo SA(a)	346,584
38,149	Reliance Industries Ltd(b)	1,032,606
509,500	Semirara Mining & Power Corp	295,872
31,494	Tatneft PJSC	2,022,859
		25,534,365
Financial — 28.61%
452,000	Agile Group Holdings Ltd	942,610
2,121,000	Agricultural Bank of China Ltd	1,217,970
612,000	Air China Ltd(a)	790,356
2,026,500	Ayala Land Inc	1,603,654
53,600	Banco Bradesco SA(a)	641,619
458,700	Banco Bradesco SA Sponsored ADR	5,449,356
28,400	Bancolombia SA	1,193,368
257,500	Bank Central Asia Tbk PT(a)	437,439
10,543,600	Bank Mandiri Persero Tbk PT	5,912,357
2,058,500	Bank Negara Indonesia Persero Tbk PT	1,303,636
2,859,000	Bank of China Ltd	1,561,756
11,087,200	Bank Rakyat Indonesia(a)	2,909,727
3,431,000	Bank Tabungan Negara Persero Tbk PT(a)	950,054
38,616	Barclays Africa Group Ltd	618,478
214,200	BB Seguridade Participacoes SA	1,901,001
682,000	Beijing Capital International Airport Co Ltd(a)	921,095
234,900	Central Pattana PCL(a)	590,801
360,000	Chailease Holding Co Ltd	1,250,268
8,085,000	China Construction Bank Corp	8,444,816
Shares		Fair Value
Financial — (continued)
213,000	China Evergrande Group(a)	$ 680,817
103,000	China Merchants Bank Co Ltd	427,540
697,800	China Vanke Co Ltd	3,213,114
816,000	CIFI Holdings Group Co Ltd(a)	720,888
194,198	Commercial International Bank Egypt SAE	980,467
60,568	Coronation Fund Managers Ltd(a)	413,072
1,521,000	Country Garden Holdings Co Ltd	3,175,558
15,938	DB Insurance Co Ltd(a)	990,143
405,109	Dubai Islamic Bank PJSC	585,652
428,024	Emaar Properties PJSC	675,879
86,377	FirstRand Ltd(a)	488,095
833,900	Grupo Financiero Banorte SAB de CV	5,097,432
25,831	Hana Financial Group Inc	1,113,242
84,927	Hanwha General Insurance Co Ltd(a)	672,283
51,900	HDFC Bank Ltd	5,126,163
229,000	Hong Leong Bank	1,113,398
61,444	Hyundai Marine & Fire Insurance Co Ltd(a)	2,278,982
124,500	ICICI Bank Ltd	1,101,825
10,334,000	Industrial & Commercial Bank of China Ltd	9,005,937
40,858	Industrial Bank of Korea(a)	601,814
144,400	Itau Unibanco Holding SA ADR	2,252,640
55,319	KB Financial Group Inc	3,208,348
235,500	Longfor Properties Co Ltd	726,118
41,562	Meritz Fire & Marine Insurance Co Ltd(a)	827,963
22,838	OTP Bank PLC	1,026,154
779,000	Ping An Insurance Group Co of China Ltd	8,032,018
46,536	Powszechna Kasa Oszczednosci Bank Polski SA(a)	551,016
242,672	Sberbank of Russia	4,525,833
1,428,184	Sberbank of Russia PJSC	6,361,060
29,649	Shinhan Financial Group Co Ltd(a)	1,264,804
226,909	Srisawad Corp PCL	444,510
130,984	Standard Bank Group Ltd	2,420,381
25,310	State Bank of India	969,765
250,200	Tisco Financial Group PCL	705,464
456,505	Turkiye Garanti Bankasi AS	1,265,812
12,600	Yirendai Ltd	506,898
4,805,000	Yuanta Financial Holding Co Ltd(a)	2,217,271
		114,408,717
Industrial — 2.93%
52,500	AAC Technologies Holdings Inc	962,040
123,000	Anhui Conch Cement Co Ltd	676,865
3,449,800	DMCI Holdings Inc	807,540
285,000	Haitian International Holdings Ltd	866,557

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
524,200	Hana Microelectronics PCL(a)	$ 545,607
1,030,000	HannStar Display Corp(a)	359,739
89,000	Hiwin Technologies Corp	1,285,388
47,922	Larsen & Toubro Ltd	963,189
756,700	SKP Resources Berhad	310,735
67,000	Sunny Friend Environmental Technology Co Ltd	520,135
56,000	Sunny Optical Technology Group Co Ltd	1,050,801
538,600	Sunway Construction Group Berhad	286,490
406,000	Tianneng Power International Ltd	483,697
1,646,000	Walsin Lihwa Corp(a)	1,014,936
87,000	Yageo Corp(a)	1,578,432
		11,712,151
Technology — 16.62%
545,000	Gigabyte Technology Co Ltd(a)	1,287,156
773,281	Hangzhou Hikvision Digital Technology Co Ltd(a)	5,148,465
175,000	Holtek Semiconductor Inc(a)	472,301
756,100	Inari Amertron Berhad(a)	551,159
177,000	Infosys Ltd	3,159,450
9,582	Samsung Electronics Co Ltd	22,388,108
4,305	Samsung SDS Co Ltd	1,032,367
100,521	SK Hynix Inc(a)	7,701,109
475,700	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	20,816,632
128,000	TravelSky Technology Ltd	373,874
191,100	Wipro Ltd	986,076
55,600	WNS Holdings Ltd(a)	2,520,348
		66,437,045
Utilities — 1.70%
939,675	Aguas Andinas SA	611,248
Shares		Fair Value
Utilities — (continued)
47,100	Cia de Saneamento Basico do Estado de Sao Paulo	$ 498,789
182,507	Enea SA	492,123
3,850,500	Enel Chile SA	498,799
167,209	Engie Energia Chile SA	367,415
70,027	GAIL India Ltd	2,839,203
21,711	Korea Electric Power Corp(a)	672,184
279,300	PGE Polska Grupa Energetyczna SA(a)	809,518
		6,789,279
TOTAL COMMON STOCK — 97.19% (Cost $395,481,805)		$388,576,279
EXCHANGE TRADED FUNDS
131,736	iShares MSCI India ETF	4,496,150

EXCHANGE TRADED FUNDS — 1.13% (Cost $4,854,695)		$ 4,496,150
TOTAL INVESTMENTS — 98.32% (Cost $400,336,500)		$393,072,429
OTHER ASSETS & LIABILITIES, NET — 1.68%		$ 6,731,857
TOTAL NET ASSETS — 100.00%		$399,804,286

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 29, 2018, the aggregate cost and fair value of 144A securities was $2,992,891 and $3,026,854, respectively, representing 0.76% of net assets.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Summary of Investments by Country as of March 29, 2018.
Country	Fair Value	Percentage of Fund Investments
China	$119,430,602	30.38%
South Korea	71,118,670	18.09
Taiwan	35,197,957	8.96
India	26,763,434	6.81
Brazil	23,949,432	6.09
Russia	21,983,307	5.59
South Africa	21,549,138	5.48
Indonesia	12,611,133	3.21
Mexico	9,638,627	2.45
Hong Kong	8,270,567	2.10
Thailand	7,535,122	1.92
Malaysia	7,174,325	1.83
Poland	5,319,398	1.35
United States	4,496,150	1.14
Hungary	3,135,149	0.80
Philippines	3,106,407	0.79
Turkey	2,957,911	0.75
Columbia	2,156,002	0.55
United Arab Emirates	1,798,740	0.46
Chile	1,477,461	0.38
Luxembourg	1,211,877	0.31
Egypt	980,467	0.25
Singapore	474,208	0.12
Australia	391,960	0.10
Greece	344,385	0.09
Total	$393,072,429	100.00%
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

March 29, 2018

As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 132,563,099	$ 256,013,180	$ —	$ 388,576,279
Exchange Traded Funds	4,496,150	—	—	4,496,150
Total Assets	$ 137,059,249	$ 256,013,180	$ 0	$ 393,072,429

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
U.S. Government Agency — 0.00%(a)
$ 23,240	Federal Home Loan Mortgage Corp(b) Series T20 Class A7 2.18%, 12/25/2029 1-mo. LIBOR + 0.30%	$ 23,241
TOTAL ASSET-BACKED SECURITIES — 0.00%(a) (Cost $23,241)		$ 23,241
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 75.81%
	Federal Home Loan Bank
25,000,000	1.49%, 04/02/2018	24,996,944
25,000,000	1.49%, 04/03/2018	24,995,923
25,000,000	1.44%, 04/04/2018	24,995,073
50,000,000	1.42%, 04/06/2018	49,986,380
25,000,000	1.44%, 04/09/2018	24,990,144
50,000,000	1.52%, 04/11/2018	49,975,005
25,000,000	1.73%, 04/13/2018	24,983,422
25,000,000	1.60%, 04/16/2018	24,981,442
20,000,000	1.57%, 04/17/2018	19,984,538
25,000,000	1.47%, 04/18/2018	24,980,852
25,000,000	1.46%, 04/23/2018	24,976,104
50,000,000	1.60%, 04/24/2018	49,945,233
25,000,000	1.75%, 04/25/2018	24,968,924
40,000,000	1.53%, 04/27/2018	39,953,236
25,000,000	1.46%, 04/30/2018	24,969,120
25,000,000	1.66%, 05/01/2018	24,963,750
25,000,000	1.73%, 05/02/2018	24,961,012
25,000,000	1.56%, 05/03/2018	24,963,681
50,000,000	1.56%, 05/04/2018	49,925,129
25,000,000	1.63%, 05/08/2018	24,956,619
25,000,000	1.53%, 05/09/2018	24,958,105
25,000,000	1.67%, 05/14/2018	24,948,666
25,000,000	1.71%, 05/15/2018	24,946,169
25,000,000	1.74%, 05/17/2018	24,942,957
25,000,000	1.73%, 05/18/2018	24,942,144
25,000,000	1.73%, 05/23/2018	24,936,244
25,000,000	1.69%, 06/01/2018	24,927,294
25,000,000	1.72%, 06/01/2018	24,925,837
25,000,000	1.70%, 06/04/2018	24,923,610
25,000,000	1.71%, 06/08/2018	24,918,351
25,000,000	1.74%, 06/13/2018	24,910,870
25,000,000	1.83%, 06/18/2018	24,899,950
25,000,000	1.82%, 06/19/2018	24,899,242
25,000,000	1.59%, 07/09/2018	24,890,207
	Federal Home Loan Mortgage Corp
25,000,000	1.41%, 04/10/2018	24,989,387
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 25,000,000	1.50%, 05/07/2018	$ 24,961,124
	Federal National Mortgage Association
25,000,000	1.47%, 04/02/2018	24,996,979
25,000,000	1.47%, 04/03/2018	24,998,993
25,000,000	1.42%, 04/11/2018	24,988,297
		1,083,356,957
U.S. Treasury Bonds and Notes — 26.21%
	U.S. Treasury Bills
50,000,000	1.43%, 04/05/2018	49,988,252
100,000,000	1.46%, 04/12/2018	99,947,236
50,000,000	1.40%, 04/19/2018	49,963,114
50,000,000	1.60%, 04/26/2018	49,940,045
25,000,000	1.49%, 05/10/2018	24,958,698
25,000,000	1.59%, 05/17/2018	24,947,903
25,000,000	1.70%, 06/07/2018	24,920,946
25,000,000	1.68%, 06/14/2018	24,911,800
25,000,000	1.79%, 06/28/2018	24,891,241
		374,469,235
Repurchase Agreements — 0.32%
4,600,000	Repurchase agreement (principal amount/value $4,600,000 with a maturity value of $4,600,894.44 with Daiwa Capital Markets America Inc, 1.75%, dated 3/29/18 to be repurchased at $4,600,000 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 2.25%, 4/19/18 - 3/31/21, with a value of $4,692,094.	4,600,000
SHORT TERM INVESTMENTS — 102.34% (Cost $1,462,426,192)		$1,462,426,192
TOTAL INVESTMENTS — 102.34% (Cost $1,462,449,433)		$1,462,449,433
OTHER ASSETS & LIABILITIES, NET — (2.34)%		$ (33,434,651)
TOTAL NET ASSETS — 100.00%		$1,429,014,782

(a)	Represents less than 0.005% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The value of assets in the Fund is determined as of the close of trading on each valuation date. The net asset value of the Fund's shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.
Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 31.78%
$10,000,000	Ally Master Owner Trust(a) Series 2017-2 Class A 2.15%, 06/15/2021 1-mo. LIBOR + 0.34%	$ 10,018,743
6,250,000	Anchorage Capital CLO 3-R Ltd(a)(b) Series 14-3RA Class A 2.82%, 01/28/2031 3-mo. LIBOR + 1.05%	6,272,350
5,000,000	Anchorage Capital CLO 4-R Ltd(a)(b) Series 2014-4RA Class A 2.82%, 01/28/2031 3-mo. LIBOR + 1.05%	5,017,880
4,950,000	Apidos CLO XII(a)(b) Series 13-12A Class AR 2.80%, 04/15/2031 3-mo. LIBOR + 1.08%	4,959,529
6,750,000	Benefit Street Partners CLO VIII Ltd(a)(b) Series 2015-8A Class A1AR 2.84%, 01/20/2031 3-mo. LIBOR + 1.10%	6,749,946
6,862,083	Brazos Higher Education Authority Inc(a) Series 2005-1 Class 1A4 2.44%, 03/26/2029 3-mo. LIBOR + 0.15%	6,832,165
4,500,000	Cedar Funding VII CLO Ltd(a)(b) Series 2018-7A Class A1 3.25%, 01/20/2031 3-mo. LIBOR + 1.00%	4,499,919
4,250,000	Dryden 57 CLO Ltd(a)(b) Series 2018-57A Class A 2.88%, 05/15/2031 3-mo. LIBOR + 1.01%	4,252,584
4,450,000	ECMC Group Student Loan Trust(a)(b) Series 2018-1A Class A 2.63%, 02/27/2068 1-mo. LIBOR + 0.75%	4,449,197
1,622,671	Edsouth Indenture No 1 LLC(a)(b) Series 2010-1 Class A1 2.61%, 07/25/2023 3-mo. LIBOR + 0.85%	1,626,500
8,000,000	Ford Credit Floorplan Master Owner Trust A(a) Series 2016-5 Class A2 2.27%, 11/15/2021 1-mo. LIBOR + 0.46%	8,029,956
4,600,000	Galaxy XXI CLO Ltd(a)(b) Series 2015-21A Class AR 2.76%, 04/20/2031 3-mo. LIBOR + 1.02%	4,598,109
2,636,458	Higher Education Funding I(a)(b) Series 2014-1 Class A 3.01%, 05/25/2034 3-mo. LIBOR + 1.05%	2,661,839
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,000,000	Holmes Master Issuer PLC(a)(b) Series 2018-1A Class A2 2.08%, 10/15/2054 3-mo. LIBOR + 0.36%	$ 1,998,872
1,250,000	ICG US CLO Ltd(a)(b) Series 2018-1A Class A1 2.80%, 04/21/2031 3-mo. LIBOR + 1.06%	1,250,220
3,100,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 2.47%, 04/15/2029 3-mo. LIBOR + 0.75%	3,093,177
5,000,000	Magnetite XVI Ltd(a)(b) Series 2015-16A Class AR 2.54%, 01/18/2028 3-mo. LIBOR + 0.80%	4,999,965
1,550,000	NextGear Floorplan Master Owner Trust(a)(b) Series 2018-1A Class A1 2.45%, 02/15/2023 1-mo. LIBOR + 0.64%	1,549,926
5,865,000	Nissan Master Owner Trust Receivables(a) Series 2017-C Class A 2.13%, 10/17/2022 1-mo. LIBOR + 0.32%	5,866,174
5,400,000	OCP CLO Ltd(a)(b) Series 2014-5A Class A1R 2.85%, 04/26/2031 3-mo. LIBOR + 1.08%	5,397,775
6,950,000	Parallel Ltd(a)(b) Series 2015-1A Class AR 2.59%, 07/20/2027 3-mo. LIBOR + 0.85%	6,949,944
1,943,998	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 2.43%, 05/25/2057 1-mo. LIBOR + 0.55%	1,939,708
5,000,000	RR 3 Ltd(a)(b) Series 14-14A Class A1R2 2.81%, 01/15/2030 3-mo. LIBOR + 1.09%	5,023,805
	Scholar Funding Trust(a)(b)
	Series 2010-A Class A
199,415	2.52%, 10/28/2041 3-mo. LIBOR + 0.75%	199,414
	Series 2011-A Class A
1,528,812	2.67%, 10/28/2043 3-mo. LIBOR + 0.90%	1,510,169
6,600,000	SLM Student Loan Trust(a) Series 2005-9 Class A7A 2.36%, 01/25/2041 3-mo. LIBOR + 0.60%	6,610,109
1,003,937	Student Loan Consolidation Center Student Loan Trust I(a)(b) Series 2011-1 Class A 3.10%, 10/25/2027 1-mo. LIBOR + 1.22%	1,018,003

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 6,500,000	Trillium Credit Card Trust II(a)(b) Series 2018-1A Class A 2.13%, 02/27/2023 1-mo. LIBOR + 0.25%	$ 6,499,922
1,700,000	Trinitas CLO II Ltd(a)(b) Series 2014-2A Class A1R 2.90%, 07/15/2026 3-mo. LIBOR + 1.18%	1,700,275
6,650,000	Vibrant CLO VIII Ltd(a)(b) Series 2018-8A Class A1A 3.39%, 01/20/2031 3-mo. LIBOR + 1.14%	6,652,188
6,650,000	Voya CLO Ltd(a)(b) Series 2016-1A Class A1R 2.81%, 01/20/2031 3-mo. LIBOR + 1.07%	6,649,947
TOTAL ASSET-BACKED SECURITIES — 31.78% (Cost $138,752,341)		$138,878,310
MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 9.90%
2,499,907	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates(a) Series KF42 Class A 2.13%, 12/25/2024 1-mo. LIBOR + 0.25%	2,504,591
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(a)
	Series 4751 Class FA
6,644,036	2.06%, 03/15/2039 1-mo. LIBOR + 0.25%	6,648,806
	Series 4751 Class EF
8,489,474	2.06%, 05/15/2041 1-mo. LIBOR + 0.25%	8,481,625
5,989,061	Federal National Mortgage Association Alternative Credit Enhancement Security(a) Series 2017-M13 Class FA 2.28%, 10/25/2024 1-mo. LIBOR + 0.40%	5,994,510
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(a)
	Series 2007-22 Class FW
2,028,057	2.33%, 03/25/2037 1-mo. LIBOR + 0.45%	2,037,603
	Series 2016-1 Class FT
502,685	2.23%, 02/25/2046 1-mo. LIBOR + 0.35%	502,195
	Series 2017-45 Class FA
530,035	2.01%, 06/25/2047 1-mo. LIBOR + 0.32%	529,546
	Series 2017-96 Class FC
8,855,572	2.28%, 12/25/2057 1-mo. LIBOR + 0.40%	8,846,120
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 7,720,637	Government National Mortgage Association(a) Series 2017-182 Class FN 2.12%, 12/16/2047 1-mo. LIBOR + 0.30%	$ 7,710,428
TOTAL MORTGAGE-BACKED SECURITIES — 9.90% (Cost $43,322,100)		$ 43,255,424
MUNICIPAL BONDS AND NOTES
2,727,986	Utah State Board of Regents(a) 2.63%, 09/25/2056 1-mo. LIBOR + 0.75%	2,728,504
TOTAL MUNICIPAL BONDS AND NOTES — 0.62% (Cost $2,730,541)		$ 2,728,504
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
22,700,000	0.13%, 04/15/2019	23,983,239
29,800,000	0.13%, 04/15/2022	29,920,672
25,200,000	0.38%, 07/15/2025	25,975,434
16,200,000	0.63%, 01/15/2026	16,875,756
35,500,000	0.13%, 07/15/2026	35,233,344
13,400,000	0.38%, 01/15/2027	13,382,065
35,500,000	0.38%, 07/15/2027	35,043,554
18,000,000	2.50%, 01/15/2029	24,579,545
TOTAL U.S. TREASURY BONDS AND NOTES — 46.90% (Cost $207,597,461)		$204,993,609
SHORT TERM INVESTMENTS
Commercial Paper — 7.74%
2,194,000	Électricité de France 2.36%, 04/27/2018	2,190,041
6,000,000	HP Inc 2.03%, 06/13/2018	5,974,692
2,195,000	Kells Funding LLC 2.33%, 06/29/2018	2,182,177
3,291,000	Liberty Street Funding Co 2.36%, 06/26/2018	3,272,197
2,500,000	Mondelez International Inc 2.42%, 04/20/2018	2,496,527
1,040,000	Omnicom Capital Inc 2.53%, 05/11/2018	1,037,195
1,601,000	Schlumberger Holdings Corp 2.32%, 05/29/2018	1,594,828
4,243,000	Standard Chartered 1.74%, 06/25/2018	4,243,140
3,082,000	Sumitomo Mitsui Banking Corp 2.31%, 06/25/2018	3,064,951
5,000,000	Suncor Energy Inc 2.52%, 06/18/2018	4,972,235

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Commercial Paper — (continued)
$ 2,804,000	VW Credit Inc 0.00%, 06/22/2018	$ 2,786,966
SHORT TERM INVESTMENTS — 7.74% (Cost $36,591,000)		$ 33,814,949
TOTAL INVESTMENTS — 96.94% (Cost $428,993,443)		$423,670,796
OTHER ASSETS & LIABILITIES, NET — 3.06%		$ 13,372,886
TOTAL NET ASSETS — 100.00%		$437,043,682
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 29, 2018, the aggregate cost and fair value of 144A securities was $101,471,920 and $101,521,163, respectively, representing 23.23% of net assets.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TIPS	Treasury Inflation Protected Securities
At March 29, 2018, the Fund held the following outstanding centrally cleared inflation swaps:
Swap Counterparty	Fixed Rate	Floating Rate	Notional Amount	Upfront Payments/ Receipts	Termination Date	Value	Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.16%	CPI	30,000,000	$259	January 09, 2023	$ 151,986	$ 151,726	At Maturity
Receive	2.13%	CPI	30,000,000	256	January 09, 2022	151,048	150,791	At Maturity
Receive	2.09%	CPI	65,000,000	437	January 09, 2021	323,621	323,185	At Maturity
Receive	2.17%	CPI	20,000,000	200	January 09, 2024	108,422	108,222	At Maturity
Receive	2.25%	CPI	28,200,000	362	February 20, 2024	(300)	(662)	At Maturity
Receive	2.14%	CPI	17,600,000	0	March 15, 2020	19,421	19,421	At Maturity
Receive	2.22%	CPI	15,000,000	0	March 22, 2022	(11,520)	(11,520)	At Maturity
Receive	2.12%	CPI	25,000,000	0	March 26, 2020	81	81	At Maturity
							741,244
At March 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation/ (Depreciation)
Euro Time Deposit Short Futures	102	24,789,825	December 2019	$ (177)
U.S. 10 Year Treasury Note Long Futures	645	78,135,703	June 2018	638,139
U.S. 2 Year Treasury Note Long Futures	410	87,168,563	June 2018	98,141
U.S. 5 Year Treasury Note Long Futures	757	86,645,747	June 2018	452,352
U.S. Treasury Long Bond Short Futures	77	11,290,125	June 2018	(263,222)
U.S. Ultra 10 Year Treasury Note Short Futures	128	16,622,000	June 2018	(240,857)
U.S. Ultra Long Term Treasury Bond Long Futures	2	320,938	June 2018	8,437
			Net Appreciation	$ 692,813
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
At March 29, 2018, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Value and Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Pay	2.21%	EFFR	30,140,000	September 04, 2019	$ 645	Weekly
Pay	2.14%	3-mo. LIBOR	49,710,000	November 20, 2020	(554,111)	Quarterly
Receive	2.85%	3-mo. LIBOR	11,000,000	September 04, 2023	(52,378)	Quarterly
Receive	2.28%	3-mo. LIBOR	21,410,000	November 20, 2023	480,890	Quarterly
Receive	2.88%	3-mo. LIBOR	4,800,000	February 28, 2025	(38,959)	Quarterly
				Net Depreciation	$(163,913)
Abbreviations:
CPI	Consumer Urban Index
EFFR	Effective Federal Funds Rate is the interest rate at which banks and other depository institutions lend money to each other.
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

March 29, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 138,878,310	$ —	$ 138,878,310
Mortgage-Backed Securities	—	43,255,424	—	43,255,424
Municipal Bonds and Notes	—	2,728,504	—	2,728,504
U.S. Treasury Bonds and Notes	—	204,993,609	—	204,993,609
Short Term Investments	—	33,814,949	—	33,814,949
Total investments, at fair value:	0	423,670,796	0	423,670,796
Other Financial Investments:
Interest Rate Swaps(a)	—	481,535	—	481,535
Inflation Swaps(a)	—	753,426	—	753,426
Futures Contracts(a)	1,197,069	—	—	1,197,069
Total Assets	$ 1,197,069	$ 424,905,757	$ 0	$ 426,102,826
Liabilities
Other Financial Investments:
Interest Rate Swaps(a)	$ —	$ (645,448)	$ —	$ (645,448)
Inflation Swaps(a)	—	(12,182)	—	(12,182)
Futures Contracts(a)	(504,256)	—	—	(504,256)
Total Liabilities	$ (504,256)	$ (657,630)	$ 0	$ (1,161,886)
(a)	Inflation Swaps, Interest Rate Swaps and Futures are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 869 futures contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $177,785,000 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value of a strategy against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are

March 29, 2018

unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $137,250,000 in inflation swaps for the reporting period.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.61%
71,633	Air Liquide SA	$ 8,790,642
64,643	Akzo Nobel NV	6,107,666
9,781	Linde AG(a)	2,066,819
78,544	Rio Tinto PLC	3,985,080
18,000	Shin-Etsu Chemical Co Ltd	1,877,565
		22,827,772
Communications — 3.91%
10,685	Alibaba Group Holding Ltd Sponsored ADR(a)	1,961,125
8,624	Baidu Inc Sponsored ADR(a)	1,924,790
80,708	ProSiebenSat.1 Media AG	2,795,445
428,835	WPP PLC	6,811,865
		13,493,225
Consumer, Cyclical — 7.47%
335,434	Compass Group PLC	6,846,842
97,900	Denso Corp	5,384,940
1,165	Hermes International	690,556
9,678	Luxottica Group SpA	601,243
24,575	LVMH Moet Hennessy Louis Vuitton SE	7,573,364
113,554	Yum China Holdings Inc	4,712,491
		25,809,436
Consumer, Non-Cyclical — 37.12%
441,770	Ambev SA ADR	3,211,668
96,554	Bayer AG	10,884,906
60,485	Beiersdorf AG	6,854,628
21,825	Carlsberg A/S Class B	2,605,788
64,543	Danone SA	5,233,299
174,723	Diageo PLC	5,907,843
19,235	Essilor International SA	2,594,817
101,934	Essity Aktiebolag Class B(a)	2,824,915
233,432	Experian PLC	5,046,704
153,600	Japan Tobacco Inc	4,387,894
38,800	Kao Corp	2,912,852
16,376	L'Oreal SA	3,698,665
38,165	Merck KGaA	3,661,857
161,640	Nestle SA	12,776,273
78,560	Novartis AG	6,354,001
122,062	Novo Nordisk A/S Class B	6,003,724
101,200	Olympus Corp	3,869,795
12,582	Pernod Ricard SA	2,093,878
66,891	Qiagen NV(a)	2,162,478
78,716	Randstad Holding NV	5,184,243
81,335	Reckitt Benckiser Group PLC	6,864,154
33,833	RELX Group PLC	694,753
183,509	RELX NV	3,803,943
40,082	Roche Holding AG	9,194,696
149,100	Terumo Corp	7,754,964
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
556,951	Tesco PLC	$ 1,611,145
		128,193,883
Energy — 2.88%
211,100	Eni SpA	3,718,585
180,179	Suncor Energy Inc	6,222,039
		9,940,624
Financial — 15.20%
1,157,600	AIA Group Ltd	9,895,950
1,370,293	Barclays PLC	4,003,162
281,000	DBS Group Holdings Ltd	5,935,381
411,180	ING Groep NV	6,938,755
1,179,949	Intesa Sanpaolo SpA	4,296,204
43,724	Julius Baer Group Ltd	2,690,840
49,089	KBC Groep NV	4,274,622
107,581	Prudential PLC	2,687,545
472,314	UBS Group AG	8,321,666
10,426	Zurich Insurance Group AG	3,439,145
		52,483,270
Industrial — 16.00%
49,359	Amcor Ltd	540,497
85,745	Canadian National Railway Co	6,270,532
38,600	Daikin Industries Ltd	4,288,196
14,800	FANUC Corp	3,808,827
167,800	Hoya Corp	8,476,020
210,800	Kubota Corp	3,715,900
10,173	Kuehne + Nagel International AG	1,602,299
73,700	Kyocera Corp	4,178,650
47,007	Legrand SA	3,688,206
12,803	MTU Aero Engines AG	2,157,792
115,858	Orica Ltd	1,594,744
289,202	Rolls-Royce Holdings PLC	3,535,000
105,557	Schneider Electric SE	9,295,505
99,059	Smiths Group PLC	2,106,418
		55,258,586
Technology — 7.89%
72,601	Amadeus IT Holding SA Class A	5,372,707
44,432	Check Point Software Technologies Ltd(a)	4,413,875
22,510	Dassault Systemes	3,061,215
77,965	SAP SE	8,184,919

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
142,367	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$ 6,229,980
		27,262,696
Utilities — 1.27%
263,683	Engie SA	4,403,113
TOTAL COMMON STOCK — 98.35% (Cost $281,601,582)		$339,672,605
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.84%
$2,900,000	Federal Home Loan Mortgage Corp 1.52%, 04/02/2018	2,899,638
SHORT TERM INVESTMENTS — 0.84% (Cost $2,899,638)		$ 2,899,638
TOTAL INVESTMENTS — 99.19% (Cost $284,501,220)		$342,572,243
OTHER ASSETS & LIABILITIES, NET — 0.81%		$ 2,808,600
TOTAL NET ASSETS — 100.00%		$345,380,843
(a)	Non-income producing security.
ADR	American Depositary Receipt
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Summary of Investments by Country as of March 29, 2018.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$ 53,904,455	15.74%
France	51,123,260	14.92
Japan	50,655,604	14.79
Switzerland	44,378,920	12.95
Germany	36,606,364	10.69
Netherlands	20,393,142	5.95
Canada	12,492,571	3.65
Hong Kong	9,895,950	2.89
Italy	8,616,032	2.51
Denmark	8,609,513	2.51
China	8,598,406	2.51
Taiwan	6,229,980	1.82
Singapore	5,935,381	1.73
Spain	5,372,707	1.57
Israel	4,413,875	1.29
Belgium	4,274,622	1.25
Brazil	3,211,668	0.94
United States	2,899,637	0.85
Sweden	2,824,915	0.82
Australia	2,135,241	0.62
Total	$342,572,243	100.00%
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 29, 2018

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 37,040,379	$ 302,632,226	$ —	$ 339,672,605
Short Term Investments	—	2,899,638	—	2,899,638
Total Assets	$ 37,040,379	$ 305,531,864	$ 0	$ 342,572,243
The Fund recognizes transfers between Level 1 and Level 2 as of the end of the reporting period. As of March 29, 2018, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Basic Materials	$2,066,819	—
Consumer, Cyclical	601,243	—
Consumer, Non-cyclical	1,611,145	—
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value evaluated price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value evaluated price.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.92%
27,043	Air Liquide SA	$ 3,318,657
9,000	Air Water Inc	175,919
16,169	Akzo Nobel NV	1,527,696
161,468	Alumina Ltd	296,267
84,949	Anglo American PLC(a)	1,978,616
25,604	Antofagasta PLC	330,958
41,225	ArcelorMittal SA(b)	1,309,402
4,316	Arkema SA	563,450
78,300	Asahi Kasei Corp	1,046,545
58,004	BASF SE	5,882,618
202,824	BHP Billiton Ltd	4,495,693
133,596	BHP Billiton PLC	2,639,904
36,747	BlueScope Steel Ltd	432,335
17,581	Boliden AB	618,648
9,589	Brenntag AG	570,854
14,884	Clariant AG	356,069
10,231	Covestro AG(c)	1,007,418
8,470	Croda International PLC	544,004
17,400	Daicel Corp	191,069
518	EMS-Chemie Holding AG	327,693
10,976	Evonik Industries AG	387,051
96,627	Fortescue Metals Group Ltd	325,505
14,471	Fresnillo PLC	258,290
4,398	Fuchs Petrolub SE	238,744
573	Givaudan SA	1,307,209
772,695	Glencore PLC	3,839,148
6,200	Hitachi Chemical Co Ltd	138,508
13,100	Hitachi Metals Ltd	153,962
106,548	Incitec Pivot Ltd	289,973
44,403	Israel Chemicals Ltd	188,504
33,300	JFE Holdings Inc	671,706
12,011	Johnson Matthey PLC	512,234
13,100	JSR Corp	294,828
12,183	K+S AG(a)	351,870
16,000	Kaneka Corp	159,161
12,200	Kansai Paint Co Ltd	285,153
21,400	Kobe Steel Ltd(b)	212,274
11,499	Koninklijke DSM NV	1,142,966
22,600	Kuraray Co Ltd	391,846
6,062	LANXESS AG	464,690
11,749	Linde AG(b)	2,482,676
88,800	Mitsubishi Chemical Holdings Corp	864,599
11,600	Mitsubishi Gas Chemical Co Inc	279,940
6,900	Mitsubishi Materials Corp	204,533
11,400	Mitsui Chemicals Inc	361,941
22,792	Mondi PLC	612,444
47,610	Newcrest Mining Ltd	718,081
10,600	Nippon Paint Holdings Co Ltd(a)	390,431
47,174	Nippon Steel & Sumitomo Metal Corp	1,035,702
7,500	Nissan Chemical Industries Ltd	311,561
10,200	Nitto Denko Corp	770,907
83,466	Norsk Hydro ASA	495,094
14,035	Novozymes A/S Class B	730,666
57,000	Oji Holdings Corp	367,380
Shares		Fair Value
Basic Materials — (continued)
5,842	Randgold Resources Ltd	$ 485,164
26,327	Rio Tinto Ltd	1,491,483
76,624	Rio Tinto PLC	3,887,665
24,600	Shin-Etsu Chemical Co Ltd	2,566,006
4,736	Solvay SA	658,208
323,844	South32 Ltd	813,876
34,540	Stora Enso OYJ Class R(a)	635,066
98,000	Sumitomo Chemical Co Ltd	568,567
15,600	Sumitomo Metal Mining Co Ltd	645,241
7,654	Symrise AG	616,297
8,000	Taiyo Nippon Sanso Corp	121,216
12,200	Teijin Ltd	231,829
27,046	ThyssenKrupp AG	706,229
91,100	Toray Industries Inc	866,584
19,000	Tosoh Corp	374,690
13,227	Umicore NV(b)	700,704
33,126	UPM-Kymmene OYJ(a)	1,228,109
7,239	Voestalpine AG	379,738
10,932	Yara International ASA	467,126
		66,297,190
Communications — 5.62%
35,796	Altice SA Class A(a)(b)	295,834
63,776	Auto Trader Group PLC(c)	313,396
2,905	Axel Springer SE	243,013
9,448	Belgacom SA	293,759
142,716	Bezeq The Israeli Telecommunication Corp Ltd	182,920
528,357	BT Group PLC	1,686,041
13,400	Dentsu Inc	592,185
210,486	Deutsche Telekom AG	3,443,703
3,397	Drillisch AG(b)	229,203
9,048	Elisa OYJ	409,236
10,800	Eutelsat Communications SA	214,061
13,800	Hakuhodo DY Holdings Inc	190,497
1,200	Hikari Tsushin Inc	193,567
253,900	HKT Trust & HKT Ltd	320,113
1,689	Iliad SA	349,665
231,989	ITV PLC	469,444
4,510	JCDecaux SA	156,837
8,500	Kakaku.com Inc	150,428
114,400	KDDI Corp	2,946,307
212,023	Koninklijke KPN NV	637,552
2,800	LINE Corp(b)	110,195
12,900	M3 Inc	592,728
4,404	Millicom International Cellular SA	301,386
3,975	NICE-Systems Ltd(b)	371,409
44,100	Nippon Telegraph & Telephone Corp	2,057,401
370,755	Nokia OYJ	2,047,355
86,600	NTT DOCOMO Inc	2,207,732
126,741	Orange SA	2,154,327
262,000	PCCW Ltd	152,056
51,082	Pearson PLC	538,408
14,394	ProSiebenSat.1 Media AG	498,558
12,865	Publicis Groupe SA	895,814
57,800	Rakuten Inc	477,638

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Communications — (continued)
2,402	RTL Group SA	$ 199,424
13,640	SBI Holdings Inc	320,486
5,688	Schibsted ASA Class B	145,584
20,580	Seek Ltd	296,833
23,649	SES SA	320,113
102,200	Singapore Press Holdings Ltd(a)	197,187
506,700	Singapore Telecommunications Ltd	1,308,654
64,013	Sky PLC	1,165,358
52,100	SoftBank Group Corp	3,886,205
108,601	Spark New Zealand Ltd	263,514
41,800	StarHub Ltd	73,579
11,600	Start Today Co Ltd	301,919
1,608	Swisscom AG(a)	797,735
54,222	TDC A/S(b)	449,315
22,195	Tele2 AB Class B	267,280
398,651	Telecom Italia RNC	331,906
707,672	Telecom Italia SpA(b)	671,931
190,684	Telefonaktiebolaget LM Ericsson Class B(a)	1,214,268
48,715	Telefonica Deutschland Holding AG	228,907
295,103	Telefonica SA	2,923,546
3,041	Telenet Group Holding NV(b)	203,275
46,593	Telenor ASA	1,059,578
177,744	TeliaSonera AB	837,483
263,588	Telstra Corp Ltd	638,061
22,307	TPG Telecom Ltd(a)	94,777
7,400	Trend Micro Inc	436,391
7,634	United Internet AG	481,024
66,099	Vivendi SA	1,714,267
1,684,495	Vodafone Group PLC	4,608,345
18,737	Wolters Kluwer NV	996,526
78,880	WPP PLC	1,252,976
90,400	Yahoo Japan Corp(a)	423,153
		53,832,368
Consumer, Cyclical — 13.17%
2,100	ABC-Mart Inc	138,293
11,718	Accor SA	633,064
11,918	Adidas AG	2,899,622
37,900	Aeon Co Ltd(a)	674,049
11,000	Aisin Seiki Co Ltd	600,303
7,500	ANA Holdings Inc	290,626
33,686	Aristocrat Leisure Ltd	628,935
10,500	Asics Corp	195,573
12,600	Bandai Namco Holdings Inc	407,783
64,088	Barratt Developments PLC	476,718
21,035	Bayerische Motoren Werke AG	2,287,974
8,436	Berkeley Group Holdings PLC	448,334
41,500	Bridgestone Corp	1,825,745
20,566	Bunzl PLC	604,481
27,447	Burberry Group PLC	654,046
11,629	Carnival PLC	748,317
32,967	Cie Financiere Richemont SA	2,962,476
10,961	Cie Generale des Etablissements Michelin	1,622,698
Shares		Fair Value
Consumer, Cyclical — (continued)
26,800	City Developments Ltd	$ 267,041
100,516	Compass Group PLC	2,051,722
7,012	Continental AG	1,936,797
23,402	Crown Resorts Ltd	229,832
60,904	Daimler AG	5,189,028
36,500	Daiwa House Industry Co Ltd	1,406,102
30,500	Denso Corp	1,677,637
14,594	Deutsche Lufthansa AG	466,535
3,969	Domino's Pizza Enterprises Ltd	127,890
7,400	Don Quijote Holdings Co Ltd	424,096
2,265	Dufry AG(b)	297,507
10,759	Easy Jet PLC	242,452
14,931	Electrolux AB Class B	471,514
5,400	FamilyMart Co Ltd	449,912
3,300	Fast Retailing Co Ltd	1,325,719
4,863	Faurecia (b)	393,495
7,621	Ferrari NV	916,134
66,787	Fiat Chrysler Automobiles NV(b)	1,362,209
3,924	Flight Centre Travel Group Ltd(a)	172,741
38,200	Fuji Heavy Industries Ltd	1,264,526
152,000	Galaxy Entertainment Group Ltd	1,395,161
375,300	Genting Singapore PLC	311,283
106,590	GKN PLC	690,750
35,000	GVC Holdings PLC(a)(b)	452,005
30,758	Harvey Norman Holdings Ltd(a)	87,941
58,926	Hennes & Mauritz AB Class B(a)	880,303
1,966	Hermes International	1,165,351
16,700	Hino Motors Ltd	217,174
108,700	Honda Motor Co Ltd	3,762,824
3,300	Hoshizaki Electric Co Ltd	294,199
4,168	Hugo Boss AG	363,104
10,056	Iida Group Holdings Co Ltd	187,973
69,383	Inditex SA	2,181,310
11,398	InterContinental Hotels Group PLC	682,722
41,229	International Consolidated Airlines Group SA	356,955
22,900	Isetan Mitsukoshi Holdings Ltd(a)	253,403
35,000	Isuzu Motors Ltd	536,252
95,600	ITOCHU Corp(a)	1,866,798
15,100	J Front Retailing Co Ltd	255,030
7,200	Japan Airlines Co Ltd	293,156
6,055	Jardine Cycle & Carriage Ltd	159,951
14,900	JTEKT Corp	219,548
4,821	Kering	2,312,237
138,784	Kingfisher PLC	569,138
262,000	Kingston Financial Group Ltd(b)	117,856
7,000	Koito Manufacturing Co Ltd	488,840
7,247	Lagardere SCA	207,005
2,800	Lawson Inc(a)	191,414
382,000	Li & Fung Ltd	188,317
10,535	Luxottica Group SpA	654,484

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
17,610	LVMH Moet Hennessy Louis Vuitton SE	$ 5,426,936
99,519	Marks & Spencer Group PLC	377,878
105,600	Marubeni Corp	771,148
12,300	Marui Group Co Ltd(a)	248,034
37,000	Mazda Motor Corp	494,831
4,500	McDonald's Holdings Co Japan Ltd	212,966
15,887	Melco Crown Entertainment Ltd ADR	460,405
45,603	Merlin Entertainments PLC(c)	221,683
54,000	MGM China Holdings Ltd	140,448
48,000	Minth Group Ltd(b)	220,229
95,600	Mitsubishi Corp	2,573,462
43,700	Mitsubishi Motors Corp	312,521
108,700	Mitsui & Co Ltd	1,870,495
9,480	Next PLC	633,594
17,000	NGK Insulators Ltd	294,473
10,100	NGK Spark Plug Co Ltd	243,370
7,200	Nintendo Co Ltd	3,198,768
148,900	Nissan Motor Co Ltd	1,536,967
5,000	Nitori Holdings Co Ltd	876,830
6,700	NOK Corp	130,835
7,116	Nokian Renkaat OYJ	323,169
14,000	Oriental Land Co Ltd	1,432,440
5,120	Paddy Power Betfair PLC	525,728
140,300	Panasonic Corp	2,014,777
6,895	Pandora A/S(a)	746,012
19,491	Persimmon PLC	691,504
37,142	Peugeot SA	894,357
9,504	Porsche Automobil Holding SE	792,239
12,139	Renault SA	1,473,043
20,055	Rexel SA	339,727
9,614	Ryanair Holdings PLC(b)	189,435
1,500	Ryohin Keikaku Co Ltd	501,136
153,600	Sands China Ltd	834,714
3,000	Sankyo Co Ltd	104,947
10,739	Schaeffler AG	165,853
1,478	SEB SA	282,697
9,600	Sega Sammy Holdings Inc	155,542
24,900	Sekisui Chemical Co Ltd	436,670
37,400	Sekisui House Ltd	684,338
88,000	Shangri-La Asia Ltd	178,680
9,600	Sharp Corp(a)(b)	287,512
1,500	Shimamura Co Ltd	187,033
4,600	Shimano Inc	663,809
33,500	Singapore Airlines Ltd	278,373
132,000	SJM Holdings Ltd	115,644
5,617	Sodexo SA	565,341
79,900	Sony Corp	3,931,105
9,300	Stanley Electric Co Ltd	349,184
73,700	Sumitomo Corp	1,234,662
46,800	Sumitomo Electric Industries Ltd	715,268
10,800	Sumitomo Rubber Industries Ltd	199,123
4,800	Sundrug Co Ltd	224,669
21,300	Suzuki Motor Corp	1,156,449
5,659	Swatch Group AG	1,160,395
Shares		Fair Value
Consumer, Cyclical — (continued)
120,263	Tabcorp Holdings Ltd	$ 407,824
18,000	Takashimaya Co Ltd	173,029
207,694	Taylor Wimpey PLC	537,926
7,100	Toho Co Ltd	236,323
3,800	Toyoda Gosei Co Ltd	88,006
10,100	Toyota Industries Corp	610,589
164,855	Toyota Motor Corp	10,704,307
13,600	Toyota Tsusho Corp	459,605
15,083	Travis Perkins PLC	261,404
2,400	Tsuruha Holdings Inc	345,415
27,262	TUI AG	584,403
13,600	USS Co Ltd	278,357
14,874	Valeo SA	983,918
2,027	Volkswagen AG	405,706
99,472	Volvo AB Class B(a)	1,820,773
11,823	Whitbread PLC	613,530
15,719	Wolseley PLC	1,181,779
96,800	Wynn Macau Ltd	354,795
39,700	Yamada Denki Co Ltd(a)	241,246
10,800	Yamaha Corp(a)	474,387
17,800	Yamaha Motor Co Ltd	529,585
6,700	Yokohama Rubber Co Ltd	155,281
45,500	Yue Yuen Industrial Holdings Ltd	182,294
7,176	Zalando SE(b)(c)	391,585
		126,217,925
Consumer, Non-Cyclical — 22.07%
43,027	Abertis Infraestructuras SA	964,577
10,091	Adecco SA	718,782
8,799	AerCap Holdings NV(b)	446,285
33,700	Ajinomoto Co Inc	612,000
12,200	Alfresa Holdings Corp	275,486
48,119	Anheuser-Busch InBev SA/NV	5,290,534
24,400	Asahi Group Holdings Ltd	1,312,198
30,984	Ashtead Group PLC	844,613
22,110	Associated British Foods PLC	772,687
131,900	Astellas Pharma Inc	2,017,541
79,947	AstraZeneca PLC	5,495,082
28,188	Atlantia SpA	873,445
16,724	Babcock International Group PLC	156,935
147	Barry Callebaut AG	287,497
52,223	Bayer AG	5,887,301
6,256	Beiersdorf AG	708,978
4,100	Benesse Holdings Inc	149,155
2,654	bioMérieux (b)	218,583
98,649	Brambles Ltd	761,359
144,845	British American Tobacco PLC	8,372,003
16,459	Bureau Veritas SA	427,837
5,500	Calbee Inc(a)	186,889
43,096	Capita PLC(a)	87,068
6,639	Carlsberg A/S Class B	792,661
36,060	Carrefour SA	747,881
3,820	Casino Guichard Perrachon SA	187,099
6,137	CHR Hansen Holding A/S	531,140
14,100	Chugai Pharmaceutical Co Ltd	715,833

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
37,230	Coca-Cola Amatil Ltd	$ 249,304
8,000	Coca-Cola Bottlers Japan Inc	330,380
14,000	Coca-Cola European Partners PLC	582,594
11,743	Coca-Cola HBC AG	434,403
3,511	Cochlear Ltd	493,111
7,373	Coloplast A/S Class B	625,355
3,646	Colruyt SA	201,805
88,058	ConvaTec Group PLC(c)	245,676
28,562	CSL Ltd	3,441,107
6,500	Cyberdyne Inc(b)	93,218
17,000	Dai Nippon Printing Co Ltd	353,276
35,200	Daiichi Sankyo Co Ltd	1,180,814
38,121	Danone SA	3,090,941
37,205	Davide Campari-Milano SpA(b)	281,673
157,837	Diageo PLC	5,336,883
13,879	Edenred	482,748
16,600	Eisai Co Ltd	1,068,818
13,237	Essilor International SA	1,785,682
37,602	Essity Aktiebolag Class B(b)	1,042,071
718	Eurofins Scientific SE	378,367
57,775	Experian PLC	1,249,072
163,500	First Pacific Co Ltd	88,858
36,551	Fisher & Paykel Industries	350,139
13,865	Fresenius Medical Care AG & Co KGaA	1,416,072
26,446	Fresenius SE	2,022,190
2,509	Frutarom Industries Ltd	230,696
96,870	G4S PLC	337,011
3,698	Genmab A/S(b)	796,715
15,026	Getinge AB Class B(a)	171,110
310,624	GlaxoSmithKline PLC	6,031,762
518,400	Golden Agri-Resources Ltd	138,973
18,307	Grifols SA	519,020
29,015	Groupe Eurotunnel SE	414,138
4,439	H Lundbeck A/S	249,323
117,051	Healthscope Ltd	175,379
7,150	Heineken Holding NV	737,233
16,562	Heineken NV	1,781,312
6,450	Henkel AG & Co KGaA	812,596
3,800	Hisamitsu Pharmaceutical Co Inc	293,752
278,400	Hutchison Port Holdings Trust	82,477
5,505	ICA Gruppen AB(a)	195,171
60,900	Imperial Tobacco Group PLC	2,073,183
10,017	Intertek Group PLC	655,552
2,414	Ipsen SA	375,222
10,848	ISS A/S	402,889
105,863	J Sainsbury PLC	354,966
70,000	Japan Tobacco Inc	1,999,691
15,529	Jeronimo Martins SGPS SA	282,451
31,400	Kao Corp	2,357,308
9,837	Kerry Group PLC Class A	997,365
9,100	Kikkoman Corp	368,936
55,800	Kirin Holdings Co Ltd	1,485,513
81,696	Koninklijke Ahold NV	1,935,864
1,900	Kose Corp	399,424
16,100	Kyowa Hakko Kirin Co Ltd	349,653
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
71	Lindt & Sprungli AG	$ 906,617
13,700	Lion Corp	281,148
4,622	Lonza Group AG	1,090,048
15,911	L'Oreal SA	3,593,640
26,949	Marine Harvest ASA	544,733
23,927	Mediclinic International PLC	201,875
11,100	Medipal Holdings Corp	231,668
7,500	MEIJI Holdings Co Ltd	576,127
8,021	Merck KGaA	769,599
11,828	Metro AG(a)	209,241
14,100	Mitsubishi Tanabe Pharma Corp	284,867
196,538	Nestle SA	15,534,664
6,000	NH Foods Ltd	246,364
13,425	Nisshin Seifun Group Inc	266,767
3,800	Nissin Foods Holdings Co Ltd	263,646
140,469	Novartis AG	11,361,256
117,742	Novo Nordisk A/S Class B	5,791,241
18,100	Olympus Corp	692,127
25,600	Ono Pharmaceutical Co Ltd	814,510
6,982	Orion Oyj Class B	213,737
51,478	Orkla ASA	554,778
24,600	Otsuka Holdings Co Ltd	1,233,928
6,600	Park24 Co Ltd	180,097
13,487	Pernod Ricard SA	2,244,487
11,400	Persol Holdings Co Ltd(b)	331,247
6,000	Pola Orbis Holdings Inc	250,123
13,423	Qiagen NV(b)	436,855
9,057	Ramsay Health Care Ltd	436,348
7,585	Randstad Holding NV(a)	499,549
42,211	Reckitt Benckiser Group PLC	3,562,339
6,710	Recordati SpA	247,568
70,500	Recruit Holdings Co Ltd	1,766,985
66,222	RELX Group PLC	1,359,854
59,952	RELX NV	1,242,740
1,505	Remy Cointreau SA	214,679
44,368	Roche Holding AG	10,177,892
24,649	Ryman Healthcare Ltd	189,681
71,792	Sanofi	5,760,602
22,700	Santen Pharmaceutical Co Ltd	380,134
13,000	Secom Co Ltd	968,308
19,434	Securitas AB Class B	330,894
47,800	Seven & i Holdings Co Ltd	2,047,386
337	SGS SA	828,996
16,000	Shimadzu Corp	441,361
18,400	Shionogi & Co Ltd	958,153
57,480	Shire PLC	2,860,362
23,600	Shiseido Co Ltd	1,515,522
9,000	Siemens Healthineers AG(b)(c)	369,874
54,312	Smith & Nephew PLC	1,015,630
1,841	Societe BIC SA	183,146
4,600	Sohgo Security Services Co Ltd	226,060
25,551	Sonic Healthcare Ltd	452,104
3,248	Sonova Holding AG	516,376
686	Straumann Holding AG(b)	432,827
10,700	Sumitomo Dainippon Pharma Co Ltd(a)	178,749

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,100	Suntory Beverage & Food Ltd	$ 442,993
4,460	Suzuken Co Ltd	187,670
11,481	Swedish Match AB	520,293
9,700	Sysmex Corp	881,361
2,200	Taisho Pharmaceutical Holdings Co Ltd	217,508
45,400	Takeda Pharmaceutical Co Ltd	2,213,761
20,200	Terumo Corp(a)	1,050,639
614,405	Tesco PLC	1,777,348
56,707	Teva Pharmaceutical Industries Ltd	969,123
33,000	Toppan Printing Co Ltd	271,259
5,500	Toyo Suisan Kaisha Ltd	217,341
143,021	Transurban Group	1,261,246
46,950	Treasury Wine Estates Ltd	613,413
7,847	UCB SA	639,047
25,000	Unicharm Corp	721,089
102,874	Unilever NV	5,806,774
78,551	Unilever PLC	4,356,078
3,143	Vifor Pharma AG(b)	484,658
70,370	Wesfarmers Ltd	2,254,994
535,500	WH Group Ltd(c)	573,781
7,875	William Demant Holding A/S(b)	293,346
98,900	Wilmar International Ltd	241,123
7,285	Wirecard AG(b)	863,577
138,227	WM Morrison Supermarkets PLC	414,537
82,734	Woolworths Ltd	1,679,254
5,600	Yakult Honsha Co Ltd	419,771
8,000	Yamazaki Baking Co Ltd	167,603
		211,479,787
Diversified — 0.58%
54,627	Bollore SA	291,402
171,424	CK Hutchison Holdings Ltd	2,059,706
10,895	Industrivarden AB Class C	254,094
13,779	Jardine Matheson Holdings Ltd	849,149
13,700	Jardine Strategic Holdings Ltd	528,546
92,000	Keppel Corp Ltd	550,088
105,527	NWS Holdings Ltd	192,213
30,500	Swire Pacific Ltd Class A	308,861
1,821	Wendel SA	283,953
75,300	Wharf Holdings Ltd	260,710
		5,578,722
Energy — 5.19%
77,166	APA Group	469,862
1,249,427	BP PLC	8,426,615
16,543	Caltex Australia Ltd	401,847
5,727	DCC PLC	527,266
160,913	Eni SpA	2,834,528
32,312	Galp Energia SGPS SA	609,363
15,299	Gamesa Corp Tecnologica SA(a)	245,900
8,700	Idemitsu Kosan Co Ltd	332,869
59,000	Inpex Corp	732,151
193,550	JX Holdings Inc	1,179,993
Shares		Fair Value
Energy — (continued)
4,454	Koninklijke Vopak NV(a)	$ 218,692
11,956	Lundin Petroleum AB(b)	302,043
7,957	Neste OYJ	553,848
85,106	Oil Search Ltd	472,739
9,494	OMV AG	553,757
80,497	Repsol SA(b)	1,430,887
286,988	Royal Dutch Shell PLC Class A	9,077,823
236,534	Royal Dutch Shell PLC Class B	7,609,606
122,116	Santos Ltd(b)	481,627
10,500	Showa Shell Sekiyu KK	142,936
73,611	Statoil ASA	1,742,223
153,446	Total SA(a)	8,795,486
13,375	Vestas Wind Systems A/S	957,007
43,000	Wood Group PLC(b)	326,619
59,113	Woodside Petroleum Ltd	1,340,523
		49,766,210
Financial — 23.60%
60,532	3i Group PLC	730,441
26,253	ABN AMRO Group NV(c)	791,617
25,100	Acom Co Ltd(a)(b)	112,714
13,311	Admiral Group PLC	344,426
112,351	Aegon NV	758,012
7,200	AEON Financial Service Co Ltd	166,948
6,710	Aeon Mall Co Ltd	141,126
11,890	Ageas	613,579
762,600	AIA Group Ltd	6,519,222
52,163	AIB Group PLC(b)	313,988
28,172	Allianz SE	6,368,490
181,131	AMP Ltd	699,017
3,873	Amundi SA(b)(c)	311,030
7,300	Aozora Bank Ltd	292,995
167,875	Ascendas REIT	338,146
80,301	Assicurazioni Generali SpA	1,543,566
12,015	ASX Ltd	520,700
185,503	Australia & New Zealand Banking Group Ltd	3,860,936
250,535	Aviva PLC	1,748,149
122,591	AXA SA	3,258,841
2,311	Azrieli Group	111,092
3,029	Baloise Holding AG	463,388
421,088	Banco Bilbao Vizcaya Argentaria SA	3,334,828
336,729	Banco de Sabadell SA	688,756
106,001	Banco Espirito Santo SA(b)	52
1,019,027	Banco Santander SA	6,559,051
66,188	Bank Hapoalim BM	455,169
89,582	Bank Leumi Le-Israel BM	541,115
79,382	Bank of East Asia Ltd(a)(b)	318,076
56,909	Bank of Ireland(b)	498,688
3,800	Bank of Kyoto Ltd	215,339
25,220	Bank of Queensland Ltd	214,076
77,928	Bankia SA(b)	349,582
42,574	Bankinter SA	438,314
1,086,494	Barclays PLC	3,174,075
28,426	Bendigo & Adelaide Bank Ltd	216,432
70,957	BNP Paribas SA	5,262,227

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
229,500	BOC Hong Kong Holdings Ltd	$ 1,125,876
60,353	British Land Co PLC REIT	543,872
227,144	CaixaBank SA	1,082,947
170,469	CapitaLand Commercial Trust REIT	238,961
156,100	CapitaLand Ltd	427,479
151,900	CapitaLand Mall Trust REIT	241,798
35,861	Challenger Ltd	321,165
44,000	Chiba Bank Ltd	359,741
164,924	CK Asset Holdings Ltd(b)	1,391,806
11,538	CNP Assurances	291,268
67,479	Commerzbank AG(b)	876,035
110,688	Commonwealth Bank of Australia	6,189,868
79,100	Concordia Financial Group Ltd	446,636
70,656	Credit Agricole SA	1,152,048
10,200	Credit Saison Co Ltd	170,723
153,489	Credit Suisse Group AG(b)	2,577,852
66,900	Dai-ichi Life Insurance Co Ltd	1,235,073
4,400	Daito Trust Construction Co Ltd	749,174
99	Daiwa House REIT Investment Corp	239,372
100,000	Daiwa Securities Group Inc	643,589
47,758	Danske Bank A/S	1,789,411
113,682	DBS Group Holdings Ltd	2,401,231
131,435	Deutsche Bank AG	1,833,581
12,353	Deutsche Boerse AG	1,688,698
22,563	Deutsche Wohnen AG	1,052,790
65,556	Dexus Property Group REIT	472,051
85,338	Direct Line Insurance Group PLC	456,822
60,654	DNB ASA	1,194,716
18,673	Erste Group Bank AG	938,755
2,842	Eurazeo SA	261,682
6,553	EXOR NV	466,470
2,192	Fonciere Des Regions REIT	241,818
46,000	Fukuoka Financial Group Inc	251,996
3,096	Gecina SA	537,254
12,726	Gjensidige Forsikring ASA(a)	234,060
115,026	Goodman Group REIT	747,912
120,780	GPT Group REIT	442,660
5,007	Groupe Bruxelles Lambert SA	572,668
25,000	Hachijuni Bank Ltd	135,868
51,778	Hammerson PLC REIT	390,169
58,000	Hang Lung Group Ltd	190,210
120,000	Hang Lung Properties Ltd	281,643
47,500	Hang Seng Bank Ltd	1,103,643
3,677	Hannover Rueck SE	501,661
16,191	Hargreaves Lansdown PLC	371,527
74,406	Henderson Land Development Co Ltd	487,886
74,376	Hong Kong Exchanges & Clearing Ltd(b)	2,449,709
76,100	Hongkong Land Holdings Ltd	525,776
1,262,700	HSBC Holdings PLC	11,855,845
18,300	Hulic Co Ltd	199,428
40,000	Hysan Development Co Ltd	212,274
2,236	ICADE REIT	217,081
Shares		Fair Value
Financial — (continued)
245,385	ING Groep NV	$ 4,140,927
148,177	Insurance Australia Group Ltd	857,933
59,822	Intesa Sanpaolo RNC	226,596
851,338	Intesa Sanpaolo SpA	3,099,729
42,339	Investec PLC	327,089
28,979	Investor AB Class B	1,287,350
32,400	Japan Exchange Group Inc	606,662
25,900	Japan Post Bank Co Ltd	351,487
97,800	Japan Post Holdings Co Ltd	1,188,507
57	Japan Prime Realty Investment Corp REIT	207,082
77	Japan Real Estate Investment Corp REIT	400,261
171	Japan Retail Fund Investment Corp REIT	331,593
14,004	Julius Baer Group Ltd	861,827
16,112	KBC Groep NV	1,403,017
45,500	Kerry Properties Ltd	205,750
15,104	Kinnevik AB Class B	545,681
14,457	Klepierre REIT(a)	582,722
20,000	Kyushu Financial Group Inc	99,888
46,010	Land Securities Group PLC REIT	605,285
2,488	LE Lundbergforetagen AB Class B	178,858
369,720	Legal & General Group PLC	1,339,066
142,000	Link REIT	1,217,185
4,544,866	Lloyds Banking Group PLC	4,133,484
19,400	London Stock Exchange Group PLC	1,123,039
20,700	Macquarie Group Ltd	1,650,557
72,881	Mapfre SA	242,474
64,650	Mebuki Financial Group Inc	251,126
178,708	Medibank Private Ltd	401,115
40,684	Mediobanca SpA	478,298
221,772	Mirvac Group REIT	368,560
77,700	Mitsubishi Estate Co Ltd	1,301,587
753,000	Mitsubishi UFJ Financial Group Inc	5,004,150
27,800	Mitsubishi UFJ Lease & Finance Co Ltd	166,537
55,400	Mitsui Fudosan Co Ltd	1,337,426
8,477	Mizrahi Tefahot Bank Ltd	162,385
1,524,100	Mizuho Financial Group Inc	2,777,487
29,500	MS&AD Insurance Group Holdings Inc	916,374
9,862	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,293,326
169,597	National Australia Bank Ltd	3,744,111
58,415	Natixis SA	479,313
359,690	New World Development Co Ltd(a)(b)	512,650
82	Nippon Building Fund Inc REIT	454,840
110	Nippon Prologis REIT Inc	238,914
18,902	NN Group NV(b)	839,816
225,400	Nomura Holdings Inc	1,314,379
8,400	Nomura Real Estate Holdings Inc	197,243

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
231	Nomura Real Estate Master Fund Inc REIT	$ 321,487
192,923	Nordea Bank AB	2,064,269
306,113	Old Mutual PLC	1,029,605
85,100	ORIX Corp	1,525,075
200,166	Oversea-Chinese Banking Corp Ltd	1,971,836
2,603	Pargesa Holding SA	230,961
1,077	Partners Group Holding AG	801,422
33,799	Poste Italiane SpA(c)	308,732
163,304	Prudential PLC	4,079,595
85,154	QBE Insurance Group Ltd	635,310
9,542	Raiffeisen Bank International AG(b)	371,658
3,507	REA Group Ltd	215,319
137,000	Resona Holdings Inc	736,368
221,668	Royal Bank of Scotland Group PLC(b)	806,076
63,472	RSA Insurance Group PLC	561,767
28,646	Sampo OYJ Class A	1,595,948
330,446	Scentre Group REIT	975,112
8,153	Schroders PLC	365,696
11,012	SCOR SE	449,568
62,780	Segro PLC REIT	529,650
36,500	Seven Bank Ltd	117,094
10,200	Shinsei Bank Ltd	158,234
32,000	Shizuoka Bank Ltd	307,729
49,900	Singapore Exchange Ltd	281,707
208,826	Sino Land Co Ltd	338,476
95,951	Skandinaviska Enskilda Banken AB(a)	1,008,091
48,523	Societe Generale SA Class A	2,635,306
21,950	Sompo Japan Nipponkoa Holdings Inc	884,432
11,100	Sony Financial Holdings Inc	202,688
33,704	St James's Place PLC	513,609
208,950	Standard Chartered PLC(b)	2,093,874
166,300	Standard Life PLC	839,194
162,089	Stockland	502,946
84,900	Sumitomo Mitsui Financial Group Inc	3,601,822
20,586	Sumitomo Mitsui Trust Holdings Inc	841,538
22,000	Sumitomo Realty & Development Co Ltd	822,066
93,000	Sun Hung Kai Properties Ltd	1,476,186
80,230	Suncorp Group Ltd	827,448
158,100	Suntec REIT	229,224
11,100	Suruga Bank Ltd(a)	155,779
94,780	Svenska Handelsbanken AB Class A	1,186,346
58,213	Swedbank AB Class A	1,308,066
67,600	Swire Properties Ltd	237,761
2,041	Swiss Life Holding AG	727,346
4,436	Swiss Prime Site AG	429,294
19,862	Swiss Re AG	2,027,249
32,500	T&D Holdings Inc	516,951
42,100	Tokio Marine Holdings Inc	1,908,934
13,000	Tokyo Tatemono Co Ltd	196,782
Shares		Fair Value
Financial — (continued)
31,400	Tokyu Fudosan Holdings Corp	$ 225,923
6,902	Tryg A/S	160,811
231,129	UBS Group AG	4,072,245
6,411	Unibail-Rodamco SE REIT(a)	1,464,425
127,470	UniCredit SpA(b)	2,664,271
68,421	UnipolSai SpA(a)	162,688
85,306	United Overseas Bank Ltd	1,795,028
186	United Urban Investment Corp REIT	291,368
31,206	UOL Group Ltd(b)	204,608
214,476	Vicinity Centres REIT	398,646
30,378	Vonovia SE	1,506,441
124,289	Westfield Corp REIT	815,228
214,360	Westpac Banking Corp	4,747,949
75,300	Wharf Real Estate Investment Co Ltd(b)	492,190
53,000	Wheelock & Co Ltd	388,757
13,000	Yamaguchi Financial Group Inc(a)	160,874
9,557	Zurich Insurance Group AG	3,152,494
		226,196,039
Industrial — 12.75%
116,384	ABB Ltd	2,767,402
15,737	ACS Actividades de Construccion y Servicios SA(b)	613,990
4,189	Aena SA(c)	844,685
1,843	Aeroports de Paris	401,520
36,686	Airbus Group SE	4,246,693
18,223	Alfa Laval AB	431,850
12,400	Alps Electric Co Ltd	306,952
9,565	Alstom SA	431,405
21,900	Amada Holdings Co Ltd	266,205
71,879	Amcor Ltd	787,099
4,766	Andritz AG	266,505
229	AP Moeller - Maersk A/S Class A	337,371
409	AP Moeller - Maersk A/S Class B	638,277
13,000	Asahi Glass Co Ltd	544,794
64,471	Assa Abloy AB Class B	1,397,437
42,881	Atlas Copco AB Class A	1,862,399
24,473	Atlas Copco AB Class B	955,564
59,546	Auckland International Airport Ltd	264,230
130,723	Aurizon Holdings Ltd	428,862
203,988	BAE Systems PLC	1,668,389
75,571	Boral Ltd	435,917
5,998	Boskalis Westminster NV	175,803
13,309	Bouygues SA	667,290
14,600	Brother Industries Ltd	338,537
11,800	Casio Computer Co Ltd(a)	175,771
9,200	Central Japan Railway Co	1,755,753
31,297	Cie de Saint-Gobain	1,652,641
6,584	CIMIC Group Ltd	226,605
41,000	CK Infrastructure Holdings Ltd	336,048
63,497	CNH Industrial NV	784,635

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
142,352	Cobham PLC(b)	$ 245,202
134,300	ComfortDelGro Corp Ltd	210,825
52,975	CRH PLC	1,794,367
6,300	Daifuku Co Ltd(b)	373,511
15,900	Daikin Industries Ltd	1,766,381
150	Dassault Aviation SA	286,562
61,359	Deutsche Post AG	2,687,485
1,800	Disco Corp	384,738
11,927	DSV A/S	941,617
20,700	East Japan Railway Co	1,935,323
4,738	Eiffage SA	539,617
1,539	Elbit Systems Ltd	185,311
12,200	FANUC Corp	3,139,709
30,940	Ferrovial SA(b)	646,886
26,809	Finmeccanica SpA	310,050
46,330	Fletcher Building Ltd	203,141
2,888	Fraport AG Frankfurt Airport Services Worldwide	285,023
39,000	Fuji Electric Co Ltd	268,698
26,000	FUJIFILM Holdings Corp	1,038,276
11,350	GEA Group AG	482,679
2,299	Geberit AG	1,016,669
8,900	Hamamatsu Photonics KK	342,389
15,600	Hankyu Hanshin Holdings Inc	584,283
9,236	HeidelbergCement AG	907,364
16,397	Hexagon AB Class B	978,720
2,079	Hirose Electric Co Ltd	287,210
6,700	Hitachi Construction Machinery Co Ltd(a)	260,073
4,600	Hitachi High-Technologies Corp	218,677
307,000	Hitachi Ltd	2,236,068
1,197	HOCHTIEF AG	223,754
29,143	Holcim Ltd	1,596,881
24,200	Hoya Corp	1,222,406
24,189	Husqvarna AB Class B	233,844
9,500	IHI Corp	296,390
2,215	Imerys SA	215,262
16,880	IMI PLC	255,817
28,568	James Hardie Industries PLC	507,013
3,100	Japan Airport Terminal Co Ltd	120,361
14,000	JGC Corp(a)	304,816
56,000	Kajima Corp	526,477
7,500	Kamigumi Co Ltd	168,126
9,700	Kawasaki Heavy Industries Ltd	313,015
6,600	Keihan Electric Railway Co Ltd	204,764
15,000	Keikyu Corp(a)	263,652
7,400	Keio Corp(a)	318,943
8,600	Keisei Electric Railway Co Ltd	264,719
6,180	Keyence Corp	3,860,387
11,800	Kintetsu Group Holdings Co Ltd(a)	463,640
4,493	Kion Group AG(b)	419,470
57,700	Komatsu Ltd	1,932,890
21,359	Kone OYJ Class B	1,065,984
59,700	Koninklijke Philips NV(b)	2,286,036
65,500	Kubota Corp	1,154,609
3,526	Kuehne + Nagel International AG	555,363
Shares		Fair Value
Industrial — (continued)
5,500	Kurita Water Industries Ltd	$ 177,556
19,900	Kyocera Corp	1,128,292
10,300	Kyushu Railway Co	321,327
16,511	Legrand SA	1,295,466
33,758	Lend Lease Group	452,594
16,500	LIXIL Group Corp	366,014
3,300	Mabuchi Motor Co Ltd	164,168
13,900	Makita Corp	688,525
2,080	MAN SE Class A	242,548
4,000	Maruichi Steel Tube Ltd(a)	121,899
48,148	Meggitt PLC	292,023
7,697	Metso OYJ(a)	242,844
24,800	Minebea Co Ltd	533,243
18,000	MISUMI Group Inc	498,522
123,000	Mitsubishi Electric Corp	1,996,358
19,900	Mitsubishi Heavy Industries Ltd	767,324
7,100	Mitsui OSK Lines Ltd	201,624
94,584	MTR Corp Ltd	510,579
3,331	MTU Aero Engines AG(b)	561,400
12,300	Murata Manufacturing Co Ltd	1,697,796
7,000	Nabtesco Corp	272,639
11,800	Nagoya Railroad Co Ltd(a)	301,102
15,100	Nidec Corp	2,324,022
21,700	Nikon Corp	392,246
5,200	Nippon Electric Glass Co Ltd	150,739
5,300	Nippon Express Co Ltd	350,669
9,800	Nippon Yusen KK(a)(b)	192,413
23,700	NSK Ltd	318,842
39,600	Obayashi Corp	436,228
18,500	Odakyu Electric Railway Co Ltd	376,873
12,000	Omron Corp	701,479
24,040	Orica Ltd	330,902
6,411	OSRAM Licht AG	471,768
12,458	Prysmian SpA	391,209
2,300	Rinnai Corp	218,739
102,810	Rolls-Royce Holdings PLC(b)	1,256,676
4,967,678	Rolls-Royce Holdings PLC(b)(d)	6,970
55,857	Royal Mail PLC	423,785
21,069	Safran SA	2,236,048
70,067	Sandvik AB	1,283,713
44,200	SATS Ltd	173,692
4,002	Schindler Holding AG	854,876
35,796	Schneider Electric SE	3,152,248
14,100	Seibu Holdings Inc	247,208
35,000	Shimizu Corp Class A	312,226
48,311	Siemens AG	6,164,360
134	Sika AG	1,051,117
95,600	Singapore Technologies Engineering Ltd	262,987
21,783	Skanska AB Class B	446,613
24,232	SKF AB Class B(a)	496,443
3,600	SMC Corp	1,464,477
24,484	Smiths Group PLC	520,635
7,400	Sumitomo Heavy Industries Ltd	282,735
72,922	Sydney Airport	378,084
7,500	Taiheiyo Cement Corp	269,395
12,800	Taisei Corp	656,508

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
85,500	Techtronic Industries Co Ltd	$ 501,807
29,307	Tenaris SA	506,604
6,624	Thales SA	806,959
7,700	THK Co Ltd	320,319
12,200	Tobu Railway Co Ltd	372,764
34,000	Tokyu Corp	535,407
405,000	Toshiba Corp(b)	1,181,276
8,900	TOTO Ltd	466,634
11,100	Toyo Seikan Group Holdings Ltd	165,629
32,035	Vinci SA	3,155,294
27,543	Wartsila OYJ Abp	608,573
13,863	Weir Group PLC	388,504
10,200	West Japan Railway Co	723,147
21,300	Yamato Holdings Co Ltd(a)	535,400
143,900	Yangzijiang Shipbuilding Holdings Ltd	134,026
15,600	Yaskawa Electric Corp	707,547
14,300	Yokogawa Electric Corp	289,935
		122,172,695
Technology — 3.85%
27,942	Amadeus IT Holding SA Class A	2,067,798
20,300	ASM Pacific Technology Ltd	285,993
24,523	ASML Holding NV	4,862,759
5,876	Atos SE	805,067
67,600	Canon Inc	2,452,414
9,973	Cap Gemini SA	1,244,377
8,115	Check Point Software Technologies Ltd(b)	806,144
28,883	Computershare Ltd	387,334
8,184	Dassault Systemes	1,112,971
6,900	DeNA Co Ltd(a)	125,668
122,000	Fujitsu Ltd	741,386
72,338	Infineon Technologies AG	1,945,405
3,716	Ingenico Group	301,617
5,800	Konami Corp	295,376
30,000	Konica Minolta Inc	255,029
27,000	Micro Focus International PLC	376,940
2,600	Mixi Inc	97,278
16,800	NEC Corp	472,231
26,000	Nexon Co Ltd(b)	440,796
8,723	Nomura Research Institute Ltd	412,154
40,400	NTT Data Corp	424,513
21,474	NXP Semiconductors NV(b)	2,512,458
4,100	Obic Co Ltd	345,499
2,600	Oracle Corp Japan	215,784
6,400	Otsuka Corp	326,290
42,100	Renesas Electronics Corp(b)	423,222
43,500	Ricoh Co Ltd(a)	429,729
6,000	Rohm Co Ltd	569,525
67,606	Sage Group PLC	607,278
62,066	SAP SE	6,515,811
18,000	Seiko Epson Corp	311,937
39,559	STMicroelectronics NV	880,337
15,000	SUMCO Corp	391,764
8,100	TDK Corp	721,619
Shares		Fair Value
Technology — (continued)
3,701	Teleperformance (b)	$ 573,940
9,900	Tokyo Electron Ltd	1,831,412
4,040	Ubisoft Entertainment SA(b)	341,914
		36,911,769
Utilities — 3.30%
40,703	AGL Energy Ltd	682,207
114,571	AusNet Services	148,194
349,972	Centrica PLC	697,970
40,700	Chubu Electric Power Co Inc	584,116
19,100	Chugoku Electric Power Co Inc(a)	233,334
102,000	CLP Holdings Ltd	1,039,993
11,947	DONG Energy A/S(c)	777,295
141,451	E.ON SE	1,571,818
147,510	EDP - Energias de Portugal SA	560,481
8,900	Electric Power Development Co Ltd	229,406
36,890	Electricite de France SA	534,114
14,076	Enagas SA	385,468
19,288	Endesa SA	424,919
513,635	Enel SpA	3,143,045
114,738	Engie SA	1,915,953
27,568	Fortum OYJ(a)	592,244
22,159	Gas Natural SDG SA	528,893
179,000	HK Electric Investments & HK Electric Investments Ltd(c)	173,574
521,126	Hong Kong & China Gas Co Ltd	1,073,916
368,532	Iberdrola SA	2,709,966
9,200	Innogy SE(c)	436,074
43,700	Kansai Electric Power Co Inc	571,359
27,400	Kyushu Electric Power Co Inc	330,924
77,682	Meridian Energy Ltd	160,674
49,395	Mighty River Power Ltd	115,498
212,186	National Grid PLC	2,388,165
111,397	Origin Energy Ltd(b)	751,771
23,300	Osaka Gas Co Ltd	463,412
86,000	Power Assets Holdings Ltd	768,271
26,865	Red Electrica Corp SA	554,559
32,160	RWE AG(b)	794,939
69,000	Sembcorp Industries Ltd	165,012
14,661	Severn Trent PLC	379,448
146,199	Snam SpA	672,049
64,183	SSE PLC	1,150,947
22,218	Suez Environnement Co	321,938
87,323	Terna Rete Elettrica Nazionale SpA	510,307
5,200	Toho Gas Co Ltd	162,533
29,200	Tohoku Electric Power Co Inc	397,215
89,800	Tokyo Electric Power Co Inc(b)	351,745
24,200	Tokyo Gas Co Ltd	646,629
12,894	Uniper SE(b)	392,947
42,321	United Utilities Group PLC	424,898

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Utilities — (continued)
29,690	Veolia Environnement SA	$ 705,357
		31,623,577
TOTAL COMMON STOCK — 97.05% (Cost $774,042,033)		$930,076,282
PREFERRED STOCK
Consumer, Cyclical — 0.28%
3,566	Bayerische Motoren Werke AG	334,631
11,782	Volkswagen AG	2,348,319
		2,682,950
Consumer, Non-Cyclical — 0.16%
11,431	Henkel AG & Co KGaA	1,502,642
TOTAL PREFERRED STOCK — 0.44% (Cost $3,552,260)		$ 4,185,592
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.54%
$14,800,000	Federal Home Loan Bank 1.42%, 04/02/2018	14,798,273
Repurchase Agreements — 3.50%
7,956,401	Undivided interest of 19.11% in a repurchase agreement (principal amount/value $41,680,145 with a maturity value of $41,688,527) with BNP Paribas Securities Corp, 1.81%, dated 3/29/18 to be repurchased at $7,956,401 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.13%, 5/15/18 - 9/9/49, with a value of $42,513,748.(e)	7,956,401
1,673,238	Undivided interest of 22.19% in a repurchase agreement (principal amount/value $7,548,167 with a maturity value of $7,549,651) with Scotia Capital (USA) Inc, 1.77%, dated 3/29/18 to be repurchased at $1,673,238 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 4/19/18 - 9/9/49, with a value of $7,699,509.(e)	1,673,238
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 7,956,401	Undivided interest of 5.53% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $7,956,401 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(e)	$ 7,956,401
7,956,401	Undivided interest of 5.56% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $7,956,401 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(e)	7,956,401
7,956,401	Undivided interest of 6.10% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $7,956,401 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(e)	7,956,401
		33,498,842
SHORT TERM INVESTMENTS — 5.04% (Cost $48,297,115)		$ 48,297,115
TOTAL INVESTMENTS — 102.53% (Cost $825,891,408)		$982,558,989
OTHER ASSETS & LIABILITIES, NET — (2.53)%		$ (24,275,819)
TOTAL NET ASSETS — 100.00%		$958,283,170

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
(a)	All or a portion of the security is on loan at March 29, 2018.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 29, 2018, the aggregate cost and fair value of 144A securities was $5,445,678 and $6,766,420, respectively, representing 0.71% of net assets.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Depreciation
MSCI Emerging Markets Index Long	262	26,207,860	June 2018	$(274,620)
At March 29, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	574,650	AUD	750,000	April 03, 2018	$(1,376)
MEL	USD	908,246	CHF	850,000	June 22, 2018	12,517
MEL	USD	314,202	CHF	300,000	April 03, 2018	266
MEL	USD	180,556	DKK	1,090,000	April 04, 2018	571
MEL	USD	357,889	EUR	290,000	April 03, 2018	933
MEL	USD	419,916	GBP	300,000	April 12, 2018	(1,213)
MEL	USD	234,706	JPY	24,900,000	May 31, 2018	(259)
MEL	USD	264,064	JPY	28,000,000	June 07, 2018	(289)
MEL	USD	68,873	JPY	7,300,000	June 14, 2018	(83)
MEL	USD	151,045	JPY	16,000,000	June 21, 2018	(168)
MEL	USD	549,663	JPY	58,200,000	June 28, 2018	(654)
MEL	USD	500,732	JPY	53,000,000	July 02, 2018	(564)
MEL	USD	233,716	JPY	25,000,000	April 03, 2018	(1,306)
MEL	USD	120,299	SEK	1,000,000	April 03, 2018	489
					Net Appreciation	$8,864
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Summary of Investments by Country as of March 29, 2018.
Country	Fair Value	Percentage of Fund Investments
Japan	$229,622,991	23.37%
United Kingdom	141,249,356	14.37
France	98,853,312	10.06
Germany	90,784,588	9.24
Switzerland	79,070,753	8.05
Australia	62,515,303	6.36
United States	51,905,795	5.28
Netherlands	43,731,408	4.45
Hong Kong	33,467,566	3.41
Spain	29,738,357	3.03
Sweden	24,591,189	2.50
Italy	20,322,209	2.07
Denmark	17,010,452	1.73
Singapore	12,551,262	1.28
Belgium	10,576,597	1.08
Finland	9,516,112	0.97
Norway	6,437,891	0.65
Ireland	5,800,136	0.59
Israel	4,203,868	0.43
Luxembourg	3,015,295	0.31
Austria	2,510,413	0.25
New Zealand	1,546,878	0.16
Portugal	1,452,347	0.15
South Africa	1,141,408	0.12
China	354,255	0.03
Chile	330,958	0.03
Mexico	258,290	0.03
Total	$982,558,989	100.00%
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 12,139,319	$ 917,929,993	$ 6,970	$ 930,076,282
Preferred Stock	—	4,185,592	—	4,185,592
Short Term Investments	—	48,297,115	—	48,297,115
Total investments, at fair value:	12,139,319	970,412,700	6,970	982,558,989
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	14,776	—	14,776
Total Assets	$ 12,139,319	$ 970,427,476	$ 6,970	$ 982,573,765
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (5,912)	$ —	$ (5,912)
Futures Contracts(a)	(274,620)	—	—	(274,620)
Total Liabilities	$ (274,620)	$ (5,912)	$ 0	$ (280,532)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
The Fund recognizes transfers between Level 1 and Level 2 as of the end of the reporting period. As of March 29, 2018, the following transfers between levels were recognized between valuation levels.

March 29, 2018

Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Basic Materials	$3,046,126	—
Communications	4,600,000	—
Consumer, Cyclical	4,341,941	—
Consumer, Non-cyclical	7,364,865	$3,097,295
Energy	553,757	—
Financial	6,525,037	—
Industrial	3,095,612	—
Technologies	301,617	—
Utilities	4,179,474	—
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value evaluated price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value evaluated price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 193 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $2,167,969 in forward contracts for the reporting period.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIOINAL VALUE FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.24%
145,052	Brenntag AG	$ 8,635,264
47,058	Croda International PLC	3,022,401
15,290	Givaudan SA	34,881,727
203,746	Symrise AG	16,405,537
		62,944,929
Communications — 1.57%
730,100	KDDI Corp	18,803,312
Consumer, Cyclical — 4.27%
189,217	Bunzl PLC	5,561,512
103,058	Cie Financiere Richemont SA	9,260,984
1,053,396	Compass Group PLC	21,501,804
2,308,883	Esprit Holdings Ltd(a)	787,885
9,980	LVMH Moet Hennessy Louis Vuitton SE	3,075,572
59,039	Ryanair Holdings PLC(a)	7,252,941
154,100	USS Co Ltd	3,154,027
15,100	Yamaha Corp	663,264
		51,257,989
Consumer, Non-Cyclical — 36.51%
86,425	Bayer AG	9,743,024
1,527,309	Brambles Ltd	11,787,552
200,544	British American Tobacco PLC	11,591,391
391,519	Colgate-Palmolive Co	28,064,082
371,374	Danone SA	30,111,882
145,810	Dentsply Sirona Inc	7,335,701
705,041	Diageo PLC	23,839,285
365,141	Experian PLC	7,894,199
203,501	Heineken NV	21,887,376
172,777	Intertek Group PLC	11,307,215
312,900	Ito En Ltd	12,247,697
350,900	Japan Tobacco Inc	10,024,166
391,100	Kao Corp	29,361,244
132,235	Kerry Group PLC Class A	13,407,198
186,900	Kobayashi Pharmaceutical Co Ltd	13,340,924
16,200	Kose Corp	3,405,612
134	Lindt & Sprungli AG	831,365
75,786	L'Oreal SA	17,116,940
640,320	Nestle SA	50,611,871
295,000	Nihon Kohden Corp	8,407,348
51,800	Nissin Foods Holdings Co Ltd	3,593,911
366,165	Reckitt Benckiser Group PLC	30,901,985
402,957	RELX NV	8,352,863
643,128	Rentokil Initial PLC	2,450,056
31,210	Roche Holding AG	7,159,484
270,800	Rohto Pharmaceutical Co Ltd	7,620,663
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
810,900	Santen Pharmaceutical Co Ltd	$ 13,579,313
176,900	Secom Co Ltd	13,176,432
95,300	Sohgo Security Services Co Ltd	4,683,380
217,400	Terumo Corp	11,307,373
331,500	Toyo Suisan Kaisha Ltd	13,099,740
		438,241,272
Energy — 0.78%
63,860	Core Laboratories NV	6,910,929
195,000	Inpex Corp	2,419,820
		9,330,749
Financial — 13.60%
506,000	Chiba Bank Ltd	4,137,025
673,000	Daiwa Securities Group Inc	4,331,355
510,828	Deutsche Wohnen AG	23,835,237
214,294	DNB ASA	4,220,999
22,182	Fairfax Financial Holdings Ltd	11,244,149
497,900	Hachijuni Bank Ltd	2,705,938
390,421	Hiscox Ltd	7,960,254
353,121	IG Group Holdings PLC	3,952,345
411,430	ING Groep NV	6,942,974
242,158	Jardine Lloyd Thompson Group PLC	4,348,760
50,306	Julius Baer Group Ltd	3,095,906
63,037	Jyske Bank A/S	3,747,827
70,476	LEG Immobilien AG	7,924,740
836,080	Mebuki Financial Group Inc	3,247,659
744,300	North Pacific Bank Ltd	2,513,329
181,500	Sumitomo Mitsui Financial Group Inc	7,700,008
1,006,412	Svenska Handelsbanken AB Class A	12,597,098
83,590	Sydbank A/S	3,087,751
264,976	TAG Immobilien AG	5,497,762
763,444	UBS Group AG	13,451,064
538,597	Vonovia SE	26,708,953
		163,251,133
Industrial — 14.38%
289,859	GEA Group AG	12,326,774
7,535	Geberit AG	3,332,145
400	Glory Ltd	14,354
679,301	Halma PLC	11,235,075
87,880	Hirose Electric Co Ltd	12,140,420
731,973	IMI PLC	11,093,083
252,705	Legrand SA	19,827,431
226,700	MISUMI Group Inc	6,278,604
88,420	Nordson Corp	12,055,183
191,700	Omron Corp	11,206,121
382,581	Orica Ltd	5,266,091
22,654	Schindler Holding AG	4,888,001

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIOINAL VALUE FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
259,331	Schneider Electric SE	$ 22,837,069
376	Sika AG	2,949,402
226,410	Spectris PLC	8,565,947
169,850	Spirax-Sarco Engineering PLC	13,689,601
141,996	Wartsila OYJ Abp	3,137,453
269,600	Yamato Holdings Co Ltd	6,776,711
244,500	Yokogawa Electric Corp	4,957,280
		172,576,745
Technology — 17.38%
388,037	Amadeus IT Holding SA Class A	28,715,982
130,866	Analog Devices Inc	11,925,819
101,448	ANSYS Inc(a)	15,895,887
644,658	Cadence Design Systems Inc(a)	23,704,075
60,997	Check Point Software Technologies Ltd(a)	6,059,442
124,663	Dassault Systemes	16,953,367
677,029	Infineon Technologies AG	18,207,517
349,457	Nomura Research Institute Ltd	16,511,532
14,501	NVIDIA Corp	3,358,287
139,900	Obic Co Ltd	11,789,095
2,556	Samsung Electronics Co Ltd	5,972,031
762,627	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	33,372,557
155,222	Texas Instruments Inc	16,126,014
		208,591,605
TOTAL COMMON STOCK — 93.73% (Cost $882,362,446)		$1,124,997,734
Shares		Fair Value
PREFERRED STOCK
Consumer, Non-Cyclical — 2.78%
253,525	Henkel AG & Co KGaA	$ 33,326,672
TOTAL PREFERRED STOCK — 2.78% (Cost $28,003,201)		$ 33,326,672
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.98%
$35,800,000	Federal Home Loan Mortgage Corp 1.52%, 04/02/2018	35,795,525
SHORT TERM INVESTMENTS — 2.98% (Cost $35,795,525)		$ 35,795,525
TOTAL INVESTMENTS — 99.49% (Cost $946,161,172)		$1,194,119,931
OTHER ASSETS & LIABILITIES, NET — 0.51%		$ 6,094,381
TOTAL NET ASSETS — 100.00%		$1,200,214,312

(a)	Non-income producing security.
ADR	American Depositary Receipt
At March 29, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
DB	USD	25,111,878	JPY	2,660,827,000	August 23, 2018	$(152,194)
SSB	USD	22,285,376	JPY	2,359,453,000	August 23, 2018	(117,205)
					Net Depreciation	$(269,399)
Counterparty Abbreviations:
DB	Deutsche Bank
SSB	State Street Bank
Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIOINAL VALUE FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of March 29, 2018.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 263,197,657	22.04%
United Kingdom	179,307,522	15.02
Germany	162,611,480	13.62
United States	154,260,571	12.92
Switzerland	130,461,952	10.93
France	109,922,261	9.21
Netherlands	35,741,279	2.99
Taiwan	33,372,558	2.79
Spain	28,715,982	2.40
Ireland	20,660,139	1.73
Australia	17,053,642	1.43
Sweden	12,597,098	1.05
Canada	11,244,149	0.94
Bermuda	7,960,253	0.67
Denmark	6,835,578	0.57
Israel	6,059,442	0.51
South Korea	5,972,031	0.50
Norway	4,220,999	0.35
Finland	3,137,453	0.26
Hong Kong	787,885	0.07
Total	$1,194,119,931	100.00%
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIOINAL VALUE FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 201,061,025	$ 923,936,709	$ —	$ 1,124,997,734
Preferred Stock	—	33,326,672	—	33,326,672
Short Term Investments	—	35,795,525	—	35,795,525
Total Assets	$ 201,061,025	$ 993,058,906	$ 0	$ 1,194,119,931
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (269,399)	$ —	$ (269,399)
Total Liabilities	$ 0	$ (269,399)	$ 0	$ (269,399)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
The Fund recognizes transfers between Level 1 and Level 2 as of the end of the reporting period. As of March 29, 2018, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Consumer, Non-cyclical	$831,365	—
Financial	11,912,599	—
Industrial	14,230,536	—
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value evaluated price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value evaluated price.

March 29, 2018

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $62,905,266 in forward contracts for the reporting period.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.44%
34,900	Kronos Worldwide Inc(a)	$ 788,740
9,600	Mercer International Inc	119,520
8,700	Omnova Solutions Inc(b)	91,350
15,200	Valhi Inc	92,112
23,800	Verso Paper Corp Class A(b)	400,792
		1,492,514
Communications — 5.04%
13,200	Beasley Broadcast Group Class A	149,160
25,100	Blucora Inc(b)	617,460
34,800	Comtech Telecommunications Corp	1,040,172
60,600	Extreme Networks Inc(b)	670,842
5,700	Finisar Corp(a)(b)	90,117
64,500	Gannett Co Inc	643,710
9,400	Intelsat SA(a)(b)	35,344
9,000	Internap Network Services Corp(b)	99,000
8,600	MSG Networks Inc Class A(b)	194,360
17,200	PC-Tel Inc	123,496
66,400	QuinStreet Inc(b)	847,928
21,700	RigNet Inc(b)	295,120
4,700	TechTarget Inc(b)	93,436
28,600	Vonage Holdings Corp(b)	304,590
		5,204,735
Consumer, Cyclical — 13.84%
17,000	Beazer Homes USA Inc(b)	271,150
10,600	Caesars Entertainment Corp(b)	119,250
31,700	Commercial Vehicle Group Inc(b)	245,675
16,500	Conn's Inc(a)(b)	561,000
5,600	Copa Holdings SA Class A	720,328
77,800	Crocs Inc(b)	1,264,250
3,700	Dana Holding Corp	95,312
2,400	Deckers Outdoor Corp(b)	216,072
27,700	GNC Holdings Inc Class A(a)(b)	106,922
20,800	H&E Equipment Services Inc	800,592
5,600	Hibbett Sports Inc(a)(b)	134,120
3,500	Johnson Outdoors Inc Class A	217,000
6,400	Liberty TripAdvisor Holdings Inc Class A(b)	68,800
42,100	Meritor Inc(b)	865,576
7,600	Penn National Gaming Inc(b)	199,576
8,500	Perry Ellis International Inc(b)	219,300
11,000	PetMed Express Inc(a)	459,250
4,700	PICO Holdings Inc	53,815
9,400	RH (a)(b)	895,632
8,500	Rocky Brands Inc	182,325
32,400	Rush Enterprises Inc Class A(b)	1,376,676
900	Scientific Games Corp Class A(b)	37,440
16,000	Sleep Number Corp(b)	562,400
47,800	Systemax Inc	1,364,690
Shares		Fair Value
Consumer, Cyclical — (continued)
69,900	Tailored Brands Inc	$ 1,751,694
42,300	Tilly's Inc Class A	477,990
30,000	Titan Machinery Inc(a)(b)	706,800
1,800	Tower International Inc	49,950
36,200	Town Sports International Holdings Inc(b)	275,120
		14,298,705
Consumer, Non-Cyclical — 20.92%
32,000	Aaron's Inc	1,491,200
12,300	Alliance One International Inc(b)	320,415
6,700	Assembly Biosciences Inc(b)	329,238
800	Boston Beer Co Inc Class A(a)(b)	151,240
52,700	Cambium Learning Group Inc(b)	590,240
38,700	Care.com Inc(b)	629,649
21,600	Chefs' Warehouse Inc(a)(b)	496,800
17,500	Corcept Therapeutics Inc(a)(b)	287,875
14,800	Cutera Inc(b)	743,700
7,100	CytomX Therapeutics Inc(b)	201,995
18,900	Emergent BioSolutions Inc(b)	995,085
19,900	Enanta Pharmaceuticals Inc(b)	1,610,109
36,800	Ennis Inc	724,960
91,400	Everi Holdings Inc(b)	600,498
1,000	Green Dot Corp Class A(b)	64,160
58,900	ImmunoGen Inc(a)(b)	619,628
15,500	Innoviva Inc(a)(b)	258,385
18,200	Intersect ENT Inc(b)	715,260
7,400	K12 Inc(b)	104,932
49,100	Lantheus Holdings Inc(b)	780,690
17,400	Liberty Tax Inc	175,740
2,900	MyoKardia Inc(b)	141,520
46,600	Myriad Genetics Inc(b)	1,377,030
7,800	National Beverage Corp(a)	694,356
2,800	Nektar Therapeutics(b)	297,528
26,900	Pieris Pharmaceuticals Inc(b)	183,458
5,400	Psychemedics Corp	111,672
51,000	Quad Graphics Inc	1,292,850
69,700	RPX Corp	745,093
11,900	Sanderson Farms Inc	1,416,338
27,600	Sangamo BioSciences Inc(a)(b)	524,400
9,800	Spectrum Pharmaceuticals Inc(b)	157,682
47,000	Textainer Group Holdings Ltd(a)(b)	796,650
5,800	Vector Group Ltd(a)	118,262
14,800	Vectrus Inc(b)	551,152
17,000	Weight Watchers International Inc(a)(b)	1,083,240
11,900	XOMA Corp(a)(b)	240,737
		21,623,767
Energy — 9.53%
3,600	Adams Resources & Energy Inc	156,600

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Energy — (continued)
13,800	Arch Coal Inc Class A	$ 1,267,944
26,300	Archrock Inc	230,125
38,300	California Resources Corp(a)(b)	656,845
87,000	Cloud Peak Energy Inc(b)	253,170
40,800	CVR Energy Inc(a)	1,232,976
44,500	Evolution Petroleum Corp	358,225
49,500	Exterran Corp(b)	1,321,650
41,200	Hallador Energy Co	283,044
18,300	ION Geophysical Corp(b)	495,930
300	Isramco Inc(a)(b)	31,140
62,000	Kosmos Energy Ltd(a)(b)	390,600
5,700	Murphy Oil Corp	147,288
7,100	Panhandle Oil & Gas Inc Class A	137,030
2,400	REX American Resources Corp(b)	174,720
20,400	SolarEdge Technologies Inc(b)	1,073,040
63,200	SunCoke Energy Inc(b)	680,032
207,900	W&T Offshore Inc(b)	920,997
1,100	Whitting Petroleum Corp(b)	37,224
		9,848,580
Financial — 37.79%
3,200	1st Source Corp	161,984
22,200	AG Mortgage Investment Trust Inc REIT	385,614
27,100	Aircastle Ltd	538,205
41,600	American Equity Investment Life Holding Co	1,221,376
122,400	Anworth Mortgage Asset Corp REIT	587,520
9,500	Ares Commercial Real Estate Corp REIT	117,325
27,600	ARMOUR Residential Inc REIT	642,528
20,300	Assured Guaranty Ltd	734,860
1,000	BancFirst Corp	53,100
19,900	Banco Latinoamericano de Comercio Exterior SA	567,150
77,400	Bancorp Inc(b)	835,920
3,300	Bank of Commerce Holdings	38,445
8,400	Bank of Hawaii Corp	698,040
3,400	Bank of Marin Bancorp	234,430
10,000	Bankwell Financial Group Inc	322,800
33,300	Boston Private Financial Holdings Inc	501,165
3,400	C&F Financial Corp	178,840
20,000	Central Pacific Financial Corp	569,200
18,900	Central Valley Community Bancorp	369,684
5,100	Century Bancorp Inc Class A	404,940
22,100	Charter Financial Corp	450,619
1,300	Chemung Financial Corp	60,411
5,700	Chimera Investment Corp REIT	99,237
2,600	Citizens & Northern Corp(a)	60,034
45,000	CNO Financial Group Inc	975,150
6,400	CoreSite Realty Corp REIT	641,664
21,900	CYS Investments Inc REIT	147,168
Shares		Fair Value
Financial — (continued)
40,000	Dime Community Bancshares Inc	$ 736,000
9,100	EastGroup Properties Inc REIT	752,206
1,500	Enterprise Financial Services Corp	70,350
13,700	Essent Group Ltd(b)	583,072
1,300	Evercore Partners Inc Class A	113,360
14,400	Federal Agricultural Mortgage Corp Class C	1,253,088
4,100	Financial Institutions Inc	121,360
15,200	First Busey Corp	451,744
9,000	First Defiance Financial Corp	515,880
9,400	First Interstate BancSystem Inc Class A	371,770
17,000	First Merchants Corp	708,900
10,900	First of Long Island Corp	299,205
34,800	Flagstar Bancorp Inc(a)(b)	1,231,920
5,100	FS Bancorp Inc	272,850
23,400	Getty Realty Corp REIT	590,148
1,550	Hingham Institution for Savings	319,300
3,000	Home Bancorp Inc	129,510
8,900	Horizon Bancorp	267,089
39,600	InfraREIT Inc REIT	769,428
10,400	International FCStone Inc(b)	443,872
500	Investors Title Co	99,950
14,100	iStar Inc REIT	143,397
23,500	Lakeland Financial Corp	1,086,405
20,900	Maui Land & Pineapple Co Inc(b)	243,485
35,400	MFA Financial Inc REIT	266,562
63,800	MGIC Investment Corp(b)	829,400
20,100	MTGE Investment Corp REIT	359,790
9,900	National Health Investors Inc REIT	666,171
2,300	Nelnet Inc Class A	120,543
12,500	Northeast Bancorp(a)	256,250
5,800	Northrim BanCorp Inc	200,390
36,500	OM Asset Management PLC	575,240
4,000	Oritani Financial Corp	61,400
32,300	PennyMac Financial Services Inc Class A(b)	731,595
3,300	PennyMac Mortgage Investment Trust REIT	59,499
32,800	Piedmont Office Realty Trust Inc REIT Class A	576,952
19,100	Preferred Apartment Communities Inc REIT Class A	271,029
2,000	Preferred Bank	128,400
5,200	PS Business Parks Inc REIT	587,808
33,000	Radian Group Inc	628,320
11,100	Regional Management Corp(b)	353,424
4,200	Republic Bancorp Inc Class A	160,860
32,300	Riverview Bancorp Inc	301,682
1,900	S&T Bancorp Inc	75,886
3,000	Shore Bancshares Inc	56,580
48,700	Summit Hotel Properties Inc REIT	662,807
21,500	Sunstone Hotel Investors Inc REIT	327,230

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
34,700	TCF Financial Corp	$ 791,507
91,900	Third Point Reinsurance Ltd(b)	1,282,005
2,000	Timberland Bancorp Inc	60,800
5,900	Tiptree Inc	37,465
9,000	Two River Bancorp	162,450
4,400	UMB Financial Corp	318,516
5,600	Umpqua Holdings Corp	119,896
17,000	United Community Banks Inc	538,050
25,900	Universal Insurance Holdings Inc	826,210
7,000	Valley National Bancorp(a)	87,220
32,000	Walker & Dunlop Inc	1,901,440
5,300	Washington Federal Inc	183,380
4,300	Washington Trust Bancorp Inc	231,125
18,500	West Bancorporation Inc(a)	473,600
31,100	Xenia Hotels & Resorts Inc REIT	613,292
		39,056,472
Industrial — 5.46%
7,900	Bel Fuse Inc Class B	149,310
24,700	Control4 Corp(b)	530,556
50,600	Electro Scientific Industries Inc(b)	978,098
3,000	Hardinge Inc	54,960
49,200	Harsco Corp(b)	1,015,980
26,200	Heritage-Crystal Clean Inc(b)	617,010
14,400	LB Foster Co Class A(b)	339,120
10,400	Louisiana-Pacific Corp	299,208
12,900	Myers Industries Inc	272,835
33,000	Stoneridge Inc(b)	910,800
11,300	USA Truck Inc(b)	288,037
15,500	ZAGG Inc(b)	189,100
		5,645,014
Technology — 0.52%
19,600	Amtech Systems Inc(b)	143,472
47,100	Ribbon Communications Inc(b)	240,210
5,900	Syntel Inc(b)	150,627
		534,309
Utilities — 3.21%
2,100	Black Hills Corp(a)	114,030
6,700	El Paso Electric Co	341,700
1,700	NorthWestern Corp	91,460
23,900	Ormat Technologies Inc	1,347,482
8,000	PNM Resources Inc	306,000
10,000	Portland General Electric Co	405,100
13,500	SJW Group	711,585
		3,317,357
TOTAL COMMON STOCK — 97.75% (Cost $91,185,487)		$101,021,453
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.35%
$1,400,000	Federal Home Loan Mortgage Corp 1.52%, 04/02/2018	$ 1,399,825
U.S. Treasury Bonds and Notes — 0.21%
215,000	U.S. Treasury Bills(c) 1.91%, 09/13/2018	213,114
Repurchase Agreements — 7.39%
1,814,089	Undivided interest of 1.26% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $1,814,089 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(d)	1,814,089
1,814,089	Undivided interest of 1.27% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $1,814,089 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(d)	1,814,089
1,814,089	Undivided interest of 1.39% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $1,814,089 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(d)	1,814,089

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,814,089	Undivided interest of 4.36% in a repurchase agreement (principal amount/value $41,680,145 with a maturity value of $41,688,527) with BNP Paribas Securities Corp, 1.81%, dated 3/29/18 to be repurchased at $1,814,089 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.13%, 5/15/18 - 9/9/49, with a value of $42,513,748.(d)	$ 1,814,089
381,545	Undivided interest of 5.06% in a repurchase agreement (principal amount/value $7,548,167 with a maturity value of $7,549,651) with Scotia Capital (USA) Inc, 1.77%, dated 3/29/18 to be repurchased at $381,545 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 4/19/18 - 9/9/49, with a value of $7,699,509.(d)	381,545
		7,637,901
SHORT TERM INVESTMENTS — 8.95% (Cost $9,250,840)		$ 9,250,840
TOTAL INVESTMENTS — 106.70% (Cost $100,436,327)		$110,272,293
OTHER ASSETS & LIABILITIES, NET — (6.70)%		$ (6,921,447)
TOTAL NET ASSETS — 100.00%		$103,350,846
(a)	All or a portion of the security is on loan at March 29, 2018.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Depreciation
Russell 2000 Mini Long Futures	24	1,837,440	June 2018	$(49,822)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 29, 2018

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 101,021,453	$ —	$ —	$ 101,021,453
Short Term Investments	—	9,250,840	—	9,250,840
Total Assets	$ 101,021,453	$ 9,250,840	$ 0	$ 110,272,293
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (49,822)	$ —	$ —	$ (49,822)
Total Liabilities	$ (49,822)	$ 0	$ 0	$ (49,822)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 26 futures contracts for the reporting period.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.12%
12,851	Albemarle Corp(a)	$ 1,191,802
34,035	International Flavors & Fragrances Inc	4,659,732
10,284	Sherwin-Williams Co	4,032,562
		9,884,096
Communications — 15.07%
46,112	Alphabet Inc Class C(b)	47,577,900
17,305	Amazon.com Inc(b)	25,046,219
1,563	Booking Holdings Inc(b)	3,251,650
84,597	CDW Corp	5,948,015
73,396	Facebook Inc Class A(b)	11,727,947
18,968	MercadoLibre Inc	6,760,005
39,993	Netflix Inc(b)	11,811,933
16,882	Shopify Inc Class A(b)	2,103,328
88,438	Snap Inc Class A(a)(b)	1,403,511
169,309	Time Warner Inc	16,013,245
16,190	Wayfair Inc Class A(a)(b)	1,093,311
		132,737,064
Consumer, Cyclical — 10.08%
10,475	Delta Air Lines Inc	574,135
198,485	Home Depot Inc	35,377,966
23,390	Las Vegas Sands Corp	1,681,741
32,608	O'Reilly Automotive Inc(b)	8,066,567
214,323	Ross Stores Inc	16,712,908
77,396	Southwest Airlines Co	4,433,243
106,136	Starbucks Corp	6,144,213
9,494	Tesla Motors Inc(a)(b)	2,526,638
71,950	Tractor Supply Co	4,534,289
7,324	Ulta Salon Cosmetics & Fragrance Inc(b)	1,496,073
81,065	Wal-Mart Stores Inc	7,212,353
		88,760,126
Consumer, Non-Cyclical — 24.29%
4,360	ABIOMED Inc(b)	1,268,716
19,800	Alexion Pharmaceuticals Inc(b)	2,206,908
47,841	Becton Dickinson & Co	10,367,145
172,095	Boston Scientific Corp(b)	4,701,635
96,799	Colgate-Palmolive Co	6,938,552
23,328	Constellation Brands Inc Class A	5,316,918
26,331	Cooper Cos Inc	6,024,796
20,958	DexCom Inc(a)(b)	1,554,245
75,832	Ecolab Inc	10,394,292
28,057	Edwards Lifesciences Corp(b)	3,914,513
46,730	Estee Lauder Cos Inc Class A	6,996,416
138,978	Gilead Sciences Inc	10,477,552
7,801	Illumina Inc(b)	1,844,312
19,522	Incyte Corp(b)	1,626,768
44,195	Intuitive Surgical Inc(b)	18,245,022
79,976	Johnson & Johnson	10,248,924
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
79,476	Medtronic PLC	$ 6,375,565
101,516	Monster Beverage Corp(b)	5,807,730
2,742	Nektar Therapeutics(b)	291,365
258,918	PayPal Holdings Inc(b)	19,644,109
111,299	PepsiCo Inc	12,148,286
611	Regeneron Pharmaceuticals Inc(b)	210,404
46,084	S&P Global Inc	8,804,809
24,960	Square Inc Class A(b)	1,228,032
69,594	Thermo Fisher Scientific Inc	14,368,377
26,217	United Rentals Inc(b)	4,528,462
52,956	UnitedHealth Group Inc	11,332,584
88,218	Vertex Pharmaceuticals Inc(b)	14,377,770
64,888	Worldpay Inc Class A(b)	5,336,389
88,684	Zoetis Inc	7,406,001
		213,986,597
Energy — 0.57%
208,764	Cabot Oil & Gas Corp	5,006,161
Financial — 13.47%
442,436	Charles Schwab Corp	23,104,008
9,172	Equinix Inc REIT	3,835,180
260,594	Intercontinental Exchange Inc	18,898,277
147,789	Marsh & McLennan Cos Inc	12,205,894
241,751	MasterCard Inc Class A	42,345,105
83,013	Morgan Stanley	4,479,381
13,553	SVB Financial Group(b)	3,252,856
87,992	Visa Inc Class A	10,525,603
		118,646,304
Industrial — 7.92%
70,166	Amphenol Corp Class A	6,043,398
32,407	Boeing Co	10,625,607
3,100	Cognex Corp	161,169
44,406	Honeywell International Inc	6,417,111
170,607	Masco Corp	6,899,347
16,288	Northrop Grumman Corp	5,686,466
69,316	Raytheon Co	14,959,779
21,498	Rockwell Automation Inc	3,744,952
25,800	Roper Technologies Inc	7,241,802
30,740	Stanley Black & Decker Inc	4,709,368
14,621	Universal Display Corp	1,476,721
16,172	Vulcan Materials Co	1,846,357
		69,812,077
Technology — 24.51%
69,286	Accenture PLC Class A	10,635,401
167,292	Activision Blizzard Inc	11,285,518
101,671	Adobe Systems Inc(b)	21,969,070
316,088	Apple Inc	53,033,245
124,374	Applied Materials Inc	6,916,438
70,870	Broadcom Ltd	16,700,515

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
109,376	Cognizant Technology Solutions Corp Class A	$ 8,804,768
104,279	Electronic Arts Inc(b)	12,642,786
467,381	Microsoft Corp	42,657,864
47,137	NVIDIA Corp	10,916,458
73,431	Salesforce.com Inc(b)	8,540,025
71,010	ServiceNow Inc(b)	11,748,605
		215,850,693
TOTAL COMMON STOCK — 97.03% (Cost $622,640,934)		$854,683,118
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.07%
$27,000,000	Federal Home Loan Mortgage Corp 1.52%, 04/02/2018	26,996,625
Repurchase Agreements — 0.77%
1,617,023	Undivided interest of 1.12% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $1,617,023 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(c)	1,617,023
1,617,023	Undivided interest of 1.13% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $1,617,023 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(c)	1,617,023
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,617,023	Undivided interest of 1.24% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $1,617,023 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(c)	$ 1,617,023
1,617,023	Undivided interest of 3.88% in a repurchase agreement (principal amount/value $41,680,145 with a maturity value of $41,688,527) with BNP Paribas Securities Corp, 1.81%, dated 3/29/18 to be repurchased at $1,617,023 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.13%, 5/15/18 - 9/9/49, with a value of $42,513,748.(c)	1,617,023
340,106	Undivided interest of 4.51% in a repurchase agreement (principal amount/value $7,548,167 with a maturity value of $7,549,651) with Scotia Capital (USA) Inc, 1.77%, dated 3/29/18 to be repurchased at $340,106 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 4/19/18 - 9/9/49, with a value of $7,699,509.(c)	340,106
		6,808,198
SHORT TERM INVESTMENTS — 3.84% (Cost $33,804,823)		$ 33,804,823
TOTAL INVESTMENTS — 100.87% (Cost $656,445,757)		$888,487,941
OTHER ASSETS & LIABILITIES, NET — (0.87)%		$ (7,705,467)
TOTAL NET ASSETS — 100.00%		$880,782,474

(a)	All or a portion of the security is on loan at March 29, 2018.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 29, 2018

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 854,683,118	$ —	$ —	$ 854,683,118
Short Term Investments	—	33,804,823	—	33,804,823
Total Assets	$ 854,683,118	$ 33,804,823	$ 0	$ 888,487,941
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.21%
$ 1,600,000	Michigan Tobacco Settlement Finance Authority Series A 7.31%, 06/01/2034	$ 1,591,536
TOTAL ASSET-BACKED SECURITIES — 0.21% (Cost $1,599,756)		$ 1,591,536
CORPORATE BONDS AND NOTES
Basic Materials — 4.08%
	ArcelorMittal
80,000	5.75%, 03/01/2021	84,300
895,000	7.25%, 10/15/2039	1,058,338
3,625,000	7.00%, 03/01/2041	4,214,063
3,485,000	Barrick Gold Corp 5.25%, 04/01/2042	3,796,454
520,000	Barrick Gold Corp Series A 5.80%, 11/15/2034	575,247
2,825,000	Barrick North America Finance LLC 5.75%, 05/01/2043	3,284,484
230,000	Chemours Co(b) 6.63%, 05/15/2023	241,500
200,000	First Quantum Minerals Ltd(c) 7.50%, 04/01/2025	196,375
	Freeport-McMoRan Inc
325,000	5.40%, 11/14/2034	308,844
3,585,000	5.45%, 03/15/2043	3,297,125
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	136,052
435,000	7.25%, 06/01/2028	560,692
90,000	8.88%, 05/15/2031	135,985
	Hexion Inc
1,000,000	9.00%, 11/15/2020(b)	757,500
480,000	9.20%, 03/15/2021	354,000
2,220,000	7.88%, 02/15/2023	1,615,050
3,750,000	INVISTA Finance LLC(c) 4.25%, 10/15/2019	3,744,750
190,000	Methanex Corp 5.25%, 03/01/2022	196,546
2,080,000	Newmont Mining Corp 4.88%, 03/15/2042	2,183,944
565,000	Rio Tinto Finance USA PLC 4.13%, 08/21/2042	576,006
3,070,000	United States Steel Corp 6.65%, 06/01/2037	3,008,600
		30,325,855
Communications — 7.64%
24,300,000	America Movil SAB de CV Series 12 MXP, 6.45%, 12/05/2022	1,234,729
2,490,000	AT&T Inc 3.95%, 01/15/2025	2,488,923
1,225,000	CB Escrow Corp(c) 8.00%, 10/15/2025	1,140,781
Principal Amount(a)		Fair Value
Communications — (continued)
$ 1,155,000	CCO Holdings LLC / CCO Holdings Capital Corp(c) 5.13%, 05/01/2027	$ 1,096,557
	CenturyLink Inc
515,000	5.63%, 04/01/2025(b)	464,788
950,000	7.65%, 03/15/2042	812,250
860,000	CenturyLink Inc Series P 7.60%, 09/15/2039	740,967
1,255,000	Cincinnati Bell Inc(c) 7.00%, 07/15/2024	1,123,225
3,930,000	Clear Channel Worldwide Holdings Inc Series B 7.63%, 03/15/2020	3,925,087
615,000	Consolidated Communications Inc 6.50%, 10/01/2022	549,380
945,000	Cox Communications Inc(c) 4.80%, 02/01/2035	926,169
1,355,000	CSC Holdings LLC(c) 5.38%, 02/01/2028	1,279,919
1,640,000	DISH DBS Corp 5.00%, 03/15/2023	1,480,100
8,500,000	DISH Network Corp 2.38%, 03/15/2024	7,516,474
775,000	Embarq Corp 8.00%, 06/01/2036	730,438
1,125,000	Frontier Communications Corp(b) 11.00%, 09/15/2025	843,047
290,000	Lamar Media Corp(b) 5.00%, 05/01/2023	292,451
	Qwest Capital Funding Inc
150,000	7.63%, 08/03/2021	154,202
1,960,000	6.88%, 07/15/2028	1,764,000
3,500,000	7.75%, 02/15/2031	3,150,000
	Qwest Corp
500,000	7.25%, 09/15/2025	539,188
1,837,000	6.88%, 09/15/2033	1,742,152
	Sprint Capital Corp
5,474,000	6.88%, 11/15/2028	5,111,347
540,000	8.75%, 03/15/2032	564,300
815,000	Sprint Communications Inc 6.00%, 11/15/2022	799,719
	Sprint Corp
545,000	7.88%, 09/15/2023	556,581
215,000	7.13%, 06/15/2024	209,625
	Telecom Italia Capital SA
365,000	6.38%, 11/15/2033	396,025
735,000	6.00%, 09/30/2034	762,342
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020	233,682
200,000	GBP, 5.29%, 12/09/2022	322,171
400,000	GBP, 5.38%, 02/02/2026	665,035
525,000	7.05%, 06/20/2036	665,193
	Time Warner Cable Inc
35,000	5.88%, 11/15/2040	36,504
235,000	5.50%, 09/01/2041	233,142
200,000	4.50%, 09/15/2042	172,953
	Viacom Inc
65,000	4.38%, 03/15/2043	58,154

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 390,000	5.85%, 09/01/2043	$ 424,339
1,065,000	5.25%, 04/01/2044	1,076,243
2,100,000	Videotron Ltd(c) CAD, 5.63%, 06/15/2025	1,715,566
400,000	Virgin Media Finance PLC(c) 6.00%, 10/15/2024	396,000
4,000,000	VTR Finance BV(c) 6.88%, 01/15/2024	4,166,040
	Windstream Services LLC
215,000	7.75%, 10/15/2020	179,525
1,845,000	7.50%, 04/01/2023	1,273,050
2,082,000	8.75%, 12/15/2024(b)(c)	1,233,585
1,590,000	Ziggo Secured Finance BV(c) 5.50%, 01/15/2027	1,494,139
		56,740,087
Consumer, Cyclical — 10.63%
200,883	Air Canada 2013-1 Class B Pass Through Trust(c) 5.38%, 05/15/2021	206,909
310,093	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	310,744
151,651	American Airlines 2013-1 Class B Pass Through Trust(c) 5.63%, 01/15/2021	155,548
4,494,392	American Airlines 2013-2 Class A Pass Through Trust 4.95%, 01/15/2023	4,674,168
5,842,391	American Airlines 2016-1 Class B Pass Through Trust 5.25%, 01/15/2024	6,046,874
7,440,000	American Airlines Group Inc(c) 5.50%, 10/01/2019	7,612,236
67,000	Beazer Homes USA Inc 7.25%, 02/01/2023	69,261
13,580,000	Best Buy Co Inc 5.00%, 08/01/2018	13,676,333
4,352	Continental Airlines 2000-2 Class B Pass Through Trust 8.31%, 04/02/2018	4,352
57,111	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	59,110
645,000	Continental Airlines 2012-3 Class C Pass Through Trust 6.13%, 04/29/2018	645,000
704,108	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	777,758
	Dillard's Inc
500,000	7.88%, 01/01/2023	557,266
1,070,000	7.75%, 07/15/2026	1,217,388
405,000	Foot Locker Inc 8.50%, 01/15/2022	466,763
	Ford Motor Co
155,000	6.50%, 08/01/2018	156,881
265,000	7.50%, 08/01/2026	316,353
245,000	4.35%, 12/08/2026	241,906
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 50,000	6.63%, 02/15/2028	$ 57,687
755,000	6.63%, 10/01/2028	866,990
2,080,000	6.38%, 02/01/2029	2,324,666
2,035,000	7.45%, 07/16/2031	2,461,619
1,165,000	5.29%, 12/08/2046	1,137,417
10,770,000	Ford Motor Credit Co LLC 4.39%, 01/08/2026	10,694,975
790,000	General Motors Co 5.20%, 04/01/2045	767,414
	General Motors Financial Co Inc
1,210,000	4.38%, 09/25/2021	1,243,661
2,330,000	5.25%, 03/01/2026	2,459,630
2,595,000	Group 1 Automotive Inc 5.00%, 06/01/2022	2,615,241
166,000	JC Penney Corp Inc 6.38%, 10/15/2036	104,580
45,000	K Hovnanian Enterprises Inc 5.00%, 11/01/2021	40,613
	Lennar Corp
1,760,000	4.50%, 06/15/2019	1,766,600
1,330,000	4.75%, 11/15/2022	1,338,312
50,000	Macy's Retail Holdings Inc 4.50%, 12/15/2034	43,547
	PulteGroup Inc
1,000,000	6.38%, 05/15/2033	1,045,000
3,870,000	6.00%, 02/15/2035	3,918,375
665,000	Toro Co 6.63%, 05/01/2037	782,130
	TRI Pointe Holdings Inc
415,000	4.38%, 06/15/2019	416,038
5,000	5.88%, 06/15/2024	5,074
	TRU Taj LLC / TRU Taj Finance Inc(c)(d)
1,301,000	11.00%, 01/22/2019	1,348,122
1,284,000	12.00%, 08/15/2021(b)(e)(f)	991,890
256,712	United Airlines 2007-1 Pass Through Trust 6.64%, 07/02/2022	269,086
916,221	United Airlines 2014-1 Class A Pass Through Trust 4.00%, 04/11/2026	925,255
452,928	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	504,970
1,021,235	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,102,934
1,681,386	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	1,778,065

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 696,489	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025	$ 717,871
		78,922,612
Consumer, Non-Cyclical — 4.45%
255,000	Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC 5.75%, 03/15/2025	217,464
475,000	Avon Products Inc 8.95%, 03/15/2043	407,313
620,000	Boston Scientific Corp 6.00%, 01/15/2020	650,536
95,000	Community Health Systems Inc(b) 5.13%, 08/01/2021	88,350
285,000	Delhaize Group 5.70%, 10/01/2040	324,498
	HCA Inc
395,000	7.50%, 12/15/2023	433,513
575,000	8.36%, 04/15/2024	656,938
265,000	7.69%, 06/15/2025	292,163
1,115,000	7.58%, 09/15/2025	1,222,319
2,505,000	7.05%, 12/01/2027	2,649,037
725,000	7.50%, 11/06/2033	792,062
175,000	7.75%, 07/15/2036	192,500
750,000	Kindred Healthcare Inc(b) 8.75%, 01/15/2023	793,125
3,895,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(c) 7.88%, 10/01/2022	3,904,737
	New Albertsons Inc
805,000	7.75%, 06/15/2026(b)	692,300
4,960,000	7.45%, 08/01/2029	3,968,000
895,000	8.70%, 05/01/2030(b)	789,837
1,790,000	8.00%, 05/01/2031(b)	1,472,275
4,425,000	New Albertsons Series C 6.63%, 06/01/2028	3,407,250
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021(b)	274,924
150,000	7.00%, 02/15/2022	155,438
63,000	6.50%, 11/15/2023(b)	62,055
603,000	6.00%, 04/01/2024(b)	575,865
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,228,350
3,195,000	SUPERVALU Inc(b) 6.75%, 06/01/2021	3,155,062
	Tenet Healthcare Corp
515,000	7.50%, 01/01/2022(c)	542,681
1,180,000	6.75%, 06/15/2023(b)	1,154,925
425,000	6.88%, 11/15/2031	386,750
2,495,000	THC Escrow Corp III(c) 5.13%, 05/01/2025	2,398,319
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 150,000	United Rentals Inc 4.88%, 01/15/2028	$ 144,750
		33,033,336
Energy — 7.51%
915,352	Alta Wind Holdings LLC(c) 7.00%, 06/30/2035	1,032,626
	Anadarko Petroleum Corp
520,000	3.45%, 07/15/2024	504,621
820,000	4.50%, 07/15/2044	785,313
	Baytex Energy Corp(c)
415,000	5.13%, 06/01/2021	388,025
420,000	5.63%, 06/01/2024	369,600
2,035,000	Bellatrix Exploration Ltd(b)(c) 8.50%, 05/15/2020	1,653,437
	California Resources Corp
359,000	5.50%, 09/15/2021	276,430
4,750,000	8.00%, 12/15/2022(b)(c)	3,728,750
48,000	6.00%, 11/15/2024	29,280
	Chesapeake Energy Corp
390,000	6.63%, 08/15/2020	401,700
35,000	6.88%, 11/15/2020	36,138
1,175,000	6.13%, 02/15/2021(b)	1,180,875
2,965,000	4.88%, 04/15/2022(b)	2,742,625
190,000	5.75%, 03/15/2023	171,238
265,000	5.50%, 09/15/2026	228,192
4,745,000	8.00%, 06/15/2027(b)(c)	4,531,475
	Continental Resources Inc
40,000	5.00%, 09/15/2022	40,550
475,000	4.50%, 04/15/2023	480,344
1,170,000	3.80%, 06/01/2024	1,126,125
395,000	DCP Midstream LLC(c) 6.45%, 11/03/2036	424,625
3,115,000	Devon Energy Corp 3.25%, 05/15/2022	3,078,523
990,000	Enable Midstream Partners LP 5.00%, 05/15/2044	926,226
675,000	Enbridge Energy Partners LP 7.38%, 10/15/2045	870,832
1,750,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,699,969
500,000	EQT Corp 8.13%, 06/01/2019	529,460
200,000	Global Marine Inc(b) 7.00%, 06/01/2028	196,000
600,000	IFM US Colonial Pipeline 2 LLC(c) 6.45%, 05/01/2021	641,852
250,000	Kinder Morgan Inc 7.80%, 08/01/2031	318,078
	MEG Energy Corp(c)
155,000	6.38%, 01/30/2023	129,425
2,020,000	7.00%, 03/31/2024	1,666,500
	MPLX LP
80,000	4.50%, 07/15/2023	82,780
295,000	4.88%, 06/01/2025	307,867
2,700,000	Newfield Exploration Co 5.63%, 07/01/2024	2,848,500

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	ONEOK Partners LP
$ 225,000	4.90%, 03/15/2025	$ 234,753
70,000	6.20%, 09/15/2043	81,506
1,075,000	Petrobras Global Finance BV 5.63%, 05/20/2043	937,937
2,135,000	Precision Drilling Corp(b) 5.25%, 11/15/2024	2,001,562
	QEP Resources Inc
813,000	5.38%, 10/01/2022	811,984
1,120,000	5.25%, 05/01/2023	1,078,045
	Range Resources Corp
1,455,000	5.00%, 08/15/2022	1,407,712
490,000	5.00%, 03/15/2023	469,812
965,000	4.88%, 05/15/2025(b)	895,037
175,000	Shelf Drilling Holdings Ltd(b)(c) 8.25%, 02/15/2025	175,438
505,000	SM Energy Co 1.50%, 07/01/2021	476,720
970,000	Southwestern Energy Co 6.70%, 01/23/2025	940,900
4,340,000	Transcontinental Gas Pipe Line Co LLC 7.85%, 02/01/2026	5,337,400
	Transocean Inc
1,090,000	5.80%, 10/15/2022(b)	1,046,400
1,910,000	6.80%, 03/15/2038	1,489,800
3,870,000	Transocean Proteus Ltd(c) 6.25%, 12/01/2024	3,937,725
1,130,000	Vine Oil & Gas LP(c) 8.75%, 04/15/2023	1,053,725
		55,804,437
Financial — 14.58%
	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
750,000	3.95%, 02/01/2022	752,953
600,000	3.50%, 05/26/2022	590,874
100,000	AGFC Capital Trust I(c)(g) 3.47%, 01/15/2067 3-mo. LIBOR + 1.75%	51,000
	Ally Financial Inc
552,000	8.00%, 12/31/2018	569,250
1,500,000	3.50%, 01/27/2019	1,501,875
3,770,000	5.13%, 09/30/2024	3,850,112
869,000	8.00%, 11/01/2031	1,060,180
	American International Group Inc
60,000	4.88%, 06/01/2022	63,260
75,000	4.13%, 02/15/2024	76,076
	Bank of America Corp
50,000	EUR, 2.70%, 09/14/2018(g) 3-mo. EURIBOR + 0.55%	61,533
800,000	5.49%, 03/15/2019	818,674
1,857,000	3.00%, 12/20/2023(c)	1,820,842
450,000	4.25%, 10/22/2026	452,871
800,000	4.18%, 11/25/2027	792,530
1,900,000	6.11%, 01/29/2037	2,273,988
Principal Amount(a)		Fair Value
Financial — (continued)
$ 810,000	Canadian Imperial Bank of Commerce 1.60%, 09/06/2019	$ 796,367
5,925,000	Citigroup Inc 3.50%, 05/15/2023	5,852,061
1,846,254	Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust(c) 6.13%, 11/30/2019	1,887,795
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022	2,293,774
1,900,000	Forethought Financial Group Inc(c) 8.63%, 04/15/2021	2,151,760
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021	6,448,330
1,600,000	6.75%, 10/01/2037	2,001,730
2,520,000	HBOS PLC(c) 6.75%, 05/21/2018	2,533,184
2,200,000	Highwoods Realty LP 7.50%, 04/15/2018	2,203,463
	International Lease Finance Corp
290,000	8.25%, 12/15/2020	323,023
1,105,000	4.63%, 04/15/2021	1,140,314
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(c) 6.88%, 04/15/2022	341,550
	Jefferies Group LLC
265,000	5.13%, 04/13/2018	265,148
975,000	6.88%, 04/15/2021	1,062,722
1,165,000	5.13%, 01/20/2023	1,232,369
705,000	6.45%, 06/08/2027	795,933
1,140,000	6.25%, 01/15/2036	1,238,053
1,335,000	JPMorgan Chase & Co NZD, 4.25%, 11/02/2018	973,945
1,035,000	JPMorgan Chase Bank NA 1.65%, 09/23/2019	1,020,697
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,260,000
2,472,000	Lloyds Banking Group PLC 4.58%, 12/10/2025	2,473,759
600,000	MBIA Insurance Corp(c)(g) 12.98%, 01/15/2033 3-mo. LIBOR + 11.26%	258,000
	MetLife Inc
245,000	9.25%, 04/08/2038(c)	333,200
1,355,000	10.75%, 08/01/2039	2,127,350
	Morgan Stanley
1,025,000	AUD, 4.75%, 11/16/2018	798,263
435,000	5.75%, 01/25/2021	463,514
2,225,000	CAD, 3.13%, 08/05/2021	1,744,078
11,545,000	4.10%, 05/22/2023	11,696,178
3,895,000	4.35%, 09/08/2026	3,920,364
570,000	3.95%, 04/23/2027	554,630
3,005,000	Mutual of Omaha Insurance Co(c) 6.80%, 06/15/2036	3,840,910
	Navient Corp
1,870,000	8.45%, 06/15/2018	1,885,895
345,000	5.50%, 01/15/2019	348,795

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 190,000	5.50%, 01/25/2023	$ 186,675
1,035,000	6.13%, 03/25/2024	1,031,119
395,000	5.88%, 10/25/2024	387,100
3,035,000	5.63%, 08/01/2033	2,655,625
2,120,000	Old Republic International Corp 4.88%, 10/01/2024	2,234,492
535,000	Penn Mutual Life Insurance Co(c) 6.65%, 06/15/2034	632,534
	Quicken Loans Inc(c)
495,000	5.75%, 05/01/2025	493,762
565,000	5.25%, 01/15/2028	528,275
3,514,000	Royal Bank of Canada 1.63%, 04/15/2019	3,475,208
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%, Perpetual(h)	87,260
620,000	6.10%, 06/10/2023	657,987
1,185,000	6.00%, 12/19/2023	1,261,888
400,000	Royal Bank of Scotland PLC EUR, 6.93%, 04/09/2018	492,667
3,560,000	Societe Generale SA(c) 4.75%, 11/24/2025	3,601,395
	Springleaf Finance Corp
1,325,000	5.25%, 12/15/2019	1,351,500
2,545,000	6.00%, 06/01/2020	2,627,712
2,055,000	7.75%, 10/01/2021	2,224,537
1,840,000	6.88%, 03/15/2025	1,846,900
	XLIT Ltd
575,000	6.38%, 11/15/2024	664,207
725,000	6.25%, 05/15/2027	833,298
		108,277,313
Industrial — 2.65%
1,650,000	APL Ltd 8.00%, 01/15/2024	1,600,500
1,215,000	Atrium Windows & Doors Inc(c) 7.75%, 05/01/2019	1,219,556
	Bombardier Inc(c)
4,505,000	6.00%, 10/15/2022	4,465,581
1,550,000	CAD, 7.35%, 12/22/2026	1,206,097
845,000	Embraer Netherlands Finance BV 5.40%, 02/01/2027	892,827
352,000	Gates Global LLC / Gates Global Co(c) 6.00%, 07/15/2022	357,720
	Masco Corp
466,000	7.75%, 08/01/2029	589,567
431,000	6.50%, 08/15/2032	498,947
436,000	Meccanica Holdings USA Inc(c) 6.25%, 01/15/2040	481,780
502,000	Owens Corning 7.00%, 12/01/2036	641,770
3,930,000	Rock-Tenn Co 4.00%, 03/01/2023	4,022,136
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 1,790,000	Sealed Air Corp(c) 5.50%, 09/15/2025	$ 1,852,650
837,000	TransDigm Inc 6.50%, 07/15/2024	857,925
	Westvaco Corp
485,000	8.20%, 01/15/2030	652,858
230,000	7.95%, 02/15/2031	305,440
		19,645,354
Technology — 3.27%
461,000	Advanced Micro Devices Inc 7.00%, 07/01/2024	484,050
1,090,000	Amkor Technology Inc 6.38%, 10/01/2022	1,118,612
	Apple Inc
2,140,000	1.10%, 08/02/2019	2,101,510
280,000	1.55%, 02/07/2020	274,805
6,395,000	1.80%, 05/11/2020	6,291,297
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(c)
1,240,000	6.02%, 06/15/2026	1,334,641
1,575,000	8.10%, 07/15/2036	1,912,689
1,130,000	8.35%, 07/15/2046	1,433,329
375,000	Evolent Health Inc 2.00%, 12/01/2021	376,478
1,250,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	1,333,535
7,770,000	Microsoft Corp 1.10%, 08/08/2019	7,639,727
		24,300,673
Utilities — 1.24%
958,705	Bruce Mansfield Unit 1 2007 Pass Through Trust(e)(f) 6.85%, 06/01/2034	299,595
820,000	Dynegy Inc(c) 8.13%, 01/30/2026	905,075
2,210,000	EDP Finance BV(c) 4.13%, 01/15/2020	2,244,476
1,900,000	Enel Finance International NV(c) 6.00%, 10/07/2039	2,228,257
	NGL Energy Partners LP / NGL Energy Finance Corp
160,000	6.88%, 10/15/2021	159,600
1,090,000	7.50%, 11/01/2023	1,094,088
2,420,000	6.13%, 03/01/2025(b)	2,305,050
		9,236,141
TOTAL CORPORATE BONDS AND NOTES — 56.05% (Cost $397,013,670)		$ 416,285,808

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
CONVERTIBLE BONDS
Basic Materials — 0.03%
$ 215,000	RPM International Inc 2.25%, 12/15/2020	$ 241,442
Communications — 0.57%
260,000	DISH Network Corp 2.38%, 03/15/2024	229,916
1,140,000	JDS Uniphase Corp 0.63%, 08/15/2033	1,164,667
53,901	Liberty Interactive LLC 3.50%, 01/15/2031	31,968
2,260,000	Priceline Group Inc(b) 0.90%, 09/15/2021	2,820,706
		4,247,257
Consumer, Cyclical — 0.13%
835,000	KB Home 1.38%, 02/01/2019	945,116
Financial — 0.11%
895,000	iStar Financial Inc(c) 3.13%, 09/15/2022	851,607
Industrial — 0.01%
45,000	Trinity Industries Inc 3.88%, 06/01/2036	61,330
Technology — 1.81%
1,070,000	Microchip Technology Inc 1.63%, 02/15/2025	1,897,094
	Nuance Communications Inc
65,000	1.25%, 04/01/2025(c)	64,702
465,000	1.25%, 04/01/2025	459,826
3,517,000	1.50%, 11/01/2035(b)	3,583,960
1,590,000	1.00%, 12/15/2035	1,508,115
2,435,000	ON Semiconductor Corp 1.00%, 12/01/2020	3,475,181
2,505,000	Rovi Corp 0.50%, 03/01/2020	2,426,343
		13,415,221
TOTAL CONVERTIBLE BONDS — 2.66% (Cost $16,756,154)		$ 19,761,973
FOREIGN GOVERNMENT BONDS AND NOTES
7,800,000	Banco Santander SA 5.18%, 11/19/2025	8,137,574
	Canadian Government Bond
8,945,000	CAD, 1.25%, 09/01/2018	6,938,268
3,625,000	CAD, 0.75%, 09/01/2020	2,740,380
	Mexican Bonos
835,000 (i)	MXP, 6.50%, 06/10/2021	4,498,252
845,500 (i)	MXP, 8.00%, 12/07/2023	4,818,373
1,145,000 (i)	MXP, 10.00%, 12/05/2024	7,225,089
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 335,000 (i)	MXP, 7.50%, 06/03/2027	$ 1,865,346
85,000(i)	MXP, 8.50%, 05/31/2029	507,101
115,000(i)	MXP, 7.75%, 05/29/2031	647,270
10,505,000	New South Wales Treasury Corp AUD, 3.50%, 03/20/2019	8,188,163
12,670,000	New Zealand Government Bond NZD, 5.00%, 03/15/2019	9,437,406
	Norway Government Bond(c)
9,545,000	NOK, 4.50%, 05/22/2019	1,268,194
6,650,000	NOK, 3.75%, 05/25/2021	914,746
	Saudi Government International Bond(c)
1,385,000	2.38%, 10/26/2021	1,333,755
3,075,000	3.25%, 10/26/2026	2,879,658
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 8.27% (Cost $74,271,679)		$ 61,399,575
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.04%
31,289	GS Mortgage Securities Trust(j) Series 2007-GG10 Class AM 5.83%, 08/10/2045	31,554
338,765	Institutional Mortgage Securities Canada Inc(c) Series 2014-5A Class A1 CAD, 2.00%, 01/12/2019	262,555
TOTAL MORTGAGE-BACKED SECURITIES — 0.04% (Cost $347,264)		$ 294,109
MUNICIPAL BONDS AND NOTES
3,485,000	Tobacco Settlement Financing Corp 6.71%, 06/01/2046	3,290,363
TOTAL MUNICIPAL BONDS AND NOTES — 0.44% (Cost $3,471,871)		$ 3,290,363
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
28,000,000	0.75%, 09/30/2018	27,837,031
50,000,000	1.25%, 03/31/2019	49,562,474
TOTAL U.S. TREASURY BONDS AND NOTES — 10.42% (Cost $77,967,669)		$ 77,399,505

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Consumer, Cyclical — 0.26%
172,110	Ford Motor Co	$ 1,906,979
Energy — 0.02%
42,007	Chesapeake Energy Corp(b)(k)	126,861
Industrial — 0.37%
58,834	Arconic Inc	1,355,535
51,679	Corning Inc	1,440,811
		2,796,346
TOTAL COMMON STOCK — 0.65% (Cost $5,112,468)		$ 4,830,186
CONVERTIBLE PREFERRED STOCK
Energy — 0.02%
203	Chesapeake Energy Corp, 5.75%(c)	115,964
TOTAL CONVERTIBLE PREFERRED STOCK — 0.02% (Cost $196,433)		$ 115,964
PREFERRED STOCK
Communications — 0.01%
742	Cincinnati Bell Inc(b)	36,415
Energy — 0.26%
10,011	Chesapeake Energy Corp(b)	535,966
30,000	El Paso Energy Capital Trust I	1,424,373
		1,960,339
Financial — 0.50%
1,484	Bank of America Corp	1,908,468
36,371	iStar Financial Inc	1,656,430
3,200	Welltower Inc	178,653
		3,743,551
Utilities — 0.13%
25,000	Southern California Edison Co(b)	612,497
3,600	Union Electric Co	358,200
		970,697
TOTAL PREFERRED STOCK — 0.90% (Cost $5,552,638)		$ 6,711,002
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 6.38%
	Federal Home Loan Bank
$ 19,500,000	1.42%, 04/02/2018	$ 19,497,725
10,000,000	1.56%, 05/10/2018	9,982,060
5,950,000	1.68%, 06/01/2018	5,932,776
12,000,000	Federal National Mortgage Association 1.55%, 05/07/2018	11,980,164
		47,392,725
U.S. Treasury Bonds and Notes — 14.51%
	U.S. Treasury Bills
3,925,000	1.31%, 04/05/2018(b)	3,924,156
65,000,000	1.46%, 05/03/2018(b)	64,910,467
14,050,000	1.60%, 05/31/2018	14,011,389
5,000,000	1.68%, 06/07/2018(b)	4,984,438
10,000,000	1.69%, 06/21/2018	9,961,196
10,000,000	1.70%, 06/28/2018	9,959,521
		107,751,167
Repurchase Agreements — 12.97%
22,886,503	Undivided interest of 15.89% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $22,886,503 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(l)	22,886,503
22,886,503	Undivided interest of 16.01% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $22,886,503 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(l)	22,886,503

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 22,886,503	Undivided interest of 17.56% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $22,886,503 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(l)	$ 22,886,503
3,680,027	Undivided interest of 26.49% in a repurchase agreement (principal amount/value $13,904,393 with a maturity value of $13,907,205) with Deutsche Bank Securities Inc, 1.82%, dated 3/29/18 to be repurchased at $3,680,027 on 4/2/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 7/25/42 - 1/20/48, with a value of $14,182,481.(l)	3,680,027
1,123,823	Undivided interest of 45.30% in a repurchase agreement (principal amount/value $2,482,650 with a maturity value of $2,483,133) with Credit Agricole Securities (USA) Inc., 1.75%, dated 3/29/18 to be repurchased at $1,123,823 on 4/2/18 collateralized by U.S. Treasury securities, 1.50% - 1.63%, 12/31/18 - 10/15/20, with a value of $2,532,303.(l)	1,123,823
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 22,886,503	Undivided interest of 72.78% in a repurchase agreement (principal amount/value $31,461,736 with a maturity value of $31,468,098) with BNP Paribas Securities Corp, 1.82%, dated 3/29/18 to be repurchased at $22,886,503 on 4/2/18 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 1.00% - 7.00%, 9/1/25 - 2/15/48, with a value of $32,090,971.(l)	$ 22,886,503
		96,349,862
SHORT TERM INVESTMENTS — 33.86% (Cost $251,493,754)		$ 251,493,754
TOTAL INVESTMENTS — 113.52% (Cost $833,783,356)		$ 843,173,775
OTHER ASSETS & LIABILITIES, NET — (13.52)%		$(100,407,998)
TOTAL NET ASSETS — 100.00%		$742,765,777

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of the security is on loan at March 29, 2018.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 29, 2018, the aggregate cost and fair value of 144A securities was $99,027,472 and $101,213,990, respectively, representing 13.63% of net assets.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Security in bankruptcy at March 29, 2018.
(f)	Security in default; some interest payments received during the last 12 months. At March 29, 2018, the aggregate cost and fair value of such securities was $2,242,705 and $1,291,485, respectively, representing 0.17% of net assets.
(g)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
At March 29, 2018, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
TRU Taj LLC / TRU Taj Finance Inc	11.00%	01/22/2019	10/23/2017	$1,268,228	$1,348,122	0.18%
TRU Taj LLC / TRU Taj Finance Inc	12.00	08/15/2021	08/16/2016	1,284,000	991,890	0.13
				$2,552,228	$2,340,012	0.31%
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

March 29, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 1,591,536	$ —	$ 1,591,536
Corporate Bonds and Notes	—	416,285,808	—	416,285,808
Convertible Bonds	—	19,761,973	—	19,761,973
Foreign Government Bonds and Notes	—	61,399,575	—	61,399,575
Mortgage-Backed Securities	—	294,109	—	294,109
Municipal Bonds and Notes	—	3,290,363	—	3,290,363
U.S. Treasury Bonds and Notes	—	77,399,505	—	77,399,505
Common Stock	4,830,186	—	—	4,830,186
Convertible Preferred Stock	—	115,964	—	115,964
Preferred Stock	970,697	5,740,305	—	6,711,002
Short Term Investments	—	251,493,754	—	251,493,754
Total Assets	$ 5,800,883	$ 837,372,892	$ 0	$ 843,173,775
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.88%
63,808	AdvanSix Inc(a)	$ 2,219,242
17,375	Ashland Global Holdings Inc	1,212,601
24,546	Cabot Corp	1,367,703
21,991	Ingevity Corp(a)	1,620,517
25,023	Minerals Technologies Inc	1,675,290
51,629	US Silica Holdings Inc(b)	1,317,572
		9,412,925
Communications — 4.92%
116,678	Entercom Communications Corp Class A(b)	1,125,943
44,669	GCI Liberty Inc Class A(a)(b)	2,361,203
132,849	Gray Television Inc(a)	1,687,182
81,865	Houghton Mifflin Harcourt Co(a)	568,962
14,502	Interactive Corp(a)	2,267,823
24,847	John Wiley & Sons Inc Class A	1,582,754
86,270	TiVo Corp	1,168,958
122,465	Viavi Solutions Inc(a)	1,190,360
		11,953,185
Consumer, Cyclical — 8.70%
14,164	Big Lots Inc	616,559
156,412	Caesars Entertainment Corp(a)	1,759,635
30,167	Camping World Holdings Inc Class A	972,886
12,358	Churchill Downs Inc	3,015,970
31,890	Cooper Tire & Rubber Co(b)	934,377
46,337	Core-Mark Holding Co Inc	985,125
4,623	Cracker Barrel Old Country Store Inc(b)	735,982
19,830	Fox Factory Holding Corp(a)	692,067
12,594	Genesco Inc(a)	511,316
56,381	KAR Auction Services Inc	3,055,850
57,969	Kimball International Inc Class B	987,792
28,204	Knoll Inc	569,439
15,270	LCI Industries	1,590,370
31,643	Liberty Interactive Corp Class A(a)	796,454
19,981	Marriott Vacations Worldwide Corp	2,661,469
75,219	Sally Beauty Holdings Inc(a)(b)	1,237,353
		21,122,644
Consumer, Non-Cyclical — 14.91%
38,214	Adtalem Global Education Inc(a)	1,817,076
28,975	AMN Healthcare Services Inc(a)(b)	1,644,331
20,733	Cambrex Corp(a)	1,084,336
44,495	Catalent Inc(a)	1,826,965
116,308	Cott Corp	1,712,054
40,322	Darling Ingredients Inc(a)	697,571
35,752	Emerald Expositions Events Inc(b)	696,449
27,679	Euronet Worldwide Inc(a)(b)	2,184,427
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
38,449	Halyard Health Inc(a)	$ 1,771,730
14,513	Helen of Troy Ltd(a)	1,262,631
36,028	Insperity Inc	2,505,747
11,825	J&J Snack Foods Corp	1,614,822
51,574	Korn/Ferry International	2,660,703
45,021	LSC Communications Inc	785,616
78,994	Nomad Foods Ltd(a)	1,243,365
22,649	Post Holdings Inc(a)	1,715,888
44,383	Prestige Brands Holdings Inc(a)(b)	1,496,595
32,989	QUIDEL Corp(a)	1,709,160
14,726	SpartanNash Co	253,434
123,648	SunOpta Inc(a)(b)	877,901
58,412	Varex Imaging Corp(a)	2,089,981
48,300	Viad Corp	2,533,335
12,898	WEX Inc(a)	2,020,085
		36,204,202
Diversified — 0.71%
104,349	HRG Group Inc(a)	1,720,715
Energy — 4.96%
19,928	Arch Coal Inc Class A	1,830,985
72,529	C&J Energy Services Inc(a)	1,872,699
87,453	Gulfport Energy Corp(a)(b)	843,921
50,193	Natural Gas Services Group Inc(a)	1,197,103
127,648	QEP Resources Inc(a)	1,249,674
77,101	RPC Inc(b)	1,390,131
238,601	SRC Energy Inc(a)	2,250,007
62,753	TPI Composites Inc(a)	1,408,805
		12,043,325
Financial — 32.07%
33,757	American Campus Communities Inc REIT	1,303,695
68,990	BancorpSouth Inc	2,193,882
29,021	Bank of the Ozarks Inc(b)	1,400,844
98,325	BBX Capital Corp	905,573
48,932	Bryn Mawr Bank Corp	2,150,561
58,931	Cannae Holdings Inc(a)	1,111,439
22,114	Carolina Financial Corp	868,638
57,917	Cathay General Bancorp	2,315,522
78,245	CenterState Banks Inc	2,075,840
44,860	Chemical Financial Corp	2,452,945
77,104	CubeSmart REIT	2,174,333
94,687	CVB Financial Corp	2,143,714
27,370	CyrusOne Inc REIT	1,401,618
64,521	Employers Holdings Inc	2,609,874
17,100	Federal Agricultural Mortgage Corp Class C	1,488,042
28,556	First American Financial Corp	1,675,666
80,552	First Financial Bancorp	2,364,201
30,612	First Financial Bankshares Inc(b)	1,417,336

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
61,276	Hercules Technology Growth Capital Inc	$ 741,440
55,163	Hersha Hospitality Trust REIT	987,418
93,155	Home BancShares Inc	2,124,866
28,147	Iberiabank Corp	2,195,466
143,984	iStar Inc REIT	1,464,317
49,847	JBG Smith REIT	1,680,342
34,352	LegacyTexas Financial Group Inc	1,470,953
8,285	Meta Financial Group Inc	904,722
25,437	National Retail Properties Inc REIT	998,657
48,966	OceanFirst Financial Corp	1,309,841
42,923	PacWest Bancorp	2,125,976
26,553	Pinnacle Financial Partners Inc	1,704,703
58,745	Popular Inc	2,444,967
51,865	PRA Group Inc(a)	1,970,870
32,610	ProAssurance Corp	1,583,215
36,889	Prosperity Bancshares Inc	2,679,248
15,297	Reinsurance Group of America Inc	2,355,738
140,175	Retail Opportunity Investments Corp REIT(b)	2,476,892
41,598	Rexford Industrial Realty Inc REIT	1,197,606
39,842	Sabra Health Care Inc REIT	703,211
12,676	Signature Bank(a)	1,799,358
15,352	Stewart Information Services Corp	674,567
37,675	Stifel Financial Corp	2,231,490
23,809	Texas Capital Bancshares Inc(a)	2,140,429
68,372	Triumph Bancorp Inc(a)	2,816,926
35,469	Wintrust Financial Corp	3,052,107
		77,889,048
Industrial — 18.65%
19,027	Advanced Energy Industries Inc(a)	1,215,825
62,658	Aerojet Rocketdyne Holdings Inc(a)	1,752,544
12,132	Alamo Group Inc	1,333,307
17,673	Albany International Corp Class A	1,108,097
24,135	Altra Industrial Motion Corp(b)	1,109,003
20,788	Apogee Enterprises Inc(b)	901,160
31,594	Armstrong World Industries Inc(a)	1,778,742
25,321	Belden Inc(b)	1,745,630
31,045	BWX Technologies Inc	1,972,289
19,082	Clean Harbors Inc(a)	931,392
47,094	Columbus McKinnon Corp	1,687,849
22,717	EnPro Industries Inc	1,757,842
57,931	Evoqua Water Technologies Corp(a)	1,233,351
21,343	Genesee & Wyoming Inc Class A(a)	1,510,871
26,421	Haynes International Inc	980,483
45,115	II-VI Inc(a)	1,845,204
Shares		Fair Value
Industrial — (continued)
22,029	John Bean Technologies Corp(b)	$ 2,498,089
19,667	Kimball Electronics Inc(a)	317,622
16,238	Kirby Corp(a)	1,249,514
20,141	Littelfuse Inc	4,192,953
18,218	Masonite International Corp(a)	1,117,674
31,064	Methode Electronics Inc	1,214,602
23,591	MYR Group Inc(a)	727,075
16,998	Old Dominion Freight Line Inc	2,498,196
49,581	Raven Industries Inc	1,737,814
10,928	RBC Bearings Inc(a)	1,357,258
11,081	Rogers Corp(a)	1,324,623
21,342	Standex International Corp	2,034,960
19,991	US Concrete Inc(a)(b)	1,207,456
51,535	Vishay Intertechnology Inc	958,551
		45,299,976
Technology — 7.15%
36,454	Commercehub Class C(a)	819,851
23,307	CommVault Systems Inc(a)	1,333,161
113,238	Conduent Inc(a)	2,110,756
40,705	Cray Inc(a)	842,594
25,310	CSG Systems International Inc	1,146,290
74,790	Digi International Inc(a)	770,337
51,504	Donnelley Financial Solutions Inc(a)	884,324
18,305	DST Systems Inc	1,531,213
37,706	Mellanox Technologies Ltd(a)(b)	2,746,882
31,327	Semtech Corp(a)	1,223,319
57,278	Teradyne Inc	2,618,177
31,332	Verint Systems Inc(a)	1,334,743
		17,361,647
Utilities — 1.96%
40,224	ALLETE Inc	2,906,184
34,364	NorthWestern Corp	1,848,783
		4,754,967
TOTAL COMMON STOCK — 97.91% (Cost $173,518,751)		$237,762,634

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.02%
$4,900,000	Federal Home Loan Bank 1.42%, 04/02/2018	$ 4,899,428
Repurchase Agreements — 8.35%
4,819,368	Undivided interest of 11.58% in a repurchase agreement (principal amount/value $41,680,145 with a maturity value of $41,688,527) with BNP Paribas Securities Corp, 1.81%, dated 3/29/18 to be repurchased at $4,819,368 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.13%, 5/15/18 - 9/9/49, with a value of $42,513,748.(c)	4,819,368
4,819,368	Undivided interest of 3.35% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $4,819,368 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(c)	4,819,368
4,819,368	Undivided interest of 3.37% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $4,819,368 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(c)	4,819,368
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,819,368	Undivided interest of 3.70% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $4,819,368 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(c)	$ 4,819,368
1,013,612	Undivided interest of 37.52% in a repurchase agreement (principal amount/value $2,704,299 with a maturity value of $2,704,828) with Bank of Montreal, 1.76%, dated 3/29/18 to be repurchased at $1,013,612 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 4/26/18 - 9/9/49, with a value of $2,758,386.(c)	1,013,612
		20,291,084
SHORT TERM INVESTMENTS — 10.37% (Cost $25,190,512)		$ 25,190,512
TOTAL INVESTMENTS — 108.28% (Cost $198,709,263)		$262,953,146
OTHER ASSETS & LIABILITIES, NET — (8.28)%		$ (20,102,479)
TOTAL NET ASSETS — 100.00%		$242,850,667

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 29, 2018

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 237,762,634	$ —	$ —	$ 237,762,634
Short Term Investments	—	25,190,512	—	25,190,512
Total Assets	$ 237,762,634	$ 25,190,512	$ 0	$ 262,953,146
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.21%
62,306	Alcoa Corp(a)	$ 2,801,278
71,949	Carpenter Technology Corp	3,174,390
2,209	Celanese Corp Series A	221,364
350,543	Freeport-McMoRan Inc(a)	6,159,040
142,311	Huntsman Corp	4,162,597
50,882	International Paper Co	2,718,625
122,361	Steel Dynamics Inc	5,410,803
		24,648,097
Communications — 4.34%
132,853	ARRIS International PLC(a)	3,529,904
2,905	F5 Networks Inc(a)	420,092
201,302	Interpublic Group of Cos Inc	4,635,985
23,146	John Wiley & Sons Inc Class A	1,474,400
49,776	Juniper Networks Inc	1,211,050
30,300	Liberty Expedia Holdings Inc Class A(a)	1,190,184
27,743	Motorola Solutions Inc	2,921,338
304,350	News Corp Class A	4,808,730
2,209	Palo Alto Networks Inc(a)	400,978
4,744	TripAdvisor Inc(a)(b)	193,982
77,144	Twitter Inc(a)	2,237,947
77,311	Viacom Inc Class B	2,401,280
		25,425,870
Consumer, Cyclical — 10.58%
35,550	Alaska Air Group Inc(b)	2,202,678
102,429	Best Buy Co Inc	7,169,006
42,705	BorgWarner Inc	2,145,072
14,989	Burlington Stores Inc(a)	1,995,785
23,707	Copa Holdings SA Class A	3,049,432
75,093	DR Horton Inc	3,292,077
31,392	Foot Locker Inc	1,429,592
43,316	Gap Inc	1,351,459
13,123	Goodyear Tire & Rubber Co	348,809
45,608	Hilton Worldwide Holdings Inc	3,592,086
41,697	JetBlue Airways Corp(a)	847,283
17,223	L Brands Inc	658,091
22,893	Lear Corp	4,260,158
154,216	MGM Resorts International	5,400,644
9,107	Nordstrom Inc	440,870
22,120	Nu Skin Enterprises Inc Class A	1,630,465
152,396	PulteGroup Inc	4,494,158
42,980	Royal Caribbean Cruises Ltd	5,060,465
26,572	Tiffany & Co	2,595,022
3,578	Toro Co	223,446
65,979	Urban Outfitters Inc(a)	2,438,584
8,172	Vail Resorts Inc	1,811,733
Shares		Fair Value
Consumer, Cyclical — (continued)
35,873	Whirlpool Corp	$ 5,492,515
		61,929,430
Consumer, Non-Cyclical — 8.77%
10,102	Avis Budget Group Inc(a)(b)	473,178
7,921	Centene Corp(a)	846,517
179,337	ConAgra Foods Inc	6,613,949
5,222	Edgewell Personal Care Co(a)	254,938
4,641	Edwards Lifesciences Corp(a)	647,512
35,368	Envision Healthcare Corp(a)(b)	1,359,192
59,684	Exelixis Inc(a)	1,322,001
96,976	H&R Block Inc	2,464,160
7,096	Hershey Co	702,220
7,280	IHS Markit Ltd(a)	351,187
2,061	Ingredion Inc	265,704
5,935	Jazz Pharmaceuticals PLC(a)	896,126
1,827	Laboratory Corp of America Holdings(a)	295,517
76,190	LifePoint Health Inc(a)	3,580,930
18,147	ManpowerGroup Inc	2,088,720
75,745	Molson Coors Brewing Co Class B	5,705,871
55,433	Mylan NV(a)	2,282,177
28,491	Nielsen Holdings PLC	905,729
33,720	Perrigo Co PLC	2,810,225
30,361	Pinnacle Foods Inc	1,642,530
9,596	Quest Diagnostics Inc	962,479
91,189	US Foods Holding Corp(a)	2,988,263
16,398	Varian Medical Systems Inc(a)	2,011,215
20,995	WellCare Health Plans Inc(a)	4,065,262
13,634	Zimmer Biomet Holdings Inc	1,486,651
51,575	Zoetis Inc	4,307,028
		51,329,281
Energy — 7.13%
47,498	Andeavor Corp	4,776,399
319,337	CNX Resources Corp(a)	4,927,370
27,050	CONSOL Energy Inc(a)	783,639
8,262	Continental Resources Inc(a)	487,045
19,436	Devon Energy Corp	617,870
116,885	HollyFrontier Corp	5,711,001
352,230	Marathon Oil Corp	5,681,470
132,497	Marathon Petroleum Corp	9,686,856
94,987	National Oilwell Varco Inc	3,496,471
3,441	Newfield Exploration Co(a)	84,029
29,943	Oceaneering International Inc	555,143
106,883	PBF Energy Inc Class A	3,623,334
53,652	Williams Cos Inc	1,333,789
		41,764,416
Financial — 35.98%
227,694	Ally Financial Inc	6,181,892
233,854	American Homes 4 Rent REIT Class A	4,695,788

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
2,631	American National Insurance Co	$ 307,722
12,169	Ameriprise Financial Inc	1,800,282
38,415	Annaly Capital Management Inc REIT	400,668
135,919	Apple Hospitality Inc REIT	2,388,097
67,199	Arch Capital Group Ltd(a)	5,751,562
71,905	Arthur J Gallagher & Co	4,942,031
137,680	Assured Guaranty Ltd	4,984,016
46,521	Athene Holding Ltd Class A(a)	2,224,169
350,483	BGC Partners Inc Class A	4,713,996
58,722	Brandywine Realty Trust REIT	932,505
92,144	Brown & Brown Inc	2,344,143
118,616	CBRE Group Inc Class A(a)	5,601,047
178,054	Citizens Financial Group Inc	7,474,707
70,770	Comerica Inc	6,788,966
61,304	Corporate Office Properties Trust REIT	1,583,482
153,614	Empire State Realty Trust Inc REIT Class A	2,579,179
252,984	Forest City Realty Trust Inc REIT Class A	5,125,456
140,518	Gaming & Leisure Properties Inc REIT	4,703,137
50,784	Hospitality Properties Trust REIT	1,286,867
344,287	Host Hotels & Resorts Inc REIT	6,417,510
33,151	Hudson Pacific Properties Inc REIT	1,078,402
95,118	Huntington Bancshares Inc	1,436,282
138,264	Iron Mountain Inc REIT	4,543,355
31,636	Jones Lang LaSalle Inc	5,524,911
292,721	KeyCorp	5,722,696
324,352	Kimco Realty Corp REIT	4,670,669
13,949	Lamar Advertising Co REIT Class A	887,993
224,947	Leucadia National Corp	5,113,045
21,803	M&T Bank Corp	4,019,601
41,752	Mack-Cali Realty Corp REIT	697,676
18,110	Mid-America Apartment Communities Inc REIT	1,652,356
97,388	Navient Corp	1,277,731
132,027	Old Republic International Corp	2,831,979
38,248	Outfront Media Inc REIT	716,768
51,556	PacWest Bancorp	2,553,569
50,393	Park Hotels & Resorts Inc REIT	1,361,619
14,732	People's United Financial Inc	274,899
267,073	Piedmont Office Realty Trust Inc REIT Class A	4,697,814
17,633	Progressive Corp	1,074,379
142,343	Prologis Inc REIT	8,966,186
182,840	Realogy Holdings Corp(b)	4,987,875
298,803	Regions Financial Corp	5,551,760
37,456	Reinsurance Group of America Inc	5,768,224
Shares		Fair Value
Financial — (continued)
97,793	Retail Properties of America Inc REIT Class A	$ 1,140,266
123,618	Santander Consumer USA Holdings Inc	2,014,973
22,589	SBA Communications Corp REIT(a)	3,860,912
58,985	SL Green Realty Corp REIT(b)	5,711,518
99,289	SunTrust Banks Inc	6,755,624
18,207	SVB Financial Group(a)	4,369,862
215,833	Synchrony Financial	7,236,880
100,807	Synovus Financial Corp	5,034,302
66,234	Torchmark Corp	5,574,916
131,838	Two Harbors Investment Corp REIT	2,026,350
4,258	UMB Financial Corp	308,237
27,164	Unum Group	1,293,278
63,334	VEREIT Inc REIT	440,805
2,077	Western Alliance Bancorp(a)	120,694
57,670	Weyerhaeuser Co REIT	2,018,450
4,985	White Mountains Insurance Group Ltd	4,100,262
		210,644,340
Industrial — 14.04%
4,088	Acuity Brands Inc(b)	569,009
82,896	AECOM (a)	2,953,584
70,110	AGCO Corp	4,546,633
83,724	AMETEK Inc	6,360,512
17,908	Cummins Inc	2,902,708
11,721	Esterline Technologies Corp(a)	857,391
76,726	Expeditors International of Washington Inc	4,856,756
13,266	Fortune Brands Home & Security Inc	781,235
195,699	Gentex Corp	4,504,991
270,889	Graphic Packaging Holding Co	4,158,146
9,603	Harris Corp	1,548,772
68,029	Ingersoll-Rand PLC	5,817,160
171,836	Jabil Circuit Inc	4,936,848
54,432	Kansas City Southern	5,979,355
63,852	Louisiana-Pacific Corp	1,837,022
111,535	Masco Corp	4,510,475
627	Mettler-Toledo International Inc(a)	360,544
71,505	National Instruments Corp	3,616,008
131,187	Owens-Illinois Inc(a)	2,841,510
2,910	Regal Beloit Corp	213,449
16,265	Roper Technologies Inc	4,565,423
55,860	Ryder System Inc	4,066,049
84,723	Werner Enterprises Inc	3,092,390
98,222	Westrock Co	6,302,906
		82,178,876
Technology — 3.88%
47,157	Citrix Systems Inc(a)	4,376,170
117,765	Conduent Inc(a)	2,195,140

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
2,376	KLA-Tencor Corp	$ 259,008
63,092	NetApp Inc	3,892,145
18,172	Splunk Inc(a)	1,787,943
51,497	Teradyne Inc	2,353,928
85,127	Western Digital Corp	7,854,668
		22,719,002
Utilities — 8.17%
486,923	AES Corp	5,536,315
135,966	CenterPoint Energy Inc	3,725,468
141,696	CMS Energy Corp	6,417,412
3,809	DTE Energy Co	397,660
53,596	Edison International	3,411,921
180,390	MDU Resources Group Inc	5,079,783
46,236	NRG Energy Inc	1,411,585
18,787	OGE Energy Corp	615,650
49,618	Pinnacle West Capital Corp	3,959,516
258,063	PPL Corp	7,300,602
119,900	UGI Corp	5,325,958
222,445	Vistra Energy Corp(a)(b)	4,633,529
		47,815,399
TOTAL COMMON STOCK — 97.10% (Cost $542,030,088)		$568,454,711
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.75%
$806,377	Undivided interest of 10.70% in a repurchase agreement (principal amount/value $7,548,167 with a maturity value of $7,549,651) with Scotia Capital (USA) Inc, 1.77%, dated 3/29/18 to be repurchased at $806,377 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 4/19/18 - 9/9/49, with a value of $7,699,509.(c)	806,377
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,832,758	Undivided interest of 12.19% in a repurchase agreement (principal amount/value $31,461,736 with a maturity value of $31,468,098) with BNP Paribas Securities Corp, 1.82%, dated 3/29/18 to be repurchased at $3,832,758 on 4/2/18 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 1.00% - 7.00%, 9/1/25 - 2/15/48, with a value of $32,090,971.(c)	$ 3,832,758
3,832,758	Undivided interest of 2.66% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $3,832,758 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(c)	3,832,758
3,832,758	Undivided interest of 2.68% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $3,832,758 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(c)	3,832,758

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,832,758	Undivided interest of 59.15% in a repurchase agreement (principal amount/value $6,484,190 with a maturity value of $6,485,472) with HSBC Securities (USA) Inc, 1.78%, dated 3/29/18 to be repurchased at $3,832,758 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 5/15/18 - 1/15/37, with a value of $6,637,516.(c)	$ 3,832,758
SHORT TERM INVESTMENTS — 2.75% (Cost $16,137,409)		$ 16,137,409
TOTAL INVESTMENTS — 99.85% (Cost $558,167,497)		$584,592,120
OTHER ASSETS & LIABILITIES, NET — 0.15%		$ 850,424
TOTAL NET ASSETS — 100.00%		$585,442,544
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	24	4,691,880	June 2018	$(172,440)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 29, 2018

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 568,454,711	$ —	$ —	$ 568,454,711
Short Term Investments	—	16,137,409	—	16,137,409
Total Assets	$ 568,454,711	$ 16,137,409	$ 0	$ 584,592,120
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (172,440)	$ —	$ —	$ (172,440)
Total Liabilities	$ (172,440)	$ 0	$ 0	$ (172,440)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 18 futures contracts for the reporting period.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.33%
27,600	Air Products & Chemicals Inc	$ 4,389,228
187,000	Alcoa Corp(a)	8,407,520
94,000	CF Industries Holdings Inc	3,546,620
150,275	DowDuPont Inc	9,574,020
		25,917,388
Communications — 5.91%
256,600	AT&T Inc	9,147,790
17,203	Charter Communications Inc Class A(a)	5,353,918
159,050	Cisco Systems Inc	6,821,655
204,400	Comcast Corp Class A	6,984,348
31,000	DISH Network Corp Class A(a)	1,174,590
62,956	Verizon Communications Inc	3,010,556
104,081	Vodafone Group PLC Sponsored ADR	2,895,533
		35,388,390
Consumer, Cyclical — 6.35%
58,900	Aptiv PLC	5,004,733
20,233	Delphi Technologies PLC	964,102
148,172	General Motors Co	5,384,571
67,338	Hilton Worldwide Holdings Inc	5,303,541
25,300	Home Depot Inc	4,509,472
23,700	O'Reilly Automotive Inc(a)	5,862,906
101,900	PulteGroup Inc	3,005,031
93,600	Southwest Airlines Co	5,361,408
39,900	Walgreens Boots Alliance Inc	2,612,253
		38,008,017
Consumer, Non-Cyclical — 18.54%
40,600	Amgen Inc	6,921,488
181,600	AstraZeneca PLC Sponsored ADR(b)	6,350,552
44,784	Becton Dickinson & Co	9,704,693
45,500	Cigna Corp	7,632,170
127,004	Coty Inc Class A	2,324,173
76,100	Danaher Corp	7,450,951
55,700	Dr Pepper Snapple Group Inc	6,593,766
65,300	Eli Lilly & Co	5,052,261
96,200	Gilead Sciences Inc	7,252,518
93,830	Johnson & Johnson	12,024,314
52,900	Kimberly-Clark Corp	5,825,877
60,100	Kraft Heinz Co	3,743,629
259,400	Kroger Co	6,210,036
119,800	Merck & Co Inc	6,525,506
84,100	Molson Coors Brewing Co Class B	6,335,253
56,800	PepsiCo Inc	6,199,720
138,028	Pfizer Inc	4,898,614
		111,045,521
Energy — 11.10%
86,512	Anadarko Petroleum Corp	5,226,190
Shares		Fair Value
Energy — (continued)
170,800	ConocoPhillips	$ 10,126,732
52,700	EOG Resources Inc	5,547,729
140,500	Exxon Mobil Corp	10,482,705
97,500	Halliburton Co	4,576,650
210,700	Kinder Morgan Inc	3,173,142
542,767	Marathon Oil Corp	8,754,831
11,100	Pioneer Natural Resources Co	1,906,758
94,800	Suncor Energy Inc	3,273,685
101,402	Total SA	5,812,337
81,800	Valero Energy Corp	7,588,586
		66,469,345
Financial — 26.76%
148,000	American International Group Inc	8,054,160
46,537	American Tower Corp REIT	6,763,688
207,500	Assured Guaranty Ltd	7,511,500
705,380	Bank of America Corp	21,154,346
34,600	Boston Properties Inc REIT	4,263,412
47,200	Capital One Financial Corp	4,522,704
152,700	Charles Schwab Corp	7,973,994
266,133	Citigroup Inc	17,963,977
166,300	Gaming & Leisure Properties Inc REIT	5,566,061
26,900	Goldman Sachs Group Inc	6,775,034
94,600	Hartford Financial Services Group Inc	4,873,792
66,500	Invesco Ltd	2,128,665
224,610	JPMorgan Chase & Co	24,700,362
199,400	KeyCorp	3,898,270
239,000	KKR & Co LP	4,851,700
250,383	MFA Financial Inc REIT	1,885,384
91,172	Oportun Financial Corp(a)(c)	257,242
309,039	Radian Group Inc	5,884,102
399,800	Regions Financial Corp	7,428,284
70,420	State Street Corp	7,022,987
128,510	Wells Fargo & Co	6,735,209
		160,214,873
Industrial — 10.12%
24,210	Airbus Group SE	2,802,498
94,600	Ball Corp(b)	3,756,566
18,500	Cummins Inc	2,998,665
43,100	Emerson Electric Co	2,943,730
137,900	General Electric Co	1,858,892
27,700	Honeywell International Inc	4,002,927
173,447	Johnson Controls International PLC	6,112,272
46,610	Northrop Grumman Corp	16,272,483
42,400	Raytheon Co	9,150,768
88,100	Sealed Air Corp(b)	3,769,799
51,600	Union Pacific Corp	6,936,588
		60,605,188
Technology — 9.70%
66,780	Apple Inc	11,204,348

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
77,000	DXC Technology Co	$ 7,740,810
52,700	Fidelity National Information Services Inc	5,075,010
100,000	Intel Corp	5,208,000
217,030	Microsoft Corp	19,808,328
93,800	ON Semiconductor Corp(a)	2,294,348
30,700	QUALCOMM Inc	1,701,087
48,900	Texas Instruments Inc	5,080,221
		58,112,152
Utilities — 3.90%
49,700	American Electric Power Co Inc	3,408,923
73,800	Edison International	4,698,108
133,400	Exelon Corp	5,203,934
17,200	NextEra Energy Inc	2,809,276
149,200	NRG Energy Inc	4,555,076
60,878	PG&E Corp	2,674,371
		23,349,688
TOTAL COMMON STOCK — 96.71% (Cost $460,722,099)		$579,110,562
CONVERTIBLE PREFERRED STOCK
Financial — 0.81%
16,113	Mandatory Exchangeable Trust, 5.75%(d)	3,328,245
249	Oportun Financial Corp Series A-1, 0.00%(a)(c)	703
4,308	Oportun Financial Corp Series B-1, 0.00%(a)(c)	13,434
6,261	Oportun Financial Corp Series C-1, 0.00%(a)(c)	31,550
9,082	Oportun Financial Corp Series D-1, 0.00%(a)(c)	45,765
4,722	Oportun Financial Corp Series E-1, 0.00%(a)(c)	25,664
10,190	Oportun Financial Corp Series F, 0.00%(a)(c)	77,477
77,015	Oportun Financial Corp Series F-1, 0.00%(a)(c)	217,298
97,385	Oportun Financial Corp Series G-1, 0.00%(a)(c)	274,772
300,220	Oportun Financial Corp Series H, 0.08%(a)(c)	846,260
TOTAL CONVERTIBLE PREFERRED STOCK — 0.81% (Cost $3,051,500)		$ 4,861,168
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.08%
$12,500,000	Federal Home Loan Bank 1.42%, 04/02/2018	$ 12,498,542
Repurchase Agreements — 1.52%
2,160,019	Undivided interest of 1.50% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $2,160,019 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(e)	2,160,019
2,160,019	Undivided interest of 1.51% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $2,160,019 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(e)	2,160,019
2,160,019	Undivided interest of 15.05% in a repurchase agreement (principal amount/value $14,358,917 with a maturity value of $14,361,789) with ING Financial Markets LLC, 1.80%, dated 3/29/18 to be repurchased at $2,160,019 on 4/2/18 collateralized by various U.S. Government Agency securities, 2.19% - 6.00%, 9/1/26 - 2/1/48, with a value of $14,646,095.(e)	2,160,019

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,160,019	Undivided interest of 5.19% in a repurchase agreement (principal amount/value $41,680,145 with a maturity value of $41,688,527) with BNP Paribas Securities Corp, 1.81%, dated 3/29/18 to be repurchased at $2,160,019 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.13%, 5/15/18 - 9/9/49, with a value of $42,513,748.(e)	$ 2,160,019
454,303	Undivided interest of 6.03% in a repurchase agreement (principal amount/value $7,548,167 with a maturity value of $7,549,651) with Scotia Capital (USA) Inc, 1.77%, dated 3/29/18 to be repurchased at $454,303 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 4/19/18 - 9/9/49, with a value of $7,699,509.(e)	454,303
		9,094,379
SHORT TERM INVESTMENTS — 3.60% (Cost $21,592,921)		$ 21,592,921
TOTAL INVESTMENTS — 101.12% (Cost $485,366,520)		$605,564,651
OTHER ASSETS & LIABILITIES, NET — (1.12)%		$ (6,726,745)
TOTAL NET ASSETS — 100.00%		$598,837,906
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2018.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 29, 2018, the aggregate cost and fair value of 144A securities was $1,503,085 and $3,328,245, respectively, representing 0.56% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
At March 29, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	GBP	1,217,200	USD	1,738,019	June 20, 2018	$(24,377)
CIT	USD	3,466,414	CAD	4,328,500	April 18, 2018	105,448
CIT	USD	8,074,029	EUR	6,564,500	June 20, 2018	(54,013)
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	15,292,374	GBP	11,092,000	June 20, 2018	$(323,567)
					Net Depreciation	$(296,509)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 570,238,485	$ 8,614,835	$ 257,242	$ 579,110,562
Convertible Preferred Stock	—	3,328,245	1,532,923	4,861,168
Short Term Investments	—	21,592,921	—	21,592,921
Total investments, at fair value:	570,238,485	33,536,001	1,790,165	605,564,651
Other Financial Investments:
Forward Foreign Currency Contracts	—	105,448	—	105,448
Total Assets	$ 570,238,485	$ 33,641,449	$ 1,790,165	$ 605,670,099
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts	$ —	$ (401,957)	$ —	$ (401,957)
Total Liabilities	$ 0	$ (401,957)	$ 0	$ (401,957)

March 29, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $8,282,902 in forward contracts for the reporting period.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 410,210	Academy Ltd(b) 5.77%, 07/01/2022 3-mo. LIBOR + 4.00%	$ 325,775
334,370	Air Methods TLB(b) 5.19%, 04/22/2024 3-mo. LIBOR + 3.50%	335,205
81,600	Arclin Inc(b) 10.44%, 02/07/2025 3-mo. LIBOR + 8.75%	82,314
620,000	Asurion Corp(b) 7.65%, 08/04/2025 3-mo. LIBOR + 6.00%	637,050
1,007,475	Avaya Inc(b) 6.54%, 11/08/2024 3-mo. LIBOR + 4.75%	1,014,401
1,066,937	Brand Energy(b) 6.00%, 06/21/2024 3-mo. LIBOR + 4.25%	1,074,791
615,000	California Resources Corp(b) 6.34%, 12/31/2022 3-mo. LIBOR + 4.75%	624,609
229,451	Capital Automotive LP(b) 7.65%, 03/24/2025 3-mo. LIBOR + 6.00%	230,598
265,000	CCC Info(b) 8.40%, 04/28/2025 3-mo. LIBOR + 6.75%	268,754
680,000	Chesapeake Energy Corp(b) 9.44%, 08/23/2021 3-mo. LIBOR + 7.50%	721,012
116,914	CPG International Inc(b) 5.59%, 05/05/2024 3-mo. LIBOR + 3.75%	117,937
377,592	Forterra Inc(b) 4.65%, 10/25/2023 3-mo. LIBOR + 3.00%	348,014
633,835	FTS International Inc(b) 6.41%, 04/16/2021 3-mo. LIBOR + 4.75%	634,363
201,351	Gates Global TLB(b) 4.44%, 04/01/2024 3-mo. LIBOR + 3.00%	202,383
160,988	Getty Images Inc(b) 5.19%, 10/18/2019 3-mo. LIBOR + 3.50%	154,079
403,000	iHeartcommunications Inc(b)(c)(d) 8.44%, 01/30/2019 3-mo. LIBOR + 6.75%	320,448
670,041	J Crew Group(b) 4.49%, 03/05/2021 3-mo. LIBOR + 3.00%	485,780
582,363	KCA Deutag(b) 7.65%, 05/16/2020 3-mo. LIBOR + 5.25%	573,628
415,000	Kronos Inc(b) 10.02%, 11/01/2024 3-mo. LIBOR + 8.25%	429,871
1,340,000	Navistar Inc(b) 5.21%, 11/06/2024 3-mo. LIBOR + 3.50%	1,348,375
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 425,000	ORYX (b)(e) 4.90%, 02/28/2025 3-mo. LIBOR + 3.25%	$ 425,000
963,410	Revlon Consumer Products Corp(b) 5.22%, 11/16/2020 3-mo. LIBOR + 3.50%	760,826
	Robert Shaw(b)
415,000	5.19%,02/14/2025 3-mo. LIBOR + 3.50%	418,113
390,000	9.69%,02/13/2026 (e) 3-mo. LIBOR + 8.00%	390,000
530,000	Solenis International LP(b) 8.73%, 07/29/2022 3-mo. LIBOR + 6.75%	501,734
	Talbots Inc(b)
520,394	6.15%,03/19/2020 3-mo. LIBOR + 4.50%	513,889
264,851	10.15%,03/19/2021 (e) 3-mo. LIBOR + 8.50%	256,906
710,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(b)(e) 3.00%, 03/14/2025 3-mo. LIBOR + 3.00%	708,447
365,000	Traverse TLB(b) 5.85%, 09/27/2024 3-mo. LIBOR + 4.00%	367,205
338,604	Vertiv TLB(b) 5.67%, 11/30/2023 3-mo. LIBOR + 5.00%	341,143
TOTAL BANK LOANS — 4.73% (Cost $14,808,904)		$ 14,612,650
CORPORATE BONDS AND NOTES
Basic Materials — 7.98%
290,000	A Schulman Inc 6.88%, 06/01/2023	305,950
320,000	AK Steel Corp(f) 6.38%, 10/15/2025	301,600
	Allegheny Technologies Inc
290,000	5.95%, 01/15/2021	295,800
350,000	7.88%, 08/15/2023(f)	380,625
800,000	Alpha 3 BV / Alpha US Bidco Inc(g) 6.25%, 02/01/2025	810,000
	ArcelorMittal
445,000	6.13%, 06/01/2025	483,937
675,000	7.25%, 10/15/2039	798,187
485,000	Axalta Coating Systems(g) 4.88%, 08/15/2024	486,819
870,000	Big River Steel / BRS Finance Corp(g) 7.25%, 09/01/2025	902,625
585,000	CF Industries Inc 4.95%, 06/01/2043	510,412
	Chemours Co
300,000	6.63%, 05/15/2023(f)	315,000
510,000	7.00%, 05/15/2025	550,800
300,000	5.38%, 05/15/2027	300,750

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 1,045,000	Compass Minerals International Inc(g) 4.88%, 07/15/2024	$ 1,025,406
	Constellium NV(g)
500,000	5.75%, 05/15/2024	490,000
305,000	6.63%, 03/01/2025(f)	308,813
250,000	5.88%, 02/15/2026	246,250
770,000	CSTN Merger Sub Inc(g) 6.75%, 08/15/2024	765,919
	First Quantum Minerals Ltd(g)
200,000	7.25%, 05/15/2022	200,000
360,000	7.25%, 04/01/2023	354,600
295,000	6.50%, 03/01/2024	279,513
1,085,000	7.50%, 04/01/2025	1,065,334
530,000	6.88%, 03/01/2026	503,500
550,000	Freeport-McMoRan Inc 6.88%, 02/15/2023	589,875
	GCP Applied Technologies Inc(g)
780,000	9.50%, 02/01/2023	858,702
485,000	5.50%, 04/15/2026	483,787
515,000	Hudbay Minerals Inc(g) 7.63%, 01/15/2025	543,969
565,000	Ingevity Corp(g) 4.50%, 02/01/2026	543,812
315,000	Joseph T Ryerson & Son Inc(g) 11.00%, 05/15/2022	347,288
	Kraton Polymers LLC / Kraton Polymers Capital Corp(g)
455,000	10.50%, 04/15/2023(f)	505,050
345,000	7.00%, 04/15/2025	357,075
	Mercer International Inc
230,000	7.75%, 12/01/2022	244,375
710,000	6.50%, 02/01/2024	743,725
355,000	5.50%, 01/15/2026(g)	352,338
	New Gold Inc(g)
485,000	6.25%, 11/15/2022	495,306
170,000	6.38%, 05/15/2025	173,825
240,000	Northwest Acquisitions ULC / Dominion Finco Inc(g) 7.13%, 11/01/2022	244,800
	NOVA Chemicals Corp(g)
235,000	4.88%, 06/01/2024	225,013
485,000	5.25%, 06/01/2027	460,750
1,085,000	Platform Specialty Products Corp(g) 5.88%, 12/01/2025	1,060,587
890,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	1,070,225
	Steel Dynamics Inc
473,000	5.25%, 04/15/2023	478,912
295,000	5.50%, 10/01/2024	304,204
185,000	4.13%, 09/15/2025	176,213
340,000	5.00%, 12/15/2026	340,000
	Teck Resources Ltd
345,000	4.75%, 01/15/2022	349,313
365,000	3.75%, 02/01/2023	350,838
80,000	8.50%, 06/01/2024(f)(g)	88,896
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 430,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(g) 5.38%, 09/01/2025	$ 422,475
240,000	Tronox Finance PLC(g) 5.75%, 10/01/2025	233,400
485,000	Tronox Inc(g) 6.50%, 04/15/2026	485,000
415,000	WR Grace & Co-Conn(g) 5.63%, 10/01/2024	427,450
		24,639,043
Communications — 13.85%
200,000	Altice Financing SA(g) 6.63%, 02/15/2023	198,000
600,000	Altice Finco SA(f)(g) 7.63%, 02/15/2025	591,750
	Altice SA(f)(g)
935,000	7.75%, 05/15/2022	867,212
300,000	7.63%, 02/15/2025	256,500
45,000	Cablevision Systems Corp 8.00%, 04/15/2020	47,447
895,000	CBS Radio Inc(f)(g) 7.25%, 11/01/2024	911,781
	CCO Holdings LLC / CCO Holdings Capital Corp
265,000	5.25%, 09/30/2022	268,978
1,100,000	5.13%, 05/01/2023(g)	1,101,375
1,055,000	5.88%, 04/01/2024(g)	1,073,462
485,000	5.75%, 02/15/2026(g)	482,580
375,000	5.50%, 05/01/2026(g)	367,031
	CenturyLink Inc
55,000	5.63%, 04/01/2020	55,413
380,000	6.75%, 12/01/2023(f)	369,550
	Cequel Communications Holdings I LLC / Cequel Capital Corp(g)
1,075,000	5.13%, 12/15/2021	1,072,882
820,000	7.75%, 07/15/2025	867,150
780,000	7.50%, 04/01/2028	797,550
	Clear Channel Worldwide Holdings Inc
370,000	7.63%, 03/15/2020	369,538
605,000	6.50%, 11/15/2022	615,587
	CommScope Technologies Finance LLC(g)
1,095,000	6.00%, 06/15/2025	1,139,347
735,000	5.00%, 03/15/2027	698,250
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	395,675
890,000	5.25%, 06/01/2024	846,612
	Digicel Ltd(g)
280,000	6.00%, 04/15/2021	262,850
605,000	6.75%, 03/01/2023	545,184
360,000	DISH DBS Corp 5.88%, 11/15/2024	320,850
532,000	DISH Network Corp 3.38%, 08/15/2026	512,422

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Frontier Communications Corp(f)
$ 470,000	10.50%, 09/15/2022	$ 393,075
180,000	11.00%, 09/15/2025	134,888
780,000	8.50%, 04/01/2026(g)	756,600
450,000	Gray Television Inc(g) 5.88%, 07/15/2026	437,625
670,000	iHeartCommunications Inc 9.00%, 12/15/2019	528,463
26,000	Intelsat Connect Finance SA(f)(g) 12.50%, 04/01/2022	19,955
	Intelsat Jackson Holdings SA
105,000	7.50%, 04/01/2021	95,025
1,490,000	9.75%, 07/15/2025(g)	1,391,287
760,000	Match Group Inc(g) 5.00%, 12/15/2027	748,600
615,000	Meredith Corp(g) 6.88%, 02/01/2026	631,144
	Neptune Finco Corp(g)
1,265,000	10.13%, 01/15/2023	1,404,150
400,000	10.88%, 10/15/2025	469,996
470,000	Netflix Inc(g) 4.88%, 04/15/2028	451,952
1,340,000	Nexstar Escrow Corp(g) 5.63%, 08/01/2024	1,312,798
	Numericable-SFR SAS(g)
845,000	6.00%, 05/15/2022	825,987
1,160,000	7.38%, 05/01/2026(e)	1,104,900
	Outfront Media Capital LLC / Outfront Media Capital Corp
205,000	5.63%, 02/15/2024	205,533
595,000	5.88%, 03/15/2025	603,181
930,000	Plantronics Inc(g) 5.50%, 05/31/2023	921,909
140,000	Quebecor Media Inc 5.75%, 01/15/2023	143,500
1,304,000	Sinclair Television Group Inc(f)(g) 5.63%, 08/01/2024	1,294,220
	Sirius XM Radio Inc(g)
375,000	6.00%, 07/15/2024	386,250
975,000	5.00%, 08/01/2027	916,500
1,210,000	Sprint Capital Corp 6.88%, 11/15/2028	1,129,837
	Sprint Communications Inc
121,000	9.00%, 11/15/2018(g)	124,781
130,000	7.00%, 08/15/2020	135,200
	Sprint Corp
1,490,000	7.25%, 09/15/2021	1,540,287
1,790,000	7.88%, 09/15/2023	1,828,037
157,500	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(g) 3.36%, 09/20/2021	156,516
	T-Mobile USA Inc
175,000	4.00%, 04/15/2022	174,125
535,000	6.00%, 03/01/2023	556,400
835,000	6.63%, 04/01/2023	862,664
185,000	6.84%, 04/28/2023	191,475
Principal Amount(a)		Fair Value
Communications — (continued)
$ 940,000	6.38%, 03/01/2025	$ 982,300
325,000	5.38%, 04/15/2027	328,250
220,000	4.50%, 02/01/2026	211,200
530,000	4.75%, 02/01/2028	509,463
130,000	Townsquare Media Inc(g) 6.50%, 04/01/2023	122,200
485,000	Tribune Media Co 5.88%, 07/15/2022	491,669
400,000	Unitymedia KabelBW GmbH(g) 6.13%, 01/15/2025	419,500
625,000	Univision Communications Inc(g) 5.13%, 02/15/2025	582,813
630,000	Videotron Ltd 5.00%, 07/15/2022	639,450
465,000	Videotron Ltd / Videotron Ltee(g) 5.13%, 04/15/2027	455,700
770,000	Virgin Media Finance PLC(g) 5.75%, 01/15/2025	737,275
620,000	Windstream Services LLC(f) 6.38%, 08/01/2023	354,950
		42,746,606
Consumer, Cyclical — 14.98%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(g)
245,000	4.63%, 01/15/2022	245,613
505,000	4.25%, 05/15/2024(f)	482,275
740,000	5.00%, 10/15/2025	704,628
	Allison Transmission Inc(g)
325,000	5.00%, 10/01/2024	322,156
160,000	4.75%, 10/01/2027	150,800
	AMC Entertainment Holdings Inc(f)
325,000	5.88%, 11/15/2026	319,313
235,000	6.13%, 05/15/2027	230,888
	AMC Entertainment Inc(f)
175,000	5.88%, 02/15/2022	177,188
535,000	5.75%, 06/15/2025	526,975
800,000	American Builders & Contractors Supply Co Inc(g) 5.75%, 12/15/2023	822,000
930,000	American Tire Distributors Inc(g) 10.25%, 03/01/2022	949,762
240,000	Argos Merger Sub Inc(g) 7.13%, 03/15/2023	136,200
	Beacon Roofing Supply Inc
865,000	6.38%, 10/01/2023	908,250
680,000	4.88%, 11/01/2025(g)	647,700
	Boyd Gaming Corp
645,000	6.88%, 05/15/2023	680,475
195,000	6.38%, 04/01/2026	204,159
220,000	Boyne USA Inc(g) 7.25%, 05/01/2025	225,775
165,000	Brookfield Residential Properties Inc(g) 6.50%, 12/15/2020	167,063

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 705,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(g) 6.13%, 07/01/2022	$ 723,506
150,150	Caesars Entertainment Corp 5.00%, 10/01/2024	261,730
1,015,000	CEC Entertainment Inc 8.00%, 02/15/2022	898,275
	Cinemark USA Inc
365,000	5.13%, 12/15/2022	371,388
275,000	4.88%, 06/01/2023	271,508
1,545,000	ClubCorp Holdings Inc(g) 8.50%, 09/15/2025	1,494,787
825,000	CRC Escrow Issuer LLC / CRC Finco Inc(g) 5.25%, 10/15/2025	790,911
	Diamond Resorts International Inc(g)
1,020,000	7.75%, 09/01/2023	1,108,128
730,000	10.75%, 09/01/2024	792,962
270,000	Eldorado Resorts Inc 7.00%, 08/01/2023	285,660
	GLP Capital LP / GLP Financing II Inc
320,000	4.88%, 11/01/2020	325,808
365,000	5.38%, 04/15/2026	370,475
	Golden Nugget Inc(g)
1,195,000	6.75%, 10/15/2024	1,203,962
990,000	8.75%, 10/01/2025	1,027,125
1,110,000	Great Canadian Gaming Corp(g) CAD, 6.63%, 07/25/2022	889,568
360,000	Hanesbrands Inc(g) 4.63%, 05/15/2024	352,350
675,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	667,406
575,000	IHO Verwaltungs GmbH(g)(h) 4.75%, 09/15/2026 PIK rate, 5.50%	554,156
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp(g)
1,270,000	6.75%, 11/15/2021	1,311,275
1,235,000	10.25%, 11/15/2022	1,346,150
365,000	Jacobs Entertainment Inc(g) 7.88%, 02/01/2024	386,900
645,000	Jo-Ann Stores Holdings Inc(f)(g)(h) 9.75%, 10/15/2019 PIK rate, 10.50%	645,000
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(g)
315,000	5.00%, 06/01/2024	313,031
560,000	5.25%, 06/01/2026	557,900
345,000	4.75%, 06/01/2027	332,494
	Lennar Corp
320,000	4.75%, 11/15/2022	322,000
475,000	5.88%, 11/15/2024(g)	491,625
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Live Nation Entertainment Inc(g)
$ 270,000	4.88%, 11/01/2024	$ 263,250
340,000	5.63%, 03/15/2026	344,250
	Mattamy Group Corp(g)
295,000	6.88%, 12/15/2023	303,113
445,000	6.50%, 10/01/2025	449,450
990,000	Navistar International Corp(g) 6.63%, 11/01/2025	990,000
455,000	Neiman Marcus Group LLC 7.13%, 06/01/2028	364,000
	Neiman Marcus Group Ltd LLC(f)(g)
665,000	8.00%, 10/15/2021	420,613
345,675	8.75%, 10/15/2021(h) PIK rate, 9.50%	218,639
470,000	Omega US Sub LLC(f)(g) 8.75%, 07/15/2023	493,500
500,000	Penn National Gaming Inc(f)(g) 5.63%, 01/15/2027	480,000
	Penske Automotive Group Inc
690,000	5.75%, 10/01/2022	707,250
440,000	5.38%, 12/01/2024	442,200
425,000	5.50%, 05/15/2026	417,563
	PulteGroup Inc
465,000	5.50%, 03/01/2026	479,183
765,000	7.88%, 06/15/2032	914,175
510,000	Regal Entertainment Group 5.75%, 06/15/2023	527,340
790,000	Rite Aid Corp(g) 6.13%, 04/01/2023	796,912
935,000	Rivers Pittsburgh LP(g) 6.13%, 08/15/2021	902,275
795,000	Sabre Global Inc(g) 5.38%, 04/15/2023	801,956
2,035,000	Scientific Games International Inc 10.00%, 12/01/2022	2,191,441
	Six Flags Entertainment Corp(g)
835,000	4.88%, 07/31/2024	813,081
925,000	5.50%, 04/15/2027	915,750
505,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(g) 5.88%, 05/15/2025	481,012
	Tenneco Inc
350,000	5.38%, 12/15/2024	354,375
375,000	5.00%, 07/15/2026	363,863
540,000	TRI Pointe Holdings Inc 5.88%, 06/15/2024	547,938
510,000	Univar USA Inc(g) 6.75%, 07/15/2023	525,937
310,000	Wabash National Corp(g) 5.50%, 10/01/2025	302,250
	WMG Acquisition Corp(g)
550,000	5.00%, 08/01/2023	550,687
160,000	5.50%, 04/15/2026	160,800
365,000	Wolverine World Wide(g) 5.00%, 09/01/2026	355,875

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 445,000	Wyndham Hotels & Resorts Inc(g) 5.38%, 04/15/2026	$ 445,000
850,000	Wyndham Worldwide Corp 4.50%, 04/01/2027	843,768
1,105,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(g) 5.25%, 05/15/2027	1,084,281
		46,249,027
Consumer, Non-Cyclical — 10.08%
815,000	Air Medical Merger Sub Corp(f)(g) 6.38%, 05/15/2023	772,212
	Ashtead Capital Inc(g)
460,000	4.13%, 08/15/2025	441,600
570,000	4.38%, 08/15/2027	541,500
1,795,000	Aveta Inc(c)(f)(g)(i)(j)(k) 0.00%, 04/01/2019	180
345,000	BioScrip Inc(f) 8.88%, 02/15/2021	325,163
	Centene Corp
440,000	4.75%, 05/15/2022	445,500
730,000	6.13%, 02/15/2024	759,711
155,000	4.75%, 01/15/2025	151,125
1,330,000	Ceridian HCM Holding Inc(g) 11.00%, 03/15/2021	1,376,550
	CHS / Community Health Systems Inc
505,000	7.13%, 07/15/2020(f)	410,944
1,350,000	6.88%, 02/01/2022(f)	781,312
665,000	6.25%, 03/31/2023	612,631
950,000	Concordia Healthcare Corp(c)(d)(g) 7.00%, 04/15/2023	64,125
675,000	Crimson Merger Sub Inc(f)(g) 6.63%, 05/15/2022	658,125
640,000	Dean Foods Co(f)(g) 6.50%, 03/15/2023	608,800
565,000	Diamond BC BV(g) EUR, 5.63%, 08/15/2025	665,728
	Endo Finance LLC(g)
495,000	5.38%, 01/15/2023	374,963
1,225,000	6.00%, 07/15/2023	924,875
440,000	Fresh Market Inc(f)(g) 9.75%, 05/01/2023	255,200
505,000	Gartner Inc(g) 5.13%, 04/01/2025	505,000
910,000	Great Lakes Dredge & Dock Corp 8.00%, 05/15/2022	932,750
735,000	GW Honos Security Corp(g) 8.75%, 05/15/2025	769,912
	HCA Inc
950,000	6.50%, 02/15/2020	996,312
55,000	7.50%, 02/15/2022	60,431
675,000	5.25%, 06/15/2026	683,775
1,080,000	1.61%, 06/15/2047	1,043,550
	IHS Markit Ltd(g)
590,000	4.75%, 02/15/2025	598,850
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 135,000	4.00%, 03/01/2026	$ 129,600
710,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(g) 6.38%, 08/01/2023	717,987
390,000	Kinetic Concepts Inc / KCI USA Inc(g) 12.50%, 11/01/2021	440,700
	Lamb Weston Holdings Inc(g)
140,000	4.63%, 11/01/2024	138,775
835,000	4.88%, 11/01/2026	827,694
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(f)(g) 5.50%, 04/15/2025	357,075
	Molina Healthcare Inc
430,000	5.38%, 11/15/2022	424,625
125,000	4.88%, 06/15/2025(g)	116,563
320,000	Nielsen Co Luxembourg SARL(f)(g) 5.00%, 02/01/2025	315,600
405,000	Nielsen Finance LLC / Nielsen Finance Co(g) 5.00%, 04/15/2022	404,684
	Revlon Consumer Products Corp(f)
205,000	5.75%, 02/15/2021	158,875
1,095,000	6.25%, 08/01/2024	674,794
	Service Corp International
269,000	5.38%, 01/15/2022	274,377
910,000	5.38%, 05/15/2024	945,535
290,000	7.50%, 04/01/2027	333,573
175,000	4.63%, 12/15/2027	168,875
	Spectrum Brands Inc
15,000	6.63%, 11/15/2022	15,488
475,000	6.13%, 12/15/2024	489,250
340,000	5.75%, 07/15/2025	346,800
320,000	Sterigenics-Nordion Holdings LLC(g) 6.50%, 05/15/2023	322,400
	Tenet Healthcare Corp
735,000	6.00%, 10/01/2020	759,806
325,000	8.13%, 04/01/2022	338,813
	Teva Pharmaceutical Finance BV(f)(g)
445,000	6.00%, 04/15/2024	431,981
685,000	6.75%, 03/01/2028	675,863
735,000	TMS International Corp(g) 7.25%, 08/15/2025	766,237
	Valeant Pharmaceuticals International Inc(g)
185,000	5.63%, 12/01/2021	176,675
215,000	6.50%, 03/15/2022	221,988
300,000	5.50%, 03/01/2023	262,125
670,000	5.88%, 05/15/2023	594,625
960,000	7.00%, 03/15/2024	1,000,800
1,220,000	6.13%, 04/15/2025	1,052,860
165,000	5.50%, 11/01/2025	160,628
460,000	9.00%, 12/15/2025(f)	457,125
545,000	9.25%, 04/01/2026	542,956

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 305,000	WellCare Health Plans Inc 5.25%, 04/01/2025	$ 306,144
		31,112,720
Diversified — 0.16%
515,000	Trident Merger Sub Inc(g) 6.63%, 11/01/2025	502,125
Energy — 12.52%
220,000	Aker BP ASA(g) 5.88%, 03/31/2025	222,750
1,085,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp 7.88%, 12/15/2024	1,129,756
180,000	Antero Resources Corp 5.63%, 06/01/2023	183,600
740,000	Antero Resources Finance Corp 5.38%, 11/01/2021	752,950
345,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(g) 10.00%, 04/01/2022	372,600
210,000	Baytex Energy Corp(g) 5.13%, 06/01/2021	196,350
475,000	Calfrac Holdings LP(g) 7.50%, 12/01/2020	467,281
	California Resources Corp
370,000	5.00%, 01/15/2020	333,000
327,000	8.00%, 12/15/2022(f)(g)	256,695
430,000	Cenovus Energy Inc 6.75%, 11/15/2039	494,725
134,575	CHC Group LLC / CHC Finance Ltd(k) 0.00%, 10/01/2020	172,929
	Cheniere Corpus Christi Holdings LLC
1,127,000	5.88%, 03/31/2025	1,179,124
670,000	5.13%, 06/30/2027	664,975
	Chesapeake Energy Corp(f)
286,000	8.00%, 12/15/2022(g)	301,730
350,000	5.75%, 03/15/2023	315,438
565,000	8.00%, 01/15/2025(g)	546,637
220,000	8.00%, 06/15/2027(g)	210,100
	Continental Resources Inc
110,000	5.00%, 09/15/2022	111,513
320,000	4.50%, 04/15/2023	323,600
675,000	3.80%, 06/01/2024	649,687
800,000	4.90%, 06/01/2044	766,000
810,000	Covey Park Energy LLC / Covey Park Finance Corp(g) 7.50%, 05/15/2025	805,950
550,000	Crownrock LP / Crownrock Financial Inc(g) 5.63%, 10/15/2025	544,500
	Denbury Resources Inc
596,000	9.00%, 05/15/2021(g)	610,900
335,000	6.38%, 08/15/2021	282,238
Principal Amount(a)		Fair Value
Energy — (continued)
	Diamondback Energy Inc
$ 80,000	4.75%, 11/01/2024	$ 79,100
965,000	5.38%, 05/31/2025(f)	979,957
	Endeavor Energy(g)
300,000	5.50%, 01/30/2026	298,500
860,000	5.75%, 01/30/2028	856,775
	Energy Transfer Equity LP
720,000	5.88%, 01/15/2024	743,400
250,000	5.50%, 06/01/2027	250,625
1,345,000	Energy Transfer Partners LP(b)(f) 6.63%, 02/15/2028 3-mo. LIBOR + 4.15%	1,279,431
675,000	Ensco PLC(f) 7.75%, 02/01/2026	619,312
	EP Energy LLC / Everest Acquisition Finance Inc
256,000	9.38%, 05/01/2020	238,080
599,000	9.38%, 05/01/2024(g)	426,039
190,000	8.00%, 11/29/2024(g)	190,950
370,000	8.00%, 02/15/2025(g)	246,975
655,000	Extraction Oil & Gas Inc(g) 5.63%, 02/01/2026	618,975
755,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp(g) 5.63%, 02/15/2026	741,787
915,000	Holly Energy Partners LP(g) 6.00%, 08/01/2024	933,300
875,000	Indigo Natural Resources LLC(g) 6.88%, 02/15/2026	824,687
415,000	Jonah Energy LLC / Jonah Energy Finance Corp(f)(g) 7.25%, 10/15/2025	373,500
	Kinder Morgan Inc
100,000	7.80%, 08/01/2031	127,231
360,000	7.75%, 01/15/2032	460,141
	MEG Energy Corp(g)
170,000	6.38%, 01/30/2023	141,950
55,000	7.00%, 03/31/2024	45,375
615,000	6.50%, 01/15/2025	596,550
595,000	Murray Energy Corp(g) 11.25%, 04/15/2021	223,125
725,000	Nabors Industries Inc(g) 5.75%, 02/01/2025	684,219
	Newfield Exploration Co
230,000	5.75%, 01/30/2022	240,350
230,000	5.63%, 07/01/2024(f)	242,650
670,000	5.38%, 01/01/2026	691,775
	Noble Holding International Ltd(f)
650,000	7.75%, 01/15/2024	602,875
220,000	7.88%, 02/01/2026(g)	216,700
1,065,000	Oasis Petroleum Inc 6.88%, 03/15/2022	1,080,166
475,000	QEP Resources Inc 5.63%, 03/01/2026	448,281
	Range Resources Corp
815,000	5.75%, 06/01/2021	831,300

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 90,000	5.00%, 03/15/2023(f)	$ 86,292
275,000	Rose Rock Midstream LP / Rose Rock Finance Corp 5.63%, 11/15/2023	259,875
260,000	SemGroup Corp(f) 6.38%, 03/15/2025	248,300
	SESI LLC
240,000	7.13%, 12/15/2021	244,500
480,000	7.75%, 09/15/2024(g)	496,800
	Seven Generations Energy Ltd(g)
195,000	6.75%, 05/01/2023(f)	201,825
405,000	5.38%, 09/30/2025	386,775
	Seventy Seven Energy Inc(c)(i)(j)
225,000	6.63%, 11/15/2019	23
345,000	6.50%, 07/15/2022	35
	SM Energy Co
130,000	6.50%, 11/15/2021	130,975
130,000	6.13%, 11/15/2022	130,000
240,000	6.50%, 01/01/2023(f)	238,800
275,000	5.00%, 01/15/2024(f)	255,063
600,000	6.75%, 09/15/2026(f)	594,000
445,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(g) 5.50%, 01/15/2028	448,894
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
175,000	5.13%, 02/01/2025	174,125
455,000	5.38%, 02/01/2027	453,294
1,120,000	5.00%, 01/15/2028(g)	1,068,200
515,000	Trinidad Drilling Ltd(g) 6.63%, 02/15/2025	480,237
685,000	USA Compression Partners LP / USA Compression Finance Corp(g) 6.88%, 04/01/2026	695,275
280,000	Vermilion Energy Inc(g) 5.63%, 03/15/2025	273,700
250,000	Weatherford International LLC(f)(g) 9.88%, 03/01/2025	224,925
	Weatherford International Ltd
130,000	8.25%, 06/15/2023	113,100
690,000	9.88%, 02/15/2024	629,625
345,000	Whiting Petroleum Corp(f)(g) 6.63%, 01/15/2026	347,588
	Williams Cos Inc
104,000	7.75%, 06/15/2031	126,880
455,000	8.75%, 03/15/2032	607,425
	WPX Energy Inc
569,000	7.50%, 08/01/2020	608,830
570,000	6.00%, 01/15/2022	585,675
Principal Amount(a)		Fair Value
Energy — (continued)
$ 275,000	8.25%, 08/01/2023	$ 308,000
		38,648,145
Financial — 9.04%
560,000	Alliance Data Systems Corp(g) 5.38%, 08/01/2022	560,000
2,040,000	Ally Financial Inc 8.00%, 11/01/2031	2,488,800
630,000	American International Group Inc(b) 8.18%, 05/15/2058 3-mo. LIBOR + 4.19%	837,900
835,000	ASP AMC Merger Sub Inc(g) 8.00%, 05/15/2025	782,812
400,000	Banco Bilbao Vizcaya Argentaria SA(l) 9.00%, Perpetual	402,152
	Bank of America Corp(b)(l)
275,000	6.10%, Perpetual 3-mo. LIBOR + 3.89%	289,438
265,000	6.50%, Perpetual 3-mo. LIBOR + 4.17%	284,902
	CIT Group Inc
380,000	5.00%, 08/15/2022	389,025
775,000	5.00%, 08/01/2023	793,174
320,000	5.25%, 03/07/2025	327,622
430,000	CNG Holdings Inc(g) 9.38%, 05/15/2020	423,550
635,000	CNO Financial Group Inc 5.25%, 05/30/2025	639,762
	Credit Acceptance Corp
105,000	6.13%, 02/15/2021	105,756
315,000	7.38%, 03/15/2023	327,994
620,000	Credit Suisse Group AG(g)(l) 6.25%, Perpetual	636,275
230,000	Dresdner Funding Trust I(g) 8.15%, 06/30/2031	291,525
820,000	ESH Hospitality Inc(g) 5.25%, 05/01/2025	797,696
620,000	Freedom Mortgage Corp(g) 8.13%, 11/15/2024	635,500
385,000	Goeasy Ltd(g) 7.88%, 11/01/2022	412,797
1,085,000	Howard Hughes Corp(g) 5.38%, 03/15/2025	1,071,437
250,000	Hub Holdings LLC / Hub Holdings Finance Inc(g)(h) 8.13%, 07/15/2019 PIK rate, 8.88%	250,313
590,000	Hub International Ltd(g) 7.88%, 10/01/2021	610,650
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
80,000	6.00%, 08/01/2020	81,600
445,000	5.88%, 02/01/2022	446,112
340,000	6.25%, 02/01/2022	345,950
350,000	6.75%, 02/01/2024	356,125
	Iron Mountain Inc(g)
875,000	4.88%, 09/15/2027	811,562
255,000	5.25%, 03/15/2028	240,019

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	iStar Inc
$ 235,000	6.00%, 04/01/2022	$ 235,588
240,000	5.25%, 09/15/2022	232,200
45,000	Liberty Mutual Group Inc(g) 7.80%, 03/15/2037	55,688
580,000	Lions Gate Capital Holdings LLC(g) 5.88%, 11/01/2024	601,750
393,000	Lloyds Banking Group PLC(b)(l) 7.50%, Perpetual	425,914
825,000	LPL Holdings Inc(g) 5.75%, 09/15/2025	814,440
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc
240,000	5.63%, 05/01/2024	247,200
220,000	4.50%, 01/15/2028	206,316
510,000	Nationstar Mortgage LLC / Nationstar Capital Corp 6.50%, 07/01/2021	517,650
705,000	Provident Funding Associates LP / PFG Finance Corp(g) 6.38%, 06/15/2025	707,644
	Royal Bank of Scotland Group PLC(l)
495,000	7.50%, Perpetual	514,800
958,000	7.65%, Perpetual	1,197,500
	Springleaf Finance Corp
280,000	8.25%, 12/15/2020	304,850
725,000	6.13%, 05/15/2022	737,035
485,000	6.88%, 03/15/2025	486,819
595,000	Starwood Property Trust Inc(g) 4.75%, 03/15/2025	580,125
390,000	Stearns Holdings Inc(g) 9.38%, 08/15/2020	396,825
800,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(g) 6.75%, 06/01/2025	799,000
725,000	TMX Finance LLC / TitleMax Finance Corp(g) 8.50%, 09/15/2018	690,562
340,000	Travelport Corporate Finance PLC(g) 6.00%, 03/15/2026	341,275
580,000	USIS Merger Sub Inc(g) 6.88%, 05/01/2025	580,000
560,000	Wayne Merger Sub LLC(g) 8.25%, 08/01/2023	576,800
995,000	Werner FinCo LP / Werner FinCo Inc(g) 8.75%, 07/15/2025	1,017,387
		27,907,816
Industrial — 12.96%
815,000	Advanced Disposal Services Inc(g) 5.63%, 11/15/2024	823,150
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 730,000	American Woodmark Corp(g) 4.88%, 03/15/2026	$ 712,662
200,000	ARD Securities Finance SARL(g)(h) 8.75%, 01/31/2023 PIK rate, 8.75%	209,500
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(g)
990,000	7.25%, 05/15/2024	1,053,112
440,000	6.00%, 02/15/2025	442,200
615,000	ATS Automation Tooling Systems Inc(g) 6.50%, 06/15/2023	642,675
220,000	Berry Global Inc(g) 4.50%, 02/15/2026	208,175
1,225,000	BlueLine Rental Finance Corp / BlueLine Rental LLC(g) 9.25%, 03/15/2024	1,313,420
1,070,000	BMC East LLC(g) 5.50%, 10/01/2024	1,070,000
1,335,000	Boise Cascade Co(g) 5.63%, 09/01/2024	1,365,037
	Bombardier Inc(g)
950,000	8.75%, 12/01/2021	1,041,437
530,000	7.50%, 12/01/2024	548,550
1,150,000	Brand Energy & Infrastructure Services Inc(g) 8.50%, 07/15/2025	1,200,312
605,000	Briggs & Stratton Corp 6.88%, 12/15/2020	654,913
1,060,000	Builders FirstSource Inc(g) 5.63%, 09/01/2024	1,065,300
	Building Materials Corp of America(g)
915,000	5.38%, 11/15/2024	926,437
50,000	6.00%, 10/15/2025	51,250
	BWAY Holding Co(g)
510,000	5.50%, 04/15/2024	513,188
1,690,000	7.25%, 04/15/2025	1,723,800
515,000	Cemex Finance LLC(g) 6.00%, 04/01/2024	530,450
815,000	Cemex SAB de CV(f)(g) 6.13%, 05/05/2025	847,763
320,000	CPG Merger Sub LLC(g) 8.00%, 10/01/2021	322,800
305,000	Crown Americas LLC / Crown Americas Capital Corp VI(g) 4.75%, 02/01/2026	295,088
651,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	725,865
710,000	Flex Acquisition Co Inc(g) 6.88%, 01/15/2025	702,900
615,000	FXI Holdings Inc(g) 7.88%, 11/01/2024	602,316
737,000	Gates Global LLC / Gates Global Co(g) 6.00%, 07/15/2022	748,976
310,000	GFL Environmental Inc(g) 5.38%, 03/01/2023	304,575

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 515,000	Itron Inc(g) 5.00%, 01/15/2026	$ 507,430
480,000	James Hardie International Finance(g) 5.00%, 01/15/2028	465,600
	Jeld Wen(g)
355,000	4.63%, 12/15/2025	340,800
310,000	4.88%, 12/15/2027	292,950
450,000	Legrand France SA 8.50%, 02/15/2025	571,133
940,000	Louisiana-Pacific Corp 4.88%, 09/15/2024	942,350
1,305,000	Manitowoc Foodservice Inc 9.50%, 02/15/2024	1,455,075
240,000	MasTec Inc 4.88%, 03/15/2023	237,600
	Novelis Corp(g)
625,000	6.25%, 08/15/2024	640,625
1,095,000	5.88%, 09/30/2026	1,078,575
745,000	Oshkosh Corp 5.38%, 03/01/2025	767,350
75,000	Pactiv LLC 8.38%, 04/15/2027	84,750
840,000	Park-Ohio Industries Inc 6.63%, 04/15/2027	869,400
255,000	Pisces Midco Inc(g) 8.00%, 04/15/2026	255,000
495,000	RBS Global Inc / Rexnord LLC(g) 4.88%, 12/15/2025	480,150
	Standard Industries Inc(g)
395,000	5.00%, 02/15/2027	383,423
45,000	4.75%, 01/15/2028	42,343
460,000	Tennant Co 5.63%, 05/01/2025	469,200
1,265,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(g) 7.75%, 04/15/2026	1,261,047
	TransDigm Inc
300,000	6.50%, 07/15/2024	307,500
375,000	6.50%, 05/15/2025	378,750
610,000	6.38%, 06/15/2026	614,575
1,045,000	TTM Technologies Inc(g) 5.63%, 10/01/2025	1,039,775
740,000	U.S. Concrete Inc 6.38%, 06/01/2024	767,750
	USG Corp(g)
410,000	5.50%, 03/01/2025	427,425
715,000	4.88%, 06/01/2027	722,150
445,000	Waste Pro USA Inc(g) 5.50%, 02/15/2026	439,438
930,000	Watco Cos LLC / Watco Finance Corp(g) 6.38%, 04/01/2023	953,250
1,115,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	1,109,425
805,000	Wrangler Buyer Corp(g) 6.00%, 10/01/2025	790,912
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 615,000	Zekelman Industries Inc(g) 9.88%, 06/15/2023	$ 676,500
		40,018,102
Technology — 4.06%
655,000	Ascend Learning LLC(g) 6.88%, 08/01/2025	673,013
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(g)
105,000	5.88%, 06/15/2021	107,494
685,000	5.45%, 06/15/2023	725,871
1,845,000	7.13%, 06/15/2024	1,969,537
	First Data Corp(g)
215,000	5.38%, 08/15/2023	218,763
780,000	7.00%, 12/01/2023	819,975
1,345,000	5.75%, 01/15/2024	1,353,406
1,495,000	Infor Software Parent LLC / Infor Software Parent Inc(g)(h) 7.13%, 05/01/2021 PIK rate, 7.88%	1,509,950
805,000	Infor US Inc 6.50%, 05/15/2022	819,088
375,000	Micron Technology Inc(g) 5.25%, 01/15/2024	387,656
1,595,000	Rackspace Hosting Inc(f)(g) 8.63%, 11/15/2024	1,575,063
1,475,000	Solera LLC / Solera Finance Inc(g) 10.50%, 03/01/2024	1,640,937
725,000	Western Digital Corp 4.75%, 02/15/2026	723,405
		12,524,158
Utilities — 2.14%
	AES Corp
245,000	4.50%, 03/15/2023(f)	249,459
1,105,000	5.50%, 04/15/2025	1,142,294
260,000	5.13%, 09/01/2027	264,550
	Calpine Corp
90,000	5.88%, 01/15/2024(g)	90,882
1,125,000	5.75%, 01/15/2025(f)	1,029,375
355,000	5.25%, 06/01/2026(g)	342,575
	Dynegy Inc
1,165,000	7.63%, 11/01/2024	1,256,744
320,000	8.13%, 01/30/2026(g)	353,200
	GenOn Americas Generation LLC(c)(d)
445,000	8.50%, 10/01/2021(f)	231,956
150,000	9.13%, 05/01/2031	78,000
125,000	GenOn Energy Inc(c)(d)(f) 9.88%, 10/15/2020	100,625
	NRG Energy Inc
480,000	7.25%, 05/15/2026	508,800
725,000	6.63%, 01/15/2027	741,312

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 225,000	5.75%, 01/15/2028(g)	$ 219,938
		6,609,710
TOTAL CORPORATE BONDS AND NOTES — 87.77% (Cost $274,365,464)		$270,957,452
CONVERTIBLE BONDS
Technology — 0.20%
422,000	ON Semiconductor Corp 1.00%, 12/01/2020	602,270
TOTAL CONVERTIBLE BONDS — 0.20% (Cost $425,558)		$ 602,270
Shares
COMMON STOCK
Communications — 0.25%
1,460	Charter Communications Inc Class A(m)	454,381
4,999	T-Mobile US Inc(m)	305,139
		759,520
Consumer, Cyclical — 0.09%
6,045	Caesars Entertainment Corp(m)	68,006
5,240	Live Nation Entertainment Inc(m)	220,814
		288,820
Energy — 0.20%
32,610	Halcon Resources Corp(f)(m)	158,811
70	MWO Holdings LLC(j)(m)	5,670
11,893	SandRidge Energy Inc(m)	172,567
17,520	Seven Generations Energy Ltd(m)	217,581
4,765	Triangle USA Petroleum Corp(j)(m)	65,566
		620,195
Financial — 0.57%
26,605	Ally Financial Inc	722,326
11,116	CIT Group Inc	572,474
13,624	Gaming & Leisure Properties Inc REIT	455,995
		1,750,795
Industrial — 0.28%
10,310	Berry Plastics Group Inc(m)	565,091
Shares		Fair Value
Industrial — (continued)
5,920	Crown Holdings Inc(m)	$ 300,440
		865,531
Technology — 0.33%
45,192	Avaya Holdings Corp(m)	1,012,301
TOTAL COMMON STOCK — 1.72% (Cost $7,709,444)		$ 5,297,162
CONVERTIBLE PREFERRED STOCK
Energy — 0.03%
101	Triangle USA Petroleum Corp, 0.00%(j)(m)	104,546
Financial — 0.32%
568	Crown Castle International Corp Series A, 6.88%	632,193
15,268	EPR Properties Series C, 5.75%	371,165
		1,003,358
Industrial — 0.08%
2,525	Belden Inc, 6.75%	234,599
TOTAL CONVERTIBLE PREFERRED STOCK — 0.43% (Cost $1,307,754)		$ 1,342,503
PREFERRED STOCK
Financial — 0.25%
13,425	Federal National Mortgage Association	77,194
16,517	GMAC Capital Trust I	429,111
6,157	iStar Financial Inc	280,406
TOTAL PREFERRED STOCK — 0.25% (Cost $1,070,612)		$ 786,711
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(j)(m)	22,673
TOTAL RIGHTS — 0.01% (Cost $20,531)		$ 22,673

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
WARRANTS
Energy — 0.00%(n)
8,858	Halcon Resources Corp(m)	$ 4,518
TOTAL WARRANTS — 0.00%(n) (Cost $31,890)		$ 4,518
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.95%
$12,200,000	Federal Home Loan Mortgage Corp 1.52%, 04/02/2018	12,198,475
U.S. Treasury Bonds and Notes — 0.05%
	U.S. Treasury Bills(o)
120,000	1.40%, 04/19/2018	119,910
11,000	1.60%, 04/26/2018	10,987
4,000	1.49%, 05/10/2018	3,993
1,000	1.59%, 05/17/2018	998
		135,888
Repurchase Agreements — 9.21%
6,755,531	Undivided interest of 16.23% in a repurchase agreement (principal amount/value $41,680,145 with a maturity value of $41,688,527) with BNP Paribas Securities Corp, 1.81%, dated 3/29/18 to be repurchased at $6,755,531 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.13%, 5/15/18 - 9/9/49, with a value of $42,513,748.(p)	6,755,531
1,420,911	Undivided interest of 18.85% in a repurchase agreement (principal amount/value $7,548,167 with a maturity value of $7,549,651) with Scotia Capital (USA) Inc, 1.77%, dated 3/29/18 to be repurchased at $1,420,911 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 4/19/18 - 9/9/49, with a value of $7,699,509.(p)	1,420,911
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 6,755,531	Undivided interest of 4.69% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $6,755,531 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(p)	$ 6,755,531
6,755,531	Undivided interest of 4.72% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $6,755,531 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(p)	6,755,531
6,755,531	Undivided interest of 5.18% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $6,755,531 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(p)	6,755,531
		28,443,035
SHORT TERM INVESTMENTS — 13.21% (Cost $40,777,398)		$ 40,777,398
TOTAL INVESTMENTS — 108.32% (Cost $340,517,555)		$334,403,337
OTHER ASSETS & LIABILITIES, NET — (8.32)%		$ (25,679,663)
TOTAL NET ASSETS — 100.00%		$308,723,674

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
(c)	Security in bankruptcy at March 29, 2018.
(d)	Security in default; some interest payments received during the last 12 months. At March 29, 2018, the aggregate cost and fair value of such securities was $2,010,935 and $795,154, respectively, representing 0.10% of net assets.
(e)	Restricted security; further details of these securities are included in a subsequent table.
(f)	All or a portion of the security is on loan at March 29, 2018.
(g)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 29, 2018, the aggregate cost and fair value of 144A securities was $169,857,124 and $166,418,460, respectively, representing 53.91% of net assets.
(h)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(i)	Security in default; no interest payments received during the last 12 months. At March 29, 2018, the aggregate cost and fair value of such securities was $9,984 and $238, respectively, representing 0.00% of net assets.
(j)	Security is fair valued using significant unobservable inputs.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Security has no contractual maturity date and pays an indefinite stream of interest.
(m)	Non-income producing security.
(n)	Represents less than 0.005% of net assets.
(o)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(p)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TLB	Term Loan B
At March 29, 2018, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Bank Loans
ORYX	4.90%	02/28/2025	02/28/2018	$422,881	$425,000	0.14%
Robert Shaw	9.69	02/13/2026	02/15/2018	386,096	390,000	0.13
Talbots Inc	10.15	03/19/2021	06/17/2015-06/22/2017	258,100	256,906	0.08
Titan Acquisition Ltd / Titan Co-Borrower LLC	3.00	03/14/2025	03/16/2018	708,224	708,447	0.23
Corporate Bonds and Notes
Numericable-SFR SAS	7.38	05/01/2026	04/06/2016-06/29/2017	1,204,349	1,104,900	0.36
				$2,979,650	$2,885,253	0.94%
At March 29, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	188,837	CAD	235,800	April 18, 2018	$5,744
JPM	USD	513,176	CAD	640,900	April 18, 2018	15,534
JPM	USD	232,704	GBP	168,700	June 20, 2018	(4,801)
SSB	GBP	241,800	USD	333,367	June 20, 2018	7,052
SSB	USD	451,678	CAD	564,100	April 18, 2018	13,669
SSB	USD	704,305	EUR	572,700	June 20, 2018	(4,801)
WES	USD	30,906	CAD	38,600	April 18, 2018	934
					Net Appreciation	$33,331
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
At March 29, 2018, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
North America High Yield 30	$3,988,000	$(248,931)	$248,707	5.00	June 20, 2023	$(224)	Buy	Quarterly
					Net Depreciation	$(224)
(a) Based on an index of North American bonds with high yield credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations:
CIT	Citigroup Global Markets
JPM	JP Morgan Chase & Co
SSB	State Street Bank
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights, Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

March 29, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 14,612,650	$ —	$ 14,612,650
Corporate Bonds and Notes	—	270,957,214	238	270,957,452
Convertible Bonds	—	602,270	—	602,270
Common Stock	5,225,926	—	71,236	5,297,162
Convertible Preferred Stock	—	1,237,957	104,546	1,342,503
Preferred Stock	506,305	280,406	—	786,711
Rights	—	—	22,673	22,673
Warrants	4,518	—	—	4,518
Short Term Investments	—	40,777,398	—	40,777,398
Total investments, at fair value:	5,736,749	328,467,895	198,693	334,403,337
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	42,933	—	42,933
Total Assets	$ 5,736,749	$ 328,510,828	$ 198,693	$ 334,446,270
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (9,602)	$ —	$ (9,602)
Credit Default Swaps(a)	—	(224)	—	(224)
Total Liabilities	$ 0	$ (9,826)	$ 0	$ (9,826)
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $2,270,785 in forward contracts for the reporting period.

March 29, 2018

Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $3,566,250 in credit default swaps for the reporting period.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 18.61%
72,877	American Campus Communities Inc REIT	$ 2,814,510
133,383	American Homes 4 Rent REIT Class A	2,678,331
83,817	Apartment Investment & Management Co REIT Class A	3,415,543
73,563	AvalonBay Communities Inc REIT	12,098,171
49,367	Camden Property Trust REIT	4,155,714
40,475	Education Realty Trust Inc REIT	1,325,556
196,141	Equity Residential REIT	12,086,208
35,181	Essex Property Trust Inc REIT	8,467,363
44,674	Independence Realty Trust Inc REIT	410,107
151,932	Invitation Homes Inc REIT	3,468,608
60,534	Mid-America Apartment Communities Inc REIT	5,523,122
142,861	UDR Inc REIT	5,088,709
		61,531,942
Diversified REITS — 9.39%
21,769	American Assets Trust Inc REIT	727,302
222,915	Cousins Properties Inc REIT	1,934,902
109,449	Digital Realty Trust Inc REIT	11,533,736
190,185	Duke Realty Corp REIT	5,036,099
142,313	Forest City Realty Trust Inc REIT Class A	2,883,261
29,692	NorthStar Realty Europe Corp REIT	386,590
10,635	PS Business Parks Inc REIT	1,202,180
92,104	Vornado Realty Trust REIT	6,198,599
41,999	Washington REIT	1,146,573
		31,049,242
Health Care REITS — 9.66%
250,094	HCP Inc REIT	5,809,684
66,314	Healthcare Realty Trust Inc REIT	1,837,561
20,825	LTC Properties Inc REIT	791,350
49,699	Quality Care Properties Inc REIT(a)	965,652
126,071	Senior Housing Properties Trust REIT	1,974,272
6,755	Universal Health Realty Income Trust REIT	405,975
189,757	Ventas Inc REIT	9,398,664
197,307	Welltower Inc REIT	10,739,420
		31,922,578
Hotels REITS — 8.55%
111,289	Apple Hospitality Inc REIT	1,955,348
17,357	Ashford Hospitality Prime Inc REIT	168,710
Shares		Fair Value
Hotels REITS — (continued)
45,650	Ashford Hospitality Trust Inc REIT	$ 294,899
24,038	Chatham Lodging Trust REIT	460,328
31,931	Chesapeake Lodging Trust REIT	888,001
107,173	DiamondRock Hospitality Co REIT	1,118,886
20,115	Hersha Hospitality Trust REIT	360,059
87,069	Hospitality Properties Trust REIT	2,206,328
391,095	Host Hotels & Resorts Inc REIT	7,290,011
60,317	LaSalle Hotel Properties REIT	1,749,796
107,152	Park Hotels & Resorts Inc REIT	2,895,247
36,905	Pebblebrook Hotel Trust REIT(b)	1,267,687
92,695	RLJ Lodging Trust REIT	1,801,991
27,170	Ryman Hospitality Properties Inc REIT(b)	2,104,316
55,731	Summit Hotel Properties Inc REIT	758,499
120,051	Sunstone Hotel Investors Inc REIT	1,827,176
57,138	Xenia Hotels & Resorts Inc REIT	1,126,761
		28,274,043
Manufactured Homes REITS — 2.42%
47,193	Equity LifeStyle Properties Inc REIT	4,142,129
42,270	Sun Communities Inc REIT	3,862,210
		8,004,339
Office Property REITS — 14.02%
53,935	Alexandria Real Estate Equities Inc REIT	6,735,942
82,224	Boston Properties Inc REIT	10,131,641
92,964	Brandywine Realty Trust REIT	1,476,268
63,875	Columbia Property Trust Inc REIT	1,306,883
53,959	Corporate Office Properties Trust REIT	1,393,761
85,023	Douglas Emmett Inc REIT	3,125,445
23,957	Easterly Government Properties Inc REIT	488,723
65,847	Equity Commonwealth REIT(a)	2,019,528
57,505	Franklin Street Properties Corp REIT	483,617
54,699	Highwoods Properties Inc REIT	2,396,910
82,276	Hudson Pacific Properties Inc REIT	2,676,438
49,470	JBG Smith REIT	1,667,634
52,593	Kilroy Realty Corp REIT	3,731,999
47,598	Mack-Cali Realty Corp REIT	795,363
108,109	Paramount Group Inc REIT	1,539,472
71,291	Piedmont Office Realty Trust Inc REIT Class A	1,254,009

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
48,121	SL Green Realty Corp REIT(b)	$ 4,659,556
25,520	Tier Inc REIT	471,610
		46,354,799
Regional Malls REITS — 12.11%
91,976	CBL & Associates Properties Inc REIT(b)	383,540
336,500	GGP Inc REIT	6,884,790
57,780	Macerich Co REIT(b)	3,236,836
37,037	Pennsylvania REIT(b)	357,407
165,772	Simon Property Group Inc REIT	25,586,908
50,633	Tanger Factory Outlet Centers Inc REIT(b)	1,113,926
32,216	Taubman Centers Inc REIT	1,833,413
97,617	Washington Prime Group Inc REIT(b)	651,105
		40,047,925
Shopping Centers REITS — 7.51%
44,029	Acadia Realty Trust REIT	1,083,113
161,527	Brixmor Property Group Inc REIT	2,463,287
39,452	Cedar Realty Trust Inc REIT	155,441
163,578	DDR Corp REIT	1,199,027
38,993	Federal Realty Investment Trust REIT	4,527,477
226,904	Kimco Realty Corp REIT	3,267,418
43,732	Kite Realty Group Trust REIT	666,038
42,884	Ramco-Gershenson Properties Trust REIT	530,046
79,161	Regency Centers Corp REIT	4,668,916
59,891	Retail Opportunity Investments Corp REIT(b)	1,058,274
120,313	Retail Properties of America Inc REIT Class A	1,402,849
6,204	Saul Centers Inc REIT	316,218
13,743	Seritage Growth Properties REIT(b)	488,564
56,577	Urban Edge Properties REIT	1,207,919
63,271	Weingarten Realty Investors REIT	1,776,650
		24,811,237
Storage REITS — 8.27%
97,108	CubeSmart REIT	2,738,446
67,146	Extra Space Storage Inc REIT	5,865,875
24,691	Life Storage Inc REIT	2,062,192
26,926	National Storage Affiliates Trust REIT	675,304
79,819	Public Storage REIT	15,994,929
		27,336,746
Warehouse/Industry REITS — 8.89%
49,922	DCT Industrial Trust Inc REIT	2,812,606
18,507	EastGroup Properties Inc REIT	1,529,789
Shares		Fair Value
Warehouse/Industry REITS — (continued)
63,636	First Industrial Realty Trust Inc REIT	$ 1,860,080
78,649	Liberty Property Trust REIT	3,124,725
283,983	Prologis Inc REIT	17,888,089
27,061	QTS Realty Trust Inc REIT Class A	980,149
41,815	Rexford Industrial Realty Inc REIT	1,203,854
		29,399,292
TOTAL COMMON STOCK — 99.43% (Cost $335,112,353)		$328,732,143
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.06%
$ 200,000	Federal Home Loan Bank 1.42%, 04/02/2018	199,977
Repurchase Agreements — 3.37%
2,646,719	Undivided interest of 8.42% in a repurchase agreement (principal amount/value $31,461,736 with a maturity value of $31,468,098) with BNP Paribas Securities Corp, 1.82%, dated 3/29/18 to be repurchased at $2,646,719 on 4/2/18 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 1.00% - 7.00%, 9/1/25 - 2/15/48, with a value of $32,090,971.(c)	2,646,719
2,646,719	Undivided interest of 1.85% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $2,646,719 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(c)	2,646,719

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued
$2,646,719	Undivided interest of 40.85% in a repurchase agreement (principal amount/value $6,484,190 with a maturity value of $6,485,472) with HSBC Securities (USA) Inc, 1.78%, dated 3/29/18 to be repurchased at $2,646,719 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 5/15/18 - 1/15/37, with a value of $6,637,516.(c)	$ 2,646,719
2,646,719	Undivided interest of 1.84% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $2,646,719 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(c)	2,646,719
Principal Amount		Fair Value
Repurchase Agreements — (continued
$ 556,807	Repurchase agreement (principal amount/value $557,171 with a maturity value of $557,282) with TD Securities (USA) Inc, 1.80%, dated 3/29/18 to be repurchased at $556,807 on 4/2/18 collateralized by U.S. Treasury securities, 1.00% - 2.75%, 10/31/18 - 9/9/49, with a value of $568,315.(c)	$ 556,807
		11,143,683
SHORT TERM INVESTMENTS — 3.43% (Cost $11,343,660)		$ 11,343,660
TOTAL INVESTMENTS — 102.86% (Cost $346,456,013)		$340,075,803
OTHER ASSETS & LIABILITIES, NET — (2.86)%		$ (9,468,269)
TOTAL NET ASSETS — 100.00%		$330,607,534

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Depreciation
S&P 500® Emini Long Futures	21	2,775,150	June 2018	$(66,875)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

March 29, 2018

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 328,732,143	$ —	$ —	$ 328,732,143
Short Term Investments	—	11,343,660	—	11,343,660
Total Assets	$ 328,732,143	$ 11,343,660	$ 0	$ 340,075,803
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (66,875)	$ —	$ —	$ (66,875)
Total Liabilities	$ (66,875)	$ 0	$ 0	$ (66,875)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 23 futures contracts for the reporting period.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.27%
30,270	Air Products & Chemicals Inc	$ 4,813,838
15,437	Albemarle Corp(a)	1,431,627
30,057	CF Industries Holdings Inc	1,134,051
322,536	DowDuPont Inc	20,548,769
20,188	Eastman Chemical Co	2,131,449
18,772	FMC Corp	1,437,372
188,671	Freeport-McMoRan Inc(b)	3,314,949
11,370	International Flavors & Fragrances Inc	1,556,667
56,977	International Paper Co	3,044,281
44,767	LyondellBasell Industries NV Class A	4,730,977
60,319	Monsanto Co	7,038,624
45,541	Mosaic Co	1,105,735
72,989	Newmont Mining Corp	2,851,680
42,506	Nucor Corp	2,596,692
35,452	PPG Industries Inc	3,956,443
39,164	Praxair Inc	5,651,365
11,489	Sherwin-Williams Co	4,505,067
		71,849,586
Communications — 13.73%
41,104	Alphabet Inc Class A(b)	42,630,603
42,005	Alphabet Inc Class C(b)	43,340,339
55,453	Amazon.com Inc(b)	80,259,345
846,785	AT&T Inc	30,187,885
6,710	Booking Holdings Inc(b)	13,959,417
48,946	CBS Corp Class B	2,515,335
133,173	CenturyLink Inc	2,188,032
25,492	Charter Communications Inc Class A(b)	7,933,620
664,857	Cisco Systems Inc	28,515,717
643,053	Comcast Corp Class A	21,973,121
21,810	Discovery Communications Inc Class A(a)(b)	467,388
44,644	Discovery Communications Inc Class C(b)	871,459
29,910	DISH Network Corp Class A(b)	1,133,290
132,756	eBay Inc(b)	5,342,101
16,755	Expedia Inc	1,849,920
9,167	F5 Networks Inc(b)	1,325,640
328,895	Facebook Inc Class A(b)	52,554,132
56,791	Interpublic Group of Cos Inc	1,307,897
52,349	Juniper Networks Inc	1,273,651
21,840	Motorola Solutions Inc	2,299,752
59,594	Netflix Inc(b)	17,601,088
56,166	News Corp Class A	887,423
13,531	News Corp Class B	217,849
30,935	Omnicom Group Inc	2,248,047
86,385	Symantec Corp	2,233,052
107,345	Time Warner Inc	10,152,690
14,126	TripAdvisor Inc(a)(b)	577,612
146,231	Twenty-First Century Fox Inc Class A	5,365,215
60,325	Twenty-First Century Fox Inc Class B	2,194,020
Shares		Fair Value
Communications — (continued)
12,006	VeriSign Inc(a)(b)	$ 1,423,431
569,692	Verizon Communications Inc	27,242,672
50,268	Viacom Inc Class B	1,561,324
208,048	Walt Disney Co	20,896,341
		434,529,408
Consumer, Cyclical — 8.18%
10,583	Advance Auto Parts Inc	1,254,615
17,595	Alaska Air Group Inc(a)	1,090,186
59,590	American Airlines Group Inc	3,096,296
36,207	Aptiv PLC	3,076,509
3,779	AutoZone Inc(b)	2,451,399
35,365	Best Buy Co Inc	2,475,196
27,099	BorgWarner Inc	1,361,183
25,858	CarMax Inc(a)(b)	1,601,645
55,168	Carnival Corp	3,617,917
3,646	Chipotle Mexican Grill Inc(a)(b)	1,178,059
60,245	Costco Wholesale Corp	11,351,965
17,043	Darden Restaurants Inc	1,452,916
89,076	Delta Air Lines Inc	4,882,256
35,461	Dollar General Corp	3,317,377
32,962	Dollar Tree Inc(b)	3,128,094
48,664	DR Horton Inc	2,133,430
40,288	Fastenal Co	2,199,322
14,890	Foot Locker Inc	678,091
531,980	Ford Motor Co	5,894,338
30,318	Gap Inc	945,922
176,193	General Motors Co	6,402,854
20,958	Genuine Parts Co	1,882,867
32,817	Goodyear Tire & Rubber Co	872,276
53,324	Hanesbrands Inc(a)	982,228
22,553	Harley-Davidson Inc(a)	967,073
16,082	Hasbro Inc	1,355,713
28,239	Hilton Worldwide Holdings Inc	2,224,104
160,943	Home Depot Inc	28,686,480
24,478	Kohl's Corp	1,603,554
35,280	L Brands Inc	1,348,049
19,676	Leggett & Platt Inc	872,827
38,929	Lennar Corp Class A	2,294,475
42,215	LKQ Corp(b)	1,602,059
114,788	Lowe's Cos Inc	10,072,647
38,980	Macy's Inc	1,159,265
42,104	Marriott International Inc Class A	5,725,302
50,190	Mattel Inc(a)	659,998
109,794	McDonald's Corp	17,169,586
70,731	MGM Resorts International	2,477,000
20,489	Michael Kors Holdings Ltd(b)	1,271,957
8,952	Mohawk Industries Inc(b)	2,078,833
67,424	Newell Brands Inc	1,717,963
181,001	NIKE Inc Class B	12,025,706
15,734	Nordstrom Inc	761,683
23,000	Norwegian Cruise Line Holdings Ltd(b)	1,218,310
11,791	O'Reilly Automotive Inc(b)	2,916,858
48,513	PACCAR Inc	3,210,105

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
38,308	PulteGroup Inc	$ 1,129,703
10,520	PVH Corp	1,593,044
7,869	Ralph Lauren Corp	879,754
53,810	Ross Stores Inc	4,196,104
23,905	Royal Caribbean Cruises Ltd	2,814,575
75,928	Southwest Airlines Co	4,349,156
192,597	Starbucks Corp	11,149,440
39,881	Tapestry Inc	2,098,139
75,996	Target Corp	5,276,402
13,438	Tiffany & Co	1,312,355
87,047	TJX Cos Inc	7,099,553
17,035	Tractor Supply Co	1,073,546
8,302	Ulta Salon Cosmetics & Fragrance Inc(b)	1,695,850
27,387	Under Armour Inc Class A(a)(b)	447,777
26,045	Under Armour Inc Class C(a)(b)	373,746
34,980	United Continental Holdings Inc(b)	2,430,061
45,307	VF Corp	3,358,155
118,691	Walgreens Boots Alliance Inc	7,770,700
201,718	Wal-Mart Stores Inc	17,946,850
9,856	Whirlpool Corp	1,509,052
7,267	WW Grainger Inc	2,051,256
14,433	Wyndham Worldwide Corp	1,651,568
10,640	Wynn Resorts Ltd	1,940,310
47,004	Yum! Brands Inc	4,001,450
		258,895,034
Consumer, Non-Cyclical — 21.28%
240,051	Abbott Laboratories	14,383,856
219,846	AbbVie Inc	20,808,424
44,606	Aetna Inc	7,538,414
30,198	Alexion Pharmaceuticals Inc(b)	3,365,869
9,963	Align Technology Inc(b)	2,502,008
45,482	Allergan PLC	7,654,166
263,018	Altria Group Inc	16,391,282
22,509	AmerisourceBergen Corp	1,940,501
92,253	Amgen Inc	15,727,291
35,293	Anthem Inc	7,753,872
77,263	Archer-Daniels-Midland Co	3,350,896
60,873	Automatic Data Processing Inc	6,907,868
12,468	Avery Dennison Corp	1,324,725
68,849	Baxter International Inc	4,477,939
36,506	Becton Dickinson & Co	7,910,850
29,047	Biogen Inc(b)	7,953,650
190,805	Boston Scientific Corp(b)	5,212,793
225,722	Bristol-Myers Squibb Co	14,276,916
32,697	Brown-Forman Corp Class B	1,778,717
27,657	Campbell Soup Co	1,197,825
44,500	Cardinal Health Inc	2,789,260
103,806	Celgene Corp(b)	9,260,533
23,113	Centene Corp(b)	2,470,086
33,288	Church & Dwight Co Inc	1,676,384
34,290	Cigna Corp	5,751,805
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
12,200	Cintas Corp	$ 2,081,076
18,372	Clorox Co	2,445,497
528,732	Coca-Cola Co	22,962,831
120,704	Colgate-Palmolive Co	8,652,063
56,121	ConAgra Foods Inc	2,069,742
23,684	Constellation Brands Inc Class A	5,398,057
6,450	Cooper Cos Inc	1,475,825
64,246	Coty Inc Class A	1,175,702
139,581	CVS Health Corp	8,683,334
84,287	Danaher Corp	8,252,540
20,916	DaVita HealthCare Partners Inc(b)	1,379,201
31,292	Dentsply Sirona Inc	1,574,301
24,314	Dr Pepper Snapple Group Inc	2,878,291
36,367	Ecolab Inc	4,984,825
29,525	Edwards Lifesciences Corp(b)	4,119,328
133,620	Eli Lilly & Co	10,338,179
16,354	Envision Healthcare Corp(b)	628,484
16,564	Equifax Inc	1,951,405
31,284	Estee Lauder Cos Inc Class A	4,683,840
78,110	Express Scripts Holding Co(b)	5,395,839
12,015	Gartner Inc(b)	1,413,204
77,576	General Mills Inc	3,495,575
180,151	Gilead Sciences Inc	13,581,584
21,196	Global Payments Inc	2,363,778
30,715	H&R Block Inc	780,468
39,592	HCA Holdings Inc	3,840,424
21,562	Henry Schein Inc(b)	1,449,182
19,926	Hershey Co	1,971,877
37,851	Hologic Inc(b)	1,414,113
36,463	Hormel Foods Corp(a)	1,251,410
19,441	Humana Inc	5,226,324
12,353	IDEXX Laboratories Inc(b)	2,364,241
50,192	IHS Markit Ltd(b)	2,421,262
19,940	Illumina Inc(b)	4,714,215
24,540	Incyte Corp(b)	2,044,918
15,304	Intuitive Surgical Inc(b)	6,317,950
20,527	IQVIA Holdings Inc(b)	2,013,904
15,808	JM Smucker Co	1,960,350
370,506	Johnson & Johnson	47,480,344
34,313	Kellogg Co	2,230,688
49,239	Kimberly-Clark Corp	5,422,691
83,346	Kraft Heinz Co	5,191,622
123,280	Kroger Co	2,951,323
14,379	Laboratory Corp of America Holdings(b)	2,325,803
16,958	McCormick & Co Inc	1,804,162
29,024	McKesson Corp	4,088,611
186,678	Medtronic PLC	14,975,309
377,214	Merck & Co Inc	20,546,846
26,134	Molson Coors Brewing Co Class B	1,968,674
204,628	Mondelez International Inc Class A	8,539,126
55,676	Monster Beverage Corp(b)	3,185,224

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
22,887	Moody's Corp	$ 3,691,673
75,157	Mylan NV(b)	3,094,214
22,209	Nektar Therapeutics(b)	2,359,928
44,274	Nielsen Holdings PLC	1,407,470
155,784	PayPal Holdings Inc(b)	11,819,332
196,058	PepsiCo Inc	21,399,731
17,864	Perrigo Co PLC	1,488,786
822,058	Pfizer Inc	29,174,839
214,089	Philip Morris International Inc	21,280,447
351,332	Procter & Gamble Co	27,853,601
20,442	Quanta Services Inc(b)	702,183
18,897	Quest Diagnostics Inc	1,895,369
10,774	Regeneron Pharmaceuticals Inc(b)	3,710,135
19,278	ResMed Inc	1,898,305
17,967	Robert Half International Inc	1,040,110
35,410	S&P Global Inc	6,765,435
44,145	Stryker Corp	7,103,813
66,965	Sysco Corp	4,015,221
55,302	Thermo Fisher Scientific Inc	11,417,651
22,865	Total System Services Inc	1,972,335
41,619	Tyson Foods Inc Class A	3,046,095
11,829	United Rentals Inc(b)	2,043,223
133,647	UnitedHealth Group Inc	28,600,458
12,360	Universal Health Services Inc Class B	1,463,548
12,077	Varian Medical Systems Inc(b)	1,481,244
20,853	Verisk Analytics Inc(b)	2,168,712
34,443	Vertex Pharmaceuticals Inc(b)	5,613,520
62,597	Western Union Co	1,203,740
28,094	Zimmer Biomet Holdings Inc	3,063,370
68,089	Zoetis Inc	5,686,112
		673,332,092
Energy — 5.64%
76,508	Anadarko Petroleum Corp	4,621,848
19,578	Andeavor Corp	1,968,764
53,506	Apache Corp	2,058,911
60,903	Baker Hughes	1,691,276
64,402	Cabot Oil & Gas Corp	1,544,360
261,697	Chevron Corp	29,843,926
13,878	Cimarex Energy Co	1,297,593
20,720	Concho Resources Inc(b)	3,114,838
164,554	ConocoPhillips	9,756,407
73,778	Devon Energy Corp	2,345,403
79,479	EOG Resources Inc	8,366,754
34,541	EQT Corp	1,641,043
584,053	Exxon Mobil Corp	43,576,194
119,044	Halliburton Co	5,587,925
15,522	Helmerich & Payne Inc(a)	1,033,144
39,053	Hess Corp	1,976,863
264,338	Kinder Morgan Inc	3,980,930
117,513	Marathon Oil Corp	1,895,485
68,172	Marathon Petroleum Corp	4,984,055
51,317	National Oilwell Varco Inc	1,888,979
28,618	Newfield Exploration Co(b)	698,852
Shares		Fair Value
Energy — (continued)
65,408	Noble Energy Inc	$ 1,981,862
104,863	Occidental Petroleum Corp	6,811,900
51,778	ONEOK Inc	2,947,204
60,042	Phillips 66	5,759,229
23,141	Pioneer Natural Resources Co	3,975,161
24,815	Range Resources Corp(a)	360,810
190,902	Schlumberger Ltd	12,366,631
59,826	TechnipFMC PLC	1,761,876
61,065	Valero Energy Corp	5,665,000
115,537	Williams Cos Inc	2,872,250
		178,375,473
Financial — 18.57%
7,835	Affiliated Managers Group Inc	1,485,359
109,960	Aflac Inc	4,811,850
13,606	Alexandria Real Estate Equities Inc REIT	1,699,253
6,535	Alliance Data Systems Corp	1,391,040
47,730	Allstate Corp	4,524,804
99,056	American Express Co	9,239,944
125,188	American International Group Inc	6,812,731
59,670	American Tower Corp REIT	8,672,438
19,991	Ameriprise Financial Inc	2,957,469
34,042	Aon PLC	4,777,114
20,680	Apartment Investment & Management Co REIT Class A	842,710
25,315	Arthur J Gallagher & Co	1,739,900
8,055	Assurant Inc	736,308
19,056	AvalonBay Communities Inc REIT	3,133,950
1,320,350	Bank of America Corp	39,597,296
140,247	Bank of New York Mellon Corp	7,226,928
109,446	BB&T Corp	5,695,570
265,330	Berkshire Hathaway Inc Class B(b)	52,928,028
16,954	BlackRock Inc	9,184,321
21,142	Boston Properties Inc REIT	2,605,117
14,356	Brighthouse Financial Inc(b)	737,898
66,434	Capital One Financial Corp	6,365,706
15,449	CBOE Holdings Inc	1,762,731
42,567	CBRE Group Inc Class A(b)	2,010,014
164,258	Charles Schwab Corp	8,577,553
63,822	Chubb Ltd	8,728,935
20,179	Cincinnati Financial Corp	1,498,493
354,691	Citigroup Inc	23,941,643
66,728	Citizens Financial Group Inc	2,801,241
46,630	CME Group Inc	7,541,936
24,625	Comerica Inc	2,362,276
56,717	Crown Castle International Corp REIT	6,216,750
28,736	Digital Realty Trust Inc REIT	3,028,200
49,385	Discover Financial Services	3,552,263
51,953	Duke Realty Corp REIT	1,375,715

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
38,157	E*TRADE Financial Corp(b)	$ 2,114,279
10,587	Equinix Inc REIT	4,426,848
48,521	Equity Residential REIT	2,989,864
9,044	Essex Property Trust Inc REIT	2,176,710
5,638	Everest Re Group Ltd	1,447,951
16,953	Extra Space Storage Inc REIT	1,481,014
10,435	Federal Realty Investment Trust REIT	1,211,608
94,863	Fifth Third Bancorp	3,011,900
45,019	Franklin Resources Inc	1,561,259
86,006	GGP Inc REIT	1,759,683
48,352	Goldman Sachs Group Inc	12,177,935
49,094	Hartford Financial Services Group Inc	2,529,323
62,843	HCP Inc REIT	1,459,843
104,993	Host Hotels & Resorts Inc REIT	1,957,070
143,736	Huntington Bancshares Inc	2,170,414
80,608	Intercontinental Exchange Inc	5,845,692
55,981	Invesco Ltd	1,791,952
38,423	Iron Mountain Inc REIT	1,262,580
473,638	JPMorgan Chase & Co	52,085,971
151,007	KeyCorp	2,952,187
62,190	Kimco Realty Corp REIT	895,536
45,248	Leucadia National Corp	1,028,487
30,040	Lincoln National Corp	2,194,722
38,536	Loews Corp	1,916,395
21,059	M&T Bank Corp	3,882,437
15,824	Macerich Co REIT(a)	886,460
69,724	Marsh & McLennan Cos Inc	5,758,505
128,001	MasterCard Inc Class A	22,420,655
143,512	MetLife Inc	6,585,766
14,705	Mid-America Apartment Communities Inc REIT	1,341,684
191,815	Morgan Stanley	10,350,337
16,999	NASDAQ OMX Group Inc	1,465,654
33,119	Navient Corp	434,521
28,995	Northern Trust Corp	2,990,254
47,443	People's United Financial Inc	885,286
65,581	PNC Financial Services Group Inc	9,918,470
35,874	Principal Financial Group Inc	2,185,085
81,229	Progressive Corp	4,949,283
74,494	Prologis Inc REIT	4,692,377
58,983	Prudential Financial Inc	6,107,690
20,771	Public Storage REIT	4,162,301
18,521	Raymond James Financial Inc	1,655,963
39,902	Realty Income Corp REIT	2,064,130
20,016	Regency Centers Corp REIT	1,180,544
162,320	Regions Financial Corp	3,015,906
16,291	SBA Communications Corp REIT(b)	2,784,458
44,208	Simon Property Group Inc REIT	6,823,505
13,796	SL Green Realty Corp REIT	1,335,867
Shares		Fair Value
Financial — (continued)
51,845	State Street Corp	$ 5,170,502
62,647	SunTrust Banks Inc	4,262,502
7,297	SVB Financial Group(b)	1,751,353
100,148	Synchrony Financial	3,357,962
33,997	T Rowe Price Group Inc	3,670,656
14,366	Torchmark Corp	1,209,186
37,647	Travelers Cos Inc	5,227,662
35,823	UDR Inc REIT	1,276,015
30,952	Unum Group	1,473,625
217,156	US Bancorp	10,966,378
50,380	Ventas Inc REIT	2,495,321
250,100	Visa Inc Class A	29,916,962
23,381	Vornado Realty Trust REIT	1,573,541
604,097	Wells Fargo & Co	31,660,724
49,669	Welltower Inc REIT	2,703,484
106,179	Weyerhaeuser Co REIT	3,716,265
18,616	Willis Towers Watson PLC	2,833,169
34,438	XL Group Ltd	1,903,044
27,934	Zions Bancorporation	1,472,960
		587,531,156
Industrial — 9.91%
82,162	3M Co	18,036,202
5,691	Acuity Brands Inc	792,130
45,377	Agilent Technologies Inc	3,035,721
14,019	Allegion PLC	1,195,681
32,536	AMETEK Inc	2,471,760
42,122	Amphenol Corp Class A	3,627,968
19,123	AO Smith Corp	1,216,032
56,402	Arconic Inc	1,299,502
50,256	Ball Corp(a)	1,995,666
77,046	Boeing Co	25,261,842
81,847	Caterpillar Inc	12,062,611
19,660	CH Robinson Worldwide Inc	1,842,339
122,256	Corning Inc	3,408,497
122,828	CSX Corp	6,842,748
21,898	Cummins Inc	3,549,447
43,927	Deere & Co	6,822,742
21,346	Dover Corp	2,096,604
59,848	Eaton Corp PLC	4,782,454
87,604	Emerson Electric Co	5,983,353
24,335	Expeditors International of Washington Inc	1,540,405
33,941	FedEx Corp	8,149,574
20,078	FLIR Systems Inc	1,004,101
17,880	Flowserve Corp	774,740
20,170	Fluor Corp	1,154,127
42,668	Fortive Corp	3,307,623
21,153	Fortune Brands Home & Security Inc	1,245,700
14,729	Garmin Ltd	867,980
38,123	General Dynamics Corp	8,421,371
1,192,324	General Electric Co	16,072,528
16,843	Harris Corp	2,716,439
104,895	Honeywell International Inc	15,158,376
6,340	Huntington Ingalls Industries Inc	1,634,198
42,490	Illinois Tool Works Inc	6,656,483

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
34,665	Ingersoll-Rand PLC	$ 2,964,204
16,474	Jacobs Engineering Group Inc	974,437
11,105	JB Hunt Transport Services Inc	1,300,951
129,043	Johnson Controls International PLC	4,547,475
14,525	Kansas City Southern	1,595,571
10,675	L3 Technologies Inc	2,220,400
34,385	Lockheed Martin Corp	11,619,723
8,991	Martin Marietta Materials Inc	1,863,834
44,206	Masco Corp	1,787,691
3,502	Mettler-Toledo International Inc(b)	2,013,755
39,065	Norfolk Southern Corp	5,304,246
23,898	Northrop Grumman Corp	8,343,270
12,763	Packaging Corp of America	1,438,390
18,569	Parker-Hannifin Corp	3,175,856
22,512	Pentair PLC	1,533,743
15,823	PerkinElmer Inc	1,198,118
39,736	Raytheon Co	8,575,824
32,190	Republic Services Inc	2,131,944
18,009	Rockwell Automation Inc	3,137,168
22,796	Rockwell Collins Inc	3,074,041
14,315	Roper Technologies Inc	4,018,077
24,976	Sealed Air Corp(a)	1,068,723
7,760	Snap-on Inc	1,144,910
20,932	Stanley Black & Decker Inc	3,206,782
12,460	Stericycle Inc(b)	729,284
48,836	TE Connectivity Ltd	4,878,716
36,197	Textron Inc	2,134,537
6,633	TransDigm Group Inc	2,035,933
108,447	Union Pacific Corp	14,578,530
94,446	United Parcel Service Inc Class B	9,884,718
102,271	United Technologies Corp	12,867,737
17,745	Vulcan Materials Co	2,025,947
55,893	Waste Management Inc	4,701,719
10,997	Waters Corp(b)	2,184,554
35,421	Westrock Co	2,272,966
24,428	Xylem Inc	1,879,002
		313,439,720
Technology — 15.88%
85,157	Accenture PLC Class A	13,071,600
103,610	Activision Blizzard Inc	6,989,531
67,933	Adobe Systems Inc(b)	14,678,963
111,739	Advanced Micro Devices Inc(a)(b)	1,122,977
23,494	Akamai Technologies Inc(b)	1,667,604
51,566	Analog Devices Inc	4,699,210
11,622	ANSYS Inc(b)	1,821,051
700,255	Apple Inc	117,488,784
146,562	Applied Materials Inc	8,150,313
30,854	Autodesk Inc(b)	3,874,645
56,040	Broadcom Ltd	13,205,826
42,116	CA Inc	1,427,732
Shares		Fair Value
Technology — (continued)
37,221	Cadence Design Systems Inc(b)	$ 1,368,616
44,058	Cerner Corp(b)	2,555,364
18,598	Citrix Systems Inc(b)	1,725,894
80,636	Cognizant Technology Solutions Corp Class A	6,491,198
23,757	CSRA Inc	979,501
39,865	DXC Technology Co	4,007,628
42,829	Electronic Arts Inc(b)	5,192,588
45,608	Fidelity National Information Services Inc	4,392,050
57,966	Fiserv Inc(b)	4,133,555
224,517	Hewlett Packard Enterprise Co	3,938,028
232,745	HP Inc	5,101,770
645,432	Intel Corp	33,614,099
118,662	International Business Machines Corp	18,206,311
33,689	Intuit Inc	5,839,988
5,500	IPG Photonics Corp(b)	1,283,590
21,123	KLA-Tencor Corp	2,302,618
22,197	Lam Research Corp	4,509,543
32,248	Microchip Technology Inc(a)	2,946,177
157,803	Micron Technology Inc(b)	8,227,848
1,063,942	Microsoft Corp	97,105,986
37,060	NetApp Inc	2,286,231
83,496	NVIDIA Corp	19,336,839
419,970	Oracle Corp	19,213,628
44,251	Paychex Inc	2,725,419
17,080	Qorvo Inc(b)	1,203,286
203,256	QUALCOMM Inc	11,262,415
24,798	Red Hat Inc(b)	3,707,549
94,615	Salesforce.com Inc(b)	11,003,725
40,554	Seagate Technology PLC	2,373,220
25,501	Skyworks Solutions Inc	2,556,730
20,439	Synopsys Inc(b)	1,701,342
15,788	Take-Two Interactive Software Inc(b)	1,543,751
135,821	Texas Instruments Inc	14,110,444
40,989	Western Digital Corp	3,782,055
31,662	Xerox Corp	911,233
34,516	Xilinx Inc	2,493,436
		502,331,891
Utilities — 2.80%
86,400	AES Corp	982,368
29,679	Alliant Energy Corp	1,212,684
33,893	Ameren Corp	1,919,360
67,098	American Electric Power Co Inc	4,602,252
24,347	American Water Works Co Inc	1,999,619
61,125	CenterPoint Energy Inc	1,674,825
38,696	CMS Energy Corp	1,752,542
43,529	Consolidated Edison Inc	3,392,650
87,887	Dominion Resources Inc	5,926,220
25,215	DTE Energy Co	2,632,446
96,078	Duke Energy Corp	7,443,163

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Utilities — (continued)
44,915	Edison International	$ 2,859,289
25,078	Entergy Corp	1,975,645
44,554	Eversource Energy	2,625,122
133,376	Exelon Corp	5,202,998
62,222	FirstEnergy Corp	2,116,170
64,524	NextEra Energy Inc	10,538,705
47,546	NiSource Inc	1,136,825
43,690	NRG Energy Inc	1,333,856
71,526	PG&E Corp	3,142,137
15,856	Pinnacle West Capital Corp	1,265,309
91,437	PPL Corp	2,586,753
70,162	Public Service Enterprise Group Inc	3,524,939
21,085	SCANA Corp	791,742
34,964	Sempra Energy	3,888,696
136,938	Southern Co	6,115,651
42,300	WEC Energy Group Inc	2,652,210
69,905	Xcel Energy Inc	3,179,279
		88,473,455
TOTAL COMMON STOCK — 98.26% (Cost $1,775,379,851)		$3,108,757,815
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.58%
$50,000,000	Federal Home Loan Mortgage Corp 1.52%, 04/02/2018	49,993,750
Repurchase Agreements — 0.63%
4,751,874	Undivided interest of 11.41% in a repurchase agreement (principal amount/value $41,680,145 with a maturity value of $41,688,527) with BNP Paribas Securities Corp, 1.81%, dated 3/29/18 to be repurchased at $4,751,874 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.13%, 5/15/18 - 9/9/49, with a value of $42,513,748.(c)	4,751,874
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 999,356	Undivided interest of 13.26% in a repurchase agreement (principal amount/value $7,548,167 with a maturity value of $7,549,651) with Scotia Capital (USA) Inc, 1.77%, dated 3/29/18 to be repurchased at $999,356 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 4/19/18 - 9/9/49, with a value of $7,699,509.(c)	$ 999,356
4,751,874	Undivided interest of 3.30% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $4,751,874 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(c)	4,751,874
4,751,874	Undivided interest of 3.32% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $4,751,874 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(c)	4,751,874

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 4,751,874	Undivided interest of 3.65% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $4,751,874 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(c)	$ 4,751,874
		20,006,852
SHORT TERM INVESTMENTS — 2.21% (Cost $70,000,602)		$ 70,000,602
TOTAL INVESTMENTS — 100.47% (Cost $1,845,380,453)		$3,178,758,417
OTHER ASSETS & LIABILITIES, NET — (0.47)%		$ (14,839,957)
TOTAL NET ASSETS — 100.00%		$3,163,918,460
(a)	All or a portion of the security is on loan at March 29, 2018.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Depreciation
S&P 500® Emini Long Futures	434	57,353,100	June 2018	$(1,955,795)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 29, 2018

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 3,108,757,815	$ —	$ —	$ 3,108,757,815
Short Term Investments	—	70,000,602	—	70,000,602
Total Assets	$ 3,108,757,815	$ 70,000,602	$ 0	$ 3,178,758,417
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (1,955,795)	$ —	$ —	$ (1,955,795)
Total Liabilities	$ (1,955,795)	$ 0	$ 0	$ (1,955,795)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 266 futures contracts for the reporting period.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.15%
59,589	Allegheny Technologies Inc(a)	$ 1,411,068
29,100	Ashland Global Holdings Inc	2,030,889
28,817	Cabot Corp	1,605,683
22,760	Carpenter Technology Corp	1,004,171
88,534	Chemours Co	4,312,491
55,936	Commercial Metals Co	1,144,451
15,358	Compass Minerals International Inc(b)	926,087
28,991	Domtar Corp	1,233,277
17,240	Minerals Technologies Inc	1,154,218
4,459	NewMarket Corp	1,791,091
77,730	Olin Corp	2,362,215
38,226	PolyOne Corp	1,625,370
34,964	Reliance Steel & Aluminum Co	2,997,813
30,652	Royal Gold Inc	2,632,087
63,891	RPM International Inc	3,045,684
21,106	Sensient Technologies Corp	1,489,661
112,975	Steel Dynamics Inc	4,995,755
83,410	United States Steel Corp	2,935,198
94,901	Valvoline Inc	2,100,159
51,981	Versum Materials Inc	1,956,045
		42,753,413
Communications — 2.91%
23,571	AMC Networks Inc Class A(a)(b)	1,218,621
84,510	ARRIS International PLC(a)	2,245,431
2,184	Cable One Inc	1,500,648
32,500	Cars.com Inc(a)(b)	920,725
66,679	Ciena Corp(a)	1,726,986
18,598	FactSet Research Systems Inc	3,708,813
16,143	InterDigital Inc	1,188,125
21,660	John Wiley & Sons Inc Class A	1,379,742
25,041	LogMeIn Inc	2,893,487
18,168	Meredith Corp	977,438
60,040	New York Times Co Class A	1,446,964
15,699	Plantronics Inc	947,749
101,300	Tegna Inc	1,153,807
42,050	Telephone & Data Systems Inc	1,178,661
25,197	ViaSat Inc(a)(b)	1,655,947
		24,143,144
Consumer, Cyclical — 12.15%
77,671	American Eagle Outfitters Inc	1,547,983
27,400	AutoNation Inc(a)	1,281,772
66,180	Bed Bath & Beyond Inc(b)	1,389,118
19,536	Big Lots Inc(b)	850,402
38,000	Boyd Gaming Corp	1,210,680
22,800	Brinker International Inc(b)	823,080
41,147	Brunswick Corp	2,443,720
22,695	Carter's Inc	2,362,549
18,333	Casey's General Stores Inc	2,012,413
19,665	Cheesecake Factory Inc(b)	948,246
5,508	Churchill Downs Inc	1,344,227
49,464	Cinemark Holdings Inc	1,863,309
25,464	Cooper Tire & Rubber Co(b)	746,095
Shares		Fair Value
Consumer, Cyclical — (continued)
95,698	Copart Inc(a)	$ 4,873,899
11,594	Cracker Barrel Old Country Store Inc(b)	1,845,765
69,931	Dana Holding Corp	1,801,423
15,526	Deckers Outdoor Corp(a)	1,397,806
41,650	Delphi Technologies PLC	1,984,623
39,430	Dick's Sporting Goods Inc	1,382,022
9,953	Dillard's Inc Class A(b)	799,624
20,881	Domino's Pizza Inc	4,876,966
38,545	Dunkin' Brands Group Inc(b)	2,300,751
47,590	GameStop Corp Class A(b)	600,586
28,174	Herman Miller Inc	900,159
20,738	HNI Corp	748,434
49,056	ILG Inc	1,526,132
11,927	International Speedway Corp Class A	525,981
14,059	Jack in the Box Inc	1,199,654
152,904	JetBlue Airways Corp(a)	3,107,009
40,977	KB Home	1,165,796
62,861	Live Nation Entertainment Inc(a)	2,648,963
53,708	Michaels Cos Inc(a)	1,058,585
20,900	MSC Industrial Direct Co Inc Class A	1,916,739
23,868	Nu Skin Enterprises Inc Class A	1,759,310
1,658	NVR Inc(a)	4,642,400
229,852	Office Depot Inc	494,182
11,569	Papa John's International Inc(b)	662,904
27,855	Polaris Industries Inc(b)	3,189,955
19,263	Pool Corp	2,816,636
60,125	Sally Beauty Holdings Inc(a)	989,056
25,850	Scientific Games Corp Class A(a)	1,075,360
19,654	Scotts Miracle-Gro Co(b)	1,685,331
28,331	Signet Jewelers Ltd(b)	1,091,310
36,400	Six Flags Entertainment Corp	2,266,264
64,203	Skechers USA Inc Class A(a)	2,496,855
22,517	Tempur Sealy International Inc(a)	1,019,795
30,432	Texas Roadhouse Inc	1,758,361
23,467	Thor Industries Inc	2,702,694
66,687	Toll Brothers Inc	2,884,213
50,401	Toro Co	3,147,542
71,307	Tri Pointe Group Inc(a)	1,171,574
23,505	Tupperware Brands Corp	1,137,172
37,465	Urban Outfitters Inc(a)	1,384,706
15,397	Watsco Inc	2,786,395
88,010	Wendy's Co	1,544,576
36,563	Williams-Sonoma Inc(b)	1,929,064
32,427	World Fuel Services Corp	796,083
		100,916,249
Consumer, Non-Cyclical — 14.45%
30,205	Aaron's Inc	1,407,553
20,024	ABIOMED Inc(a)	5,826,784
39,562	Acadia Healthcare Co Inc(a)	1,550,039
28,442	Adtalem Global Education Inc(a)	1,352,417
43,092	Akorn Inc(a)	806,251

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
33,517	Avis Budget Group Inc(a)(b)	$ 1,569,936
9,716	Bio-Rad Laboratories Inc Class A(a)	2,429,777
17,997	Bio-Techne Corp	2,718,267
4,126	Boston Beer Co Inc Class A(a)(b)	780,020
23,612	Brink's Co	1,684,716
16,651	Cantel Medical Corp	1,855,088
62,517	Catalent Inc(a)	2,566,948
22,210	Charles River Laboratories International Inc(a)	2,370,695
38,600	CoreLogic Inc(a)	1,745,878
23,174	Deluxe Corp	1,715,108
26,363	Edgewell Personal Care Co(a)	1,287,042
47,424	Encompass Health Corp	2,711,230
93,565	Endo International PLC(a)	555,776
88,739	Flowers Foods Inc	1,939,835
33,815	Globus Medical Inc Class A(a)	1,684,663
2,166	Graham Holdings Co Class B	1,304,474
48,152	Hain Celestial Group Inc(a)	1,544,235
22,970	Halyard Health Inc(a)	1,058,458
35,100	Healthcare Services Group Inc	1,526,148
12,965	Helen of Troy Ltd(a)	1,127,955
30,990	Hill-Rom Holdings Inc	2,696,130
7,075	ICU Medical Inc(a)	1,785,730
34,306	Ingredion Inc	4,422,730
69,876	Lamb Weston Holdings Inc	4,068,181
9,161	Lancaster Colony Corp	1,128,086
3,740	Lendingtree Inc(a)(b)	1,227,281
17,909	LifePoint Health Inc(a)	841,723
20,054	LivaNova PLC(a)	1,774,779
43,669	Mallinckrodt PLC(a)(b)	632,327
31,574	ManpowerGroup Inc	3,634,167
17,921	MarketAxess Holdings Inc	3,896,742
22,203	Masimo Corp(a)	1,952,754
44,984	MEDNAX Inc(a)	2,502,460
21,550	Molina Healthcare Inc(a)	1,749,429
23,369	NuVasive Inc(a)	1,220,095
38,212	Patterson Cos Inc(b)	849,453
30,824	Post Holdings Inc(a)	2,335,226
23,942	Prestige Brands Holdings Inc(a)(b)	807,324
45,749	Rollins Inc	2,334,572
106,974	Sabre Corp	2,294,592
9,400	Sanderson Farms Inc	1,118,788
89,714	Service Corp International	3,385,806
16,958	Sotheby's (a)	870,115
57,598	Sprouts Farmers Market Inc(a)	1,351,825
40,711	STERIS Corp	3,800,779
27,200	Syneos Health Inc(a)	965,600
21,489	Teleflex Inc	5,479,265
37,918	Tenet Healthcare Corp(a)	919,512
8,928	Tootsie Roll Industries Inc(b)	262,931
27,719	TreeHouse Foods Inc(a)	1,060,806
23,489	United Natural Foods Inc(a)	1,008,618
20,195	United Therapeutics Corp(a)	2,269,110
21,272	WellCare Health Plans Inc(a)	4,118,897
35,603	West Pharmaceutical Services Inc	3,143,389
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
19,095	WEX Inc(a)	$ 2,990,659
		120,019,174
Energy — 4.64%
94,533	Callon Petroleum Co(a)(b)	1,251,617
426,056	Chesapeake Energy Corp(a)	1,286,689
93,495	CNX Resources Corp(a)	1,442,628
20,650	Core Laboratories NV(b)	2,234,743
28,787	Diamond Offshore Drilling Inc(a)(b)	422,017
17,152	Dril-Quip Inc(a)	768,410
46,546	Energen Corp(a)	2,925,882
199,045	Ensco PLC Class A(b)	873,808
38,947	First Solar Inc(a)	2,764,458
77,360	Gulfport Energy Corp(a)	746,524
84,781	HollyFrontier Corp	4,142,400
45,792	Matador Resources Co(a)	1,369,639
75,568	Murphy Oil Corp	1,952,677
15,158	Murphy USA Inc(a)	1,103,502
151,804	Nabors Industries Ltd	1,061,110
52,369	NOW Inc(a)(b)	535,211
44,267	Oceaneering International Inc	820,710
104,196	Patterson-UTI Energy Inc	1,824,472
53,400	PBF Energy Inc Class A	1,810,260
118,371	QEP Resources Inc(a)	1,158,852
54,769	Rowan Cos PLC Class A(a)	632,034
46,909	SM Energy Co	845,769
235,236	Southwestern Energy Co(a)	1,018,572
73,409	Superior Energy Services Inc(a)	618,838
213,288	Transocean Ltd(a)(b)	2,111,551
191,186	WPX Energy Inc(a)	2,825,729
		38,548,102
Financial — 24.44%
30,701	Alexander & Baldwin Inc REIT	710,114
7,357	Alleghany Corp	4,520,435
63,645	American Campus Communities Inc REIT	2,457,970
32,788	American Financial Group Inc	3,679,469
28,454	Aspen Insurance Holdings Ltd	1,276,162
83,855	Associated Banc-Corp	2,083,797
38,607	BancorpSouth Inc	1,227,703
20,391	Bank of Hawaii Corp	1,694,492
57,908	Bank of the Ozarks Inc(b)	2,795,219
108,494	Brown & Brown Inc	2,760,087
44,269	Camden Property Trust REIT	3,726,564
35,835	Cathay General Bancorp	1,432,683
33,045	Chemical Financial Corp	1,806,901
80,800	CNO Financial Group Inc	1,750,936
43,817	Commerce Bancshares Inc(b)	2,625,076
57,284	CoreCivic Inc REIT	1,118,184
15,800	CoreSite Realty Corp REIT(b)	1,584,108
48,559	Corporate Office Properties Trust REIT	1,254,279
202,860	Cousins Properties Inc REIT	1,760,825
26,981	Cullen/Frost Bankers Inc	2,861,875
45,043	CyrusOne Inc REIT	2,306,652

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
43,696	DCT Industrial Trust Inc REIT	$ 2,461,833
76,349	Douglas Emmett Inc REIT	2,806,589
68,757	East West Bancorp Inc	4,300,063
57,763	Eaton Vance Corp	3,215,666
35,542	Education Realty Trust Inc REIT	1,164,001
29,818	EPR Properties REIT	1,651,917
20,000	Evercore Partners Inc Class A	1,744,000
45,043	Federated Investors Inc Class B	1,504,436
52,763	First American Financial Corp	3,096,133
151,997	First Horizon National Corp	2,862,104
57,893	First Industrial Realty Trust Inc REIT	1,692,212
151,949	FNB Corp	2,043,714
84,359	Fulton Financial Corp	1,497,372
239,401	Genworth Financial Inc Class A(a)	677,505
60,202	GEO Group Inc REIT	1,232,335
40,649	Hancock Holding Co	2,101,553
19,991	Hanover Insurance Group Inc	2,356,739
58,965	Healthcare Realty Trust Inc REIT	1,633,920
48,328	Highwoods Properties Inc REIT	2,117,733
76,048	Home BancShares Inc	1,734,655
76,363	Hospitality Properties Trust REIT	1,935,038
34,300	Interactive Brokers Group Inc Class A	2,306,332
26,100	International Bancshares Corp	1,015,290
85,779	Janus Henderson Group PLC(b)	2,838,427
43,342	JBG Smith REIT	1,461,059
21,707	Jones Lang LaSalle Inc	3,790,911
23,187	Kemper Corp	1,321,659
46,013	Kilroy Realty Corp REIT	3,265,083
39,220	Lamar Advertising Co REIT Class A	2,496,745
55,018	LaSalle Hotel Properties REIT	1,596,072
40,367	Legg Mason Inc	1,640,919
70,647	Liberty Property Trust REIT	2,806,805
22,560	Life Storage Inc REIT	1,884,211
42,862	Mack-Cali Realty Corp REIT	716,224
38,907	MB Financial Inc	1,574,955
174,788	Medical Properties Trust Inc REIT	2,272,244
16,392	Mercury General Corp(b)	751,901
71,113	National Retail Properties Inc REIT	2,791,896
234,011	New York Community Bancorp Inc(b)	3,049,163
114,576	Old Republic International Corp	2,457,655
92,774	Omega Healthcare Investors Inc REIT(b)	2,508,609
61,371	PacWest Bancorp	3,039,706
35,418	Pinnacle Financial Partners Inc	2,273,836
28,280	Potlatch Corp REIT	1,471,974
20,699	Primerica Inc	1,999,523
32,542	Prosperity Bancshares Inc	2,363,525
44,450	Quality Care Properties Inc REIT(a)	863,664
Shares		Fair Value
Financial — (continued)
60,190	Rayonier Inc REIT	$ 2,117,484
30,636	Reinsurance Group of America Inc	4,717,944
18,640	RenaissanceRe Holdings Ltd	2,581,826
90,875	Sabra Health Care Inc REIT	1,603,944
62,166	SEI Investments Co	4,656,855
111,830	Senior Housing Properties Trust REIT	1,751,258
25,544	Signature Bank(a)	3,625,971
205,546	SLM Corp(a)	2,304,171
105,500	Sterling Bancorp	2,379,025
33,668	Stifel Financial Corp	1,994,156
56,958	Synovus Financial Corp	2,844,483
46,084	Tanger Factory Outlet Centers Inc REIT(b)	1,013,848
29,277	Taubman Centers Inc REIT	1,666,154
80,964	TCF Financial Corp	1,846,789
23,393	Texas Capital Bancshares Inc(a)	2,103,031
31,958	Trustmark Corp	995,811
20,953	UMB Financial Corp	1,516,788
102,927	Umpqua Holdings Corp	2,203,667
50,701	United Bankshares Inc	1,787,210
75,781	Uniti Group Inc REIT(a)(b)	1,231,441
49,982	Urban Edge Properties REIT	1,067,116
125,006	Valley National Bancorp	1,557,575
42,088	Washington Federal Inc	1,456,245
88,703	Washington Prime Group Inc REIT	591,649
42,921	Webster Financial Corp	2,377,823
55,791	Weingarten Realty Investors REIT	1,566,611
26,200	Wintrust Financial Corp	2,254,510
45,963	WR Berkley Corp	3,341,510
		202,976,332
Industrial — 18.50%
73,994	AECOM (a)	2,636,406
30,990	AGCO Corp	2,009,701
29,207	AptarGroup Inc	2,623,665
41,927	Arrow Electronics Inc(a)	3,229,218
56,880	Avnet Inc	2,375,309
19,539	Belden Inc	1,347,019
42,881	Bemis Co Inc	1,866,181
29,597	Carlisle Cos Inc	3,090,223
23,823	Clean Harbors Inc(a)	1,162,801
82,724	Cognex Corp	4,300,821
11,510	Coherent Inc(a)	2,156,974
23,514	Crane Co	2,180,688
46,967	Cree Inc(a)	1,893,240
21,082	Curtiss-Wright Corp	2,847,546
61,860	Donaldson Co Inc	2,786,793
14,444	Dycom Industries Inc(a)(b)	1,554,608
22,699	Eagle Materials Inc	2,339,132
27,636	EMCOR Group Inc	2,153,673
28,224	Energizer Holdings Inc(b)	1,681,586
19,874	EnerSys	1,378,659
12,808	Esterline Technologies Corp(a)	936,905
18,688	GATX Corp	1,279,941

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
28,874	Genesee & Wyoming Inc Class A(a)	$ 2,043,990
128,589	Gentex Corp	2,960,119
80,370	Graco Inc	3,674,516
18,338	Granite Construction Inc	1,024,361
12,302	Greif Inc Class A	642,780
25,562	Hubbell Inc	3,112,940
36,260	IDEX Corp	5,167,413
42,122	ITT Inc	2,063,136
84,961	Jabil Circuit Inc	2,440,930
65,383	KBR Inc	1,058,551
38,672	Kennametal Inc	1,553,068
91,031	Keysight Technologies Inc(a)	4,769,114
25,690	Kirby Corp(a)	1,976,845
24,925	KLX Inc(a)	1,771,170
61,100	Knight-Swift Transportation Holdings Inc	2,811,211
42,389	Knowles Corp(a)(b)	533,678
20,058	Landstar System Inc	2,199,360
17,934	Lennox International Inc	3,665,172
28,860	Lincoln Electric Holdings Inc	2,595,957
11,567	Littelfuse Inc	2,408,018
67,309	Louisiana-Pacific Corp	1,936,480
15,653	MSA Safety Inc	1,302,956
49,958	National Instruments Corp	2,526,376
24,132	Nordson Corp	3,290,157
32,519	Old Dominion Freight Line Inc	4,779,317
27,467	Orbital ATK Inc	3,642,399
35,235	Oshkosh Corp	2,722,608
77,104	Owens-Illinois Inc(a)	1,670,073
21,216	Regal Beloit Corp	1,556,194
25,327	Ryder System Inc	1,843,552
36,166	Silgan Holdings Inc	1,007,223
46,454	Sonoco Products Co	2,253,019
13,893	SYNNEX Corp	1,644,931
16,351	Tech Data Corp(a)	1,391,961
16,907	Teledyne Technologies Inc(a)	3,164,483
38,389	Terex Corp	1,436,132
31,543	Timken Co	1,438,361
120,022	Trimble Navigation Ltd(a)	4,306,389
71,126	Trinity Industries Inc	2,320,841
10,555	Valmont Industries Inc	1,544,196
63,514	Vishay Intertechnology Inc(b)	1,181,360
40,680	Wabtec Corp(b)	3,311,352
20,968	Werner Enterprises Inc	765,332
25,696	Woodward Inc	1,841,375
20,184	Worthington Industries Inc	866,297
25,358	Zebra Technologies Corp Class A(a)	3,529,580
		153,576,362
Technology — 11.17%
55,263	3D Systems Corp(a)(b)	640,498
56,427	ACI Worldwide Inc(a)	1,338,448
37,357	Acxiom Corp(a)	848,378
88,214	Allscripts Healthcare Solutions Inc(a)	1,089,443
22,387	Blackbaud Inc	2,279,221
Shares		Fair Value
Technology — (continued)
55,207	Broadridge Financial Solutions Inc	$ 6,055,656
59,269	CDK Global Inc	3,754,098
29,565	Cirrus Logic Inc(a)	1,201,226
19,941	CommVault Systems Inc(a)	1,140,625
44,330	Convergys Corp	1,002,745
170,341	Cypress Semiconductor Corp	2,888,983
35,512	Diebold Inc(b)	546,885
29,030	DST Systems Inc	2,428,360
17,195	Dun & Bradstreet Corp	2,011,815
14,078	Fair Isaac Corp(a)	2,384,391
67,711	Fortinet Inc(a)	3,627,955
63,775	Integrated Device Technology Inc(a)	1,948,964
23,170	j2 Global Inc(b)	1,828,576
36,902	Jack Henry & Associates Inc	4,463,297
67,950	Leidos Holdings Inc	4,443,930
33,299	Manhattan Associates Inc(a)	1,394,562
30,301	MAXIMUS Inc	2,022,289
27,108	Medidata Solutions Inc(a)	1,702,654
56,094	Microsemi Corp(a)	3,630,404
25,780	MKS Instruments Inc	2,981,457
18,237	Monolithic Power Systems Inc	2,111,298
42,730	MSCI Inc Class A	6,386,853
58,397	NCR Corp(a)	1,840,673
40,806	NetScout Systems Inc(a)	1,075,238
87,888	Pitney Bowes Inc	957,100
55,236	PTC Inc(a)	4,308,960
20,622	Science Applications International Corp	1,625,014
20,359	Silicon Laboratories Inc(a)	1,830,274
16,082	Synaptics Inc(a)	735,430
58,263	Teradata Corp(a)	2,311,293
93,661	Teradyne Inc	4,281,244
16,695	Tyler Technologies Inc(a)	3,521,977
13,559	Ultimate Software Group Inc(a)	3,304,328
52,907	VeriFone Systems Inc(a)	813,710
		92,758,252
Utilities — 5.36%
24,000	ALLETE Inc	1,734,000
84,627	Aqua America Inc	2,882,396
52,902	Atmos Energy Corp	4,456,464
25,505	Black Hills Corp	1,384,922
102,935	Great Plains Energy Inc	3,272,304
51,201	Hawaiian Electric Industries Inc	1,760,290
24,268	IDACORP Inc	2,142,136
90,634	MDU Resources Group Inc	2,552,253
39,520	National Fuel Gas Co(b)	2,033,304
41,252	New Jersey Resources Corp	1,654,205
22,036	NorthWestern Corp	1,185,537
94,870	OGE Energy Corp	3,108,890
24,698	ONE Gas Inc	1,630,562
37,297	PNM Resources Inc	1,426,610
22,755	Southwest Gas Corp	1,538,921
80,985	UGI Corp	3,597,354
39,731	Vectren Corp	2,539,606
67,973	Westar Energy Inc	3,574,700

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Utilities — (continued)
24,170	WGL Holdings Inc	$ 2,021,820
		44,496,274
TOTAL COMMON STOCK — 98.77% (Cost $667,486,388)		$820,187,302
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.86%
$ 7,100,000	Federal Home Loan Mortgage Corp 1.52%, 04/02/2018	7,099,112
Repurchase Agreements — 5.80%
1,840,998	Undivided interest of 13.25% in a repurchase agreement (principal amount/value $13,904,393 with a maturity value of $13,907,205) with Deutsche Bank Securities Inc, 1.82%, dated 3/29/18 to be repurchased at $1,840,998 on 4/2/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 7/25/42 - 1/20/48, with a value of $14,182,481.(c)	1,840,998
11,447,209	Undivided interest of 22.30% in a repurchase agreement (principal amount/value $51,374,556 with a maturity value of $51,384,888) with TD Securities (USA) Inc, 1.81%, dated 3/29/18 to be repurchased at $11,447,209 on 4/2/18 collateralized by Federal National Mortgage Association securities, 3.00% - 4.00%, 7/1/43 - 5/1/47, with a value of $52,402,047.(c)	11,447,209
566,399	Undivided interest of 7.51% in a repurchase agreement (principal amount/value $7,548,167 with a maturity value of $7,549,651) with Scotia Capital (USA) Inc, 1.77%, dated 3/29/18 to be repurchased at $566,399 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 4/19/18 - 9/9/49, with a value of $7,699,509.(c)	566,399
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$11,447,209	Undivided interest of 7.95% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $11,447,209 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(c)	$ 11,447,209
11,447,209	Undivided interest of 8.01% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $11,447,209 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(c)	11,447,209
11,447,209	Undivided interest of 8.78% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $11,447,209 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(c)	11,447,209
		48,196,233
SHORT TERM INVESTMENTS — 6.66% (Cost $55,295,345)		$ 55,295,345
TOTAL INVESTMENTS — 105.43% (Cost $722,781,733)		$875,482,647
OTHER ASSETS & LIABILITIES, NET — (5.43)%		$ (45,099,419)
TOTAL NET ASSETS — 100.00%		$830,383,228

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	60	11,298,600	June 2018	$(227,318)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 29, 2018

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 820,187,302	$ —	$ —	$ 820,187,302
Short Term Investments	—	55,295,345	—	55,295,345
Total Assets	$ 820,187,302	$ 55,295,345	$ 0	$ 875,482,647
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (227,318)	$ —	$ —	$ (227,318)
Total Liabilities	$ (227,318)	$ 0	$ 0	$ (227,318)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 93 futures contracts for the reporting period.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.21%
35,066	A Schulman Inc	$ 1,507,838
33,931	Aceto Corp	257,876
36,911	AdvanSix Inc(a)	1,283,765
370,841	AK Steel Holding Corp(a)(b)	1,679,910
30,254	American Vanguard Corp	611,131
38,318	Balchem Corp	3,132,497
60,593	Century Aluminum Co(a)	1,002,208
18,885	Clearwater Paper Corp(a)	738,404
11,002	Hawkins Inc	386,720
60,435	HB Fuller Co	3,005,433
50,357	Ingevity Corp(a)	3,710,807
23,158	Innophos Holdings Inc	931,183
29,299	Innospec Inc	2,009,911
19,875	Kaiser Aluminum Corp	2,005,388
24,394	Koppers Holdings Inc(a)	1,002,593
38,213	Kraton Performance Polymers Inc(a)	1,823,142
23,484	Materion Corp	1,198,858
20,450	Neenah Paper Inc	1,603,280
53,129	PH Glatfelter Co	1,090,738
16,056	Quaker Chemical Corp	2,378,375
60,212	Rayonier Advanced Materials Inc	1,292,752
37,347	Schweitzer-Mauduit International Inc	1,462,135
23,871	Stepan Co	1,985,590
96,968	US Silica Holdings Inc(b)	2,474,623
		38,575,157
Communications — 5.24%
111,342	8x8 Inc(a)	2,076,528
56,941	ADTRAN Inc	885,433
12,718	ATN International Inc	758,247
56,616	Blucora Inc(a)	1,392,754
41,219	CalAmp Corp(a)	943,091
50,156	Cincinnati Bell Inc(a)	694,661
48,880	Cogent Communications Holdings Inc	2,121,392
27,473	Comtech Telecommunications Corp	821,168
76,958	Consolidated Communications Holdings Inc(b)	843,460
62,575	DHI Group Inc(a)	100,120
16,477	ePlus Inc(a)	1,280,263
64,452	EW Scripps Co Class A	772,779
139,305	Extreme Networks Inc(a)	1,542,106
136,383	Finisar Corp(a)(b)	2,156,215
92,000	Frontier Communications Corp(b)	682,640
18,399	FTD Cos Inc(a)	66,972
137,219	Gannett Co Inc	1,369,446
94,711	Harmonic Inc(a)(b)	359,902
30,120	HealthStream Inc	747,880
97,848	Iridium Communications Inc(a)(b)	1,100,790
29,652	Liquidity Services Inc(a)	192,738
37,137	NETGEAR Inc(a)	2,124,236
Shares		Fair Value
Communications — (continued)
62,209	New Media Investment Group Inc	$ 1,066,262
77,051	NIC Inc	1,024,778
205,222	Oclaro Inc(a)	1,961,922
42,530	Perficient Inc(a)	974,788
43,221	QuinStreet Inc(a)	551,932
32,194	Scholastic Corp	1,250,415
39,036	Shutterfly Inc(a)	3,171,675
21,722	Shutterstock Inc(a)	1,045,914
24,531	Spok Holdings Inc	366,738
19,537	Stamps.com Inc(a)	3,927,914
148,132	TiVo Corp	2,007,189
272,158	Viavi Solutions Inc(a)	2,645,376
250,284	Vonage Holdings Corp(a)	2,665,525
48,289	World Wrestling Entertainment Inc Class A(b)	1,738,887
27,702	XO Group Inc(a)	574,816
		48,006,952
Consumer, Cyclical — 15.45%
82,242	Abercrombie & Fitch Co Class A	1,991,079
15,072	Allegiant Travel Co(b)	2,600,674
119,660	American Axle & Manufacturing Holdings Inc(a)	1,821,225
34,843	Anixter International Inc(a)	2,639,357
21,781	Asbury Automotive Group Inc(a)	1,470,217
195,396	Ascena Retail Group Inc(a)	392,746
41,761	Barnes & Noble Education Inc(a)	287,733
66,180	Barnes & Noble Inc	327,591
100,183	Belmond Ltd Class A(a)	1,117,040
21,984	Big 5 Sporting Goods Corp(b)	159,384
1,178	Biglari Holdings Inc(a)	481,107
21,762	BJ's Restaurants Inc	977,114
33,290	Buckle Inc(b)	737,373
52,132	Caleres Inc	1,751,635
114,497	Callaway Golf Co	1,873,171
28,650	Cato Corp Class A	422,301
10,273	Cavco Industries Inc(a)	1,784,934
155,501	Chico's FAS Inc	1,405,729
20,923	Children's Place Inc(b)	2,829,836
20,270	Chuy's Holdings Inc(a)(b)	531,074
19,285	Cooper-Standard Holding Inc(a)	2,368,391
53,708	Core-Mark Holding Co Inc	1,141,832
80,728	Crocs Inc(a)	1,311,830
48,570	Daktronics Inc	427,902
49,116	Dave & Buster's Entertainment Inc(a)	2,050,102
21,833	DineEquity Inc(b)	1,431,808
35,901	Dorman Products Inc(a)	2,377,005
87,642	DSW Inc Class A(b)	1,968,439
24,259	El Pollo Loco Holdings Inc(a)	230,461
43,953	Essendant Inc	342,833
29,386	Ethan Allen Interiors Inc	674,409
92,917	Express Inc(a)	665,286

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
61,639	EZCORP Inc Class A(a)	$ 813,635
31,834	Fiesta Restaraunt Group(a)(b)	588,929
48,225	Finish Line Inc Class A(b)	652,966
55,957	FirstCash Inc	4,546,506
66,066	Five Below Inc(a)	4,845,280
50,218	Fossil Group Inc(a)(b)	637,769
45,517	Fox Factory Holding Corp(a)	1,588,543
42,466	Francesca's Holdings Corp(a)	203,837
39,329	Fred's Inc Class A(b)	117,594
50,242	G-III Apparel Group Ltd(a)	1,893,119
22,986	Genesco Inc(a)	933,232
44,486	Gentherm Inc(a)	1,510,300
23,798	Group 1 Automotive Inc	1,554,961
70,058	Guess? Inc(b)	1,453,003
23,930	Haverty Furniture Cos Inc	482,189
61,011	Hawaiian Holdings Inc(b)	2,361,126
23,567	Hibbett Sports Inc(a)(b)	564,430
25,504	Installed Building Products Inc(a)	1,531,515
69,868	Interface Inc	1,760,674
33,628	iRobot Corp(a)(b)	2,158,581
378,934	JC Penney Co Inc(a)(b)	1,144,381
19,450	Kirkland's Inc(a)(b)	188,471
56,090	La-Z-Boy Inc	1,679,895
29,895	LCI Industries	3,113,564
21,599	LGI Homes Inc(a)(b)	1,524,241
28,894	Lithia Motors Inc Class A(b)	2,904,425
33,120	Lumber Liquidators Holdings Inc(a)(b)	792,230
33,007	M/I Homes Inc(a)	1,051,273
22,640	Marcus Corp	687,124
26,216	MarineMax Inc(a)	509,901
28,249	Marriott Vacations Worldwide Corp	3,762,767
54,463	MDC Holdings Inc	1,520,607
44,694	Meritage Homes Corp(a)	2,022,403
53,582	Mobile Mini Inc	2,330,817
13,526	Monarch Casino & Resort Inc(a)	572,015
22,206	Motorcar Parts of America Inc(a)	475,875
18,003	Movado Group Inc	691,315
37,967	Nautilus Inc(a)	510,656
58,998	Ollie's Bargain Outlet Holdings Inc(a)	3,557,579
20,421	Oxford Industries Inc	1,522,590
100,881	Penn National Gaming Inc(a)	2,649,135
15,641	Perry Ellis International Inc(a)	403,538
23,985	PetMed Express Inc(b)	1,001,374
15,041	Red Robin Gourmet Burgers Inc(a)(b)	872,378
40,139	Regis Corp(a)	607,303
22,978	RH (a)(b)	2,189,344
33,822	Ruth's Hospitality Group Inc	826,948
29,639	ScanSource Inc(a)	1,053,666
23,121	Shake Shack Inc Class A(a)(b)	962,527
13,377	Shoe Carnival Inc	318,373
61,939	SkyWest Inc	3,369,482
46,299	Sleep Number Corp(a)	1,627,410
Shares		Fair Value
Consumer, Cyclical — (continued)
29,657	Sonic Automotive Inc Class A	$ 562,000
46,800	Sonic Corp(b)	1,180,764
23,669	Standard Motor Products Inc	1,125,934
63,754	Steven Madden Ltd	2,798,801
26,507	Superior Industries International Inc	352,543
58,240	Tailored Brands Inc	1,459,494
40,026	Tile Shop Holdings Inc	240,156
57,484	Titan International Inc	724,873
20,239	Unifi Inc(a)	733,664
18,617	UniFirst Corp	3,009,438
17,434	Universal Electronics Inc(a)	907,440
23,664	Vera Bradley Inc(a)	251,075
12,808	Veritiv Corp(a)	502,074
69,819	Vista Outdoor Inc(a)	1,139,446
31,740	Vitamin Shoppe Inc(a)(b)	138,069
68,576	Wabash National Corp	1,427,067
35,256	William Lyon Homes Class A(a)	969,187
35,054	Wingstop Inc	1,655,600
34,857	Winnebago Industries Inc	1,310,623
114,836	Wolverine World Wide Inc	3,318,760
21,274	Zumiez Inc(a)	508,449
		141,548,871
Consumer, Non-Cyclical — 19.79%
27,451	Abaxis Inc	1,938,590
78,898	ABM Industries Inc	2,641,505
55,516	Acorda Therapeutics Inc(a)	1,312,953
30,400	Alarm.com Holdings Inc(a)(b)	1,147,296
15,119	Almost Family Inc(a)	846,664
41,966	AMAG Pharmaceuticals Inc(a)(b)	845,615
34,345	Amedisys Inc(a)	2,072,377
18,915	American Public Education Inc(a)	813,345
57,294	AMN Healthcare Services Inc(a)(b)	3,251,434
41,163	Amphastar Pharmaceuticals Inc(a)	771,806
15,182	Analogic Corp	1,455,954
30,920	Andersons Inc	1,023,452
42,691	AngioDynamics Inc(a)	736,420
10,825	ANI Pharmaceuticals Inc(a)	630,232
17,350	Anika Therapeutics Inc(a)	862,642
526,729	Avon Products Inc(a)	1,495,910
80,274	B&G Foods Inc(b)	1,902,494
36,525	Biotelemetry Inc(a)	1,134,101
19,136	Calavo Growers Inc(b)	1,764,339
36,099	Cal-Maine Foods Inc(a)	1,577,526
39,679	Cambrex Corp(a)	2,075,212
14,156	Capella Education Co	1,236,527
54,113	Cardtronics PLC Class A(a)	1,207,261
78,190	Career Education Corp(a)	1,027,417
12,014	Central Garden & Pet Co(a)(b)	516,602
42,406	Central Garden & Pet Co Class A(a)	1,679,702
19,330	Chemed Corp	5,274,384

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,449	Coca-Cola Bottling Co Consolidated	$ 940,879
136,516	Community Health Systems Inc(a)(b)	540,603
30,071	CONMED Corp	1,904,396
113,998	Corcept Therapeutics Inc(a)(b)	1,875,267
11,259	CorVel Corp(a)	569,142
42,566	Cross Country Healthcare Inc(a)	472,908
38,648	CryoLife Inc(a)	774,892
16,110	Cutera Inc(a)	809,528
62,903	Cytokinetics Inc(a)	452,902
197,015	Darling Ingredients Inc(a)	3,408,359
109,043	Dean Foods Co	939,951
76,015	Depomed Inc(a)	500,939
58,555	Diplomat Pharmacy Inc(a)	1,179,883
9,716	Eagle Pharmaceuticals Inc(a)(b)	511,936
42,304	Emergent BioSolutions Inc(a)	2,227,306
16,829	Enanta Pharmaceuticals Inc(a)	1,361,634
58,623	Ensign Group Inc	1,541,785
70,000	EVERTEC Inc	1,144,500
11,495	Forrester Research Inc	476,468
44,134	FTI Consulting Inc(a)	2,136,527
55,206	Green Dot Corp Class A(a)	3,542,017
63,929	Haemonetics Corp(a)	4,677,046
61,940	HealthEquity Inc(a)	3,749,848
21,530	Heidrick & Struggles International Inc	672,813
7,707	Heska Corp(a)	609,392
97,767	HMS Holdings Corp(a)	1,646,396
89,564	Impax Laboratories Inc(a)	1,742,020
81,525	Innoviva Inc(a)	1,359,022
20,690	Inogen Inc(a)	2,541,560
44,366	Insperity Inc	3,085,655
34,354	Integer Holdings Corp(a)	1,942,719
76,031	Integra LifeSciences Holdings Corp(a)(b)	4,207,556
20,261	Inter Parfums Inc(b)	955,306
38,185	Invacare Corp(b)	664,419
17,976	J&J Snack Foods Corp	2,454,803
10,238	John B Sanfilippo & Son Inc	592,473
36,625	Kelly Services Inc Class A	1,063,590
110,972	Kindred Healthcare Inc	1,015,394
67,570	Korn/Ferry International	3,485,936
36,275	Lannett Co Inc(a)	582,214
34,451	Lantheus Holdings Inc(a)	547,771
18,425	LeMaitre Vascular Inc	667,538
18,979	LHC Group Inc(a)	1,168,347
25,244	Ligand Pharmaceuticals Inc(a)(b)	4,169,299
41,056	LSC Communications Inc	716,427
48,670	Luminex Corp	1,025,477
29,094	Magellan Health Inc(a)	3,115,967
38,960	Matthews International Corp Class A	1,971,376
77,570	Medicines Co(a)(b)	2,555,156
12,358	Medifast Inc	1,154,855
49,999	Meridian Bioscience Inc	709,986
60,635	Merit Medical Systems Inc(a)	2,749,797
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,000	MGP Ingredients Inc(b)	$ 1,343,850
118,853	MiMedx Group Inc(a)(b)	828,405
91,233	Momenta Pharmaceuticals Inc(a)	1,655,879
39,450	Monro Muffler Brake Inc	2,114,520
83,547	Myriad Genetics Inc(a)	2,468,814
39,662	Natus Medical Inc(a)	1,334,626
54,370	Navigant Consulting Inc(a)	1,046,079
61,626	Neogen Corp(a)	4,128,326
36,735	Nutrisystem Inc	990,008
58,663	On Assignment Inc(a)	4,803,326
71,230	OraSure Technologies Inc(a)	1,203,075
21,802	Orthofix International NV(a)	1,281,522
73,579	Owens & Minor Inc	1,144,153
23,205	Phibro Animal Health Corp Class A	921,239
86,758	Progenics Pharmaceuticals Inc(a)(b)	647,215
13,643	Providence Service Corp(a)	943,277
38,072	Quorum Health Corp(a)	311,429
61,988	Rent-A-Center Inc(b)	534,956
45,345	Repligen Corp(a)	1,640,582
34,001	Resources Connection Inc	550,816
81,402	RR Donnelley & Sons Co	710,639
129,245	Select Medical Holdings Corp(a)	2,229,476
8,812	Seneca Foods Corp Class A(a)	244,092
43,360	SpartanNash Co	746,226
107,267	Spectrum Pharmaceuticals Inc(a)	1,725,926
12,853	Strayer Education Inc	1,298,796
61,643	Supernus Pharmaceuticals Inc(a)	2,823,249
44,599	SUPERVALU Inc(a)(b)	679,243
15,099	SurModics Inc(a)	574,517
18,284	Tactile Systems Technology Inc(a)(b)	581,431
35,231	Team Inc(a)(b)	484,426
41,380	Tivity Health Inc(a)(b)	1,640,717
150,868	Travelport Worldwide Ltd	2,465,183
48,093	TrueBlue Inc(a)	1,245,609
30,335	Universal Corp	1,471,247
14,933	US Physical Therapy Inc	1,214,053
45,636	Varex Imaging Corp(a)	1,632,856
24,787	Viad Corp	1,300,078
16,848	WD-40 Co(b)	2,218,882
		181,332,483
Energy — 3.38%
81,788	Archrock Inc	715,645
36,325	Bristow Group Inc(b)	472,225
26,131	CARBO Ceramics Inc(a)(b)	189,450
93,833	Carrizo Oil & Gas Inc(a)(b)	1,501,328
87,270	Cloud Peak Energy Inc(a)	253,956
30,000	CONSOL Energy Inc(a)	869,100
475,631	Denbury Resources Inc(a)	1,303,229
24,732	Era Group Inc(a)	231,244
37,698	Exterran Corp(a)	1,006,537

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Energy — (continued)
66,074	Flotek Industries Inc(a)(b)	$ 403,051
31,615	FutureFuel Corp	379,064
14,853	Geospace Technologies Corp(a)	146,599
44,989	Green Plains Inc(b)	755,815
15,971	Gulf Island Fabrication Inc	113,394
161,454	Helix Energy Solutions Group Inc(a)	934,819
115,768	HighPoint Resources Corp(a)	588,101
30,810	Matrix Service Co(a)	422,097
341,596	McDermott International Inc(a)(b)	2,080,320
108,826	Newpark Resources Inc(a)	881,491
290,038	Noble Corp PLC(a)	1,076,041
72,475	Oil States International Inc(a)	1,898,845
29,290	Par Pacific Holdings(a)	502,909
78,799	PDC Energy Inc(a)	3,863,515
95,241	Pioneer Energy Services Corp(a)	257,151
6,811	REX American Resources Corp(a)	495,841
65,007	Ring Energy Inc(a)	932,850
19,519	SEACOR Holdings Inc(a)	997,421
42,650	SolarEdge Technologies Inc(a)	2,243,390
291,170	SRC Energy Inc(a)	2,745,733
76,398	SunCoke Energy Inc(a)	822,042
154,812	TETRA Technologies Inc(a)	580,545
64,619	Unit Corp(a)	1,276,871
		30,940,619
Financial — 21.47%
98,823	Acadia Realty Trust REIT	2,431,046
37,579	Agree Realty Corp REIT	1,805,295
50,282	American Assets Trust Inc REIT	1,679,922
107,505	American Equity Investment Life Holding Co	3,156,347
45,740	Ameris Bancorp	2,419,646
22,604	AMERISAFE Inc	1,248,871
132,245	Apollo Commercial Real Estate Finance Inc REIT(b)	2,377,765
52,224	Armada Hoffler Properties Inc REIT	714,947
48,683	ARMOUR Residential Inc REIT	1,133,340
50,204	Banc of California Inc(b)	968,937
39,376	Banner Corp	2,184,974
65,133	BofI Holding Inc(a)(b)	2,639,841
102,207	Boston Private Financial Holdings Inc	1,538,215
90,039	Brookline Bancorp Inc	1,458,632
111,745	Capstead Mortgage Corp REIT	966,594
92,475	CareTrust Inc REIT	1,239,165
204,082	CBL & Associates Properties Inc REIT(b)	851,022
91,259	Cedar Realty Trust Inc REIT	359,560
34,992	Central Pacific Financial Corp	995,872
55,915	Chatham Lodging Trust REIT	1,070,772
72,676	Chesapeake Lodging Trust REIT	2,021,120
Shares		Fair Value
Financial — (continued)
18,092	City Holding Co	$ 1,240,388
87,362	Columbia Banking System Inc	3,664,836
60,757	Community Bank System Inc	3,254,145
19,893	Community Healthcare Trust Inc	512,046
34,203	Customers Bancorp Inc(a)	997,017
123,223	CVB Financial Corp	2,789,769
241,253	DiamondRock Hospitality Co REIT	2,518,681
35,698	Dime Community Bancshares Inc	656,843
54,710	Easterly Government Properties Inc REIT	1,116,084
41,848	EastGroup Properties Inc REIT	3,459,156
19,199	eHealth Inc(a)	274,738
39,589	Employers Holdings Inc	1,601,375
28,891	Encore Capital Group Inc(a)	1,305,873
40,965	Enova International Inc(a)	903,278
25,585	Fidelity Southern Corp	590,246
76,029	Financial Engines Inc	2,661,015
220,258	First BanCorp(a)	1,325,953
117,980	First Commonwealth Financial Corp	1,667,057
116,539	First Financial Bancorp	3,420,420
80,826	First Financial Bankshares Inc(b)	3,742,244
123,207	First Midwest Bancorp Inc	3,029,660
74,215	Four Corners Property Trust Inc REIT	1,713,624
124,681	Franklin Street Properties Corp REIT	1,048,567
38,919	Getty Realty Corp REIT	981,537
94,938	Glacier Bancorp Inc	3,643,720
81,720	Global Net Lease Inc REIT	1,379,434
116,491	Government Properties Income Trust REIT	1,591,267
70,764	Great Western Bancorp Inc	2,849,666
30,000	Green Bancorp Inc(a)	667,500
29,558	Greenhill & Co Inc(b)	546,823
37,993	Hanmi Financial Corp	1,168,285
9,261	HCI Group Inc	353,400
45,478	Hersha Hospitality Trust REIT	814,056
44,471	HFF Inc Class A	2,210,209
31,837	HomeStreet Inc(a)	912,130
154,824	Hope Bancorp Inc	2,816,249
49,233	Horace Mann Educators Corp	2,104,711
97,815	Independence Realty Trust Inc REIT	897,942
33,153	Independent Bank Corp(b)	2,372,097
13,266	Infinity Property & Casualty Corp	1,570,694
18,513	International FCStone Inc(a)	790,135
131,713	Invesco Mortgage Capital(b)	2,157,459
39,166	Investment Technology Group Inc	773,137
29,000	James River Group Holdings Ltd	1,028,630
98,166	Kite Realty Group Trust REIT	1,495,068
51,211	LegacyTexas Financial Group Inc	2,192,855

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
255,527	Lexington Realty Trust REIT	$ 2,010,997
46,617	LTC Properties Inc REIT	1,771,446
84,306	Maiden Holdings Ltd	547,989
10,565	Meta Financial Group Inc	1,153,698
32,821	National Bank Holdings Corp Class A	1,091,298
60,146	National Storage Affiliates Trust REIT	1,508,462
26,313	Navigators Group Inc	1,516,944
52,647	NBT Bancorp Inc	1,867,916
132,000	New York Mortgage Trust Inc REIT(b)	782,760
69,069	NMI Holdings Inc(a)	1,143,092
53,993	Northfield Bancorp Inc	842,831
123,428	Northwest Bancshares Inc	2,043,968
50,255	OFG Bancorp	525,165
160,951	Old National Bancorp	2,720,072
20,425	Opus Bank(b)	571,900
45,820	Oritani Financial Corp	703,337
46,704	Pacific Premier Bancorp Inc(a)	1,877,501
83,146	Pennsylvania REIT(b)	802,359
72,000	PennyMac Mortgage Investment Trust REIT	1,298,160
16,855	Piper Jaffray Cos	1,399,808
54,325	PRA Group Inc(a)	2,064,350
63,867	ProAssurance Corp	3,100,743
73,560	Provident Financial Services Inc	1,882,400
23,931	PS Business Parks Inc REIT	2,705,160
92,277	Ramco-Gershenson Properties Trust REIT	1,140,544
21,531	RE/MAX Holdings Inc Class A	1,301,549
135,468	Retail Opportunity Investments Corp REIT(b)	2,393,720
46,563	RLI Corp	2,951,629
42,292	S&T Bancorp Inc	1,689,142
18,457	Safety Insurance Group Inc	1,418,420
14,298	Saul Centers Inc REIT	728,769
55,000	Seacoast Banking Corp of Florida(a)	1,455,850
70,232	Selective Insurance Group Inc	4,263,082
54,466	ServisFirst Bancshares Inc	2,223,302
94,433	Simmons First National Corp Class A	2,686,619
32,733	Southside Bancshares Inc	1,137,144
27,606	Stewart Information Services Corp	1,213,008
126,409	Summit Hotel Properties Inc REIT	1,720,426
101,500	Third Point Reinsurance Ltd(a)	1,415,925
15,058	Tompkins Financial Corp	1,140,794
114,736	TrustCo Bank Corp NY	969,519
88,001	United Community Banks Inc	2,785,232
24,635	United Fire Group Inc	1,179,031
25,213	United Insurance Holdings Corp	482,577
14,622	Universal Health Realty Income Trust REIT	878,782
39,152	Universal Insurance Holdings Inc	1,248,949
Shares		Fair Value
Financial — (continued)
34,568	Urstadt Biddle Properties Inc REIT Class A	$ 667,162
8,545	Virtus Investment Partners Inc	1,057,871
100,449	Waddell & Reed Financial Inc Class A(b)	2,030,074
47,926	WageWorks Inc(a)	2,166,255
32,870	Walker & Dunlop Inc	1,953,135
32,007	Westamerica Bancorporation(b)	1,858,967
44,792	Whitestone REIT	465,389
140,711	WisdomTree Investments Inc	1,290,320
7,196	World Acceptance Corp(a)(b)	757,739
		196,675,183
Industrial — 18.61%
48,816	AAON Inc(b)	1,903,824
39,108	AAR Corp	1,725,054
72,663	Actuant Corp Class A	1,689,415
47,400	Advanced Energy Industries Inc(a)	3,028,860
38,642	Aegion Corp(a)	885,288
90,461	Aerojet Rocketdyne Holdings Inc(a)	2,530,194
25,780	Aerovironment Inc(a)	1,173,248
11,593	Alamo Group Inc	1,274,071
35,010	Albany International Corp Class A	2,195,127
16,678	American Woodmark Corp(a)	1,641,949
33,304	Apogee Enterprises Inc	1,443,728
46,484	Applied Industrial Technologies Inc	3,388,684
22,556	Applied Optoelectronics Inc(a)(b)	565,253
31,253	ArcBest Corp	1,001,659
23,262	Astec Industries Inc	1,283,597
30,765	Atlas Air Worldwide Holdings Inc(a)	1,859,744
63,816	Axon Enterprise Inc(a)(b)	2,508,607
31,485	AZZ Inc	1,375,894
35,211	Badger Meter Inc	1,660,199
58,825	Barnes Group Inc	3,523,029
12,746	Bel Fuse Inc Class B	240,899
58,417	Benchmark Electronics Inc	1,743,747
46,607	Boise Cascade Co	1,799,030
58,148	Brady Corp Class A	2,160,198
50,117	Briggs & Stratton Corp	1,073,005
37,228	Chart Industries Inc(a)	2,197,569
19,021	CIRCOR International Inc	811,436
44,911	Comfort Systems USA Inc	1,852,579
23,200	Control4 Corp(a)	498,336
39,110	CTS Corp	1,063,792
30,240	Cubic Corp	1,923,264
18,402	DXP Enterprises Inc(a)	716,758
30,265	Echo Global Logistics Inc(a)	835,314
39,165	Electro Scientific Industries Inc(a)	757,059
24,861	Encore Wire Corp	1,409,619
26,033	EnPro Industries Inc	2,014,434
31,262	ESCO Technologies Inc	1,830,390

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
31,092	Exponent Inc	$ 2,445,386
44,717	Fabrinet (a)	1,403,219
20,423	FARO Technologies Inc(a)	1,192,703
72,777	Federal Signal Corp	1,602,550
35,720	Forward Air Corp	1,888,159
46,741	Franklin Electric Co Inc	1,904,696
61,041	General Cable Corp	1,806,814
37,743	Gibraltar Industries Inc(a)	1,277,601
34,712	Greenbrier Cos Inc(b)	1,744,278
35,139	Griffon Corp	641,287
97,130	Harsco Corp(a)	2,005,734
14,650	Haynes International Inc	543,662
58,116	Heartland Express Inc	1,045,507
75,387	Hillenbrand Inc	3,460,263
40,808	Hub Group Inc Class A(a)	1,707,815
66,162	II-VI Inc(a)	2,706,026
21,389	Insteel Industries Inc	590,978
40,823	Itron Inc(a)	2,920,886
37,769	John Bean Technologies Corp	4,283,005
32,730	Kaman Corp	2,033,188
104,829	KapStone Paper & Packaging Corp	3,596,683
59,837	Kemet Corp(a)	1,084,845
12,356	Lindsay Corp(b)	1,129,833
26,888	LSB Industries Inc(a)(b)	164,823
20,554	Lydall Inc(a)	991,731
44,975	Marten Transport Ltd	1,025,430
51,480	Matson Inc	1,474,387
44,580	Methode Electronics Inc	1,743,078
38,750	Moog Inc Class A(a)	3,193,387
68,090	Mueller Industries Inc	1,781,234
16,175	Multi-Color Corp	1,068,359
26,696	Myers Industries Inc	564,620
19,308	MYR Group Inc(a)	595,073
5,910	National Presto Industries Inc(b)	554,063
11,248	Olympic Steel Inc	230,696
34,828	Orion Marine Group Inc(a)	229,517
21,711	OSI Systems Inc(a)	1,417,077
21,934	Park Electrochemical Corp	369,369
29,177	Patrick Industries Inc(a)	1,804,597
57,643	PGT Inc(a)	1,075,042
40,610	Plexus Corp(a)	2,425,635
10,006	Powell Industries Inc	268,561
29,924	Proto Labs Inc(a)	3,517,566
40,396	Quanex Building Products Corp	702,890
43,266	Raven Industries Inc	1,516,473
38,003	Roadrunner Transportation Systems Inc(a)	96,528
21,908	Rogers Corp(a)	2,618,882
30,926	Saia Inc(a)	2,324,089
85,955	Sanmina Corp(a)	2,247,723
49,444	Simpson Manufacturing Co Inc	2,847,480
51,824	SPX Corp(a)	1,683,244
51,155	SPX Flow Inc(a)	2,516,314
15,535	Standex International Corp	1,481,262
20,295	Sturm Ruger & Co Inc(b)	1,065,488
20,979	Tennant Co(b)	1,420,278
Shares		Fair Value
Industrial — (continued)
66,803	Tetra Tech Inc	$ 3,270,007
45,404	TimkenSteel Corp(a)(b)	689,687
42,512	TopBuild Corp(a)	3,253,018
29,424	Tredegar Corp	528,161
35,200	Trex Company Inc(a)	3,828,704
60,086	Triumph Group Inc(b)	1,514,167
110,898	TTM Technologies Inc(a)	1,695,630
73,826	Universal Forest Products Inc	2,395,654
18,992	US Concrete Inc(a)(b)	1,147,117
26,545	US Ecology Inc	1,414,848
18,615	Vicor Corp(a)	531,458
33,410	Watts Water Technologies Inc Class A	2,595,957
		170,479,275
Technology — 8.27%
16,823	Agilysys Inc(a)	200,530
39,055	Axcelis Technologies Inc(a)	960,753
41,528	Bottomline Technologies Inc(a)	1,609,210
84,942	Brooks Automation Inc	2,300,229
30,631	Cabot Microelectronics Corp	3,280,886
29,457	CACI International Inc Class A(a)	4,458,317
26,226	CEVA Inc(a)	949,381
33,262	Cohu Inc	758,706
13,005	Computer Programs & Systems Inc	379,746
49,266	Cray Inc(a)	1,019,806
40,403	CSG Systems International Inc	1,829,852
30,209	Digi International Inc(a)	311,153
46,479	Diodes Inc(a)	1,415,750
40,153	Donnelley Financial Solutions Inc(a)	689,427
27,442	DSP Group Inc(a)	323,816
26,599	Ebix Inc(b)	1,981,626
55,425	Electronics For Imaging Inc(a)	1,514,765
20,836	Engility Holdings Inc(a)	508,398
41,255	ExlService Holdings Inc(a)	2,300,791
81,625	FormFactor Inc(a)	1,114,181
43,486	Insight Enterprises Inc(a)	1,518,966
77,600	Kopin Corp(a)(b)	242,112
83,468	Kulicke & Soffa Industries Inc(a)	2,087,535
63,675	LivePerson Inc(a)	1,041,086
74,636	Lumentum Holdings Inc(a)(b)	4,761,777
31,528	ManTech International Corp Class A	1,748,858
73,694	MaxLinear Inc(a)	1,676,539
58,123	Mercury Systems Inc(a)	2,808,503
11,415	MicroStrategy Inc Class A(a)	1,472,421
49,689	Monotype Imaging Holdings Inc	1,115,518
21,213	MTS Systems Corp	1,095,652
28,420	Nanometrics Inc(a)	764,498
46,388	Omnicell Inc(a)	2,013,239
33,000	PDF Solutions Inc(a)(b)	384,780
85,578	Photronics Inc(a)	706,019
35,911	Power Integrations Inc	2,454,517

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
55,588	Progress Software Corp	$ 2,137,359
54,785	Quality Systems Inc(a)	747,815
38,810	Qualys Inc(a)	2,823,428
132,887	Rambus Inc(a)	1,784,672
36,727	Rudolph Technologies Inc(a)	1,017,338
79,850	Semtech Corp(a)	3,118,143
20,541	SPS Commerce Inc(a)	1,316,062
44,965	Super Micro Computer Inc(a)	764,405
48,384	Sykes Enterprises Inc(a)	1,400,233
52,381	Synchronoss Technologies Inc(a)	552,620
15,940	Tabula Rasa Healthcare Inc(a)	618,472
16,082	TTEC Holdings Inc	493,717
45,000	Ultra Clean Holdings Inc(a)	866,250
34,880	VASCO Data Security International Inc(a)	451,696
57,566	Veeco Instruments Inc(a)	978,622
33,130	Virtusa Corp(a)	1,605,480
59,769	Xperi Corp	1,264,114
		75,739,769
Utilities — 2.17%
44,339	American States Water Co	2,352,628
78,497	Avista Corp	4,022,971
57,701	California Water Service Group	2,149,362
48,921	El Paso Electric Co	2,494,971
34,725	Northwest Natural Gas Co	2,001,896
95,762	South Jersey Industries Inc	2,696,658
57,824	Spire Inc	4,180,675
		19,899,161
TOTAL COMMON STOCK — 98.59% (Cost $720,374,356)		$903,197,470
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.26%
$11,500,000	Federal Home Loan Mortgage Corp 1.52%, 04/02/2018	11,498,562
Repurchase Agreements — 8.33%
897,148	Undivided interest of 11.89% in a repurchase agreement (principal amount/value $7,548,167 with a maturity value of $7,549,651) with Scotia Capital (USA) Inc, 1.77%, dated 3/29/18 to be repurchased at $897,148 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 4/19/18 - 9/9/49, with a value of $7,699,509.(c)	897,148
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$18,127,559	Undivided interest of 12.59% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $18,127,559 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(c)	$ 18,127,559
18,127,559	Undivided interest of 12.68% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $18,127,559 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(c)	18,127,559
18,127,559	Undivided interest of 13.91% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $18,127,559 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(c)	18,127,559
2,915,420	Undivided interest of 20.98% in a repurchase agreement (principal amount/value $13,904,393 with a maturity value of $13,907,205) with Deutsche Bank Securities Inc, 1.82%, dated 3/29/18 to be repurchased at $2,915,420 on 4/2/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 7/25/42 - 1/20/48, with a value of $14,182,481.(c)	2,915,420

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$18,127,559	Undivided interest of 35.32% in a repurchase agreement (principal amount/value $51,374,556 with a maturity value of $51,384,888) with TD Securities (USA) Inc, 1.81%, dated 3/29/18 to be repurchased at $18,127,559 on 4/2/18 collateralized by Federal National Mortgage Association securities, 3.00% - 4.00%, 7/1/43 - 5/1/47, with a value of $52,402,047.(c)	$ 18,127,559
		76,322,804
SHORT TERM INVESTMENTS — 9.59% (Cost $87,821,366)		$ 87,821,366
TOTAL INVESTMENTS — 108.18% (Cost $808,195,722)		$991,018,836
OTHER ASSETS & LIABILITIES, NET — (8.18)%		$ (74,908,546)
TOTAL NET ASSETS — 100.00%		$916,110,290
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Depreciation
Russell 2000 Mini Long Futures	165	12,632,400	June 2018	$(241,912)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 29, 2018

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 903,197,470	$ —	$ —	$ 903,197,470
Short Term Investments	—	87,821,366	—	87,821,366
Total Assets	$ 903,197,470	$ 87,821,366	$ 0	$ 991,018,836
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (241,912)	$ —	$ —	$ (241,912)
Total Liabilities	$ (241,912)	$ 0	$ 0	$ (241,912)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 202 futures contracts for the reporting period.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 1.73%
$ 260,128	Asset Backed Funding Certificates Trust(a) Series 2004-OPT4 Class A1 2.50%, 04/25/2034 1-mo. LIBOR + 0.62%	$ 260,586
8,022	Centex Home Equity Loan Trust Series 2004-A Class AF6 4.27%, 01/25/2034	8,111
237,411	GMACM Home Equity Loan Trust Series 2007-HE2 Class A3 6.19%, 12/25/2037	231,892
60,135	Structured Receivables Finance 3 LLC(b) Series 2006-A Class A 5.55%, 01/15/2030	61,674
918,454	Tesla Auto Lease Trust(b) Series 2018-A 2.32%, 12/20/2019	916,629
	Towd Point Mortgage Trust(b)
	Series 2017-1 Class A1
1,040,518	2.75%, 10/25/2056	1,028,967
	Series 2015-2 Class 1AE2
392,972	2.75%, 11/25/2060	388,421
855,044	Trinity Rail Leasing LP(b) Series 2012-1A Class A1 2.27%, 01/15/2043	836,476
		3,732,756
U.S. Government Agency — 0.00%
9,886	Federal National Mortgage Association(c) Series 2003-T4 Class 2A6 4.70%, 07/26/2033	10,220
TOTAL ASSET-BACKED SECURITIES — 1.73% (Cost $3,717,505)		$ 3,742,976
BANK LOANS
	Asurion LLC(a)
944,294	4.63%,08/04/2022 3-mo. LIBOR + 2.75%	949,606
963,566	4.88%,11/03/2023 3-mo. LIBOR + 3.00%	967,179
990,000	Casella Waste Systems Inc(a) 4.31%, 10/17/2023 3-mo. LIBOR + 2.75%	993,713
1,368,125	EagleClaw (a) 6.31%, 06/08/2024 3-mo. LIBOR + 4.25%	1,375,308
2,000,000	Lucid Energy 4.78%, 01/31/2025 3-mo. LIBOR + 3.00%	1,990,000
1,990,000	PAREXEL International Corp(a) 4.63%, 08/11/2024 1-mo. LIBOR + 2.75%	1,990,497
Principal Amount		Fair Value
Bank Loans — (continued)
$1,990,332	Plastipak Holdings Inc(a) 4.44%, 10/10/2024 3-mo. LIBOR + 2.75%	$ 1,999,453
1,602,564	Quikrete Holdings Inc(a) 4.31%, 11/15/2023 3-mo. LIBOR + 2.75%	1,609,074
833,333	Sinclair Broadcasting Group(a) 4.26%, 12/12/2024 3-mo. LIBOR + 2.50%	836,875
1,990,000	United Site Services(a) 5.63%, 08/25/2024 3-mo. LIBOR + 3.75%	1,999,950
TOTAL BANK LOANS — 6.81% (Cost $14,710,965)		$ 14,711,655
CORPORATE BONDS AND NOTES
Basic Materials — 9.73%
	Air Liquide Finance(b)
1,085,000	1.38%, 09/27/2019	1,063,479
2,000,000	1.75%, 09/27/2021	1,907,384
	CF Industries Inc
600,000	7.13%, 05/01/2020	640,500
2,000,000	3.40%, 12/01/2021(b)	1,974,319
4,000,000	Chevron Phillips Chemical Co(b) 2.45%, 05/01/2020	3,963,148
1,140,000	Eastman Chemical Co 5.50%, 11/15/2019	1,185,587
3,785,000	EI du Pont de Nemours & Co 2.20%, 05/01/2020	3,732,229
500,000	Freeport-McMoRan Inc 3.10%, 03/15/2020	494,400
3,000,000	Georgia-Pacific LLC(b) 2.54%, 11/15/2019	2,981,526
2,974,000	Potash Corp of Saskatchewan Inc 6.50%, 05/15/2019	3,080,221
		21,022,793
Communications — 1.38%
2,000,000	AT&T Inc(d) 2.45%, 06/30/2020	1,976,783
1,000,000	Sinclair Television Group Inc 5.38%, 04/01/2021	1,008,750
		2,985,533
Consumer, Cyclical — 0.93%
2,000,000	Jaguar Land Rover Automotive PLC(b) 4.25%, 11/15/2019	2,012,480
Consumer, Non-Cyclical — 28.57%
	Abbott Laboratories
2,000,000	2.35%, 11/22/2019	1,982,574
2,000,000	4.13%, 05/27/2020	2,046,494

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$2,000,000	Actavis Funding SCS 3.00%, 03/12/2020	$ 1,989,464
1,250,000	Allergan Sales LLC(b) 5.00%, 12/15/2021	1,304,562
2,000,000	Altria Group Inc 2.63%, 01/14/2020	1,987,974
1,616,000	Anheuser-Busch Cos LLC 5.00%, 03/01/2019	1,651,731
2,000,000	Anthem Inc 2.50%, 11/21/2020	1,965,813
4,000,000	Bayer US Finance LLC(b) 2.38%, 10/08/2019	3,965,043
2,000,000	Becton Dickinson & Co(a) 2.65%, 12/29/2020 3-mo. LIBOR + 0.87%	2,002,117
1,000,000	Centene Corp 5.63%, 02/15/2021	1,027,500
2,000,000	Constellation Brands Inc 3.88%, 11/15/2019	2,026,782
1,800,000	CVS Health Corp 3.35%, 03/09/2021	1,809,483
1,000,000	HCA Holdings Inc 6.25%, 02/15/2021	1,050,000
3,000,000	Hillshire Brands Co 4.10%, 09/15/2020	3,055,238
3,000,000	HJ Heinz Co(b) 4.88%, 02/15/2025	3,127,357
3,000,000	Humana Inc 2.50%, 12/15/2020	2,943,469
2,000,000	Johnson & Johnson 1.65%, 03/01/2021	1,945,579
1,500,000	Kimberly-Clark Corp(d) 1.85%, 03/01/2020	1,474,725
3,000,000	Life Technologies Corp 6.00%, 03/01/2020	3,152,597
1,620,000	Lorillard Tobacco Co 8.13%, 06/23/2019	1,719,377
3,000,000	McCormick & Co Inc 3.90%, 07/15/2021	3,066,676
3,150,000	Mondelez International Holdings Netherlands BV(b) 2.00%, 10/28/2021	3,005,337
3,049,000	Perrigo Finance Unlimited Co 3.50%, 03/15/2021	3,049,543
2,000,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp 4.88%, 05/01/2021	2,012,500
1,000,000	Reynolds American Inc 8.13%, 06/23/2019	1,061,344
1,000,000	Universal Health Services Inc(b) 4.75%, 08/01/2022	1,015,645
	Zimmer Biomet Holdings Inc
1,265,000	4.63%, 11/30/2019	1,297,745
2,000,000	2.97%, 03/19/2021(a) 3-mo. LIBOR + 0.75%	2,003,060
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$3,000,000	Zoetis Inc 3.45%, 11/13/2020	$ 3,020,603
		61,760,332
Energy — 6.73%
2,747,000	Andeavor Logistics LP 5.50%, 10/15/2019	2,826,938
1,800,000	Concho Resources Inc 4.38%, 01/15/2025	1,822,834
3,000,000	Phillips 66 Partners LP 2.65%, 02/15/2020	2,971,088
2,475,000	Plains All American Pipeline LP 2.60%, 12/15/2019	2,442,747
2,530,000	Southern Natural Gas Co LLC / Southern Natural Issuing Corp 4.40%, 06/15/2021	2,602,574
1,800,000	Western Gas Partners LP 5.38%, 06/01/2021	1,877,629
		14,543,810
Financial — 23.56%
2,250,000	Allstate Corp(a) 2.94%, 03/29/2023 3-mo. LIBOR + 0.63%	2,254,294
	American Express Credit Corp
1,000,000	2.13%, 03/18/2019	994,702
1,000,000	2.60%, 09/14/2020	988,565
	Bank of America Corp
2,000,000	2.25%, 04/21/2020	1,967,907
2,000,000	2.37%, 07/21/2021	1,962,315
2,000,000	2.74%, 01/23/2022	1,971,547
2,000,000	Bank of Montreal 1.50%, 07/18/2019	1,965,878
2,000,000	Bank of New York Mellon Corp 4.15%, 02/01/2021	2,058,215
2,000,000	Barclays Bank PLC 2.65%, 01/11/2021	1,974,887
	Citibank NA
3,000,000	2.10%, 06/12/2020	2,941,679
2,000,000	2.13%, 10/20/2020	1,955,552
2,000,000	Citizens Bank NA 2.20%, 05/26/2020	1,958,095
1,000,000	Fifth Third Bank 1.63%, 09/27/2019	982,737
3,000,000	Goldman Sachs Group Inc 2.60%, 12/27/2020	2,955,622
1,000,000	International Lease Finance Corp 5.88%, 04/01/2019	1,027,231
2,000,000	JPMorgan Chase & Co 2.75%, 06/23/2020	1,988,575
	JPMorgan Chase Bank NA
2,250,000	1.65%, 09/23/2019	2,218,906
2,000,000	2.60%, 02/01/2021	1,988,919
250,000	Lehman Brothers Holdings Inc Escrow Account(e)(f) 0.00%, 10/15/2020	10,000

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$2,000,000	Metropolitan Life Global Funding I(b) 2.05%, 06/12/2020	$ 1,961,914
	Morgan Stanley
1,000,000	2.38%, 07/23/2019	992,672
2,000,000	2.65%, 01/27/2020	1,987,471
1,000,000	2.50%, 04/21/2021	979,655
2,000,000	Pricoa Global Funding I(b) 1.45%, 09/13/2019	1,959,199
2,000,000	Regions Bank 2.75%, 04/01/2021	1,975,142
2,000,000	Starwood Property Trust Inc(b) 3.63%, 02/01/2021	1,965,000
3,000,000	Toronto-Dominion Bank 1.90%, 10/24/2019	2,959,629
2,000,000	Westpac Banking Corp 2.65%, 01/25/2021	1,977,084
		50,923,392
Industrial — 16.67%
2,000,000	ABB Finance USA Inc 2.80%, 04/03/2020	2,000,605
3,000,000	Agilent Technologies Inc 5.00%, 07/15/2020	3,128,874
2,000,000	BAE Systems Holdings Inc(b) 6.38%, 06/01/2019	2,081,481
1,576,000	Canadian National Railway Co 2.85%, 12/15/2021	1,571,165
4,180,000	Fortive Corp 1.80%, 06/15/2019	4,129,454
2,000,000	Keysight Technologies Inc 3.30%, 10/30/2019	2,003,673
2,409,000	Molex Electronic Technologies LLC(b) 2.88%, 04/15/2020	2,387,978
1,535,000	Oshkosh Corp 5.38%, 03/01/2025	1,581,050
2,855,000	PerkinElmer Inc 5.00%, 11/15/2021	2,990,172
4,030,000	Rockwell Automation Inc 2.05%, 03/01/2020	3,974,471
3,000,000	Rolls-Royce PLC(b) 2.38%, 10/14/2020	2,952,806
3,575,000	Siemens Financieringsmaatschappij NV(b) 1.30%, 09/13/2019	3,496,823
	Textron Inc
2,250,000	3.65%, 03/01/2021	2,277,279
1,300,000	5.95%, 09/21/2021	1,406,427
Principal Amount		Fair Value
Industrial — (continued)
$ 46,549	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020	$ 49,524
		36,031,782
Technology — 0.91%
2,000,000	Apple Inc 2.25%, 02/23/2021	1,969,578
Utilities — 1.30%
1,421,875	Duke Energy Florida LLC 2.10%, 12/15/2019	1,414,464
1,425,143	Southern California Edison Co 1.85%, 02/01/2022	1,403,448
		2,817,912
TOTAL CORPORATE BONDS AND NOTES — 89.78% (Cost $196,279,787)		$194,067,612
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.32%
3,450	CHL Mortgage Pass-Through Trust(a) Series 2003-15 Class 1A1 2.38%, 06/25/2018 1-mo. LIBOR + 0.50%	3,449
700,859	MetLife Securitization Trust(b) Series 2017-1A Class A 3.00%, 04/25/2055	695,857
		699,306
U.S. Government Agency — 0.47%
1,000,000	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(b) Series 2011-K704 Class B 4.54%, 10/25/2030	1,002,973
TOTAL MORTGAGE-BACKED SECURITIES — 0.79% (Cost $1,715,480)		$ 1,702,279

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.66%
$1,800,000	Repurchase agreement (principal amount/value $1,800,000 with a maturity value of $1,800,350 with Daiwa Capital Markets America Inc, 1.75%, dated 3/29/18 to be repurchased at $1,800,000 on 4/2/18 collateralized by U.S. Treasury Notes, 1.25% - 2.88%, 3/31/18 - 1/31/20, with a value of $1,836,079.	$ 1,800,000
999,245	Undivided interest of 0.69% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $999,245 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(g)	999,245
427,006	Undivided interest of 1.03% in a repurchase agreement (principal amount/value $41,680,145 with a maturity value of $41,688,527) with BNP Paribas Securities Corp, 1.81%, dated 3/29/18 to be repurchased at $427,006 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.13%, 5/15/18 - 9/9/49, with a value of $42,513,748.(g)	427,006
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 371,568	Undivided interest of 13.75% in a repurchase agreement (principal amount/value $2,704,299 with a maturity value of $2,704,828) with Bank of Montreal, 1.76%, dated 3/29/18 to be repurchased at $371,568 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 4/26/18 - 9/9/49, with a value of $2,758,386.(g)	$ 371,568
SHORT TERM INVESTMENTS — 1.66% (Cost $3,597,819)		$ 3,597,819
TOTAL INVESTMENTS — 100.77% (Cost $220,021,556)		$217,822,341
OTHER ASSETS & LIABILITIES, NET — (0.77)%		$ (1,663,750)
TOTAL NET ASSETS — 100.00%		$216,158,591

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 29, 2018, the aggregate cost and fair value of 144A securities was $48,622,344 and $48,056,478, respectively, representing 22.23% of net assets.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 29, 2018. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan at March 29, 2018.
(e)	Security in bankruptcy at March 29, 2018.
(f)	Security in default; some interest payments received during the last 12 months. At March 29, 2018, the aggregate cost and fair value of such securities was $0 and $10,000, respectively, representing 0.00% of net assets.
(g)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

March 29, 2018

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.37%
10,943	Carpenter Technology Corp	$ 482,805
5,753	KMG Chemicals Inc	344,892
17,580	Orion Engineered Carbons SA	476,418
12,434	Steel Dynamics Inc	549,832
		1,853,947
Communications — 4.43%
8,144	8x8 Inc(a)	151,886
12,647	Chegg Inc(a)(b)	261,287
27,490	Ciena Corp(a)	711,991
2,232	Comtech Telecommunications Corp	66,714
25,804	Houghton Mifflin Harcourt Co(a)	179,338
16,169	Mimecast Ltd(a)	572,868
5,427	Okta Inc(a)	216,266
5,386	Shopify Inc Class A(a)	671,042
13,211	Zendesk Inc(a)	632,410
		3,463,802
Consumer, Cyclical — 13.38%
22,146	At Home Group Inc(a)(b)	709,558
5,602	Burlington Stores Inc(a)	745,906
20,254	Copart Inc(a)	1,031,536
8,846	Dave & Buster's Entertainment Inc(a)	369,232
2,068	Del Taco Restaurants Inc(a)	21,424
18,147	Eldorado Resorts Inc(a)(b)	598,851
33,417	Extended Stay America Inc	660,654
16,203	Fox Factory Holding Corp(a)	565,485
13,833	G-III Apparel Group Ltd(a)	521,227
10,575	Golden Entertainment Inc(a)(b)	245,657
29,929	International Game Technology PLC	800,002
10,415	KAR Auction Services Inc	564,493
4,294	LGI Homes Inc(a)(b)	303,028
6,872	Lions Gate Entertainment Corp Class A(b)	177,504
12,811	Lions Gate Entertainment Corp Class B	308,489
9,779	Malibu Boats Inc Class A(a)	324,761
17,726	MarineMax Inc(a)	344,771
23,857	Party City Holdco Inc(a)(b)	372,169
7,595	PetIQ Inc(a)(b)	202,027
20,547	REV Group Inc	426,556
3,490	SodaStream International Ltd(a)	320,487
6,532	Spartan Motors Inc	112,350
23,731	Wabash National Corp	493,842
17,761	Zoe's Kitchen Inc(a)(b)	256,469
		10,476,478
Consumer, Non-Cyclical — 24.18%
2,147	Acceleron Pharma Inc(a)	83,948
6,627	Achaogen Inc(a)(b)	85,820
2,595	Adamas Pharmaceuticals Inc(a)	62,020
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,110	Alnylam Pharmaceuticals Inc(a)	$ 370,401
10,313	AMN Healthcare Services Inc(a)(b)	585,263
5,676	Arcus Biosciences Inc(a)	87,637
948	Arena Pharmaceuticals Inc(a)	37,446
3,746	Ascendis Pharma A/S ADR(a)	244,988
24,957	AtriCure Inc(a)(b)	512,118
6,105	Audentes Therapeutics Inc(a)	183,455
6,676	AxoGen Inc(a)	243,674
1,438	Blueprint Medicines Corp(a)	131,865
16,246	Care.com Inc(a)	264,322
19,242	Central Garden & Pet Co Class A(a)	762,176
47,441	Cerus Corp(a)(b)	259,977
8,094	Chefs' Warehouse Inc(a)(b)	186,162
6,480	Deciphera Pharmaceuticals Inc(a)	129,859
5,269	Denali Therapeutics Inc(a)(b)	103,747
6,327	DexCom Inc(a)(b)	469,210
5,332	Dynavax Technologies Corp(a)(b)	105,840
7,920	Emergent BioSolutions Inc(a)	416,988
20,563	Epizyme Inc(a)	364,993
5,782	Esperion Therapeutics Inc(a)	418,212
14,120	Flexion Therapeutics Inc(a)(b)	316,429
8,017	Foundation Medicine Inc(a)	631,339
2,452	Galapagos NV ADR(a)	244,612
15,166	Glaukos Corp(a)(b)	467,568
13,322	HealthEquity Inc(a)	806,514
3,752	Homology Medicines Inc(a)	70,162
3,187	ICF International Inc	186,280
6,529	ICON PLC(a)	771,336
17,191	Immunomedics Inc(a)(b)	251,160
4,648	Inogen Inc(a)	570,960
2,603	Intercept Pharmaceuticals Inc(a)(b)	160,137
7,175	Intersect ENT Inc(a)(b)	281,977
14,020	Intrexon Corp(a)(b)	214,927
4,892	iRhythm Technologies Inc(a)(b)	307,951
15,147	K2M Group Holdings Inc(a)	287,036
689	Loxo Oncology Inc(a)	79,490
1,107	Madrigal Pharmaceuticals Inc(a)	129,287
3,303	MGP Ingredients Inc(b)	295,916
7,025	Monro Muffler Brake Inc	376,540
4,264	MyoKardia Inc(a)	208,083
2,769	Myovant Sciences Ltd(a)	58,897
8,064	Nevro Corp(a)(b)	698,907
20,983	Novocure Ltd(a)(b)	457,429
11,876	On Assignment Inc(a)	972,407
7,061	Optinose Inc(a)(b)	141,361
21,256	OraSure Technologies Inc(a)	359,014
7,341	Pacira Pharmaceuticals Inc(a)	228,672
25,111	Performance Food Group Co(a)	749,563
8,847	Proteostasis Therapeutics Inc(a)	42,023
1,631	Repligen Corp(a)	59,010
4,950	RISE Education Cayman Ltd ADR(a)(b)	75,784
20,414	RPX Corp	218,226

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,014	Sangamo BioSciences Inc(a)	$ 171,266
1,124	Spark Therapeutics Inc(a)(b)	74,847
24,393	Tactile Systems Technology Inc(a)(b)	775,697
12,259	Teladoc Inc(a)(b)	494,038
1,589	Tivity Health Inc(a)(b)	63,004
21,195	Wright Medical Group NV(a)(b)	420,509
3,307	Xencor Inc(a)	99,144
		18,927,623
Energy — 0.73%
3,332	Diamondback Energy Inc(a)	421,565
9,086	Solaris Oilfield Infrastructure Inc Class A(a)	150,464
		572,029
Financial — 9.68%
13,031	Argo Group International Holdings Ltd	747,979
2,485	Bridge Bancorp Inc	83,372
2,280	Bryn Mawr Bank Corp	100,206
8,134	Byline Bancorp Inc(a)	186,513
9,318	CenterState Banks Inc	247,207
17,723	Essent Group Ltd(a)	754,291
10,165	Evercore Partners Inc Class A	886,388
3,364	Hamilton Lane Inc Class A	125,242
5,983	Heritage Commerce Corp	98,600
4,633	Live Oak Bancshares Inc	128,797
2,843	Pacific Premier Bancorp Inc(a)	114,289
1,500	Piper Jaffray Cos	124,575
11,183	QTS Realty Trust Inc REIT Class A	405,048
10,942	ServisFirst Bancshares Inc	446,652
1,650	Signature Bank(a)	234,218
16,357	Sterling Bancorp Inc	220,983
12,141	Stifel Financial Corp	719,111
3,523	SVB Financial Group(a)	845,555
3,939	Trupanion Inc(a)(b)	117,737
15,328	Virtu Financial Inc Class A(b)	505,824
3,934	Virtus Investment Partners Inc	487,029
		7,579,616
Industrial — 14.58%
3,177	Aerovironment Inc(a)	144,585
8,323	Air Transport Services Group Inc(a)	194,092
12,223	AO Smith Corp	777,261
15,778	Boise Cascade Co	609,031
3,555	Dycom Industries Inc(a)(b)	382,625
4,576	Echo Global Logistics Inc(a)	126,298
7,614	EnPro Industries Inc	589,171
22,759	Gardner Denver Holdings Inc(a)	698,246
29,110	GasLog Ltd	478,859
28,025	Gates Industrial Corp PLC(a)	490,718
Shares		Fair Value
Industrial — (continued)
9,133	Genesee & Wyoming Inc Class A(a)	$ 646,525
13,629	Granite Construction Inc	761,316
8,613	Hub Group Inc Class A(a)	360,454
2,287	Ichor Holdings Ltd(a)	55,368
9,800	JELD-WEN Holding Inc(a)	300,076
12,642	Knight-Swift Transportation Holdings Inc(b)	581,658
36,289	Kratos Defense & Security Solutions Inc(a)(b)	373,414
6,112	Masonite International Corp(a)	374,971
23,656	NCI Building Systems Inc(a)	418,711
7,073	NV5 Global Inc(a)(b)	394,320
24,584	PGT Inc(a)	458,492
24,226	Schneider National Inc Class B(b)	631,330
16,164	SPX Corp(a)	525,007
6,441	Tech Data Corp(a)	548,322
7,047	US Concrete Inc(a)(b)	425,639
1,990	Vishay Precision Group Inc(a)	61,988
		11,408,477
Technology — 26.52%
12,459	2U Inc(a)	1,046,930
26,133	Acxiom Corp(a)	593,480
5,592	Alteryx Inc Class A(a)	190,911
2,264	Appfolio Inc(a)	92,484
7,620	Appian Corp(a)	191,872
5,856	Apptio Inc Class A(a)	165,959
9,555	AQUANTIA Corp(a)(b)	150,013
3,110	athenahealth Inc(a)	444,823
11,728	Atlassian Corp PLC Class A(a)	632,374
18,809	Axcelis Technologies Inc(a)	462,701
13,619	Benefitfocus Inc(a)(b)	332,304
28,520	Box Inc Class A(a)(b)	586,086
21,319	Cadence Design Systems Inc(a)	783,900
3,107	CEVA Inc(a)	112,473
25,924	Cloudera Inc(a)	559,440
13,064	Cornerstone OnDemand Inc(a)(b)	510,933
8,992	CyberArk Software Ltd(a)	458,772
48,275	Cypress Semiconductor Corp	818,744
9,228	Everbridge Inc(a)	337,745
31,696	Evolent Health Inc Class A(a)(b)	451,668
7,582	Five9 Inc(a)(b)	225,868
43,929	FormFactor Inc(a)	599,631
18,358	Hortonworks Inc(a)	373,952
6,709	Instructure Inc(a)(b)	282,784
13,545	Lumentum Holdings Inc(a)(b)	864,171
4,917	Materialise NV ADR(a)(b)	57,480
8,022	Medidata Solutions Inc(a)(b)	503,862
15,060	Microsemi Corp(a)	974,683
12,816	Nanometrics Inc(a)	344,750
7,421	New Relic Inc(a)	550,045
34,755	Nuance Communications Inc(a)	547,391
12,431	PTC Inc(a)	969,742
16,716	RealPage Inc(a)	860,874

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
3,185	SendGrid Inc(a)	$ 89,626
9,184	Silicon Motion Technology Corp ADR	441,934
26,226	SS&C Technologies Holdings Inc	1,406,763
7,020	Tabula Rasa Healthcare Inc(a)	272,376
13,937	Talend SA ADR(a)	670,648
18,381	Teradyne Inc	840,196
2,151	Ultimate Software Group Inc(a)	524,199
3,232	Varonis Systems Inc(a)	195,536
10,186	Vocera Communications Inc(a)	238,556
		20,758,679
TOTAL COMMON STOCK — 95.87% (Cost $64,520,149)		$75,040,651
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 16.26%
$3,022,405	Undivided interest of 2.10% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $3,022,405 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(c)	3,022,405
3,022,405	Undivided interest of 2.11% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $3,022,405 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(c)	3,022,405
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,022,405	Undivided interest of 2.32% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $3,022,405 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(c)	$ 3,022,405
3,022,405	Undivided interest of 35.02% in a repurchase agreement (principal amount/value $8,635,509 with a maturity value of $8,637,227) with HSBC Securities (USA) Inc, 1.79%, dated 3/29/18 to be repurchased at $3,022,405 on 4/2/18 collateralized by Federal Home Loan Mortgage Corp securities, 2.50% - 8.00%, 4/1/22 - 3/1/48, with a value of $8,819,382.(c)	3,022,405
635,681	Undivided interest of 35.19% in a repurchase agreement (principal amount/value $1,807,491 with a maturity value of $1,807,852) with JP Morgan Securities, 1.80%, dated 3/29/18 to be repurchased at $635,681 on 4/2/18 collateralized by U.S. Treasury securities, 0.75% - 2.00%, 2/15/19 - 2/28/21, with a value of $1,844,324.(c)	635,681
SHORT TERM INVESTMENTS — 16.26% (Cost $12,725,301)		$12,725,301
TOTAL INVESTMENTS — 112.13% (Cost $77,245,450)		$87,765,952
OTHER ASSETS & LIABILITIES, NET — (12.13)%		$ (9,493,597)
TOTAL NET ASSETS — 100.00%		$78,272,355

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2018.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Schedule of Investments
As of March 29, 2018 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 29, 2018

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 75,040,651	$ —	$ —	$ 75,040,651
Short Term Investments	—	12,725,301	—	12,725,301
Total Assets	$ 75,040,651	$ 12,725,301	$ 0	$ 87,765,952
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Consumer, Cyclical — 0.32%
$ 2,705,000	Mattel Inc(a) 6.75%, 12/31/2025	$ 2,644,679
TOTAL CORPORATE BONDS AND NOTES — 0.32% (Cost $2,704,378)		$ 2,644,679
Shares
COMMON STOCK
Basic Materials — 4.53%
19,725	Akzo Nobel NV	1,863,678
210,900	CF Industries Holdings Inc	7,957,257
237,775	DowDuPont Inc	15,148,645
137,983	International Paper Co	7,372,432
82,300	Nucor Corp	5,027,707
		37,369,719
Communications — 8.27%
134,771	CenturyLink Inc	2,214,288
312,500	Cisco Systems Inc	13,403,125
232,220	Comcast Corp Class A	7,934,957
415,000	News Corp Class A	6,557,000
492,855	Telefonica SA	4,882,648
401,800	Twenty-First Century Fox Inc Class B	14,613,466
318,692	Verizon Communications Inc	15,239,852
292,314	Vodafone Group PLC	799,696
25,100	Walt Disney Co	2,521,044
		68,166,076
Consumer, Cyclical — 5.34%
72,478	Adient PLC(b)	4,331,285
38,200	Alaska Air Group Inc	2,366,872
65,000	Delta Air Lines Inc	3,562,650
92,400	Ford Motor Co	1,023,792
90,700	Kohl's Corp	5,941,757
75,100	L Brands Inc	2,869,571
114,647	Las Vegas Sands Corp	8,243,119
284,800	Mattel Inc(b)	3,745,120
54,800	Southwest Airlines Co	3,138,944
99,300	Wal-Mart Stores Inc	8,834,721
		44,057,831
Consumer, Non-Cyclical — 17.84%
63,687	Anthem Inc	13,992,034
170,500	Archer-Daniels-Midland Co	7,394,585
27,800	Becton Dickinson & Co	6,024,260
108,000	Bristol-Myers Squibb Co	6,831,000
136,444	Coty Inc Class A	2,496,925
93,138	CVS Health Corp	5,794,115
13,620	Diageo PLC	460,528
127,000	Gilead Sciences Inc	9,574,530
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
269,324	GlaxoSmithKline PLC	$ 5,229,790
95,500	GlaxoSmithKline PLC ADR(b)	3,731,185
114,200	Johnson & Johnson	14,634,730
50,300	Kellogg Co	3,270,003
91,900	Kimberly-Clark Corp	10,120,947
133,625	Medtronic PLC	10,719,397
142,500	Merck & Co Inc	7,761,975
65,300	PepsiCo Inc	7,127,495
320,088	Pfizer Inc	11,359,923
97,600	Philip Morris International Inc	9,701,440
148,600	Tyson Foods Inc Class A	10,876,034
		147,100,896
Energy — 9.16%
160,141	Apache Corp(b)	6,162,226
76,344	Chevron Corp	8,706,270
18,820	EQT Corp	894,138
262,696	Exxon Mobil Corp	19,599,748
201,000	Hess Corp(b)	10,174,620
119,600	Occidental Petroleum Corp	7,769,216
285,534	Total SA(b)	16,366,736
141,900	TransCanada Corp	5,861,889
		75,534,843
Financial — 29.12%
180,800	American International Group Inc	9,839,136
18,300	Ameriprise Financial Inc	2,707,302
49,137	Bank of America Corp	1,473,619
126,600	Bank of New York Mellon Corp	6,523,698
117,918	Brighthouse Financial Inc(c)	6,060,985
78,790	Chubb Ltd	10,776,108
152,400	Citigroup Inc	10,287,000
109,700	Equity Residential REIT	6,759,714
396,300	Fifth Third Bancorp	12,582,525
154,100	Franklin Resources Inc	5,344,188
299,405	JPMorgan Chase & Co	32,925,568
350,100	KeyCorp	6,844,455
217,520	Loews Corp	10,817,270
53,700	Marsh & McLennan Cos Inc	4,435,083
242,700	MetLife Inc	11,137,503
334,100	Morgan Stanley	18,028,036
35,600	Northern Trust Corp	3,671,428
61,400	PNC Financial Services Group Inc	9,286,136
214,696	Rayonier Inc REIT	7,553,005
38,336	SL Green Realty Corp REIT(b)	3,712,075
124,200	State Street Corp	12,386,466
233,400	US Bancorp	11,786,700
437,600	Wells Fargo & Co	22,934,616
150,213	Weyerhaeuser Co REIT	5,257,455
20,621	Willis Towers Watson PLC	3,138,310

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
69,400	XL Group Ltd	$ 3,835,044
		240,103,425
Industrial — 10.05%
43,300	Boeing Co	14,197,204
102,000	Emerson Electric Co	6,966,600
73,956	Flowserve Corp	3,204,513
242,300	General Electric Co	3,266,204
94,900	Harris Corp	15,305,472
11,100	Illinois Tool Works Inc	1,738,926
354,480	Johnson Controls International PLC	12,491,875
62,900	Pentair PLC	4,285,377
37,803	Stericycle Inc(b)(c)	2,212,610
42,200	TE Connectivity Ltd	4,215,780
91,195	United Parcel Service Inc Class B	9,544,469
47,400	Vulcan Materials Co	5,411,658
		82,840,688
Technology — 6.26%
18,900	Analog Devices Inc	1,722,357
110,700	Applied Materials Inc	6,156,027
40,300	CA Inc	1,366,170
123,600	Hewlett Packard Enterprise Co	2,167,944
200,700	Microsoft Corp	18,317,889
249,900	QUALCOMM Inc	13,846,959
58,200	Texas Instruments Inc	6,046,398
21,400	Western Digital Corp	1,974,578
		51,598,322
Utilities — 4.72%
90,085	Edison International	5,734,811
361,200	NiSource Inc	8,636,292
108,783	PG&E Corp	4,778,837
18,612	Sempra Energy	2,070,027
317,953	Southern Co	14,199,781
66,000	Westar Energy Inc	3,470,940
		38,890,688
TOTAL COMMON STOCK — 95.29% (Cost $647,253,459)		$785,662,488
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.72%
102,119	Becton Dickinson & Co, 6.13%	5,926,507
Utilities — 1.37%
26,535	DTE Energy Co, 6.50%	1,378,759
107,195	NextEra Energy Inc, 6.12%	6,187,638
Shares		Fair Value
Utilities — (continued)
36,799	Sempra Energy, 6.00%	$ 3,753,943
		11,320,340
TOTAL CONVERTIBLE PREFERRED STOCK — 2.09% (Cost $15,366,507)		$ 17,246,847
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.91%
$15,800,000	Federal Home Loan Bank 1.42%, 04/02/2018	15,798,156
Repurchase Agreements — 2.44%
4,771,765	Undivided interest of 11.46% in a repurchase agreement (principal amount/value $41,680,145 with a maturity value of $41,688,527) with BNP Paribas Securities Corp, 1.81%, dated 3/29/18 to be repurchased at $4,771,765 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.13%, 5/15/18 - 9/9/49, with a value of $42,513,748.(d)	4,771,765
4,771,765	Undivided interest of 3.31% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $4,771,765 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(d)	4,771,765
4,771,765	Undivided interest of 3.34% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $4,771,765 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(d)	4,771,765

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 4,771,765	Undivided interest of 3.66% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $4,771,765 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(d)	$ 4,771,765
1,003,601	Undivided interest of 37.15% in a repurchase agreement (principal amount/value $2,704,299 with a maturity value of $2,704,828) with Bank of Montreal, 1.76%, dated 3/29/18 to be repurchased at $1,003,601 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 4/26/18 - 9/9/49, with a value of $2,758,386.(d)	1,003,601
		20,090,661
SHORT TERM INVESTMENTS — 4.35% (Cost $35,888,817)		$ 35,888,817
TOTAL INVESTMENTS — 102.05% (Cost $701,213,161)		$841,442,831
OTHER ASSETS & LIABILITIES, NET — (2.05)%		$ (16,940,898)
TOTAL NET ASSETS — 100.00%		$824,501,933
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 29, 2018, the aggregate cost and fair value of 144A securities was $2,704,378 and $2,644,679, respectively, representing 0.32% of net assets.
(b)	All or a portion of the security is on loan at March 29, 2018.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Corporate Bonds and Notes	$ —	$ 2,644,679	$ —	$ 2,644,679
Common Stock	756,059,412	29,603,076	—	785,662,488
Convertible Preferred Stock	—	17,246,847	—	17,246,847
Short Term Investments	—	35,888,817	—	35,888,817
Total Assets	$ 756,059,412	$ 85,383,419	$ 0	$ 841,442,831
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.97%
100,000	Air Products & Chemicals Inc	$ 15,903,000
17,000	Ashland Global Holdings Inc	1,186,430
100,000	Franco-Nevada Corp(a)	6,839,000
201,000	RPM International Inc	9,581,670
547,000	Valvoline Inc	12,105,110
		45,615,210
Communications — 3.36%
85,000	Expedia Inc	9,384,850
107,000	Interactive Corp(b)	16,732,660
120,000	Match Group Inc(a)(b)	5,332,800
73,459	Maxar Technologies Ltd	3,397,479
25,000	Shopify Inc Class A(b)	3,114,750
312,000	Symantec Corp	8,065,200
121	Venture Global LNG Inc Series B(b)(c)(d)	365,420
355	Venture Global LNG Inc Series C(b)(c)(d)	1,072,100
11,787	VeriSign Inc(a)(b)	1,397,466
25,000	Zillow Group Inc Class A(b)	1,350,000
25,000	Zillow Group Inc Class C(b)	1,345,000
		51,557,725
Consumer, Cyclical — 15.99%
75,000	Aptiv PLC	6,372,750
242,000	Aramark	9,573,520
76,000	Burlington Stores Inc(b)	10,119,400
162,000	CarMax Inc(a)(b)	10,034,280
81,000	Casey's General Stores Inc	8,891,370
275,000	Dollar General Corp	25,726,250
130,000	Dunkin' Brands Group Inc(a)	7,759,700
25,000	Ferrari NV(a)	3,013,000
350,000	HD Supply Holdings Inc(b)	13,279,000
201,000	KAR Auction Services Inc	10,894,200
150,000	Marriott International Inc Class A	20,397,000
359,000	MGM Resorts International	12,572,180
200,000	Michaels Cos Inc(b)	3,942,000
421,000	Norwegian Cruise Line Holdings Ltd(b)	22,300,370
50,000	O'Reilly Automotive Inc(b)	12,369,000
40,000	PVH Corp	6,057,200
51,000	Royal Caribbean Cruises Ltd	6,004,740
575,000	Tapestry Inc	30,250,750
25,000	Ulta Salon Cosmetics & Fragrance Inc(b)	5,106,750
125,000	United Continental Holdings Inc(b)	8,683,750
55,000	Vail Resorts Inc	12,193,500
		245,540,710
Consumer, Non-Cyclical — 23.59%
175,000	Acadia Healthcare Co Inc(b)	6,856,500
290,000	Alkermes PLC(a)(b)	16,808,400
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
87,000	Alnylam Pharmaceuticals Inc(b)	$ 10,361,700
414,517	Bruker Corp	12,402,349
299,000	Catalent Inc(b)	12,276,940
175,000	ConAgra Foods Inc	6,454,000
105,000	Cooper Cos Inc	24,025,050
249,000	CoreLogic Inc(b)	11,262,270
24,900	Costar Group Inc(b)	9,030,732
62,000	Dentsply Sirona Inc	3,119,220
88,000	DexCom Inc(a)(b)	6,526,080
320,927	Envision Healthcare Corp(a)(b)	12,333,224
40,000	Equifax Inc	4,712,400
50,000	FleetCor Technologies Inc(b)	10,125,000
50,000	Gartner Inc(b)	5,881,000
163,000	Global Payments Inc	18,177,760
616,000	Hologic Inc(b)	23,013,760
19,000	IDEXX Laboratories Inc(b)	3,636,410
187,000	IHS Markit Ltd(b)	9,020,880
20,000	Illumina Inc(b)	4,728,400
62,000	Incyte Corp(b)	5,166,460
88,000	IQVIA Holdings Inc(b)	8,633,680
24,000	MarketAxess Holdings Inc	5,218,560
188,000	MEDNAX Inc(b)	10,458,440
10,000	Sage Therapeutics Inc(b)	1,610,700
87,000	Seattle Genetics Inc(b)	4,553,580
187,602	ServiceMaster Global Holdings Inc(b)	9,539,562
275,000	Sprouts Farmers Market Inc(b)	6,454,250
137,000	Teleflex Inc	34,932,260
17,000	TESARO Inc(a)(b)	971,380
211,000	TransUnion (b)	11,980,580
167,000	TreeHouse Foods Inc(b)	6,391,090
154,000	Verisk Analytics Inc(b)	16,016,000
75,000	West Pharmaceutical Services Inc	6,621,750
250,000	Worldpay Inc Class A(b)	20,560,000
30,823	Zoetis Inc	2,574,029
		362,434,396
Energy — 1.22%
262,000	Arc Resources Ltd	2,855,187
250,000	Centennial Resource Development Inc Class A(a)(b)	4,587,500
75,000	Concho Resources Inc(b)	11,274,750
		18,717,437
Financial — 8.46%
1,232	Axis Capital Holdings Ltd	70,926
126,000	CBOE Holdings Inc	14,376,600
250,000	Fifth Third Bancorp	7,937,500
527,000	FNF Group	21,090,540
300,000	KKR & Co LP	6,090,000
60,654	Oaktree Capital Group LLC LP(a)	2,401,899

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
350,000	Progressive Corp	$ 21,325,500
452,000	SLM Corp(b)	5,066,920
413,000	TD Ameritrade Holding Corp	24,461,990
78,000	Webster Financial Corp	4,321,200
150,000	Willis Towers Watson PLC	22,828,500
		129,971,575
Industrial — 21.41%
39,000	Acuity Brands Inc(a)	5,428,410
303,000	ADT Inc(a)	2,402,790
350,000	Agilent Technologies Inc	23,415,000
151,000	Allegion PLC	12,878,790
25,702	Ardagh Group SA(a)	480,113
451,000	Ball Corp(a)	17,909,210
89,000	BWX Technologies Inc	5,654,170
29,000	Coherent Inc(b)	5,434,600
250,000	Colfax Corp(b)	7,975,000
399,000	Corning Inc	11,124,120
188,000	Fortive Corp	14,573,760
169,000	Gardner Denver Holdings Inc(b)	5,184,920
150,000	Harris Corp	24,192,000
176,000	IDEX Corp	25,081,760
25,000	JB Hunt Transport Services Inc	2,928,750
88,000	Kansas City Southern	9,666,800
500,000	Keysight Technologies Inc(b)	26,195,000
38,000	Martin Marietta Materials Inc	7,877,400
102,000	National Instruments Corp	5,158,140
97,000	Roper Technologies Inc	27,226,930
470,000	Sensata Technologies Holding PLC(a)(b)	24,360,100
565,000	Textron Inc	33,318,050
223,000	Waste Connections Inc	15,998,020
188,000	Xylem Inc	14,460,960
		328,924,793
Technology — 13.99%
24,000	athenahealth Inc(b)	3,432,720
181,000	Atlassian Corp PLC Class A(b)	9,759,520
225,000	Black Knight Inc(b)	10,597,500
115,000	CDK Global Inc	7,284,100
314,000	CSRA Inc	12,946,220
15,079	Dropbox Inc Class A(a)(b)	471,219
16,184	Dropbox Inc Class B(b)(c)(d)	205,051
50,000	Electronic Arts Inc(b)	6,062,000
88,000	Fidelity National Information Services Inc	8,474,400
250,000	Fiserv Inc(b)	17,827,500
60,000	Guidewire Software Inc(b)	4,849,800
537,000	Marvell Technology Group Ltd	11,277,000
125,000	Maxim Integrated Products Inc	7,527,500
339,000	Microchip Technology Inc(a)	30,971,040
88,000	Microsemi Corp(b)	5,695,360
Shares		Fair Value
Technology — (continued)
12,000	MSCI Inc Class A	$ 1,793,640
50,000	Qorvo Inc(b)	3,522,500
100,000	Red Hat Inc(b)	14,951,000
20,000	ServiceNow Inc(b)	3,309,000
40,000	Splunk Inc(b)	3,935,600
151,000	SS&C Technologies Holdings Inc	8,099,640
90,000	Tableau Software Inc Class A(b)	7,273,800
60,000	Veeva Systems Inc Class A(b)	4,381,200
18,350	WeWork Class A(b)(c)(d)	841,348
112,000	Workday Inc Class A(b)	14,236,320
211,000	Xilinx Inc	15,242,640
		214,967,618
Utilities — 0.87%
60,000	Atmos Energy Corp	5,054,400
75,000	Sempra Energy	8,341,500
		13,395,900
TOTAL COMMON STOCK — 91.86% (Cost $1,057,619,992)		$1,411,125,364
CONVERTIBLE PREFERRED STOCK
Communications — 0.12%
5,230	Roofoods Ltd Series F, 0.00%(b)(c)(d)	1,849,171
Technology — 0.33%
20,098	Dropbox Series A, 0.00%(b)(c)	254,642
98,726	Dropbox Series A-1, 0.00%(b)(c)	1,250,858
44,193	WeWork Series D-1, 0.00%(b)(c)(d)	2,026,249
34,723	WeWork Series D-2, 0.00%(b)(c)(d)	1,592,050
		5,123,799
TOTAL CONVERTIBLE PREFERRED STOCK — 0.45% (Cost $4,238,470)		$ 6,972,970

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 7.49%
$115,000,000	Federal Home Loan Bank 1.24%, 04/02/2018	$ 114,988,250
Repurchase Agreements — 5.96%
21,748,217	Undivided interest of 15.10% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $21,748,217 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(e)	21,748,217
21,748,217	Undivided interest of 15.21% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $21,748,217 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(e)	21,748,217
20,745,589	Undivided interest of 15.92% in a repurchase agreement (principal amount/value $130,445,923 with a maturity value of $130,472,157) with Merrill Lynch, Pierce, Fenner & Smith, 1.81%, dated 3/29/18 to be repurchased at $20,745,589 on 4/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 12/1/26 - 4/1/48, with a value of $133,054,841.(e)	20,745,589
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,498,564	Undivided interest of 25.18% in a repurchase agreement (principal amount/value $13,904,393 with a maturity value of $13,907,205) with Deutsche Bank Securities Inc, 1.82%, dated 3/29/18 to be repurchased at $3,498,564 on 4/2/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 7/25/42 - 1/20/48, with a value of $14,182,481.(e)	$ 3,498,564
21,748,217	Undivided interest of 42.38% in a repurchase agreement (principal amount/value $51,374,556 with a maturity value of $51,384,888) with TD Securities (USA) Inc, 1.81%, dated 3/29/18 to be repurchased at $21,748,217 on 4/2/18 collateralized by Federal National Mortgage Association securities, 3.00% - 4.00%, 7/1/43 - 5/1/47, with a value of $52,402,047.(e)	21,748,217
2,079,382	Undivided interest of 6.61% in a repurchase agreement (principal amount/value $31,461,736 with a maturity value of $31,468,098) with BNP Paribas Securities Corp, 1.82%, dated 3/29/18 to be repurchased at $2,079,382 on 4/2/18 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 1.00% - 7.00%, 9/1/25 - 2/15/48, with a value of $32,090,971.(e)	2,079,382
		91,568,186
SHORT TERM INVESTMENTS — 13.45% (Cost $206,556,436)		$ 206,556,436
TOTAL INVESTMENTS — 105.76% (Cost $1,268,414,898)		$1,624,654,770
OTHER ASSETS & LIABILITIES, NET — (5.76)%		$ (88,512,479)
TOTAL NET ASSETS — 100.00%		$1,536,142,291

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
(a)	All or a portion of the security is on loan at March 29, 2018.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
LP	Limited Partnership
At March 29, 2018, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Dropbox Inc Class B	05/01/2012	$146,451	$205,051	0.01%
Venture Global LNG Inc Series B	03/08/2018	365,420	365,420	0.02
Venture Global LNG Inc Series C	10/16/2017	1,338,705	1,072,100	0.07
WeWork Class A	12/09/2014-05/26/2015	265,478	841,348	0.05
Convertible Preferred Stock
Roofoods Ltd Series F	09/12/2017	1,849,174	1,849,171	0.12
WeWork Series D-1	12/09/2014	735,866	2,026,249	0.13
WeWork Series D-2	12/09/2014	578,180	1,592,050	0.10
		$5,279,274	$7,951,389	0.50%
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.

March 29, 2018

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,408,641,446	$ —	$ 2,483,918	$ 1,411,125,364
Convertible Preferred Stock	—	—	6,972,970	6,972,970
Short Term Investments	—	206,556,436	—	206,556,436
Total Assets	$ 1,408,641,446	$ 206,556,436	$ 9,456,888	$ 1,624,654,770
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
	Argentine Bonos del Tesoro
7,209,000	ARS, 21.20%, 09/19/2018	$ 353,106
90,633,000	ARS, 18.20%, 10/03/2021	4,508,290
3,215,000	ARS, 25.25%, 04/03/2022(b) BADLARPP + 2.00%	163,549
28,019,000	ARS, 16.00%, 10/17/2023	1,351,025
130,304,000	ARS, 15.50%, 10/17/2026	6,369,171
	Brazil Letras do Tesouro Nacional(d)
22,700 (c)	BRL, 0.00%, 07/01/2019	6,362,161
12,537 (c)	BRL, 0.00%, 07/01/2020	3,227,068
2,240 (c)	BRL, 0.00%, 07/01/2021	523,689
	Brazil Notas do Tesouro Nacional Series B, Index Linked(e)
161 (c)	BRL, 6.00%, 05/15/2019	155,616
1,247 (c)	BRL, 6.00%, 08/15/2022	1,242,358
1,384 (c)	BRL, 6.00%, 05/15/2023	1,381,672
250 (c)	BRL, 6.00%, 08/15/2024	252,251
	Brazil Notas do Tesouro Nacional Series F
2,120 (c)	BRL, 10.00%, 01/01/2019	658,990
29,170 (c)	BRL, 10.00%, 01/01/2021	9,265,774
41,897 (c)	BRL, 10.00%, 01/01/2023	13,230,179
27,055 (c)	BRL, 10.00%, 01/01/2025	8,474,415
8,299 (c)	BRL, 10.00%, 01/01/2027	2,583,204
	Colombia Government International Bond
266,000,000	COP, 7.75%, 04/14/2021	99,981
41,000,000	COP, 4.38%, 03/21/2023	13,733
64,000,000	COP, 9.85%, 06/28/2027	28,799
813,000,000	Colombian Titulos De Tesoreria COP, 7.00%, 06/30/2032	293,424
	Colombian Treasury Bond
572,000,000	COP, 11.25%, 10/24/2018	212,767
327,000,000	COP, 5.00%, 11/21/2018	117,536
454,000,000	COP, 7.00%, 09/11/2019	167,615
1,035,000,000	COP, 11.00%, 07/24/2020	416,624
1,189,000,000	COP, 7.00%, 05/04/2022	445,831
4,456,000,000	COP, 10.00%, 07/24/2024	1,914,042
8,723,200,000	COP, 7.50%, 08/26/2026	3,342,587
4,621,700,000	COP, 6.00%, 04/28/2028	1,591,704
15,835,100,000	COP, 7.75%, 09/18/2030	6,146,585
	Ghana Government Bond
670,000	GHC, 17.24%, 11/11/2019	153,396
50,000	GHC, 21.50%, 03/09/2020	12,284
220,000	GHC, 21.00%, 03/23/2020	53,560
150,000	GHC, 18.25%, 09/21/2020	35,222
50,000	GHC, 24.75%, 03/01/2021	13,454
50,000	GHC, 24.50%, 06/21/2021	13,665
50,000	GHC, 24.75%, 07/19/2021	13,754
1,930,000	GHC, 18.75%, 01/24/2022	473,305
130,000	GHC, 18.25%, 07/25/2022	31,435
90,000	GHC, 17.60%, 11/28/2022	21,348
2,750,000	GHC, 16.50%, 02/06/2023	632,827
1,930,000	GHC, 19.75%, 03/25/2024	503,932
5,790,000	GHC, 19.00%, 11/02/2026	1,525,113
7,673,000	GHC, 19.75%, 03/15/2032	1,936,484
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Ghana Treasury Note
880,000	GHC, 21.00%, 01/07/2019	$ 205,415
370,000	GHC, 17.18%, 01/06/2020	84,699
	India Government Bond
182,000,000	INR, 8.79%, 11/08/2021	2,929,169
147,000,000	INR, 8.20%, 02/15/2022	2,325,974
484,000,000	INR, 8.15%, 06/11/2022	7,636,047
329,000,000	INR, 8.08%, 08/02/2022	5,193,646
25,000,000	INR, 6.84%, 12/19/2022	376,255
362,000,000	INR, 8.83%, 11/25/2023	5,883,318
361,000,000	INR, 7.68%, 12/15/2023	5,604,155
	Indonesia Treasury Bond
10,000,000,000	IDR, 11.50%, 09/15/2019	781,487
26,549,000,000	IDR, 11.00%, 11/15/2020	2,168,496
515,000,000	IDR, 12.80%, 06/15/2021	44,593
8,357,000,000	IDR, 8.25%, 07/15/2021	647,984
2,198,000,000	IDR, 7.00%, 05/15/2022	165,415
3,887,000,000	IDR, 12.90%, 06/15/2022	348,934
257,000,000	IDR, 10.25%, 07/15/2022	21,260
2,419,000,000	IDR, 5.63%, 05/15/2023	173,069
52,449,000,000	IDR, 8.38%, 03/15/2024	4,162,196
145,011,000,000	IDR, 8.38%, 09/15/2026	11,625,660
2,400,000,000	IDR, 12.00%, 09/15/2026	230,548
10,314,000,000	IDR, 7.00%, 05/15/2027	761,518
212,000,000	IDR, 10.00%, 02/15/2028	18,571
635,000,000	IDR, 6.13%, 05/15/2028	44,394
8,099,000,000	IDR, 9.00%, 03/15/2029	673,187
1,440,000,000	IDR, 10.50%, 08/15/2030	132,596
17,784,000,000	IDR, 8.75%, 05/15/2031	1,457,730
18,670,000,000	IDR, 8.38%, 03/15/2034	1,471,364
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	2,303,809
	Korea Monetary Stabilization Bond
3,680,000,000	KRW, 1.33%, 10/02/2018	3,446,207
5,330,000,000	KRW, 2.06%, 12/02/2019	4,996,722
1,050,000,000	Korea Treasury Bond KRW, 1.72%, 12/02/2018	984,592
	Mexican Bonos
2,225,400 (f)	MXP, 4.75%, 06/14/2018	12,155,850
261,500 (f)	MXP, 8.50%, 12/13/2018	1,445,413
2,625,700 (f)	MXP, 5.00%, 12/11/2019	13,903,067
709,900 (f)	MXP, 8.00%, 06/11/2020	3,966,654
757,500 (f)	MXP, 6.50%, 06/10/2021	4,080,750
	Mexican Udibonos, Index Linked(e)
7,210 (g)	MXP, 4.00%, 06/13/2019	237,405
5,670 (g)	MXP, 2.50%, 12/10/2020	181,962
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	3,186,944
	Philippines Government Bond
321,470,000	PHP, 3.88%, 11/22/2019	6,128,406
2,130,000	PHP, 3.38%, 08/20/2020	39,664
481,500,000	Thailand Government Bond THB, 3.88%, 06/13/2019	15,874,702

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
4,316,000	Ukraine Government International Bond(h) 1.64%, 05/31/2040	$ 3,005,291
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 57.70% (Cost $201,964,844)		$211,418,643
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 9.29%
	Argentine Bonos del Tesoro
2,628,721	ARS, 29.91%, 06/21/2018	122,158
29,015,000	ARS, 29.63%, 07/18/2018	1,325,013
3,957,000	Bonos de la Nacion Argentina con Ajuste por CER ARS, 3.75%, 02/08/2019	198,132
7,230,000,000	Korea Treasury Notes KRW, 1.61%, 10/08/2018	6,779,600
	Letras del Banco Central de la Republica Argentina
3,916,000	ARS, 27.78%, 08/15/2018	175,899
13,945,000	ARS, 27.56%, 09/19/2018	612,881
4,664,000	ARS, 25.12%, 10/17/2018	203,388
	Mexico Cetes
11,167,170 (g)	MXP, 5.31%, 04/12/2018	6,129,904
7,030,060 (g)	MXP, 6.38%, 04/26/2018	3,847,817
7,036,260 (g)	MXP, 6.77%, 05/10/2018	3,839,987
782,990 (g)	MXP, 6.99%, 05/24/2018	426,058
721,000 (g)	MXP, 7.24%, 06/07/2018	391,156
2,772,850 (g)	MXP, 7.24%, 06/21/2018	1,499,886
3,749,320 (g)	MXP, 7.31%, 07/05/2018	2,022,096
4,553,660 (g)	MXP, 7.48%, 08/16/2018	2,433,954
3,720,240 (g)	MXP, 7.54%, 10/11/2018	1,965,404
3,970,910 (g)	MXP, 7.52%, 12/06/2018	2,073,785
		34,047,118
U.S. Government Agency Bonds and Notes — 17.67%
64,740,000	Federal Home Loan Bank 1.33%, 04/02/2018	64,732,944
U.S. Treasury Bonds and Notes — 8.31%
	U.S. Treasury Bills
5,218,000	1.89%, 09/13/2018	5,172,726
5,652,000	1.89%, 09/20/2018	5,601,628
5,807,000	2.00%, 01/31/2019	5,709,547
8,557,000	2.00%, 02/28/2019(i)	8,400,552
	United States Treasury Note/Bond
2,826,000	1.90%, 08/31/2018	2,821,275
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
2,740,000	2.13%, 02/15/2019	$ 2,754,878
		30,460,606
Repurchase Agreements — 2.32%
$ 2,021,688	Repurchase agreement (principal amount/value $2,021,899 with a maturity value of $2,022,306) with MUFG Securities America Inc, 1.81%, dated 3/29/18 to be repurchased at $2,021,688 on 4/2/18 collateralized by various U.S. Government Agency securities, 1.92% - 5.10%, 8/1/19 - 3/1/48, with a value of $2,062,337.(j)	2,021,688
423,873	Repurchase agreement (principal amount/value $423,917 with a maturity value of $424,002) with Merrill Lynch, Pierce, Fenner & Smith, 1.80%, dated 3/29/18 to be repurchased at $423,873 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 6.00%, 10/31/23 - 9/9/49, with a value of $432,395.(j)	423,873
2,021,688	Undivided interest of 1.40% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $2,021,688 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(j)	2,021,688
2,021,688	Undivided interest of 1.41% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $2,021,688 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(j)	2,021,688

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount(a)	Fair Value
Repurchase Agreements — (continued)
$ 2,021,688	Undivided interest of 4.86% in a repurchase agreement (principal amount/value $41,680,145 with a maturity value of $41,688,527) with BNP Paribas Securities Corp, 1.81%, dated 3/29/18 to be repurchased at $2,021,688 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.13%, 5/15/18 - 9/9/49, with a value of $42,513,748.(j)
$ 2,021,688
8,510,625
SHORT TERM INVESTMENTS — 37.59% (Cost $136,566,885)	$137,751,293
TOTAL INVESTMENTS — 95.29% (Cost $338,531,729)	$349,169,936
OTHER ASSETS & LIABILITIES, NET — 4.71%	$ 17,267,976
TOTAL NET ASSETS — 100.00%	$366,437,912
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
(c)	Principal amount is stated in 1,000 Brazilian Real Units.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(e)	Principal amount of the security is adjusted for inflation.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	Principal amount is stated in 100 Unidad de Inversion Units.
(h)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 29, 2018, the aggregate cost and fair value of 144A securities was $2,315,040 and $3,005,291, respectively, representing 0.82% of net assets.
(i)	All or a portion of the security is on loan at March 29, 2018.
(j)	Collateral received for securities on loan.
BADLARPP	Argentina Deposit Rate is the interest rate banks charge each other for short-term loans.
At March 29, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	1,861,187	EUR	1,534,000	April 09, 2018	$(27,778)
BA	USD	6,478,229	EUR	5,346,794	April 16, 2018	(109,023)
BA	USD	3,385,697	EUR	2,774,707	April 17, 2018	(32,981)
BA	USD	1,913,958	EUR	1,529,331	May 07, 2018	26,993
BA	USD	1,587,382	EUR	1,272,328	May 16, 2018	16,481
BA	USD	274,372	EUR	221,000	May 22, 2018	1,390
BA	USD	1,992,424	EUR	1,605,628	May 31, 2018	7,753
BA	USD	296,387	EUR	240,017	June 01, 2018	(316)
BA	USD	591,475	EUR	477,331	June 07, 2018	1,107
BA	USD	1,584,646	EUR	1,272,328	June 18, 2018	9,542
BA	USD	2,005,237	EUR	1,605,628	June 29, 2018	15,673
BA	USD	649,217	JPY	70,490,000	April 18, 2018	(14,044)
BA	USD	1,198,384	JPY	133,511,950	May 18, 2018	(60,345)
BA	USD	1,212,441	JPY	133,110,875	May 21, 2018	(42,765)
BA	USD	1,223,172	JPY	133,472,500	May 22, 2018	(35,531)
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	853,855	JPY	93,241,000	May 25, 2018	$(25,628)
BB	USD	578,040	EUR	480,000	April 10, 2018	(13,072)
BB	USD	1,928,354	EUR	1,549,750	April 30, 2018	17,180
BB	USD	1,921,148	EUR	1,549,750	May 31, 2018	5,546
BB	USD	1,441,071	JPY	160,791,700	April 11, 2018	(71,232)
BB	USD	1,729,605	JPY	183,390,000	May 31, 2018	(931)
BB	USD	984,267	JPY	103,760,000	June 19, 2018	3,795
BB	USD	725,362	JPY	76,061,410	June 26, 2018	6,259
BB	USD	3,420,432	JPY	377,130,000	July 17, 2018	(150,583)
BB	USD	837,641	JPY	90,170,000	July 31, 2018	(17,055)
BB	USD	1,922,352	JPY	207,960,000	August 09, 2018	(50,153)
BB	USD	1,424,376	JPY	156,670,000	January 11, 2019	(79,681)
BB	USD	550,826	JPY	59,530,000	January 24, 2019	(21,261)
BB	USD	240,642	JPY	25,220,000	February 15, 2019	(2,146)
CIT	INR	4,940,000	USD	75,156	June 19, 2018	40
CIT	MXP	167,000,000	JPY	957,449,410	June 14, 2018	(309,391)
CIT	USD	822,896	AUD	1,053,900	April 09, 2018	13,484
CIT	USD	822,948	AUD	1,053,900	May 09, 2018	13,577
CIT	USD	5,579,301	AUD	7,117,000	June 13, 2018	112,869
CIT	USD	530,705	EUR	430,647	April 24, 2018	(148)
CIT	USD	6,649,656	EUR	5,349,167	April 30, 2018	52,986
CIT	USD	218,728	EUR	177,000	May 09, 2018	304
CIT	USD	5,688,717	EUR	4,613,945	May 14, 2018	(7,127)
CIT	USD	35,222	EUR	28,380	June 13, 2018	104
CIT	USD	113,244	JPY	12,300,000	April 13, 2018	(2,456)
CIT	USD	1,333,663	JPY	141,415,000	April 23, 2018	2,652
CIT	USD	335,494	JPY	37,956,958	May 09, 2018	(22,137)
CIT	USD	490,721	JPY	55,117,000	May 14, 2018	(28,771)
CIT	USD	483,967	JPY	54,379,000	May 16, 2018	(28,639)
CIT	USD	1,422,446	JPY	158,569,300	May 18, 2018	(72,520)
CIT	USD	1,417,405	JPY	158,569,300	May 21, 2018	(77,869)
CIT	USD	326,099	JPY	36,253,000	May 22, 2018	(15,782)
CIT	USD	1,158,760	JPY	128,700,000	June 08, 2018	(56,408)
CIT	USD	2,158,462	JPY	242,350,000	June 12, 2018	(130,440)
CIT	USD	243,127	JPY	27,274,000	June 13, 2018	(14,484)
CIT	USD	1,481,919	JPY	161,870,000	June 20, 2018	(47,771)
CIT	USD	128,998	JPY	14,230,000	July 12, 2018	(5,695)
CIT	USD	502,947	JPY	54,406,000	August 09, 2018	(13,095)
CIT	USD	902,965	JPY	97,662,000	August 13, 2018	(23,634)
CIT	USD	493,548	JPY	55,117,000	August 14, 2018	(29,431)
CIT	USD	1,202,510	JPY	129,520,000	January 25, 2019	(42,284)
CIT	USD	1,137,004	JPY	120,457,000	February 14, 2019	(22,522)
CIT	USD	617,946	JPY	64,770,000	February 15, 2019	(5,583)
DB	INR	5,653,000	USD	85,361	April 25, 2018	1,245
DB	INR	18,408,000	USD	280,289	June 14, 2018	67
DB	INR	85,619,500	USD	1,312,780	July 19, 2018	(13,761)
DB	USD	3,305,362	EUR	2,747,132	April 12, 2018	(78,159)
DB	USD	341,120	EUR	277,171	April 23, 2018	(522)
DB	USD	2,155,817	EUR	1,751,700	April 24, 2018	(3,484)
DB	USD	3,742,943	EUR	2,994,858	May 07, 2018	47,738
DB	USD	3,500,491	EUR	2,814,827	May 15, 2018	25,374
DB	USD	495,893	EUR	399,174	May 22, 2018	2,830
DB	USD	11,458,844	EUR	9,252,046	May 31, 2018	22,654
DB	USD	3,407,336	EUR	2,747,132	June 13, 2018	7,917
DB	USD	11,550,850	EUR	9,248,412	June 29, 2018	90,971
DB	USD	1,217,659	JPY	132,200,000	April 13, 2018	(25,878)
DB	USD	1,387,594	JPY	150,772,000	May 21, 2018	(34,153)
DB	USD	405,780	JPY	43,102,000	May 31, 2018	(946)
DB	USD	203,965	JPY	21,785,000	June 01, 2018	(1,621)
DB	USD	520,505	JPY	55,300,000	June 13, 2018	(1,820)
DB	USD	2,475,474	JPY	268,480,000	June 19, 2018	(61,508)
DB	USD	2,992,728	JPY	325,865,000	June 22, 2018	(87,182)
DB	USD	607,374	JPY	67,625,000	July 11, 2018	(32,678)
DB	USD	697,771	JPY	74,988,441	July 30, 2018	(12,971)
DB	USD	339,037	JPY	35,826,000	August 27, 2018	(1,225)
DB	USD	241,206	JPY	25,220,000	September 19, 2018	1,270
DB	USD	681,057	JPY	73,860,000	January 24, 2019	(28,742)
DB	USD	926,276	KRW	1,029,000,000	May 18, 2018	(43,240)
DB	USD	3,246,030	KRW	3,495,000,000	May 31, 2018	(48,244)
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	USD	2,101,222	KRW	2,244,000,000	June 14, 2018	$(15,320)
GS	USD	558,468	EUR	456,963	April 16, 2018	(4,510)
GS	USD	413,929	EUR	336,500	April 18, 2018	(697)
GS	USD	62,734	EUR	50,000	May 02, 2018	1,064
GS	USD	127,957	EUR	103,408	May 03, 2018	405
GS	USD	239,729	EUR	193,000	May 15, 2018	1,456
GS	USD	225,540	EUR	182,000	May 31, 2018	575
GS	USD	127,009	EUR	103,408	June 04, 2018	(855)
GS	USD	567,489	EUR	456,963	June 19, 2018	1,734
GS	USD	984,199	EUR	794,574	June 20, 2018	372
GS	USD	227,300	EUR	182,000	June 29, 2018	1,780
GS	USD	699,113	JPY	78,890,000	April 27, 2018	(43,584)
GS	USD	647,772	JPY	72,750,000	May 15, 2018	(37,962)
GS	USD	1,611,314	JPY	168,946,270	September 18, 2018	4,125
GS	USD	529,574	JPY	58,269,000	January 11, 2019	(29,818)
HSB	INR	92,783,000	USD	1,388,923	May 16, 2018	29,040
HSB	INR	15,138,500	USD	233,061	August 08, 2018	(3,884)
HSB	USD	4,860,850	EUR	4,037,318	April 10, 2018	(111,042)
HSB	USD	1,016,318	EUR	839,000	April 16, 2018	(17,330)
HSB	USD	163,113	EUR	130,000	May 02, 2018	2,771
HSB	USD	1,000,719	EUR	810,000	May 14, 2018	786
HSB	USD	849,330	EUR	683,934	May 22, 2018	4,527
HSB	USD	2,370,636	JPY	264,800,000	April 11, 2018	(119,903)
HSB	USD	337,398	JPY	37,738,000	May 15, 2018	(18,316)
HSB	USD	1,219,349	JPY	133,579,700	May 21, 2018	(40,278)
HSB	USD	1,306,796	JPY	139,213,000	May 22, 2018	(6,042)
HSB	USD	1,369,512	JPY	146,372,000	May 29, 2018	(11,507)
HSB	USD	966,617	JPY	103,138,000	June 01, 2018	(6,703)
HSB	USD	444,656	JPY	46,600,000	June 06, 2018	4,729
HSB	USD	863,990	JPY	96,350,000	June 11, 2018	(45,933)
HSB	USD	1,487,209	JPY	166,850,000	June 13, 2018	(88,740)
HSB	USD	2,504,891	JPY	268,900,000	June 18, 2018	(35,876)
HSB	USD	434,483	JPY	47,880,000	July 17, 2018	(18,889)
HSB	USD	869,185	JPY	96,350,000	September 11, 2018	(46,922)
HSB	USD	936,164	JPY	98,110,000	September 18, 2018	2,842
HSB	USD	4,471,336	JPY	476,063,132	January 31, 2019	(106,199)
HSB	USD	2,557,419	KRW	2,767,000,000	May 30, 2018	(50,540)
HSB	USD	3,122,458	KRW	3,339,000,000	June 05, 2018	(25,530)
HSB	USD	4,072,994	KRW	4,330,000,000	June 20, 2018	(12,238)
JPM	IDR	23,720,000,000	AUD	2,262,927	May 22, 2018	(51,616)
JPM	IDR	55,542,800,000	USD	4,035,368	April 01, 2018	2,433
JPM	IDR	47,000,000,000	USD	3,386,167	May 03, 2018	29,370
JPM	IDR	19,419,555,300	USD	1,392,282	September 19, 2018	1,352
JPM	INR	30,959,000	USD	479,687	April 19, 2018	(5,305)
JPM	INR	17,642,000	USD	274,134	April 01, 2018	(3,854)
JPM	INR	31,722,000	USD	489,047	August 06, 2018	(8,710)
JPM	INR	14,624,000	USD	228,500	April 11, 2018	(4,365)
JPM	USD	1,549,789	AUD	2,030,500	May 15, 2018	(9,609)
JPM	USD	8,365,781	AUD	10,672,000	June 12, 2018	168,868
JPM	USD	1,602,694	AUD	2,030,500	June 15, 2018	43,088
JPM	USD	2,776,250	AUD	3,530,000	June 18, 2018	64,846
JPM	USD	9,526,536	AUD	12,082,000	June 20, 2018	246,207
JPM	USD	1,331,596	EUR	1,060,027	May 21, 2018	22,335
JPM	USD	4,003,452	EUR	3,294,100	April 09, 2018	(52,896)
JPM	USD	2,228,289	EUR	1,852,000	April 10, 2018	(52,419)
JPM	USD	2,325,685	EUR	1,938,668	April 11, 2018	(61,921)
JPM	USD	2,370,081	EUR	1,909,777	April 12, 2018	17,893
JPM	USD	499,117	EUR	412,000	April 16, 2018	(8,467)
JPM	USD	1,584,398	EUR	1,298,006	April 17, 2018	(14,857)
JPM	USD	3,166,562	EUR	2,573,709	April 18, 2018	(4,690)
JPM	USD	1,305,752	EUR	1,060,027	April 23, 2018	(840)
JPM	USD	895,149	EUR	714,000	May 02, 2018	14,504
JPM	USD	5,741,385	EUR	4,639,777	May 14, 2018	13,651
JPM	USD	1,420,097	EUR	1,143,000	May 22, 2018	8,252
JPM	USD	526,405	EUR	424,212	May 29, 2018	2,138
JPM	USD	2,380,180	EUR	1,909,777	June 12, 2018	17,141
JPM	USD	1,321,085	EUR	1,060,027	June 15, 2018	9,138
JPM	USD	2,383,543	JPY	266,150,000	April 06, 2018	(118,945)
JPM	USD	1,396,822	JPY	156,275,000	April 20, 2018	(73,790)
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	USD	858,057	JPY	91,900,000	April 23, 2018	$(6,915)
JPM	USD	9,574,246	JPY	1,027,450,600	April 24, 2018	(96,793)
JPM	USD	332,347	JPY	37,286,000	May 14, 2018	(19,083)
JPM	USD	707,476	JPY	79,429,000	May 16, 2018	(41,266)
JPM	USD	1,603,017	JPY	172,268,000	May 22, 2018	(21,543)
JPM	USD	983,820	JPY	104,492,500	May 29, 2018	(2,066)
JPM	USD	926,953	JPY	98,600,000	June 05, 2018	(3,812)
JPM	USD	1,378,133	JPY	154,590,000	June 13, 2018	(82,017)
JPM	USD	582,403	JPY	65,200,000	June 15, 2018	(33,521)
JPM	USD	1,000,484	JPY	104,492,500	June 28, 2018	12,442
JPM	USD	132,933	JPY	14,034,000	June 29, 2018	223
JPM	USD	492,175	JPY	54,095,000	July 23, 2018	(20,273)
JPM	USD	646,040	JPY	69,500,000	July 30, 2018	(12,683)
JPM	USD	1,920,581	JPY	207,900,000	August 08, 2018	(51,209)
JPM	USD	2,341,912	JPY	249,183,000	August 15, 2018	(22,640)
JPM	USD	746,026	JPY	79,134,000	August 16, 2018	(4,949)
JPM	USD	2,418,193	JPY	266,150,000	January 11, 2019	(136,890)
JPM	USD	1,452,665	JPY	158,050,000	January 16, 2019	(65,242)
JPM	USD	1,855,305	JPY	200,000,000	January 25, 2019	(66,860)
JPM	USD	1,953,307	JPY	208,410,000	February 12, 2019	(52,542)
MS	USD	1,984,638	EUR	1,604,500	April 19, 2018	7,479
MS	USD	1,199,817	EUR	968,000	May 29, 2018	3,504
MS	USD	180,903	JPY	19,020,000	April 26, 2018	1,853
MS	USD	181,290	JPY	19,020,000	May 29, 2018	1,836
MS	USD	254,778	JPY	28,500,000	June 18, 2018	(14,511)
SAH	USD	667,206	EUR	551,000	April 16, 2018	(11,626)
SAH	USD	1,084,106	EUR	872,692	April 30, 2018	7,890
SAH	USD	526,947	EUR	420,000	May 21, 2018	8,196
SAH	USD	1,101,562	EUR	890,000	May 31, 2018	1,458
SAH	USD	382,698	JPY	42,690,000	April 10, 2018	(18,792)
SAH	USD	485,618	JPY	54,379,000	May 15, 2018	(26,953)
SAH	USD	336,312	JPY	37,802,500	May 16, 2018	(20,035)
SAH	USD	529,586	JPY	58,884,000	May 24, 2018	(25,792)
SAH	USD	1,925,224	JPY	207,930,000	August 08, 2018	(46,851)
SAH	USD	553,235	JPY	59,860,000	January 22, 2019	(21,933)
UBS	USD	435,584	EUR	359,008	April 09, 2018	(6,497)
UBS	USD	75,733	EUR	61,500	April 23, 2018	(72)
UBS	USD	2,740,128	EUR	2,183,665	May 21, 2018	43,040
UBS	USD	75,798	EUR	60,990	May 22, 2018	463
UBS	USD	135,063	EUR	109,008	June 06, 2018	252
UBS	USD	2,710,616	EUR	2,183,665	June 20, 2018	6,842
					Net Depreciation	$(3,170,413)
At March 29, 2018, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Value and Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.31%	3-mo.LIBOR	$ 3,340,000	March 31, 2024	$ (12,074)	Quarterly
Receive	1.70%	3-mo.LIBOR	3,630,000	July 07, 2024	(1,410)	Quarterly
Receive	1.74%	3-mo.LIBOR	8,650,000	January 22, 2025	435,696	Quarterly
Receive	1.75%	3-mo.LIBOR	10,820,000	January 23, 2025	508,129	Quarterly
Receive	1.77%	3-mo.LIBOR	2,552,000	January 27, 2025	119,361	Quarterly
Receive	1.77%	3-mo.LIBOR	1,600,000	January 29, 2025	78,343	Quarterly
Receive	1.77%	3-mo.LIBOR	1,350,000	January 30, 2025	65,795	Quarterly
Receive	1.79%	3-mo.LIBOR	2,130,000	February 03, 2025	120,575	Quarterly
Receive	2.30%	3-mo.LIBOR	3,050,000	March 27, 2025	144,861	Quarterly
Receive	2.30%	3-mo.LIBOR	3,050,000	March 27, 2025	146,273	Quarterly
Receive	2.31%	3-mo.LIBOR	3,970,000	March 31, 2044	(471,775)	Quarterly
Receive	1.87%	3-mo.LIBOR	10,200,000	November 18, 2046	896,347	Quarterly
Receive	2.12%	3-mo.LIBOR	7,200,000	March 13, 2047	47,766	Quarterly
Receive	1.72%	3-mo.LIBOR	10,800,000	April 13, 2047	619,984	Quarterly
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
At March 29, 2018, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Value and Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	1.77%	3-mo.LIBOR	$ 4,500,000	July 27, 2047	$ 213,098	Quarterly
Receive	1.90%	3-mo.LIBOR	3,856,000	February 20, 2048	(121,104)	Quarterly
Receive	1.94%	3-mo.LIBOR	3,856,000	February 22, 2048	(138,262)	Quarterly
Receive	1.96%	3-mo.LIBOR	3,856,000	February 23, 2048	(151,368)	Quarterly
				Net Appreciation	$2,500,235
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro Dollar
GHC	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
THB	Thai Baht
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Summary of Investments by Country as of March 29, 2018.
Country	Fair Value	Percentage of Fund Investments
United States	$106,007,983	30.36%
Mexico	60,601,148	17.36
Brazil	47,357,377	13.56
India	29,948,564	8.58
Indonesia	24,929,000	7.14
South Korea	16,207,121	4.64
Thailand	15,874,702	4.55
Argentina	15,382,613	4.40
Columbia	14,791,229	4.24
Philippines	6,168,071	1.77
Ghana	5,709,893	1.63
Peru	3,186,944	0.91
Ukraine	3,005,291	0.86
Total	$349,169,936	100.00%
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.

March 29, 2018

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $337,784,759 in forward contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $87,045,000 in interest rate swaps for the reporting period.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.56%
$ 69,619	Citicorp Residential Mortgage Trust(a) Series 2006-2 Class A6 5.52%, 09/25/2036	$ 71,901
976,997	Citigroup Mortgage Loan Trust Inc(b) Series 2018-RP1 Class A1 3.00%, 09/25/2064	970,008
2,026,808	Mill City Mortgage Loan Trust(b) Series 2017-2 Class A1 2.75%, 07/25/2059	2,007,925
1,500,000	Sofi Professional Loan Program Trust(b) Series 2018-B Class A1FX 2.64%, 08/25/2047	1,496,851
	Towd Point Mortgage Trust(b)
	Series 2015-1 Class A2
5,000,000	3.25%, 10/25/2053	4,986,647
	Series 2015-4 Class A1B
637,589	2.75%, 04/25/2055	632,783
	Series 2015-4 Class A2
5,171,000	3.75%, 04/25/2055	5,223,714
	Series 2015-5 Class A1B
551,446	2.75%, 05/25/2055	547,091
	Series 2015-5 Class A2
1,500,000	3.50%, 05/25/2055	1,508,213
855,044	Trinity Rail Leasing LP(b) Series 2012-1A Class A1 2.27%, 01/15/2043	836,475
		18,281,608
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp Structured Pass-Through Certificates(c) Series T-34 Class A1V 2.12%, 07/25/2031 1-mo. LIBOR + 0.24%	145,877
TOTAL ASSET-BACKED SECURITIES — 5.60% (Cost $18,579,753)		$ 18,427,485
CORPORATE BONDS AND NOTES
Financial — 0.26%
872,885	Caledonia Generating LLC(b) 1.95%, 02/28/2022	853,618
Utilities — 0.21%
676,219	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021	712,864
TOTAL CORPORATE BONDS AND NOTES — 0.47% (Cost $1,597,195)		$ 1,566,482
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.78%
$ 2,569,815	MetLife Securitization Trust(b) Series 2017-1A Class A 3.00%, 04/25/2055	$ 2,551,477
U.S. Government Agency — 83.28%
840,540	Federal Deposit Insurance Corp Trust(b) Series 2013-R1 Class A 1.15%, 03/25/2033	826,911
	Federal Home Loan Mortgage Corp
8,900	11.00%, 07/01/2020	8,969
24,226	11.00%, 08/01/2020	24,680
39,048	5.50%, 04/01/2022	40,546
101,946	4.50%, 03/01/2024	105,956
371,458	4.50%, 04/01/2024	386,058
207,125	4.50%, 05/01/2024	214,265
226,300	4.50%, 12/01/2024	235,136
4,430	9.50%, 04/01/2025	4,831
250,441	4.00%, 03/01/2026	258,184
2,162,417	3.00%, 12/01/2026	2,173,680
1,042,632	3.00%, 07/01/2029	1,048,061
1,108,605	3.50%, 02/01/2032	1,132,298
22,110	7.50%, 03/01/2032	22,159
54,901	7.00%, 09/01/2032	62,390
176,325	5.50%, 05/01/2033	193,964
126,069	5.50%, 06/01/2033	138,721
105,763	5.50%, 08/01/2033	116,338
77,326	5.50%, 01/01/2034	85,063
1,005,610	4.00%, 05/01/2034	1,046,608
175,688	5.50%, 10/01/2034	192,096
155,167	5.00%, 08/01/2035	167,347
534,690	5.00%, 09/01/2035	575,733
94,694	5.50%, 09/01/2035	104,508
402,600	5.00%, 12/01/2035	434,101
29,281	5.00%, 01/01/2036	31,486
361,356	6.00%, 01/01/2036	405,529
180,976	6.00%, 03/01/2036	203,126
167,385	6.00%, 07/01/2036	189,624
2,311,941	3.00%, 09/01/2036	2,295,140
36,928	5.50%, 05/01/2038	40,515
32,587	6.00%, 05/01/2038	36,441
118,474	5.00%, 06/01/2038	127,604
778,368	4.50%, 02/01/2040	823,336
1,101,745	5.00%, 03/01/2040	1,188,405
656,662	4.00%, 10/01/2040	679,491
864,450	4.00%, 01/01/2041	894,489
488,428	4.00%, 02/01/2041	505,413
563,021	3.50%, 02/01/2042	566,935
637,307	4.00%, 03/01/2042	659,522
2,006,851	3.50%, 06/01/2042	2,020,805
1,219,895	3.00%, 11/01/2042	1,198,165
394,698	3.50%, 11/01/2042	397,443
2,105,283	3.00%, 04/01/2043	2,067,786
1,653,479	3.00%, 06/01/2043	1,623,169
839,269	4.00%, 06/01/2043	869,821
1,691,709	3.00%, 07/01/2043	1,660,262

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 837,057	4.50%, 11/01/2043	$ 879,125
2,201,879	4.00%, 05/01/2044	2,273,922
2,180,056	3.50%, 10/01/2045	2,187,621
914,608	3.00%, 10/01/2046	892,452
6,313,722	3.00%, 11/01/2046	6,161,577
3,894,755	3.00%, 12/01/2046	3,799,404
1,115,404	4.00%, 05/01/2047	1,146,703
1,425,567	4.00%, 07/01/2047	1,464,374
5,034,116	3.50%, 10/01/2047	5,046,091
2,847,736	4.50%, 10/01/2047	2,992,513
12,224,992	3.50%, 11/01/2047	12,253,901
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K504 Class A2
1,000,000	2.57%, 09/25/2020	998,579
	Series K010 Class A2
5,500,000	4.33%, 10/25/2020	5,697,150
	Series K013 Class A2
4,000,000	3.97%, 01/25/2021	4,115,474
	Series KJ09 Class A1
3,650,983	2.02%, 04/25/2022	3,587,938
	Series K722 Class A2
6,000,000	2.41%, 03/25/2023	5,864,057
	Series K723 Class AM
3,800,000	2.53%, 09/25/2023	3,701,493
	Series K724 Class AM
5,000,000	3.13%, 11/25/2023	5,017,806
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024	5,009,699
	Series K056 Class A1
1,634,690	2.20%, 07/25/2025	1,572,590
	Series K058 Class A1
639,397	2.34%, 07/25/2026	616,390
	Series K072 Class A1
1,492,544	3.25%, 11/25/2027	1,503,663
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028	2,533,860
	Federal National Mortgage Association
239	5.50%, 04/01/2018	239
3,372	5.00%, 05/01/2018	3,424
837	5.00%, 06/01/2018	850
22,426	5.00%, 08/01/2018	22,779
45,269	5.00%, 06/01/2023	47,521
4,074	8.50%, 08/01/2024	4,406
922,090	4.00%, 01/01/2025	961,224
301,768	4.00%, 07/01/2025	310,510
300,105	4.00%, 09/01/2025	308,811
1,016,507	3.50%, 11/01/2025	1,036,976
252,011	4.00%, 12/01/2025	259,321
26,609	8.50%, 11/01/2026	26,832
418,400	3.00%, 06/01/2027	420,213
1,787,213	3.00%, 08/01/2029	1,789,469
224,656	4.50%, 02/01/2030	235,967
228,752	4.50%, 03/01/2030	240,273
1,074,948	3.00%, 10/01/2030	1,075,646
67,464	7.00%, 02/01/2031	73,557
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 79,925	7.00%, 09/01/2031	$ 90,513
190,735	6.50%, 12/01/2031	212,836
108,349	7.00%, 12/01/2031	116,837
416,032	6.50%, 01/01/2032	464,238
45,204	7.00%, 01/01/2032	45,768
228,493	6.50%, 02/01/2032	254,970
2,905,037	3.00%, 05/01/2032	2,893,781
480,365	3.00%, 08/01/2032	479,840
159,849	6.00%, 02/01/2033	165,030
240,206	6.00%, 03/01/2033	273,158
214,266	5.50%, 07/01/2033	235,155
398,571	5.00%, 09/01/2033	430,131
105,207	5.50%, 09/01/2033	115,379
274,297	5.50%, 11/01/2033	303,838
90,255	5.50%, 12/01/2033	99,114
138,701	5.50%, 03/01/2034	152,428
95,395	5.50%, 10/01/2034	104,818
174,705	5.50%, 12/01/2034	191,806
147,961	5.50%, 01/01/2035	162,245
336,477	5.50%, 02/01/2035	369,614
854,117	3.50%, 04/01/2035	869,475
160,895	5.50%, 05/01/2035	176,689
24,106	5.00%, 08/01/2035	25,924
191,871	5.00%, 09/01/2035	207,157
444,362	5.00%, 10/01/2035	479,602
155,397	5.50%, 10/01/2035	170,705
320,797	6.00%, 12/01/2035	360,455
166,089	5.50%, 01/01/2036	182,331
190,509	6.00%, 01/01/2036	214,230
64,493	6.00%, 02/01/2036	72,524
70,481	6.00%, 03/01/2036	79,055
271,921	5.50%, 05/01/2036	296,942
43,906	6.00%, 12/01/2036	49,326
90,383	6.00%, 05/01/2037	101,369
155,657	5.00%, 07/01/2037	168,021
360,001	5.50%, 03/01/2038	393,942
354,012	5.50%, 06/01/2038	388,423
210,354	4.50%, 02/01/2039	222,526
319,227	5.00%, 04/01/2039	344,293
728,662	4.50%, 05/01/2039	773,312
352,362	4.50%, 06/01/2039	373,143
855,952	4.50%, 08/01/2039	905,116
829,124	5.00%, 11/01/2039	897,932
399,628	5.00%, 12/01/2039	432,723
176,663	4.50%, 03/01/2040	186,781
478,684	5.00%, 06/01/2040	517,004
1,366,904	4.50%, 08/01/2040	1,445,634
198,306	4.50%, 09/01/2040	209,679
847,590	5.00%, 09/01/2040	916,045
454,230	4.50%, 11/01/2040	480,290
563,802	5.00%, 01/01/2041	609,985
470,707	4.50%, 02/01/2041	498,307
140,711	4.00%, 03/01/2041	145,378
2,691,782	4.50%, 03/01/2041	2,845,744
680,120	4.50%, 04/01/2041	719,204
660,930	4.00%, 09/01/2041	682,947
704,478	4.50%, 10/01/2041	745,060
2,057,644	3.50%, 12/01/2041	2,075,653

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,261,974	4.00%, 12/01/2041	$ 2,338,159
1,298,038	4.00%, 07/01/2042	1,342,133
390,770	3.00%, 09/01/2042	384,412
1,252,919	3.50%, 09/01/2042	1,249,356
1,034,292	3.50%, 10/01/2042	1,042,696
745,388	3.00%, 12/01/2042	733,273
2,170,538	3.00%, 03/01/2043	2,135,209
2,215,250	3.00%, 05/01/2043	2,179,254
1,363,363	3.00%, 07/01/2043	1,322,640
1,169,007	3.00%, 08/01/2043	1,149,977
816,281	3.00%, 09/01/2043	802,994
1,636,444	4.00%, 10/01/2043	1,691,058
883,506	4.00%, 07/01/2045	907,814
1,291,457	3.50%, 08/01/2045	1,295,776
7,367,642	3.50%, 12/01/2045	7,387,079
6,952,706	3.50%, 01/01/2046	6,970,554
3,180,338	4.00%, 01/01/2046	3,264,474
1,563,500	3.50%, 02/01/2046	1,567,512
2,426,928	3.50%, 03/01/2046	2,433,157
3,039,477	3.50%, 07/01/2046	3,047,254
1,027,764	3.50%, 09/01/2046	1,031,239
7,118,534	3.00%, 10/01/2046	6,955,893
2,928,898	3.00%, 11/01/2046	2,856,709
1,612,529	3.50%, 12/01/2046	1,616,923
4,663,842	3.50%, 01/01/2047	4,675,840
1,828,228	4.00%, 03/01/2047	1,877,069
1,873,150	4.00%, 04/01/2047	1,923,416
1,859,106	4.00%, 06/01/2047	1,909,251
2,909,019	4.50%, 06/01/2047	3,047,155
2,122,038	3.50%, 07/01/2047	2,127,497
3,095,915	4.00%, 07/01/2047	3,179,425
4,393,795	3.50%, 08/01/2047	4,405,100
7,671,737	4.00%, 08/01/2047	7,879,713
2,832,994	3.00%, 09/01/2047	2,763,108
1,547,966	4.50%, 11/01/2047	1,623,785
2,038,099	3.50%, 12/01/2047	2,042,948
2,378,492	3.50%, 08/01/2056	2,379,065
2,405,128	3.00%, 02/01/2057	2,324,634
750,000	Federal National Mortgage Association Alternative Credit Enhancement Security(c) Series 2018-M3 Class FA 1.97%, 02/25/2025 1-mo. LIBOR + 0.28%	750,119
	Government National Mortgage Association
1,927	9.50%, 05/20/2022	1,934
5,036	8.00%, 11/20/2023	5,366
2,502	7.50%, 10/20/2028	2,742
2,209	7.50%, 12/20/2028	2,398
204,386	5.00%, 10/20/2033	221,250
160,806	5.00%, 02/20/2034	172,530
174,966	5.50%, 11/20/2034	192,674
145,662	5.50%, 04/20/2035	160,480
136,934	5.00%, 12/20/2035	146,971
89,306	5.50%, 05/20/2039	96,873
2,072,084	4.00%, 12/15/2040	2,144,491
1,118,963	4.00%, 01/15/2041	1,156,605
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,540,052	4.50%, 02/20/2041	$ 1,640,113
1,220,935	4.00%, 03/20/2041	1,276,118
373,108	4.00%, 05/20/2041	389,934
1,469,295	4.00%, 07/20/2041	1,535,522
918,543	4.00%, 09/15/2041	951,152
663,837	3.50%, 08/15/2042	673,652
2,709,161	3.50%, 08/20/2045	2,740,231
2,263,922	3.50%, 12/20/2045	2,288,142
1,479,949	3.00%, 01/20/2046	1,462,224
1,613,368	3.50%, 01/20/2046	1,630,628
1,335,688	3.50%, 03/20/2046	1,349,875
1,140,543	3.00%, 04/20/2046	1,126,294
1,673,328	3.50%, 04/20/2046	1,690,843
1,743,115	3.00%, 09/20/2046	1,719,116
679,782	3.00%, 10/20/2046	669,917
1,202,875	3.50%, 06/20/2047	1,214,981
2,399,634	4.00%, 09/20/2047	2,467,690
	Vendee Mortgage Trust
	Series 1993-3 Class 1
357,612	5.55%, 09/15/2023(d)	369,916
	Series 1996-3 Class 1Z
901,220	6.75%, 09/15/2026	968,370
	Series 2011-2 Class V
1,351,763	3.75%, 02/15/2028	1,340,407
	Series 2002-1 Class 1A
451,153	6.00%, 10/15/2031	488,298
	Series 2008-1 Class GD
1,266,266	5.25%, 01/15/2032	1,307,591
		273,860,933
TOTAL MORTGAGE-BACKED SECURITIES — 84.06% (Cost $282,240,851)		$276,412,410
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	3.13%, 12/11/2020	1,525,752
500,000	5.75%, 06/12/2026	600,336
2,000,000	Tennessee Valley Authority 2.88%, 09/15/2024	2,005,710
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.26% (Cost $4,184,850)		$ 4,131,798
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
500,000	1.63%, 03/31/2019	497,480
500,000	1.63%, 03/15/2020	493,554
1,125,000	2.38%, 03/15/2021	1,124,317
3,000,000	2.00%, 11/15/2021(e)	2,951,077
1,800,000	2.63%, 02/28/2023	1,804,848
2,100,000	2.75%, 02/28/2025	2,107,587
1,500,000	1.63%, 02/15/2026	1,382,955
2,000,000	2.38%, 05/15/2027	1,938,994

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 3,250,000	2.75%, 02/15/2028	$ 3,249,205
1,000,000	4.75%, 02/15/2037	1,278,163
2,750,000	3.50%, 02/15/2039	3,016,318
5,000,000	2.88%, 05/15/2043	4,918,462
1,900,000	2.50%, 02/15/2045	1,731,101
1,000,000	2.50%, 02/15/2046	908,114
1,000,000	3.00%, 02/15/2048	1,003,519
TOTAL U.S. TREASURY BONDS AND NOTES — 8.64% (Cost $28,367,864)		$ 28,405,694
SHORT TERM INVESTMENTS
Repurchase Agreements — 4.21%
10,800,000	Repurchase agreement (principal amount/value $10,800,000 with a maturity value of $10,802,100 with Daiwa Capital Markets America Inc, 1.75%, dated 3/29/18 to be repurchased at $10,800,000 on 4/2/18 collateralized by U.S. Treasury Notes, 1.00% - 2.38%, 11/30/19 - 5/15/27, with a value of $11,016,027.	10,800,000
999,809	Undivided interest of 0.69% in a repurchase agreement (principal amount/value $144,118,224 with a maturity value of $144,147,048) with RBC Capital Markets Corp, 1.80%, dated 3/29/18 to be repurchased at $999,809 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 6/28/18 - 12/20/47, with a value of $147,000,589.(f)	999,809
999,809	Undivided interest of 0.70% in a repurchase agreement (principal amount/value $143,118,224 with a maturity value of $143,147,166) with Citigroup Global Markets Inc, 1.82%, dated 3/29/18 to be repurchased at $999,809 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.00%, 5/15/18 - 10/20/67, with a value of $145,980,588.(f)	999,809
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 721,537	Undivided interest of 1.72% in a repurchase agreement (principal amount/value $41,680,145 with a maturity value of $41,688,527) with BNP Paribas Securities Corp, 1.81%, dated 3/29/18 to be repurchased at $721,537 on 4/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.13%, 5/15/18 - 9/9/49, with a value of $42,513,748.(f)	$ 721,537
312,596	Undivided interest of 11.58% in a repurchase agreement (principal amount/value $2,704,299 with a maturity value of $2,704,828) with Bank of Montreal, 1.76%, dated 3/29/18 to be repurchased at $312,596 on 4/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 4/26/18 - 9/9/49, with a value of $2,758,386.(f)	312,596
SHORT TERM INVESTMENTS — 4.21% (Cost $13,833,751)		$ 13,833,751
TOTAL INVESTMENTS — 104.24% (Cost $348,804,264)		$342,777,620
OTHER ASSETS & LIABILITIES, NET — (4.24)%		$ (13,944,720)
TOTAL NET ASSETS — 100.00%		$328,832,900

See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
(a)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 29, 2018. Maturity date disclosed represents final maturity date.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 29, 2018, the aggregate cost and fair value of 144A securities was $22,692,087 and $22,441,713, respectively, representing 6.82% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of the security is on loan at March 29, 2018.
(f)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

March 29, 2018

U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
11,364,968	Great-West Bond Index Fund Institutional Class(a)	$108,421,791
5,580,988	Great-West Core Bond Fund Institutional Class(a)	53,689,110
12,502,575	Great-West Inflation-Protected Securities Fund Institutional Class(a)	124,275,600
4,784,668	Great-West Loomis Sayles Bond Fund Institutional Class(a)	46,028,504
4,295,642	Great-West Putnam High Yield Bond Institutional Class(a)	41,195,205
3,846,804	Great-West Short Duration Bond Fund Institutional Class(a)	37,544,804
2,643,541	Great-West Templeton Global Bond Fund Institutional Class(a)	24,690,673
4,087,588	Oppenheimer International Bond Fund Class I	24,689,034

TOTAL BOND MUTUAL FUNDS — 46.44% (Cost $465,176,070)		$460,534,721
EQUITY MUTUAL FUNDS
195,894	AllianzGI NFJ Small-Cap Value Fund Class R6	4,621,135
480,452	American Century Real Estate Fund Class R6	12,568,612
695,552	DFA International Real Estate Securities Portfolio Institutional Class	3,589,048
321,456	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,722,464
1,501,887	Great-West Emerging Markets Equity Fund Institutional Class(a)	14,688,458
1,172,215	Great-West International Growth Fund Institutional Class(a)	11,558,039
4,936,797	Great-West International Index Fund Institutional Class(a)	51,243,957
2,486,119	Great-West International Value Fund Institutional Class(a)	28,341,754
3,737,496	Great-West Large Cap Growth Fund Institutional Class(a)	41,448,830
558,262	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,594,500
1,548,541	Great-West Mid Cap Value Fund Institutional Class(a)	15,020,844
Shares		Fair Value
Equity Mutual Funds — (continued)
2,202,730	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 21,873,113
1,513,046	Great-West Real Estate Index Fund Institutional Class(a)	12,558,283
7,678,911	Great-West S&P 500® Index Fund Institutional Class(a)	85,082,333
3,695,433	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	36,695,654
1,848,104	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	17,963,573
2,509,711	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	21,884,676
1,994,550	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	17,950,948
276,352	Invesco Global Real Estate Fund Class R6	3,609,151
317,034	Invesco International Growth Fund Class R6	11,549,555
162,918	Invesco Small Cap Discovery Fund Class R6	1,757,880
232,811	Janus Henderson Triton Fund Class N	7,063,471
1,120,037	Northern Emerging Markets Equity Index Fund	14,694,889

TOTAL EQUITY MUTUAL FUNDS — 44.78% (Cost $410,923,399)		$444,081,167
Account Balance
FIXED INTEREST CONTRACT
87,514,141 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	87,514,141

TOTAL FIXED INTEREST CONTRACT — 8.82% (Cost $87,514,141)		$ 87,514,141
TOTAL INVESTMENTS — 100.04% (Cost $963,613,610)		$992,130,029
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (426,642)
TOTAL NET ASSETS — 100.00%		$991,703,387

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,719,030	Great-West Bond Index Fund Institutional Class(a)	$ 16,399,547
839,407	Great-West Core Bond Fund Institutional Class(a)	8,075,098
1,365,653	Great-West Inflation-Protected Securities Fund Institutional Class(a)	13,574,596
709,542	Great-West Loomis Sayles Bond Fund Institutional Class(a)	6,825,790
604,599	Great-West Putnam High Yield Bond Institutional Class(a)	5,798,101
429,557	Great-West Short Duration Bond Fund Institutional Class(a)	4,192,481
373,596	Great-West Templeton Global Bond Fund Institutional Class(a)	3,489,385
577,736	Oppenheimer International Bond Fund Class I	3,489,524

TOTAL BOND MUTUAL FUNDS — 42.33% (Cost $62,605,855)		$ 61,844,522
EQUITY MUTUAL FUNDS
35,351	AllianzGI NFJ Small-Cap Value Fund Class R6	833,939
71,823	American Century Real Estate Fund Class R6	1,878,890
107,802	DFA International Real Estate Securities Portfolio Institutional Class	556,258
52,858	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	612,092
275,372	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,693,140
200,580	Great-West International Growth Fund Institutional Class(a)	1,977,722
845,971	Great-West International Index Fund Institutional Class(a)	8,781,181
425,799	Great-West International Value Fund Institutional Class(a)	4,854,110
617,553	Great-West Large Cap Growth Fund Institutional Class(a)	6,848,660
101,001	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	831,238
254,853	Great-West Mid Cap Value Fund Institutional Class(a)	2,472,072
Shares		Fair Value
Equity Mutual Funds — (continued)
361,962	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,594,280
226,656	Great-West Real Estate Index Fund Institutional Class(a)	1,881,242
1,268,845	Great-West S&P 500® Index Fund Institutional Class(a)	14,058,807
609,868	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,055,990
334,628	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,252,586
412,514	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,597,123
328,513	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,956,613
42,895	Invesco Global Real Estate Fund Class R6	560,207
54,305	Invesco International Growth Fund Class R6	1,978,339
29,649	Invesco Small Cap Discovery Fund Class R6	319,908
41,808	Janus Henderson Triton Fund Class N	1,268,466
205,224	Northern Emerging Markets Equity Index Fund	2,692,542

TOTAL EQUITY MUTUAL FUNDS — 51.02% (Cost $75,381,612)		$ 74,555,405
Account Balance
FIXED INTEREST CONTRACT
9,769,031 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	9,769,031

TOTAL FIXED INTEREST CONTRACT — 6.69% (Cost $9,769,031)		$ 9,769,031
TOTAL INVESTMENTS — 100.04% (Cost $147,756,498)		$146,168,958
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (53,900)
TOTAL NET ASSETS — 100.00%		$146,115,058

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
20,538,382	Great-West Bond Index Fund Institutional Class(a)	$ 195,936,160
9,984,768	Great-West Core Bond Fund Institutional Class(a)	96,053,467
11,602,260	Great-West Inflation-Protected Securities Fund Institutional Class(a)	115,326,467
8,346,114	Great-West Loomis Sayles Bond Fund Institutional Class(a)	80,289,617
6,797,401	Great-West Putnam High Yield Bond Institutional Class(a)	65,187,078
3,761,358	Great-West Short Duration Bond Fund Institutional Class(a)	36,710,853
4,221,444	Great-West Templeton Global Bond Fund Institutional Class(a)	39,428,285
6,533,359	Oppenheimer International Bond Fund Class I	39,461,490

TOTAL BOND MUTUAL FUNDS — 36.23% (Cost $677,514,737)		$ 668,393,417
EQUITY MUTUAL FUNDS
552,888	AllianzGI NFJ Small-Cap Value Fund Class R6	13,042,632
922,591	American Century Real Estate Fund Class R6	24,134,987
1,473,567	DFA International Real Estate Securities Portfolio Institutional Class	7,603,604
757,522	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	8,772,100
4,372,706	Great-West Emerging Markets Equity Fund Institutional Class(a)	42,765,064
3,045,959	Great-West International Growth Fund Institutional Class(a)	30,033,155
12,833,815	Great-West International Index Fund Institutional Class(a)	133,215,000
6,452,920	Great-West International Value Fund Institutional Class(a)	73,563,292
8,829,608	Great-West Large Cap Growth Fund Institutional Class(a)	97,920,351
1,575,629	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,967,423
Shares		Fair Value
Equity Mutual Funds — (continued)
3,651,100	Great-West Mid Cap Value Fund Institutional Class(a)	$ 35,415,670
5,200,363	Great-West Putnam Equity Income Fund Institutional Class(a)	51,639,607
2,903,588	Great-West Real Estate Index Fund Institutional Class(a)	24,099,780
18,039,179	Great-West S&P 500® Index Fund Institutional Class(a)	199,874,101
8,736,418	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	86,752,633
5,228,692	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	50,822,888
5,926,433	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	51,678,496
4,694,500	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	42,250,504
585,241	Invesco Global Real Estate Fund Class R6	7,643,241
824,345	Invesco International Growth Fund Class R6	30,030,877
457,293	Invesco Small Cap Discovery Fund Class R6	4,934,196
652,458	Janus Henderson Triton Fund Class N	19,795,578
3,260,925	Northern Emerging Markets Equity Index Fund	42,783,337

TOTAL EQUITY MUTUAL FUNDS — 59.17% (Cost $1,010,118,956)		$1,091,738,516
Account Balance
FIXED INTEREST CONTRACT
85,608,044 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	85,608,044

TOTAL FIXED INTEREST CONTRACT — 4.64% (Cost $85,608,044)		$ 85,608,044
TOTAL INVESTMENTS — 100.04% (Cost $1,773,241,737)		$1,845,739,977
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (774,494)
TOTAL NET ASSETS — 100.00%		$1,844,965,483

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,292,567	Great-West Bond Index Fund Institutional Class(a)	$ 12,331,092
628,159	Great-West Core Bond Fund Institutional Class(a)	6,042,886
504,165	Great-West Inflation-Protected Securities Fund Institutional Class(a)	5,011,397
520,846	Great-West Loomis Sayles Bond Fund Institutional Class(a)	5,010,542
409,182	Great-West Putnam High Yield Bond Institutional Class(a)	3,924,060
172,052	Great-West Short Duration Bond Fund Institutional Class(a)	1,679,230
256,630	Great-West Templeton Global Bond Fund Institutional Class(a)	2,396,927
397,405	Oppenheimer International Bond Fund Class I	2,400,323

TOTAL BOND MUTUAL FUNDS — 27.26% (Cost $39,283,250)		$ 38,796,457
EQUITY MUTUAL FUNDS
53,745	AllianzGI NFJ Small-Cap Value Fund Class R6	1,267,837
72,157	American Century Real Estate Fund Class R6	1,887,629
118,659	DFA International Real Estate Securities Portfolio Institutional Class	612,279
68,619	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	794,605
433,604	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,240,644
283,504	Great-West International Growth Fund Institutional Class(a)	2,795,347
1,194,365	Great-West International Index Fund Institutional Class(a)	12,397,506
600,761	Great-West International Value Fund Institutional Class(a)	6,848,680
793,955	Great-West Large Cap Growth Fund Institutional Class(a)	8,804,961
153,677	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,264,762
325,643	Great-West Mid Cap Value Fund Institutional Class(a)	3,158,741
Shares		Fair Value
Equity Mutual Funds — (continued)
463,551	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,603,059
227,871	Great-West Real Estate Index Fund Institutional Class(a)	1,891,334
1,619,422	Great-West S&P 500® Index Fund Institutional Class(a)	17,943,199
781,332	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,758,624
506,979	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,927,833
528,469	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,608,250
420,611	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,785,503
47,263	Invesco Global Real Estate Fund Class R6	617,257
76,643	Invesco International Growth Fund Class R6	2,792,122
44,649	Invesco Small Cap Discovery Fund Class R6	481,759
63,607	Janus Henderson Triton Fund Class N	1,929,843
323,033	Northern Emerging Markets Equity Index Fund	4,238,191

TOTAL EQUITY MUTUAL FUNDS — 70.03% (Cost $100,041,575)		$ 99,649,965
Account Balance
FIXED INTEREST CONTRACT
3,897,642 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,897,642

TOTAL FIXED INTEREST CONTRACT — 2.74% (Cost $3,897,642)		$ 3,897,642
TOTAL INVESTMENTS — 100.03% (Cost $143,222,467)		$142,344,064
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (49,755)
TOTAL NET ASSETS — 100.00%		$142,294,309

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
10,862,459	Great-West Bond Index Fund Institutional Class(a)	$ 103,627,858
5,282,039	Great-West Core Bond Fund Institutional Class(a)	50,813,218
2,700,880	Great-West Inflation-Protected Securities Fund Institutional Class(a)	26,846,752
4,344,249	Great-West Loomis Sayles Bond Fund Institutional Class(a)	41,791,674
3,320,843	Great-West Putnam High Yield Bond Institutional Class(a)	31,846,879
997,477	Great-West Short Duration Bond Fund Institutional Class(a)	9,735,375
2,093,560	Great-West Templeton Global Bond Fund Institutional Class(a)	19,553,845
3,233,048	Oppenheimer International Bond Fund Class I	19,527,610

TOTAL BOND MUTUAL FUNDS — 18.20% (Cost $306,893,498)		$ 303,743,211
EQUITY MUTUAL FUNDS
761,835	AllianzGI NFJ Small-Cap Value Fund Class R6	17,971,679
857,223	American Century Real Estate Fund Class R6	22,424,963
1,496,831	DFA International Real Estate Securities Portfolio Institutional Class	7,723,648
887,611	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	10,278,534
6,284,439	Great-West Emerging Markets Equity Fund Institutional Class(a)	61,461,812
3,921,021	Great-West International Growth Fund Institutional Class(a)	38,661,268
16,570,682	Great-West International Index Fund Institutional Class(a)	172,003,680
8,341,319	Great-West International Value Fund Institutional Class(a)	95,091,035
10,385,002	Great-West Large Cap Growth Fund Institutional Class(a)	115,169,677
2,172,135	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,876,674
Shares		Fair Value
Equity Mutual Funds — (continued)
4,305,215	Great-West Mid Cap Value Fund Institutional Class(a)	$ 41,760,586
6,109,316	Great-West Putnam Equity Income Fund Institutional Class(a)	60,665,510
2,701,432	Great-West Real Estate Index Fund Institutional Class(a)	22,421,890
21,209,979	Great-West S&P 500® Index Fund Institutional Class(a)	235,006,572
10,258,853	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	101,870,409
7,212,171	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	70,102,300
6,962,108	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	60,709,582
5,532,432	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	49,791,889
595,961	Invesco Global Real Estate Fund Class R6	7,783,247
1,059,337	Invesco International Growth Fund Class R6	38,591,632
628,168	Invesco Small Cap Discovery Fund Class R6	6,777,930
902,700	Janus Henderson Triton Fund Class N	27,387,906
4,687,432	Northern Emerging Markets Equity Index Fund	61,499,111

TOTAL EQUITY MUTUAL FUNDS — 80.48% (Cost $1,247,041,112)		$1,343,031,534
Account Balance
FIXED INTEREST CONTRACT
22,645,764 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	22,645,764

TOTAL FIXED INTEREST CONTRACT — 1.36% (Cost $22,645,764)		$ 22,645,764
TOTAL INVESTMENTS — 100.04% (Cost $1,576,580,374)		$1,669,420,509
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (713,467)
TOTAL NET ASSETS — 100.00%		$1,668,707,042

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
391,044	Great-West Bond Index Fund Institutional Class(a)	$ 3,730,562
190,332	Great-West Core Bond Fund Institutional Class(a)	1,830,994
52,761	Great-West Inflation-Protected Securities Fund Institutional Class(a)	524,447
155,257	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,493,573
115,019	Great-West Putnam High Yield Bond Institutional Class(a)	1,103,026
22,247	Great-West Short Duration Bond Fund Institutional Class(a)	217,127
73,939	Great-West Templeton Global Bond Fund Institutional Class(a)	690,593
114,155	Oppenheimer International Bond Fund Class I	689,496

TOTAL BOND MUTUAL FUNDS — 11.39% (Cost $10,422,960)		$10,279,818
EQUITY MUTUAL FUNDS
47,124	AllianzGI NFJ Small-Cap Value Fund Class R6	1,111,656
46,906	American Century Real Estate Fund Class R6	1,227,055
84,320	DFA International Real Estate Securities Portfolio Institutional Class	435,092
51,272	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	593,728
399,010	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,902,319
235,440	Great-West International Growth Fund Institutional Class(a)	2,321,436
995,582	Great-West International Index Fund Institutional Class(a)	10,334,143
499,807	Great-West International Value Fund Institutional Class(a)	5,697,803
601,589	Great-West Large Cap Growth Fund Institutional Class(a)	6,671,619
134,599	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,107,746
246,866	Great-West Mid Cap Value Fund Institutional Class(a)	2,394,604
Shares		Fair Value
Equity Mutual Funds — (continued)
351,483	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,490,222
147,750	Great-West Real Estate Index Fund Institutional Class(a)	1,226,329
1,230,211	Great-West S&P 500® Index Fund Institutional Class(a)	13,630,743
591,025	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,868,877
448,562	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,360,024
400,675	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,493,887
318,610	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,867,492
33,520	Invesco Global Real Estate Fund Class R6	437,772
63,670	Invesco International Growth Fund Class R6	2,319,494
39,123	Invesco Small Cap Discovery Fund Class R6	422,134
56,372	Janus Henderson Triton Fund Class N	1,710,325
297,260	Northern Emerging Markets Equity Index Fund	3,900,055

TOTAL EQUITY MUTUAL FUNDS — 88.08% (Cost $80,114,899)		$79,524,555
Account Balance
FIXED INTEREST CONTRACT
515,413 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	515,413

TOTAL FIXED INTEREST CONTRACT — 0.57% (Cost $515,413)		$ 515,413
TOTAL INVESTMENTS — 100.04% (Cost $91,053,272)		$90,319,786
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (32,773)
TOTAL NET ASSETS — 100.00%		$90,287,013

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,179,207	Great-West Bond Index Fund Institutional Class(a)	$ 30,329,636
1,548,342	Great-West Core Bond Fund Institutional Class(a)	14,895,049
117,174	Great-West Inflation-Protected Securities Fund Institutional Class(a)	1,164,713
1,251,451	Great-West Loomis Sayles Bond Fund Institutional Class(a)	12,038,955
909,714	Great-West Putnam High Yield Bond Institutional Class(a)	8,724,155
99,482	Great-West Short Duration Bond Fund Institutional Class(a)	970,949
585,211	Great-West Templeton Global Bond Fund Institutional Class(a)	5,465,873
903,017	Oppenheimer International Bond Fund Class I	5,454,221

TOTAL BOND MUTUAL FUNDS — 8.20% (Cost $79,837,919)		$ 79,043,551
EQUITY MUTUAL FUNDS
545,734	AllianzGI NFJ Small-Cap Value Fund Class R6	12,873,871
512,365	American Century Real Estate Fund Class R6	13,403,475
960,640	DFA International Real Estate Securities Portfolio Institutional Class	4,956,901
553,654	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,411,313
4,713,315	Great-West Emerging Markets Equity Fund Institutional Class(a)	46,096,220
2,672,937	Great-West International Growth Fund Institutional Class(a)	26,355,162
11,275,379	Great-West International Index Fund Institutional Class(a)	117,038,437
5,681,671	Great-West International Value Fund Institutional Class(a)	64,771,052
6,439,304	Great-West Large Cap Growth Fund Institutional Class(a)	71,411,880
1,555,550	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,802,174
2,666,424	Great-West Mid Cap Value Fund Institutional Class(a)	25,864,317
Shares		Fair Value
Equity Mutual Funds — (continued)
3,787,692	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 37,611,787
1,616,636	Great-West Real Estate Index Fund Institutional Class(a)	13,418,076
13,186,380	Great-West S&P 500® Index Fund Institutional Class(a)	146,105,087
6,361,566	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	63,170,353
5,175,319	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	50,304,099
4,316,032	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	37,635,798
3,427,778	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,850,002
382,904	Invesco Global Real Estate Fund Class R6	5,000,722
722,370	Invesco International Growth Fund Class R6	26,315,935
451,959	Invesco Small Cap Discovery Fund Class R6	4,876,633
648,129	Janus Henderson Triton Fund Class N	19,664,237
3,515,607	Northern Emerging Markets Equity Index Fund	46,124,767

TOTAL EQUITY MUTUAL FUNDS — 91.62% (Cost $823,705,014)		$883,062,298
Account Balance
FIXED INTEREST CONTRACT
2,134,452 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	2,134,452

TOTAL FIXED INTEREST CONTRACT — 0.22% (Cost $2,134,452)		$ 2,134,452
TOTAL INVESTMENTS — 100.04% (Cost $905,677,385)		$964,240,301
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (411,698)
TOTAL NET ASSETS — 100.00%		$963,828,603

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
140,309	Great-West Bond Index Fund Institutional Class(a)	$ 1,338,552
68,263	Great-West Core Bond Fund Institutional Class(a)	656,691
55,472	Great-West Loomis Sayles Bond Fund Institutional Class(a)	533,637
39,980	Great-West Putnam High Yield Bond Institutional Class(a)	383,408
2,878	Great-West Short Duration Bond Fund Institutional Class(a)	28,089
26,658	Great-West Templeton Global Bond Fund Institutional Class(a)	248,986
41,200	Oppenheimer International Bond Fund Class I	248,846

TOTAL BOND MUTUAL FUNDS — 7.37% (Cost $3,487,562)		$ 3,438,209
EQUITY MUTUAL FUNDS
27,702	AllianzGI NFJ Small-Cap Value Fund Class R6	653,494
24,935	American Century Real Estate Fund Class R6	652,301
48,085	DFA International Real Estate Securities Portfolio Institutional Class	248,117
26,506	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	306,943
246,285	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,408,669
131,659	Great-West International Growth Fund Institutional Class(a)	1,298,156
555,993	Great-West International Index Fund Institutional Class(a)	5,771,213
279,826	Great-West International Value Fund Institutional Class(a)	3,190,018
307,165	Great-West Large Cap Growth Fund Institutional Class(a)	3,406,455
79,155	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	651,445
126,089	Great-West Mid Cap Value Fund Institutional Class(a)	1,223,061
179,255	Great-West Putnam Equity Income Fund Institutional Class(a)	1,780,005
Shares		Fair Value
Equity Mutual Funds — (continued)
78,541	Great-West Real Estate Index Fund Institutional Class(a)	$ 651,895
627,667	Great-West S&P 500® Index Fund Institutional Class(a)	6,954,553
301,494	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,993,833
262,917	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,555,549
204,322	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,781,686
162,635	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,463,715
19,183	Invesco Global Real Estate Fund Class R6	250,533
35,573	Invesco International Growth Fund Class R6	1,295,917
23,241	Invesco Small Cap Discovery Fund Class R6	250,767
32,969	Janus Henderson Triton Fund Class N	1,000,267
183,511	Northern Emerging Markets Equity Index Fund	2,407,668

TOTAL EQUITY MUTUAL FUNDS — 92.54% (Cost $43,181,153)		$43,196,260
Account Balance
FIXED INTEREST CONTRACT
60,806 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	60,806

TOTAL FIXED INTEREST CONTRACT — 0.13% (Cost $60,806)		$ 60,806
TOTAL INVESTMENTS — 100.04% (Cost $46,729,521)		$46,695,275
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (16,772)
TOTAL NET ASSETS — 100.00%		$46,678,503

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,064,843	Great-West Bond Index Fund Institutional Class(a)	$ 10,158,604
517,032	Great-West Core Bond Fund Institutional Class(a)	4,973,848
421,636	Great-West Loomis Sayles Bond Fund Institutional Class(a)	4,056,143
303,763	Great-West Putnam High Yield Bond Institutional Class(a)	2,913,089
19,407	Great-West Short Duration Bond Fund Institutional Class(a)	189,411
216,170	Great-West Templeton Global Bond Fund Institutional Class(a)	2,019,024
333,566	Oppenheimer International Bond Fund Class I	2,014,738

TOTAL BOND MUTUAL FUNDS — 6.99% (Cost $26,513,862)		$ 26,324,857
EQUITY MUTUAL FUNDS
231,864	AllianzGI NFJ Small-Cap Value Fund Class R6	5,469,668
202,731	American Century Real Estate Fund Class R6	5,303,452
411,972	DFA International Real Estate Securities Portfolio Institutional Class	2,125,776
207,246	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,399,909
2,110,981	Great-West Emerging Markets Equity Fund Institutional Class(a)	20,645,398
1,085,972	Great-West International Growth Fund Institutional Class(a)	10,707,681
4,579,882	Great-West International Index Fund Institutional Class(a)	47,539,175
2,304,562	Great-West International Value Fund Institutional Class(a)	26,272,007
2,395,455	Great-West Large Cap Growth Fund Institutional Class(a)	26,565,596
661,027	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	5,440,253
992,188	Great-West Mid Cap Value Fund Institutional Class(a)	9,624,226
1,408,830	Great-West Putnam Equity Income Fund Institutional Class(a)	13,989,678
Shares		Fair Value
Equity Mutual Funds — (continued)
639,830	Great-West Real Estate Index Fund Institutional Class(a)	$ 5,310,585
4,907,652	Great-West S&P 500® Index Fund Institutional Class(a)	54,376,783
2,370,683	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	23,540,886
2,201,896	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	21,402,426
1,608,177	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	14,023,306
1,273,100	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,457,903
163,996	Invesco Global Real Estate Fund Class R6	2,141,790
293,593	Invesco International Growth Fund Class R6	10,695,587
193,934	Invesco Small Cap Discovery Fund Class R6	2,092,544
275,632	Janus Henderson Triton Fund Class N	8,362,672
1,573,617	Northern Emerging Markets Equity Index Fund	20,645,853

TOTAL EQUITY MUTUAL FUNDS — 92.92% (Cost $328,689,318)		$350,133,154
Account Balance
FIXED INTEREST CONTRACT
492,190 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	492,190

TOTAL FIXED INTEREST CONTRACT — 0.13% (Cost $492,190)		$ 492,190
TOTAL INVESTMENTS — 100.04% (Cost $355,695,370)		$376,950,201
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (155,468)
TOTAL NET ASSETS — 100.00%		$376,794,733

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. Each Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 29, 2018

The following tables are a summary of the transactions for each underlying investment during the period ended March 29, 2018, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	11,364,968	$108,947,612	$ 7,342,275	$5,630,255	$ (71,822)	$(2,237,841)	$ 637,165	$108,421,791	10.93%
Great-West Core Bond Fund Institutional Class	5,580,988	54,019,031	3,594,917	2,702,005	(20,578)	(1,222,833)	360,325	53,689,110	5.41
Great-West Inflation-Protected Securities Fund Institutional Class	12,502,575	-	132,215,426	7,212,114	(59,388)	(727,712)	-	124,275,600	12.53
Great-West Loomis Sayles Bond Fund Institutional Class	4,784,668	46,393,899	2,346,082	2,678,669	(272,530)	(32,808)	-	46,028,504	4.64
Great-West Putnam High Yield Bond Institutional Class	4,295,642	41,584,792	2,019,158	2,021,950	(61,514)	(386,795)	-	41,195,205	4.16
Great-West Short Duration Bond Fund Institutional Class	3,846,804	37,828,990	2,369,958	2,318,687	(53,805)	(335,457)	212,804	37,544,804	3.79
Great-West Templeton Global Bond Fund Institutional Class	2,643,541	24,610,760	1,280,906	1,532,210	40,011	331,217	-	24,690,673	2.49
					(499,626)	(4,612,229)	1,210,294	435,845,687	43.95
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	321,456	3,808,862	225,180	239,094	69,631	(72,484)	-	3,722,464	0.37
Great-West Emerging Markets Equity Fund Institutional Class	1,501,887	-	15,936,188	911,896	16,841	(335,834)	-	14,688,458	1.48
Great-West International Growth Fund Institutional Class	1,172,215	11,664,418	714,964	618,950	28,054	(202,393)	-	11,558,039	1.17
Great-West International Index Fund Institutional Class	4,936,797	51,643,078	3,166,255	2,871,806	314,332	(693,570)	-	51,243,957	5.17
Great-West International Value Fund Institutional Class	2,486,119	28,450,274	1,715,713	1,319,023	230,786	(505,210)	-	28,341,754	2.86
Great-West Large Cap Growth Fund Institutional Class	3,737,496	42,708,024	2,198,603	4,759,100	79,864	1,301,303	-	41,448,830	4.18
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	558,262	4,717,091	251,053	256,698	5,404	(116,946)	-	4,594,500	0.46
Great-West Mid Cap Value Fund Institutional Class	1,548,541	15,281,353	810,053	747,192	(3,428)	(323,370)	-	15,020,844	1.51
Great-West Putnam Equity Income Fund Institutional Class	2,202,730	22,275,275	1,241,512	1,124,815	64,006	(518,859)	-	21,873,113	2.21
Great-West Real Estate Index Fund Institutional Class	1,513,046	12,601,936	1,446,629	562,129	(45,267)	(928,153)	-	12,558,283	1.27
Great-West S&P 500® Index Fund Institutional Class	7,678,911	87,141,975	4,788,319	4,994,697	1,238,548	(1,853,264)	-	85,082,333	8.58
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,695,433	37,431,138	1,902,427	2,228,015	123,304	(409,896)	-	36,695,654	3.70
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,848,104	18,366,860	874,299	1,098,862	287,049	(178,724)	-	17,963,573	1.81
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,509,711	22,284,424	1,290,074	1,257,613	(88,815)	(432,209)	-	21,884,676	2.21

March 29, 2018

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,994,550	$ 18,375,466	$ 798,660	$2,141,595	$ (160,415)	$ 918,417	$ -	$ 17,950,948	1.81%
					2,159,894	(4,351,192)	0	384,627,426	38.79
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	87,514,141	88,157,156	4,900,727	5,870,977	-	-	327,235	87,514,141	8.82
					0	0	327,235	87,514,141	8.82
				Total	$1,660,268	$(8,963,421)	$1,537,529	$907,987,254	91.56%
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,719,030	$12,390,953	$ 5,255,403	$954,574	$ (7,836)	$ (292,235)	$ 95,934	$ 16,399,547	11.22%
Great-West Core Bond Fund Institutional Class	839,407	6,106,850	2,597,609	463,472	(1,314)	(165,889)	53,928	8,075,098	5.53
Great-West Inflation-Protected Securities Fund Institutional Class	1,365,653	-	14,428,714	794,766	(5,875)	(59,352)	-	13,574,596	9.29
Great-West Loomis Sayles Bond Fund Institutional Class	709,542	5,166,122	2,100,020	387,633	5,061	(52,719)	-	6,825,790	4.67
Great-West Putnam High Yield Bond Institutional Class	604,599	4,391,242	1,790,179	317,531	(566)	(65,789)	-	5,798,101	3.97
Great-West Short Duration Bond Fund Institutional Class	429,557	3,173,913	1,314,972	256,183	(1,060)	(40,221)	23,633	4,192,481	2.87
Great-West Templeton Global Bond Fund Institutional Class	373,596	2,628,504	1,056,462	235,999	2,626	40,418	-	3,489,385	2.39
					(8,964)	(635,787)	173,495	58,354,998	39.94
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	52,858	464,163	191,419	31,816	4,755	(11,674)	-	612,092	0.42
Great-West Emerging Markets Equity Fund Institutional Class	275,372	-	2,930,494	175,187	1,470	(62,167)	-	2,693,140	1.84
Great-West International Growth Fund Institutional Class	200,580	1,494,120	633,495	91,938	16,509	(57,955)	-	1,977,722	1.35
Great-West International Index Fund Institutional Class	845,971	6,626,884	2,756,298	393,169	75,358	(208,832)	-	8,781,181	6.01
Great-West International Value Fund Institutional Class	425,799	3,651,846	1,555,610	241,190	44,721	(112,156)	-	4,854,110	3.32
Great-West Large Cap Growth Fund Institutional Class	617,553	5,213,062	2,048,044	438,185	103,699	25,739	-	6,848,660	4.69
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	101,001	629,642	270,397	51,052	(4,673)	(17,749)	-	831,238	0.57
Great-West Mid Cap Value Fund Institutional Class	254,853	1,868,821	788,873	128,659	(2,921)	(56,963)	-	2,472,072	1.69

March 29, 2018

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	361,962	$ 2,719,032	$ 1,164,694	$176,128	$ 15,480	$ (113,318)	$ -	$ 3,594,280	2.46%
Great-West Real Estate Index Fund Institutional Class	226,656	1,408,538	712,525	136,605	(13,293)	(103,216)	-	1,881,242	1.29
Great-West S&P 500® Index Fund Institutional Class	1,268,845	10,662,840	4,476,900	744,440	114,244	(336,493)	-	14,058,807	9.62
Great-West S&P Mid Cap 400® Index Fund Institutional Class	609,868	4,575,187	1,902,184	336,747	13,090	(84,634)	-	6,055,990	4.15
Great-West S&P Small Cap 600® Index Fund Institutional Class	334,628	2,463,761	997,768	214,175	(96)	5,232	-	3,252,586	2.23
Great-West T. Rowe Price Equity Income Fund Institutional Class	412,514	2,718,869	1,179,141	186,217	5,698	(114,670)	-	3,597,123	2.46
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	328,513	2,243,035	835,120	194,743	16,044	73,201	-	2,956,613	2.02
					390,085	(1,175,655)	0	64,466,856	44.12
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	9,769,031	7,397,749	2,956,096	618,112	-	-	33,298	9,769,031	6.69
					0	0	33,298	9,769,031	6.69
				Total	$381,121	$(1,811,442)	$206,793	$132,590,885	90.75%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	20,538,382	$195,656,509	$ 12,034,698	$7,755,025	$ (138,607)	$ (4,000,022)	$1,150,741	$ 195,936,160	10.62%
Great-West Core Bond Fund Institutional Class	9,984,768	96,062,640	5,840,041	3,656,352	(17,147)	(2,192,862)	644,083	96,053,467	5.21
Great-West Inflation-Protected Securities Fund Institutional Class	11,602,260	-	121,288,199	5,286,111	(44,384)	(675,621)	-	115,326,467	6.25
Great-West Loomis Sayles Bond Fund Institutional Class	8,346,114	80,456,105	3,502,563	3,433,119	(289,976)	(235,932)	-	80,289,617	4.35
Great-West Putnam High Yield Bond Institutional Class	6,797,401	65,407,420	2,777,218	2,394,069	(99,595)	(603,491)	-	65,187,078	3.53
Great-West Short Duration Bond Fund Institutional Class	3,761,358	36,769,032	2,013,667	1,733,330	(40,918)	(338,516)	208,002	36,710,853	1.99
Great-West Templeton Global Bond Fund Institutional Class	4,221,444	39,045,595	1,733,524	2,079,911	(138,141)	729,077	-	39,428,285	2.14
					(768,768)	(7,317,367)	2,002,826	628,931,927	34.09
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	757,522	8,897,285	377,105	419,897	75,858	(82,393)	-	8,772,100	0.47

March 29, 2018

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	4,372,706	$ -	$ 45,603,572	$1,881,560	$ 32,519	$ (956,948)	$ -	$ 42,765,064	2.32%
Great-West International Growth Fund Institutional Class	3,045,959	30,128,227	1,518,958	1,134,720	34,509	(479,310)	-	30,033,155	1.63
Great-West International Index Fund Institutional Class	12,833,815	133,425,011	6,736,472	5,462,753	526,791	(1,483,730)	-	133,215,000	7.22
Great-West International Value Fund Institutional Class	6,452,920	73,446,148	3,458,015	2,262,404	382,411	(1,078,467)	-	73,563,292	3.99
Great-West Large Cap Growth Fund Institutional Class	8,829,608	100,040,127	3,204,440	7,369,576	1,215,650	2,045,360	-	97,920,351	5.31
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,575,629	13,155,247	576,746	442,181	11,000	(322,389)	-	12,967,423	0.70
Great-West Mid Cap Value Fund Institutional Class	3,651,100	35,672,679	1,549,043	1,073,760	(29,068)	(732,292)	-	35,415,670	1.92
Great-West Putnam Equity Income Fund Institutional Class	5,200,363	52,149,345	2,389,960	1,766,674	71,944	(1,133,024)	-	51,639,607	2.80
Great-West Real Estate Index Fund Institutional Class	2,903,588	24,012,578	2,611,431	813,276	(145,484)	(1,710,953)	-	24,099,780	1.31
Great-West S&P 500® Index Fund Institutional Class	18,039,179	203,108,219	8,263,647	6,933,297	3,154,352	(4,564,468)	-	199,874,101	10.83
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,736,418	87,556,651	3,385,178	3,203,364	317,480	(985,832)	-	86,752,633	4.70
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,228,692	51,343,678	1,893,377	2,691,244	32,521	277,077	-	50,822,888	2.75
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,926,433	52,152,576	2,592,751	2,045,632	(191,867)	(1,021,199)	-	51,678,496	2.80
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,694,500	42,888,006	1,234,541	4,006,395	(355,959)	2,134,352	-	42,250,504	2.29
					5,132,657	(10,094,216)	0	941,770,064	51.04
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	85,608,044	85,767,290	4,047,418	4,525,969	-	-	319,305	85,608,044	4.64
					0	0	319,305	85,608,044	4.64
				Total	$4,363,889	$(17,411,583)	$2,322,131	$1,656,310,035	89.77%
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,292,567	$ 8,774,929	$4,476,355	$704,604	$ (8,136)	$ (215,588)	$ 72,462	$ 12,331,092	8.66%
Great-West Core Bond Fund Institutional Class	628,159	4,306,329	2,197,329	338,011	(1,996)	(122,761)	40,545	6,042,886	4.25

March 29, 2018

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	504,165	$ -	$5,337,546	$305,208	$ (2,429)	$ (20,941)	$ -	$ 5,011,397	3.52%
Great-West Loomis Sayles Bond Fund Institutional Class	520,846	3,574,564	1,747,065	271,492	3,827	(39,595)	-	5,010,542	3.52
Great-West Putnam High Yield Bond Institutional Class	409,182	2,807,365	1,366,668	204,536	(413)	(45,437)	-	3,924,060	2.76
Great-West Short Duration Bond Fund Institutional Class	172,052	1,197,740	600,335	102,822	(545)	(16,023)	9,512	1,679,230	1.18
Great-West Templeton Global Bond Fund Institutional Class	256,630	1,702,546	817,778	148,976	2,764	25,579	-	2,396,927	1.68
					(6,928)	(434,766)	122,519	36,396,134	25.57
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	68,619	567,321	270,726	28,881	4,251	(14,561)	-	794,605	0.56
Great-West Emerging Markets Equity Fund Institutional Class	433,604	-	4,530,128	192,688	461	(96,796)	-	4,240,644	2.98
Great-West International Growth Fund Institutional Class	283,504	1,999,666	955,448	83,302	14,812	(76,465)	-	2,795,347	1.96
Great-West International Index Fund Institutional Class	1,194,365	8,840,318	4,191,962	361,865	69,117	(272,909)	-	12,397,506	8.71
Great-West International Value Fund Institutional Class	600,761	4,868,023	2,319,127	201,987	36,980	(136,483)	-	6,848,680	4.81
Great-West Large Cap Growth Fund Institutional Class	793,955	6,322,386	2,746,468	332,309	82,721	68,416	-	8,804,961	6.19
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	153,677	930,830	430,482	69,476	(7,663)	(27,074)	-	1,264,762	0.89
Great-West Mid Cap Value Fund Institutional Class	325,643	2,308,797	1,066,180	141,953	(3,670)	(74,283)	-	3,158,741	2.22
Great-West Putnam Equity Income Fund Institutional Class	463,551	3,305,030	1,568,970	130,362	9,558	(140,579)	-	4,603,059	3.24
Great-West Real Estate Index Fund Institutional Class	227,871	1,336,540	750,214	90,613	(9,310)	(104,807)	-	1,891,334	1.33
Great-West S&P 500® Index Fund Institutional Class	1,619,422	12,848,793	5,956,498	477,913	77,267	(384,179)	-	17,943,199	12.61
Great-West S&P Mid Cap 400® Index Fund Institutional Class	781,332	5,580,182	2,566,565	276,398	14,026	(111,725)	-	7,758,624	5.45
Great-West S&P Small Cap 600® Index Fund Institutional Class	506,979	3,585,923	1,592,187	257,429	(1,596)	7,152	-	4,927,833	3.46
Great-West T. Rowe Price Equity Income Fund Institutional Class	528,469	3,340,233	1,559,816	144,242	1,973	(147,557)	-	4,608,250	3.24
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	420,611	2,770,250	1,111,226	190,097	16,986	94,124	-	3,785,503	2.66
					305,913	(1,417,726)	0	85,823,048	60.31
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,897,642	2,780,093	1,347,184	242,878	-	-	13,243	3,897,642	2.74
					0	0	13,243	3,897,642	2.74
				Total	$298,985	$(1,852,492)	$135,762	$126,116,824	88.62%

March 29, 2018

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	10,862,459	$103,558,309	$ 7,567,071	$5,512,508	$ (210,719)	$ (1,985,014)	$ 609,401	$ 103,627,858	6.21%
Great-West Core Bond Fund Institutional Class	5,282,039	50,850,570	3,733,226	2,649,826	(50,399)	(1,120,752)	341,292	50,813,218	3.05
Great-West Inflation-Protected Securities Fund Institutional Class	2,700,880	-	28,583,437	1,580,739	(12,157)	(155,946)	-	26,846,752	1.61
Great-West Loomis Sayles Bond Fund Institutional Class	4,344,249	41,932,678	2,358,784	2,396,531	(172,139)	(103,257)	-	41,791,674	2.50
Great-West Putnam High Yield Bond Institutional Class	3,320,843	32,005,613	1,773,717	1,617,812	(30,707)	(314,639)	-	31,846,879	1.91
Great-West Short Duration Bond Fund Institutional Class	997,477	9,762,281	665,849	601,641	(9,506)	(91,114)	55,254	9,735,375	0.58
Great-West Templeton Global Bond Fund Institutional Class	2,093,560	19,422,788	1,001,083	1,250,511	(87,400)	380,485	-	19,553,845	1.17
					(573,027)	(3,390,237)	1,005,947	284,215,601	17.03
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	887,611	10,429,391	425,840	460,907	104,324	(115,790)	-	10,278,534	0.62
Great-West Emerging Markets Equity Fund Institutional Class	6,284,439	-	65,740,522	2,899,698	39,632	(1,379,012)	-	61,461,812	3.68
Great-West International Growth Fund Institutional Class	3,921,021	38,803,913	1,901,503	1,378,797	82,002	(665,351)	-	38,661,268	2.32
Great-West International Index Fund Institutional Class	16,570,682	172,377,125	8,174,478	5,995,504	1,251,809	(2,552,419)	-	172,003,680	10.31
Great-West International Value Fund Institutional Class	8,341,319	94,917,551	4,618,426	2,902,760	612,340	(1,542,182)	-	95,091,035	5.70
Great-West Large Cap Growth Fund Institutional Class	10,385,002	117,845,708	3,619,489	8,236,239	1,854,670	1,940,719	-	115,169,677	6.90
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,172,135	18,223,304	756,529	723,011	(54,240)	(380,148)	-	17,876,674	1.07
Great-West Mid Cap Value Fund Institutional Class	4,305,215	42,205,628	1,796,230	1,389,308	(56,438)	(851,964)	-	41,760,586	2.50
Great-West Putnam Equity Income Fund Institutional Class	6,109,316	61,310,954	2,651,768	1,925,977	103,113	(1,371,235)	-	60,665,510	3.64
Great-West Real Estate Index Fund Institutional Class	2,701,432	22,292,057	2,677,723	1,024,706	(193,416)	(1,523,184)	-	22,421,890	1.34
Great-West S&P 500® Index Fund Institutional Class	21,209,979	238,916,786	8,952,143	6,711,033	4,401,339	(6,151,324)	-	235,006,572	14.08
Great-West S&P Mid Cap 400® Index Fund Institutional Class	10,258,853	103,089,993	3,709,320	3,385,724	729,833	(1,543,180)	-	101,870,409	6.10
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,212,171	71,129,784	2,534,886	3,968,607	1,027	406,237	-	70,102,300	4.20
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,962,108	61,347,920	2,848,940	2,224,357	(183,529)	(1,262,921)	-	60,709,582	3.64
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,532,432	50,604,203	1,325,176	4,645,528	(428,071)	2,508,038	-	49,791,889	2.98
					8,264,395	(14,483,716)	0	1,152,871,418	69.08

March 29, 2018

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	22,645,764	$ 22,716,806	$ 1,359,636	$1,515,285	$ -	$ -	$ 84,607	$ 22,645,764	1.36%
					0	0	84,607	22,645,764	1.36
				Total	$7,691,368	$(17,873,953)	$1,090,554	$1,459,732,783	87.47%
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	391,044	$2,605,963	$1,476,758	$288,616	$ (3,338)	$ (63,543)	$22,055	$ 3,730,562	4.13%
Great-West Core Bond Fund Institutional Class	190,332	1,280,789	726,216	139,669	(999)	(36,342)	12,355	1,830,994	2.03
Great-West Inflation-Protected Securities Fund Institutional Class	52,761	-	569,720	43,199	(306)	(2,074)	-	524,447	0.58
Great-West Loomis Sayles Bond Fund Institutional Class	155,257	1,046,032	569,077	110,152	865	(11,384)	-	1,493,573	1.66
Great-West Putnam High Yield Bond Institutional Class	115,019	773,447	421,548	80,009	(836)	(11,960)	-	1,103,026	1.22
Great-West Short Duration Bond Fund Institutional Class	22,247	152,066	84,418	17,382	(156)	(1,975)	1,238	217,127	0.24
Great-West Templeton Global Bond Fund Institutional Class	73,939	480,675	255,802	53,493	372	7,609	-	690,593	0.77
					(4,398)	(119,669)	35,648	9,590,322	10.63
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	51,272	417,750	210,153	23,236	2,641	(10,939)	-	593,728	0.66
Great-West Emerging Markets Equity Fund Institutional Class	399,010	-	4,179,345	186,405	(755)	(90,621)	-	3,902,319	4.32
Great-West International Growth Fund Institutional Class	235,440	1,626,901	864,738	101,219	17,549	(68,984)	-	2,321,436	2.57
Great-West International Index Fund Institutional Class	995,582	7,225,124	3,786,035	428,088	77,749	(248,928)	-	10,334,143	11.45
Great-West International Value Fund Institutional Class	499,807	3,973,359	2,108,602	255,327	44,772	(128,831)	-	5,697,803	6.31
Great-West Large Cap Growth Fund Institutional Class	601,589	4,715,099	2,216,328	297,769	69,729	37,961	-	6,671,619	7.39
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	134,599	795,445	397,055	59,379	(6,094)	(25,375)	-	1,107,746	1.23
Great-West Mid Cap Value Fund Institutional Class	246,866	1,708,309	849,909	107,502	(4,826)	(56,112)	-	2,394,604	2.65
Great-West Putnam Equity Income Fund Institutional Class	351,483	2,456,785	1,259,457	118,302	7,065	(107,718)	-	3,490,222	3.86
Great-West Real Estate Index Fund Institutional Class	147,750	852,903	519,331	80,083	(8,968)	(65,822)	-	1,226,329	1.36

March 29, 2018

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	1,230,211	$9,601,863	$4,832,684	$490,636	$ 71,565	$ (313,168)	$ -	$13,630,743	15.10%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	591,025	4,129,210	2,065,518	239,296	6,467	(86,555)	-	5,868,877	6.50
Great-West S&P Small Cap 600® Index Fund Institutional Class	448,562	3,098,020	1,454,831	192,464	(452)	(363)	-	4,360,024	4.83
Great-West T. Rowe Price Equity Income Fund Institutional Class	400,675	2,472,638	1,265,760	132,587	82	(111,924)	-	3,493,887	3.87
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	318,610	2,049,193	904,303	155,690	10,664	69,686	-	2,867,492	3.18
					287,188	(1,207,693)	0	67,960,972	75.28
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	515,413	361,074	194,605	42,002	-	-	1,736	515,413	0.57
					0	0	1,736	515,413	0.57
				Total	$282,790	$(1,327,362)	$37,384	$78,066,707	86.48%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,179,207	$ 30,079,968	$ 2,635,894	$1,823,963	$ (77,310)	$ (562,263)	$178,334	$ 30,329,636	3.15%
Great-West Core Bond Fund Institutional Class	1,548,342	14,798,239	1,302,386	884,476	(20,935)	(321,100)	100,054	14,895,049	1.54
Great-West Inflation-Protected Securities Fund Institutional Class	117,174	-	1,245,994	74,631	(601)	(6,650)	-	1,164,713	0.12
Great-West Loomis Sayles Bond Fund Institutional Class	1,251,451	11,992,957	827,345	751,677	(49,530)	(29,670)	-	12,038,955	1.25
Great-West Putnam High Yield Bond Institutional Class	909,714	8,704,642	600,090	495,881	(9,943)	(84,696)	-	8,724,155	0.90
Great-West Short Duration Bond Fund Institutional Class	99,482	966,931	78,445	65,081	(663)	(9,346)	5,512	970,949	0.10
Great-West Templeton Global Bond Fund Institutional Class	585,211	5,400,032	338,344	374,305	(20,309)	101,802	-	5,465,873	0.57
					(179,291)	(911,923)	283,900	73,589,330	7.63
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	553,654	6,474,528	252,156	249,173	57,971	(66,198)	-	6,411,313	0.67
Great-West Emerging Markets Equity Fund Institutional Class	4,713,315	-	48,996,603	1,871,796	25,720	(1,028,587)	-	46,096,220	4.78
Great-West International Growth Fund Institutional Class	2,672,937	26,222,584	1,260,717	739,820	(12,031)	(388,319)	-	26,355,162	2.73
Great-West International Index Fund Institutional Class	11,275,379	116,354,925	5,309,561	3,092,946	645,972	(1,533,103)	-	117,038,437	12.14

March 29, 2018

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	5,681,671	$ 64,053,305	$ 3,090,748	$1,463,065	$ 274,342	$ (909,936)	$ -	$ 64,771,052	6.72%
Great-West Large Cap Growth Fund Institutional Class	6,439,304	72,471,558	2,152,768	4,732,072	811,479	1,519,626	-	71,411,880	7.41
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,555,550	12,947,964	573,770	442,038	(35,470)	(277,522)	-	12,802,174	1.33
Great-West Mid Cap Value Fund Institutional Class	2,666,424	25,917,040	1,188,631	707,148	(30,270)	(534,206)	-	25,864,317	2.68
Great-West Putnam Equity Income Fund Institutional Class	3,787,692	37,793,748	1,639,371	958,504	76,404	(862,828)	-	37,611,787	3.90
Great-West Real Estate Index Fund Institutional Class	1,616,636	13,177,393	1,696,378	519,064	(87,396)	(936,631)	-	13,418,076	1.39
Great-West S&P 500® Index Fund Institutional Class	13,186,380	147,573,813	5,249,551	3,410,298	2,211,001	(3,307,979)	-	146,105,087	15.16
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,361,566	63,506,715	2,341,215	1,804,037	361,847	(873,540)	-	63,170,353	6.55
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,175,319	50,644,867	1,823,742	2,440,913	9,115	276,403	-	50,304,099	5.22
Great-West T. Rowe Price Equity Income Fund Institutional Class	4,316,032	37,794,612	1,735,445	1,100,845	(105,625)	(793,414)	-	37,635,798	3.91
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,427,778	31,126,642	749,288	2,540,082	(233,450)	1,514,154	-	30,850,002	3.20
					3,969,609	(8,202,080)	0	749,845,757	77.79
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,134,452	2,127,040	153,786	154,321	-	-	7,947	2,134,452	0.22
					0	0	7,947	2,134,452	0.22
				Total	$3,790,318	$(9,114,003)	$291,847	$825,569,539	85.64%
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	140,309	$1,007,278	$ 429,164	$ 74,212	$ (820)	$ (23,678)	$ 7,886	$ 1,338,552	2.87%
Great-West Core Bond Fund Institutional Class	68,263	494,807	210,939	35,680	(200)	(13,375)	4,417	656,691	1.41
Great-West Loomis Sayles Bond Fund Institutional Class	55,472	402,881	162,990	28,182	469	(4,052)	-	533,637	1.14
Great-West Putnam High Yield Bond Institutional Class	39,980	289,787	118,053	20,257	(121)	(4,175)	-	383,408	0.82
Great-West Short Duration Bond Fund Institutional Class	2,878	21,197	8,738	1,593	(24)	(253)	160	28,089	0.06
Great-West Templeton Global Bond Fund Institutional Class	26,658	186,986	74,018	14,810	259	2,792	-	248,986	0.54
					(437)	(42,741)	12,463	3,189,363	6.84

March 29, 2018

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	26,506	$ 232,893	$ 85,988	$ 7,502	$ 1,259	$ (4,436)	$ -	$ 306,943	0.66%
Great-West Emerging Markets Equity Fund Institutional Class	246,285	-	2,561,313	99,082	874	(53,562)	-	2,408,669	5.16
Great-West International Growth Fund Institutional Class	131,659	980,322	385,298	35,144	6,767	(32,320)	-	1,298,156	2.78
Great-West International Index Fund Institutional Class	555,993	4,350,877	1,679,560	151,352	30,172	(107,872)	-	5,771,213	12.36
Great-West International Value Fund Institutional Class	279,826	2,394,173	939,280	86,381	16,612	(57,054)	-	3,190,018	6.83
Great-West Large Cap Growth Fund Institutional Class	307,165	2,591,701	880,282	107,682	27,179	42,154	-	3,406,455	7.30
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	79,155	502,796	188,329	24,839	(2,369)	(14,841)	-	651,445	1.39
Great-West Mid Cap Value Fund Institutional Class	126,089	937,463	350,550	36,414	(223)	(28,538)	-	1,223,061	2.62
Great-West Putnam Equity Income Fund Institutional Class	179,255	1,350,469	517,375	38,011	3,638	(49,828)	-	1,780,005	3.81
Great-West Real Estate Index Fund Institutional Class	78,541	485,040	232,680	27,552	(2,499)	(38,273)	-	651,895	1.40
Great-West S&P 500® Index Fund Institutional Class	627,667	5,279,195	1,961,860	159,688	26,681	(126,814)	-	6,954,553	14.90
Great-West S&P Mid Cap 400® Index Fund Institutional Class	301,494	2,271,240	836,371	74,545	4,889	(39,233)	-	2,993,833	6.41
Great-West S&P Small Cap 600® Index Fund Institutional Class	262,917	1,954,550	689,506	94,244	(104)	5,737	-	2,555,549	5.47
Great-West T. Rowe Price Equity Income Fund Institutional Class	204,322	1,357,776	519,076	41,994	1,677	(53,172)	-	1,781,686	3.82
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	162,635	1,124,889	353,501	55,833	5,075	41,158	-	1,463,715	3.14
					119,628	(516,894)	0	36,437,196	78.05
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	60,806	45,917	18,297	3,617	-	-	209	60,806	0.13
					0	0	209	60,806	0.13
				Total	$119,191	$(559,635)	$12,672	$39,687,365	85.02%
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,064,843	$ 9,833,219	$ 1,125,000	$ 616,475	$ (27,968)	$ (183,140)	$59,608	$ 10,158,604	2.70%

March 29, 2018

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West Core Bond Fund Institutional Class	517,032	$ 4,824,555	$ 555,372	$ 302,189	$ (9,072)	$ (103,890)	$33,346	$ 4,973,848	1.32%
Great-West Loomis Sayles Bond Fund Institutional Class	421,636	3,940,575	378,557	242,898	(6,444)	(20,091)	-	4,056,143	1.08
Great-West Putnam High Yield Bond Institutional Class	303,763	2,835,689	270,232	163,434	(2,067)	(29,398)	-	2,913,089	0.77
Great-West Short Duration Bond Fund Institutional Class	19,407	184,115	19,871	12,807	(177)	(1,768)	1,073	189,411	0.05
Great-West Templeton Global Bond Fund Institutional Class	216,170	1,950,891	166,522	135,448	(7,445)	37,059	-	2,019,024	0.54
					(53,173)	(301,228)	94,027	24,310,119	6.46
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	207,246	2,356,084	141,776	78,152	14,565	(19,799)	-	2,399,909	0.64
Great-West Emerging Markets Equity Fund Institutional Class	2,110,981	-	21,808,309	712,556	6,550	(450,355)	-	20,645,398	5.48
Great-West International Growth Fund Institutional Class	1,085,972	10,388,365	784,845	306,537	(4,226)	(158,992)	-	10,707,681	2.84
Great-West International Index Fund Institutional Class	4,579,882	46,072,042	3,248,343	1,313,853	95,846	(467,357)	-	47,539,175	12.62
Great-West International Value Fund Institutional Class	2,304,562	25,343,193	1,876,805	599,400	93,687	(348,591)	-	26,272,007	6.97
Great-West Large Cap Growth Fund Institutional Class	2,395,455	26,284,474	925,238	1,204,206	265,969	560,090	-	26,565,596	7.05
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	661,027	5,338,660	389,396	152,901	2,728	(134,902)	-	5,440,253	1.44
Great-West Mid Cap Value Fund Institutional Class	992,188	9,391,384	670,029	242,236	(11,496)	(194,951)	-	9,624,226	2.55
Great-West Putnam Equity Income Fund Institutional Class	1,408,830	13,696,645	894,108	290,577	13,026	(310,498)	-	13,989,678	3.71
Great-West Real Estate Index Fund Institutional Class	639,830	5,084,274	814,748	217,367	(24,339)	(371,070)	-	5,310,585	1.41
Great-West S&P 500® Index Fund Institutional Class	4,907,652	53,455,507	2,885,356	1,081,257	437,994	(882,823)	-	54,376,783	14.43
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,370,683	23,011,941	1,320,379	548,130	52,018	(243,304)	-	23,540,886	6.25
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,201,896	20,986,983	1,009,011	726,599	(21,447)	133,031	-	21,402,426	5.68
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,608,177	13,697,344	950,110	332,576	(47,310)	(291,572)	-	14,023,306	3.72
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,273,100	11,267,961	345,051	680,302	(63,944)	525,193	-	11,457,903	3.04
					809,621	(2,655,900)	0	293,295,812	77.83
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	492,190	478,707	46,586	34,920	-	-	1,817	492,190	0.13
					0	0	1,817	492,190	0.13
				Total	$756,448	$(2,957,128)	$95,844	$318,098,121	84.42%

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,452,976	Great-West Bond Index Fund Institutional Class(a)	$13,861,391
708,265	Great-West Core Bond Fund Institutional Class(a)	6,813,513
1,583,996	Great-West Inflation-Protected Securities Fund Institutional Class(a)	15,744,917
606,520	Great-West Loomis Sayles Bond Fund Institutional Class(a)	5,834,727
544,056	Great-West Putnam High Yield Bond Institutional Class(a)	5,217,494
487,671	Great-West Short Duration Bond Fund Institutional Class(a)	4,759,665
334,683	Great-West Templeton Global Bond Fund Institutional Class(a)	3,125,942
516,906	Oppenheimer International Bond Fund Class I	3,122,110

TOTAL BOND MUTUAL FUNDS — 59.50% (Cost $59,195,091)		$58,479,759
EQUITY MUTUAL FUNDS
14,459	AllianzGI NFJ Small-Cap Value Fund Class R6	341,083
32,748	American Century Real Estate Fund Class R6	856,700
47,783	DFA International Real Estate Securities Portfolio Institutional Class	246,563
20,931	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	242,381
93,279	Great-West Emerging Markets Equity Fund Institutional Class(a)	912,268
71,938	Great-West International Growth Fund Institutional Class(a)	709,308
305,004	Great-West International Index Fund Institutional Class(a)	3,165,943
152,891	Great-West International Value Fund Institutional Class(a)	1,742,952
241,597	Great-West Large Cap Growth Fund Institutional Class(a)	2,679,315
41,221	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	339,251
99,882	Great-West Mid Cap Value Fund Institutional Class(a)	968,852
Shares		Fair Value
Equity Mutual Funds — (continued)
142,382	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,413,854
102,953	Great-West Real Estate Index Fund Institutional Class(a)	854,510
495,887	Great-West S&P 500® Index Fund Institutional Class(a)	5,494,425
238,728	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,370,565
136,223	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,324,088
162,223	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,414,582
128,351	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,155,163
18,979	Invesco Global Real Estate Fund Class R6	247,864
19,482	Invesco International Growth Fund Class R6	709,712
11,695	Invesco Small Cap Discovery Fund Class R6	126,194
17,001	Janus Henderson Triton Fund Class N	515,822
69,543	Northern Emerging Markets Equity Index Fund	912,405

TOTAL EQUITY MUTUAL FUNDS — 29.25% (Cost $26,475,233)		$28,743,800
Account Balance
FIXED INTEREST CONTRACT
11,095,599 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	11,095,599

TOTAL FIXED INTEREST CONTRACT — 11.29% (Cost $11,095,599)		$11,095,599
TOTAL INVESTMENTS — 100.04% (Cost $96,765,923)		$98,319,158
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (40,577)
TOTAL NET ASSETS — 100.00%		$98,278,581

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
65,620	Great-West Bond Index Fund Institutional Class(a)	$ 626,017
31,847	Great-West Core Bond Fund Institutional Class(a)	306,373
51,909	Great-West Inflation-Protected Securities Fund Institutional Class(a)	515,979
26,946	Great-West Loomis Sayles Bond Fund Institutional Class(a)	259,225
22,934	Great-West Putnam High Yield Bond Institutional Class(a)	219,935
16,309	Great-West Short Duration Bond Fund Institutional Class(a)	159,172
14,122	Great-West Templeton Global Bond Fund Institutional Class(a)	131,895
21,920	Oppenheimer International Bond Fund Class I	132,395

TOTAL BOND MUTUAL FUNDS — 56.89% (Cost $2,376,732)		$2,350,991
EQUITY MUTUAL FUNDS
736	AllianzGI NFJ Small-Cap Value Fund Class R6	17,359
1,407	American Century Real Estate Fund Class R6	36,804
2,083	DFA International Real Estate Securities Portfolio Institutional Class	10,749
999	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	11,572
5,071	Great-West Emerging Markets Equity Fund Institutional Class(a)	49,594
3,648	Great-West International Growth Fund Institutional Class(a)	35,965
15,413	Great-West International Index Fund Institutional Class(a)	159,986
7,725	Great-West International Value Fund Institutional Class(a)	88,066
11,775	Great-West Large Cap Growth Fund Institutional Class(a)	130,581
2,109	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,358
4,815	Great-West Mid Cap Value Fund Institutional Class(a)	46,707
6,826	Great-West Putnam Equity Income Fund Institutional Class(a)	67,783
Shares		Fair Value
Equity Mutual Funds — (continued)
4,434	Great-West Real Estate Index Fund Institutional Class(a)	$ 36,800
24,058	Great-West S&P 500® Index Fund Institutional Class(a)	266,560
11,488	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	114,075
7,059	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	68,609
7,773	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	67,784
6,199	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	55,794
823	Invesco Global Real Estate Fund Class R6	10,750
987	Invesco International Growth Fund Class R6	35,965
613	Invesco Small Cap Discovery Fund Class R6	6,613
885	Janus Henderson Triton Fund Class N	26,865
3,780	Northern Emerging Markets Equity Index Fund	49,594

TOTAL EQUITY MUTUAL FUNDS — 34.16% (Cost $1,407,889)		$1,411,933
Account Balance
FIXED INTEREST CONTRACT
371,701 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	371,701

TOTAL FIXED INTEREST CONTRACT — 8.99% (Cost $371,701)		$ 371,701
TOTAL INVESTMENTS — 100.04% (Cost $4,156,322)		$4,134,625
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,664)
TOTAL NET ASSETS — 100.00%		$4,132,961

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,159,670	Great-West Bond Index Fund Institutional Class(a)	$ 30,143,250
1,538,722	Great-West Core Bond Fund Institutional Class(a)	14,802,508
1,792,103	Great-West Inflation-Protected Securities Fund Institutional Class(a)	17,813,509
1,286,340	Great-West Loomis Sayles Bond Fund Institutional Class(a)	12,374,593
1,049,614	Great-West Putnam High Yield Bond Institutional Class(a)	10,065,800
581,287	Great-West Short Duration Bond Fund Institutional Class(a)	5,673,358
649,575	Great-West Templeton Global Bond Fund Institutional Class(a)	6,067,031
1,007,425	Oppenheimer International Bond Fund Class I	6,084,844

TOTAL BOND MUTUAL FUNDS — 53.28% (Cost $104,369,635)		$103,024,893
EQUITY MUTUAL FUNDS
42,619	AllianzGI NFJ Small-Cap Value Fund Class R6	1,005,383
67,594	American Century Real Estate Fund Class R6	1,768,266
105,079	DFA International Real Estate Securities Portfolio Institutional Class	542,209
53,162	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	615,611
301,037	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,944,136
208,231	Great-West International Growth Fund Institutional Class(a)	2,053,157
877,195	Great-West International Index Fund Institutional Class(a)	9,105,286
438,922	Great-West International Value Fund Institutional Class(a)	5,003,704
623,813	Great-West Large Cap Growth Fund Institutional Class(a)	6,918,080
121,522	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,000,126
257,241	Great-West Mid Cap Value Fund Institutional Class(a)	2,495,239
Shares		Fair Value
Equity Mutual Funds — (continued)
365,934	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,633,725
212,976	Great-West Real Estate Index Fund Institutional Class(a)	1,767,700
1,280,479	Great-West S&P 500® Index Fund Institutional Class(a)	14,187,711
615,206	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,108,994
405,445	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,940,927
416,836	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,634,809
331,533	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,983,800
41,599	Invesco Global Real Estate Fund Class R6	543,287
56,345	Invesco International Growth Fund Class R6	2,052,656
35,672	Invesco Small Cap Discovery Fund Class R6	384,901
50,886	Janus Henderson Triton Fund Class N	1,543,873
224,452	Northern Emerging Markets Equity Index Fund	2,944,811

TOTAL EQUITY MUTUAL FUNDS — 39.92% (Cost $71,450,592)		$ 77,178,391
Account Balance
FIXED INTEREST CONTRACT
13,223,593 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	13,223,593

TOTAL FIXED INTEREST CONTRACT — 6.84% (Cost $13,223,593)		$ 13,223,593
TOTAL INVESTMENTS — 100.04% (Cost $189,043,820)		$193,426,877
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (78,927)
TOTAL NET ASSETS — 100.00%		$193,347,950

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
78,259	Great-West Bond Index Fund Institutional Class(a)	$ 746,593
38,055	Great-West Core Bond Fund Institutional Class(a)	366,090
30,583	Great-West Inflation-Protected Securities Fund Institutional Class(a)	303,997
31,549	Great-West Loomis Sayles Bond Fund Institutional Class(a)	303,500
24,862	Great-West Putnam High Yield Bond Institutional Class(a)	238,426
10,382	Great-West Short Duration Bond Fund Institutional Class(a)	101,332
15,477	Great-West Templeton Global Bond Fund Institutional Class(a)	144,551
24,024	Oppenheimer International Bond Fund Class I	145,103

TOTAL BOND MUTUAL FUNDS — 47.32% (Cost $2,383,197)		$2,349,592
EQUITY MUTUAL FUNDS
1,369	AllianzGI NFJ Small-Cap Value Fund Class R6	32,286
1,766	American Century Real Estate Fund Class R6	46,200
2,888	DFA International Real Estate Securities Portfolio Institutional Class	14,902
1,630	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	18,875
10,208	Great-West Emerging Markets Equity Fund Institutional Class(a)	99,837
6,600	Great-West International Growth Fund Institutional Class(a)	65,073
27,899	Great-West International Index Fund Institutional Class(a)	289,598
13,987	Great-West International Value Fund Institutional Class(a)	159,459
18,990	Great-West Large Cap Growth Fund Institutional Class(a)	210,596
3,923	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	32,285
7,732	Great-West Mid Cap Value Fund Institutional Class(a)	75,004
11,005	Great-West Putnam Equity Income Fund Institutional Class(a)	109,276
Shares		Fair Value
Equity Mutual Funds — (continued)
5,566	Great-West Real Estate Index Fund Institutional Class(a)	$ 46,200
38,777	Great-West S&P 500® Index Fund Institutional Class(a)	429,645
18,558	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	184,279
13,031	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	126,660
12,532	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	109,276
10,044	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	90,399
1,141	Invesco Global Real Estate Fund Class R6	14,903
1,786	Invesco International Growth Fund Class R6	65,071
1,151	Invesco Small Cap Discovery Fund Class R6	12,417
1,637	Janus Henderson Triton Fund Class N	49,670
7,609	Northern Emerging Markets Equity Index Fund	99,837

TOTAL EQUITY MUTUAL FUNDS — 47.96% (Cost $2,409,300)		$2,381,748
Account Balance
FIXED INTEREST CONTRACT
236,461 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	236,461

TOTAL FIXED INTEREST CONTRACT — 4.76% (Cost $236,461)		$ 236,461
TOTAL INVESTMENTS — 100.04% (Cost $5,028,958)		$4,967,801
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,098)
TOTAL NET ASSETS — 100.00%		$4,965,703

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,353,435	Great-West Bond Index Fund Institutional Class(a)	$ 22,451,772
1,145,120	Great-West Core Bond Fund Institutional Class(a)	11,016,055
583,757	Great-West Inflation-Protected Securities Fund Institutional Class(a)	5,802,539
942,065	Great-West Loomis Sayles Bond Fund Institutional Class(a)	9,062,669
718,746	Great-West Putnam High Yield Bond Institutional Class(a)	6,892,773
215,083	Great-West Short Duration Bond Fund Institutional Class(a)	2,099,211
451,897	Great-West Templeton Global Bond Fund Institutional Class(a)	4,220,716
700,580	Oppenheimer International Bond Fund Class I	4,231,505

TOTAL BOND MUTUAL FUNDS — 38.61% (Cost $66,494,082)		$ 65,777,240
EQUITY MUTUAL FUNDS
59,887	AllianzGI NFJ Small-Cap Value Fund Class R6	1,412,739
62,206	American Century Real Estate Fund Class R6	1,627,314
109,136	DFA International Real Estate Securities Portfolio Institutional Class	563,139
66,035	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	764,683
464,003	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,537,954
287,305	Great-West International Growth Fund Institutional Class(a)	2,832,825
1,210,210	Great-West International Index Fund Institutional Class(a)	12,561,977
607,267	Great-West International Value Fund Institutional Class(a)	6,922,850
771,434	Great-West Large Cap Growth Fund Institutional Class(a)	8,555,201
171,384	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,410,491
316,085	Great-West Mid Cap Value Fund Institutional Class(a)	3,066,028
Shares		Fair Value
Equity Mutual Funds — (continued)
450,851	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,476,955
196,117	Great-West Real Estate Index Fund Institutional Class(a)	1,627,768
1,582,758	Great-West S&P 500® Index Fund Institutional Class(a)	17,536,957
757,693	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,523,895
568,917	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,529,875
513,553	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,478,181
410,009	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,690,081
43,224	Invesco Global Real Estate Fund Class R6	564,507
77,733	Invesco International Growth Fund Class R6	2,831,824
50,417	Invesco Small Cap Discovery Fund Class R6	543,997
71,205	Janus Henderson Triton Fund Class N	2,160,352
345,942	Northern Emerging Markets Equity Index Fund	4,538,753

TOTAL EQUITY MUTUAL FUNDS — 58.55% (Cost $92,537,587)		$ 99,758,346
Account Balance
FIXED INTEREST CONTRACT
4,915,174 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	4,915,174

TOTAL FIXED INTEREST CONTRACT — 2.88% (Cost $4,915,174)		$ 4,915,174
TOTAL INVESTMENTS — 100.04% (Cost $163,946,843)		$170,450,760
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (69,074)
TOTAL NET ASSETS — 100.00%		$170,381,686

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
32,568	Great-West Bond Index Fund Institutional Class(a)	$ 310,695
15,854	Great-West Core Bond Fund Institutional Class(a)	152,516
4,315	Great-West Inflation-Protected Securities Fund Institutional Class(a)	42,894
12,974	Great-West Loomis Sayles Bond Fund Institutional Class(a)	124,810
9,660	Great-West Putnam High Yield Bond Institutional Class(a)	92,638
1,892	Great-West Short Duration Bond Fund Institutional Class(a)	18,468
6,124	Great-West Templeton Global Bond Fund Institutional Class(a)	57,194
9,504	Oppenheimer International Bond Fund Class I	57,407

TOTAL BOND MUTUAL FUNDS — 28.77% (Cost $868,102)		$ 856,622
EQUITY MUTUAL FUNDS
1,288	AllianzGI NFJ Small-Cap Value Fund Class R6	30,381
1,105	American Century Real Estate Fund Class R6	28,898
2,020	DFA International Real Estate Securities Portfolio Institutional Class	10,425
1,337	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	15,488
10,476	Great-West Emerging Markets Equity Fund Institutional Class(a)	102,459
6,133	Great-West International Growth Fund Institutional Class(a)	60,467
25,913	Great-West International Index Fund Institutional Class(a)	268,975
12,987	Great-West International Value Fund Institutional Class(a)	148,047
15,738	Great-West Large Cap Growth Fund Institutional Class(a)	174,535
3,691	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	30,380
6,418	Great-West Mid Cap Value Fund Institutional Class(a)	62,251
9,148	Great-West Putnam Equity Income Fund Institutional Class(a)	90,845
Shares		Fair Value
Equity Mutual Funds — (continued)
3,482	Great-West Real Estate Index Fund Institutional Class(a)	$ 28,897
32,258	Great-West S&P 500® Index Fund Institutional Class(a)	357,415
15,387	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	152,796
12,288	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	119,436
10,418	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	90,845
8,340	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	75,058
798	Invesco Global Real Estate Fund Class R6	10,426
1,660	Invesco International Growth Fund Class R6	60,466
1,077	Invesco Small Cap Discovery Fund Class R6	11,616
1,541	Janus Henderson Triton Fund Class N	46,762
7,809	Northern Emerging Markets Equity Index Fund	102,459

TOTAL EQUITY MUTUAL FUNDS — 69.83% (Cost $2,083,307)		$2,079,327
Account Balance
FIXED INTEREST CONTRACT
42,898 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	42,898

TOTAL FIXED INTEREST CONTRACT — 1.44% (Cost $42,898)		$ 42,898
TOTAL INVESTMENTS — 100.04% (Cost $2,994,307)		$2,978,847
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,228)
TOTAL NET ASSETS — 100.00%		$2,977,619

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
906,319	Great-West Bond Index Fund Institutional Class(a)	$ 8,646,287
440,187	Great-West Core Bond Fund Institutional Class(a)	4,234,604
30,234	Great-West Inflation-Protected Securities Fund Institutional Class(a)	300,523
357,991	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,443,871
260,232	Great-West Putnam High Yield Bond Institutional Class(a)	2,495,623
26,377	Great-West Short Duration Bond Fund Institutional Class(a)	257,438
167,085	Great-West Templeton Global Bond Fund Institutional Class(a)	1,560,577
258,597	Oppenheimer International Bond Fund Class I	1,561,925

TOTAL BOND MUTUAL FUNDS — 21.14% (Cost $22,723,342)		$ 22,500,848
EQUITY MUTUAL FUNDS
53,101	AllianzGI NFJ Small-Cap Value Fund Class R6	1,252,651
40,985	American Century Real Estate Fund Class R6	1,072,161
76,879	DFA International Real Estate Securities Portfolio Institutional Class	396,698
51,982	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	601,957
449,950	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,400,509
254,200	Great-West International Growth Fund Institutional Class(a)	2,506,412
1,074,958	Great-West International Index Fund Institutional Class(a)	11,158,062
540,355	Great-West International Value Fund Institutional Class(a)	6,160,043
604,738	Great-West Large Cap Growth Fund Institutional Class(a)	6,706,545
151,277	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,245,011
251,374	Great-West Mid Cap Value Fund Institutional Class(a)	2,438,326
Shares		Fair Value
Equity Mutual Funds — (continued)
355,868	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,533,772
128,992	Great-West Real Estate Index Fund Institutional Class(a)	1,070,634
1,246,340	Great-West S&P 500® Index Fund Institutional Class(a)	13,809,447
598,506	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,943,165
505,221	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,910,748
405,819	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,538,739
322,625	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,903,625
30,545	Invesco Global Real Estate Fund Class R6	398,920
68,745	Invesco International Growth Fund Class R6	2,504,383
43,919	Invesco Small Cap Discovery Fund Class R6	473,889
63,433	Janus Henderson Triton Fund Class N	1,924,558
335,389	Northern Emerging Markets Equity Index Fund	4,400,299

TOTAL EQUITY MUTUAL FUNDS — 78.32% (Cost $77,281,559)		$ 83,350,554
Account Balance
FIXED INTEREST CONTRACT
611,086 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	611,086

TOTAL FIXED INTEREST CONTRACT — 0.58% (Cost $611,086)		$ 611,086
TOTAL INVESTMENTS — 100.04% (Cost $100,615,987)		$106,462,488
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (43,436)
TOTAL NET ASSETS — 100.00%		$106,419,052

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
11,139	Great-West Bond Index Fund Institutional Class(a)	$ 106,265
5,431	Great-West Core Bond Fund Institutional Class(a)	52,249
4,405	Great-West Loomis Sayles Bond Fund Institutional Class(a)	42,375
3,189	Great-West Putnam High Yield Bond Institutional Class(a)	30,582
212	Great-West Short Duration Bond Fund Institutional Class(a)	2,071
2,115	Great-West Templeton Global Bond Fund Institutional Class(a)	19,753
3,284	Oppenheimer International Bond Fund Class I	19,835

TOTAL BOND MUTUAL FUNDS — 17.13% (Cost $277,269)		$ 273,130
EQUITY MUTUAL FUNDS
858	AllianzGI NFJ Small-Cap Value Fund Class R6	20,249
616	American Century Real Estate Fund Class R6	16,111
1,205	DFA International Real Estate Securities Portfolio Institutional Class	6,216
798	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,245
7,673	Great-West Emerging Markets Equity Fund Institutional Class(a)	75,039
4,057	Great-West International Growth Fund Institutional Class(a)	40,006
17,154	Great-West International Index Fund Institutional Class(a)	178,060
8,588	Great-West International Value Fund Institutional Class(a)	97,902
9,402	Great-West Large Cap Growth Fund Institutional Class(a)	104,269
2,461	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	20,251
3,830	Great-West Mid Cap Value Fund Institutional Class(a)	37,150
5,443	Great-West Putnam Equity Income Fund Institutional Class(a)	54,051
Shares		Fair Value
Equity Mutual Funds — (continued)
1,950	Great-West Real Estate Index Fund Institutional Class(a)	$ 16,182
19,199	Great-West S&P 500® Index Fund Institutional Class(a)	212,719
9,157	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	90,932
8,184	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	79,546
6,198	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	54,050
4,942	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	44,481
476	Invesco Global Real Estate Fund Class R6	6,219
1,099	Invesco International Growth Fund Class R6	40,018
725	Invesco Small Cap Discovery Fund Class R6	7,826
1,031	Janus Henderson Triton Fund Class N	31,280
5,714	Northern Emerging Markets Equity Index Fund	74,973

TOTAL EQUITY MUTUAL FUNDS — 82.60% (Cost $1,328,004)		$1,316,775
Account Balance
FIXED INTEREST CONTRACT
4,938 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	4,938

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $4,938)		$ 4,938
TOTAL INVESTMENTS — 100.04% (Cost $1,610,211)		$1,594,843
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (695)
TOTAL NET ASSETS — 100.00%		$1,594,148

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
273,054	Great-West Bond Index Fund Institutional Class(a)	$ 2,604,934
133,013	Great-West Core Bond Fund Institutional Class(a)	1,279,590
107,818	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,037,210
77,721	Great-West Putnam High Yield Bond Institutional Class(a)	745,341
5,403	Great-West Short Duration Bond Fund Institutional Class(a)	52,732
55,092	Great-West Templeton Global Bond Fund Institutional Class(a)	514,558
85,488	Oppenheimer International Bond Fund Class I	516,349

TOTAL BOND MUTUAL FUNDS — 15.40% (Cost $6,790,830)		$ 6,750,714
EQUITY MUTUAL FUNDS
24,712	AllianzGI NFJ Small-Cap Value Fund Class R6	582,953
17,346	American Century Real Estate Fund Class R6	453,760
35,763	DFA International Real Estate Securities Portfolio Institutional Class	184,534
21,559	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	249,658
229,749	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,246,946
116,637	Great-West International Growth Fund Institutional Class(a)	1,150,043
492,021	Great-West International Index Fund Institutional Class(a)	5,107,181
246,900	Great-West International Value Fund Institutional Class(a)	2,814,665
254,144	Great-West Large Cap Growth Fund Institutional Class(a)	2,818,462
70,784	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	582,549
103,965	Great-West Mid Cap Value Fund Institutional Class(a)	1,008,461
147,851	Great-West Putnam Equity Income Fund Institutional Class(a)	1,468,165
Shares		Fair Value
Equity Mutual Funds — (continued)
54,624	Great-West Real Estate Index Fund Institutional Class(a)	$ 453,380
518,601	Great-West S&P 500® Index Fund Institutional Class(a)	5,746,096
248,511	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,467,711
234,856	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,282,797
168,396	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,468,416
134,321	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,208,887
14,146	Invesco Global Real Estate Fund Class R6	184,747
31,578	Invesco International Growth Fund Class R6	1,150,371
20,701	Invesco Small Cap Discovery Fund Class R6	223,364
29,459	Janus Henderson Triton Fund Class N	893,797
171,258	Northern Emerging Markets Equity Index Fund	2,246,910

TOTAL EQUITY MUTUAL FUNDS — 84.36% (Cost $34,569,983)		$36,993,853
Account Balance
FIXED INTEREST CONTRACT
122,927 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	122,927

TOTAL FIXED INTEREST CONTRACT — 0.28% (Cost $122,927)		$ 122,927
TOTAL INVESTMENTS — 100.04% (Cost $41,483,740)		$43,867,494
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (17,476)
TOTAL NET ASSETS — 100.00%		$43,850,018

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. Each Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 29, 2018

The following tables are a summary of the transactions for each underlying investment during the period ended March 29, 2018, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,452,976	$15,230,579	$ 376,484	$1,465,057	$ (30,417)	$(280,615)	$ 81,334	$13,861,391	14.10%
Great-West Core Bond Fund Institutional Class	708,265	7,490,682	192,358	708,433	(2,787)	(161,094)	45,623	6,813,513	6.93
Great-West Inflation-Protected Securities Fund Institutional Class	1,583,996	-	17,618,594	1,779,693	(14,926)	(93,984)	-	15,744,917	16.02
Great-West Loomis Sayles Bond Fund Institutional Class	606,520	6,430,855	72,528	700,968	(70,175)	32,312	-	5,834,727	5.94
Great-West Putnam High Yield Bond Institutional Class	544,056	5,757,545	55,179	559,956	(19,945)	(35,274)	-	5,217,494	5.31
Great-West Short Duration Bond Fund Institutional Class	487,671	5,229,830	119,521	551,796	(12,077)	(37,890)	26,930	4,759,665	4.84
Great-West Templeton Global Bond Fund Institutional Class	334,683	3,388,994	57,721	362,309	8,914	41,536	-	3,125,942	3.18
					(141,413)	(535,009)	153,887	55,357,649	56.32
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	20,931	270,390	11,136	32,986	7,193	(6,159)	-	242,381	0.25
Great-West Emerging Markets Equity Fund Institutional Class	93,279	-	1,067,452	135,475	1,433	(19,709)	-	912,268	0.93
Great-West International Growth Fund Institutional Class	71,938	785,742	34,422	92,444	10,140	(18,412)	-	709,308	0.72
Great-West International Index Fund Institutional Class	305,004	3,496,605	160,836	409,702	70,841	(81,796)	-	3,165,943	3.22
Great-West International Value Fund Institutional Class	152,891	1,918,717	80,823	205,454	38,587	(51,134)	-	1,742,952	1.77
Great-West Large Cap Growth Fund Institutional Class	241,597	2,995,622	113,497	506,455	28,532	76,651	-	2,679,315	2.73
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	41,221	377,335	14,669	40,925	4,208	(11,828)	-	339,251	0.34
Great-West Mid Cap Value Fund Institutional Class	99,882	1,076,694	33,102	121,684	(145)	(19,260)	-	968,852	0.99
Great-West Putnam Equity Income Fund Institutional Class	142,382	1,571,543	74,819	196,963	11,395	(35,545)	-	1,413,854	1.44
Great-West Real Estate Index Fund Institutional Class	102,953	942,764	52,389	79,629	(10,252)	(61,014)	-	854,510	0.87
Great-West S&P 500® Index Fund Institutional Class	495,887	6,125,335	305,063	769,013	151,647	(166,960)	-	5,494,425	5.59
Great-West S&P Mid Cap 400® Index Fund Institutional Class	238,728	2,630,144	85,483	327,354	4,662	(17,708)	-	2,370,565	2.41
Great-West S&P Small Cap 600® Index Fund Institutional Class	136,223	1,469,158	46,470	177,023	25,306	(14,517)	-	1,324,088	1.35
Great-West T. Rowe Price Equity Income Fund Institutional Class	162,223	1,569,815	78,240	208,910	(3,773)	(24,563)	-	1,414,582	1.44

March 29, 2018

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	128,351	$ 1,285,272	$ 25,281	$ 226,724	$ (17,386)	$ 71,334	$ -	$ 1,155,163	1.18%
					322,388	(380,620)	0	24,787,457	25.23
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	11,095,599	12,184,461	221,406	1,353,034	-	-	42,766	11,095,599	11.29
					0	0	42,766	11,095,599	11.29
				Total	$ 180,975	$(915,629)	$196,653	$91,240,705	92.84%
Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	65,620	$524,977	$170,691	$58,457	$ (1,021)	$(11,194)	$3,519	$ 626,017	15.15%
Great-West Core Bond Fund Institutional Class	31,847	256,927	84,111	28,220	(161)	(6,445)	1,964	306,373	7.41
Great-West Inflation-Protected Securities Fund Institutional Class	51,909	-	568,357	50,018	(600)	(2,360)	-	515,979	12.49
Great-West Loomis Sayles Bond Fund Institutional Class	26,946	217,384	67,944	24,140	244	(1,963)	-	259,225	6.27
Great-West Putnam High Yield Bond Institutional Class	22,934	184,427	58,051	20,339	(234)	(2,204)	-	219,935	5.32
Great-West Short Duration Bond Fund Institutional Class	16,309	133,440	42,339	15,154	(105)	(1,453)	860	159,172	3.85
Great-West Templeton Global Bond Fund Institutional Class	14,122	110,429	33,000	13,263	(40)	1,729	-	131,895	3.19
					(1,917)	(23,890)	6,343	2,218,596	53.68
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	999	9,702	3,466	1,373	155	(223)	-	11,572	0.28
Great-West Emerging Markets Equity Fund Institutional Class	5,071	-	57,310	6,691	22	(1,025)	-	49,594	1.20
Great-West International Growth Fund Institutional Class	3,648	30,179	11,150	3,992	743	(1,372)	-	35,965	0.87
Great-West International Index Fund Institutional Class	15,413	134,218	49,495	18,465	3,553	(5,262)	-	159,986	3.87
Great-West International Value Fund Institutional Class	7,725	73,878	26,408	9,519	1,660	(2,701)	-	88,066	2.13
Great-West Large Cap Growth Fund Institutional Class	11,775	109,440	38,422	16,979	3,644	(302)	-	130,581	3.16
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,109	14,546	5,548	2,617	(287)	(119)	-	17,358	0.42
Great-West Mid Cap Value Fund Institutional Class	4,815	39,185	14,544	6,279	(294)	(743)	-	46,707	1.13

March 29, 2018

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	6,826	$ 56,841	$ 20,931	$ 8,093	$ 364	$ (1,896)	$ -	$ 67,783	1.64%
Great-West Real Estate Index Fund Institutional Class	4,434	31,012	12,755	4,966	(581)	(2,001)	-	36,800	0.89
Great-West S&P 500® Index Fund Institutional Class	24,058	223,455	83,184	33,103	4,214	(6,976)	-	266,560	6.45
Great-West S&P Mid Cap 400® Index Fund Institutional Class	11,488	95,644	34,815	15,032	344	(1,352)	-	114,075	2.76
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,059	57,509	20,665	10,033	(147)	468	-	68,609	1.66
Great-West T. Rowe Price Equity Income Fund Institutional Class	7,773	56,831	21,273	8,634	(47)	(1,686)	-	67,784	1.64
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	6,199	46,767	15,525	7,972	489	1,474	-	55,794	1.35
					13,832	(23,716)	0	1,217,234	29.45
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	371,701	311,582	95,203	36,376	-	-	1,292	371,701	8.99
					0	0	1,292	371,701	8.99
				Total	$11,915	$(47,606)	$7,635	$3,807,531	92.12%
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,159,670	$33,481,570	$ 1,409,822	$4,150,395	$ (80,239)	$ (597,747)	$178,502	$ 30,143,250	15.59%
Great-West Core Bond Fund Institutional Class	1,538,722	16,449,962	719,607	2,016,960	(6,078)	(350,101)	99,963	14,802,508	7.65
Great-West Inflation-Protected Securities Fund Institutional Class	1,792,103	-	20,503,003	2,586,139	(19,170)	(103,355)	-	17,813,509	9.21
Great-West Loomis Sayles Bond Fund Institutional Class	1,286,340	13,757,527	423,313	1,885,372	(157,323)	79,125	-	12,374,593	6.40
Great-West Putnam High Yield Bond Institutional Class	1,049,614	11,194,246	322,769	1,396,967	(50,337)	(54,248)	-	10,065,800	5.21
Great-West Short Duration Bond Fund Institutional Class	581,287	6,306,271	262,373	853,514	(17,731)	(41,772)	32,330	5,673,358	2.93
Great-West Templeton Global Bond Fund Institutional Class	649,575	6,728,811	185,071	995,075	(47,026)	148,224	-	6,067,031	3.14
					(377,904)	(919,874)	310,795	96,940,049	50.13
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	53,162	688,260	28,911	81,563	23,020	(19,997)	-	615,611	0.32

March 29, 2018

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	301,037	$ -	$ 3,414,296	$ 405,041	$ 6,778	$ (65,119)	$ -	$ 2,944,136	1.52%
Great-West International Growth Fund Institutional Class	208,231	2,283,312	74,321	253,517	27,878	(50,959)	-	2,053,157	1.06
Great-West International Index Fund Institutional Class	877,195	10,120,998	306,955	1,118,029	179,210	(204,638)	-	9,105,286	4.71
Great-West International Value Fund Institutional Class	438,922	5,556,654	184,315	598,732	105,722	(138,533)	-	5,003,704	2.59
Great-West Large Cap Growth Fund Institutional Class	623,813	7,775,017	224,170	1,326,698	27,561	245,591	-	6,918,080	3.58
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	121,522	1,117,321	37,470	116,068	16,670	(38,597)	-	1,000,126	0.52
Great-West Mid Cap Value Fund Institutional Class	257,241	2,777,413	78,662	310,658	2,047	(50,178)	-	2,495,239	1.29
Great-West Putnam Equity Income Fund Institutional Class	365,934	4,044,532	140,932	467,897	23,967	(83,842)	-	3,633,725	1.88
Great-West Real Estate Index Fund Institutional Class	212,976	1,962,157	124,139	198,981	(29,353)	(119,615)	-	1,767,700	0.91
Great-West S&P 500® Index Fund Institutional Class	1,280,479	15,869,783	537,468	1,677,462	509,794	(542,078)	-	14,187,711	7.34
Great-West S&P Mid Cap 400® Index Fund Institutional Class	615,206	6,793,383	200,025	801,556	51,742	(82,858)	-	6,108,994	3.16
Great-West S&P Small Cap 600® Index Fund Institutional Class	405,445	4,380,080	117,860	521,439	68,096	(35,574)	-	3,940,927	2.04
Great-West T. Rowe Price Equity Income Fund Institutional Class	416,836	4,043,972	155,626	523,304	(29,003)	(41,485)	-	3,634,809	1.88
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	331,533	3,333,651	79,010	619,150	(50,438)	190,289	-	2,983,800	1.54
					933,691	(1,037,593)	0	66,393,005	34.34
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	13,223,593	14,698,631	505,384	2,031,240	-	-	50,818	13,223,593	6.84
					0	0	50,818	13,223,593	6.84
				Total	$ 555,787	$(1,957,467)	$361,613	$176,556,647	91.31%
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	78,259	$730,123	$130,098	$99,228	$ (1,181)	$(14,400)	$4,295	$ 746,593	15.04%
Great-West Core Bond Fund Institutional Class	38,055	358,018	65,249	49,230	(332)	(7,947)	2,401	366,090	7.38

March 29, 2018

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	30,583	$ -	$347,845	$42,336	$ (411)	$ (1,512)	$ -	$ 303,997	6.12%
Great-West Loomis Sayles Bond Fund Institutional Class	31,549	296,806	49,788	40,840	326	(2,254)	-	303,500	6.11
Great-West Putnam High Yield Bond Institutional Class	24,862	233,165	40,588	33,152	(306)	(2,175)	-	238,426	4.80
Great-West Short Duration Bond Fund Institutional Class	10,382	99,092	17,767	14,634	(128)	(893)	561	101,332	2.04
Great-West Templeton Global Bond Fund Institutional Class	15,477	141,316	21,439	20,745	(384)	2,541	-	144,551	2.91
					(2,416)	(26,640)	7,257	2,204,489	44.40
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,630	18,455	3,107	2,415	283	(272)	-	18,875	0.38
Great-West Emerging Markets Equity Fund Institutional Class	10,208	-	116,642	14,877	67	(1,928)	-	99,837	2.01
Great-West International Growth Fund Institutional Class	6,600	63,642	11,422	7,701	1,439	(2,290)	-	65,073	1.31
Great-West International Index Fund Institutional Class	27,899	283,206	48,143	33,650	6,427	(8,101)	-	289,598	5.83
Great-West International Value Fund Institutional Class	13,987	155,942	25,404	17,345	3,180	(4,542)	-	159,459	3.21
Great-West Large Cap Growth Fund Institutional Class	18,990	205,902	32,780	29,237	5,784	1,151	-	210,596	4.24
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,923	31,566	5,442	4,457	(470)	(266)	-	32,285	0.65
Great-West Mid Cap Value Fund Institutional Class	7,732	73,343	12,492	9,681	(358)	(1,150)	-	75,004	1.51
Great-West Putnam Equity Income Fund Institutional Class	11,005	106,849	19,404	14,128	891	(2,849)	-	109,276	2.20
Great-West Real Estate Index Fund Institutional Class	5,566	45,185	9,316	5,280	(532)	(3,021)	-	46,200	0.93
Great-West S&P 500® Index Fund Institutional Class	38,777	420,093	75,036	56,414	6,842	(9,070)	-	429,645	8.66
Great-West S&P Mid Cap 400® Index Fund Institutional Class	18,558	180,181	29,623	23,863	465	(1,662)	-	184,279	3.71
Great-West S&P Small Cap 600® Index Fund Institutional Class	13,031	123,838	19,097	17,282	(155)	1,007	-	126,660	2.55
Great-West T. Rowe Price Equity Income Fund Institutional Class	12,532	106,849	19,313	14,504	111	(2,382)	-	109,276	2.20
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	10,044	88,390	12,548	13,687	600	3,148	-	90,399	1.82
					24,574	(32,227)	0	2,046,462	41.21
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	236,461	231,226	39,397	35,018	-	-	856	236,461	4.76
					0	0	856	236,461	4.76
				Total	$22,158	$(58,867)	$8,113	$4,487,412	90.37%

March 29, 2018

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,353,435	$23,966,393	$1,750,887	$2,874,389	$(104,958)	$ (391,119)	$133,525	$ 22,451,772	13.18%
Great-West Core Bond Fund Institutional Class	1,145,120	11,764,376	871,165	1,389,060	(32,235)	(230,426)	74,726	11,016,055	6.47
Great-West Inflation-Protected Securities Fund Institutional Class	583,757	-	6,592,755	757,600	(6,208)	(32,616)	-	5,802,539	3.41
Great-West Loomis Sayles Bond Fund Institutional Class	942,065	9,684,650	537,541	1,188,516	(88,988)	28,994	-	9,062,669	5.32
Great-West Putnam High Yield Bond Institutional Class	718,746	7,368,399	401,461	814,088	(11,987)	(62,999)	-	6,892,773	4.04
Great-West Short Duration Bond Fund Institutional Class	215,083	2,242,939	155,398	280,912	(3,845)	(18,214)	12,015	2,099,211	1.23
Great-West Templeton Global Bond Fund Institutional Class	451,897	4,488,103	229,488	597,271	(33,730)	100,396	-	4,220,716	2.48
					(281,951)	(605,984)	220,266	61,545,735	36.13
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	66,035	820,161	37,587	75,341	19,342	(17,724)	-	764,683	0.45
Great-West Emerging Markets Equity Fund Institutional Class	464,003	-	5,134,023	495,794	6,625	(100,275)	-	4,537,954	2.66
Great-West International Growth Fund Institutional Class	287,305	3,030,187	142,783	295,346	7,478	(44,799)	-	2,832,825	1.66
Great-West International Index Fund Institutional Class	1,210,210	13,424,932	611,355	1,333,419	76,211	(140,891)	-	12,561,977	7.37
Great-West International Value Fund Institutional Class	607,267	7,389,357	325,283	629,740	106,270	(162,050)	-	6,922,850	4.06
Great-West Large Cap Growth Fund Institutional Class	771,434	9,219,166	361,284	1,316,701	22,242	291,452	-	8,555,201	5.02
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	171,384	1,517,788	67,035	132,630	9,334	(41,702)	-	1,410,491	0.83
Great-West Mid Cap Value Fund Institutional Class	316,085	3,291,616	123,297	285,705	(62)	(63,180)	-	3,066,028	1.80
Great-West Putnam Equity Income Fund Institutional Class	450,851	4,797,926	217,738	444,625	10,918	(94,084)	-	4,476,955	2.63
Great-West Real Estate Index Fund Institutional Class	196,117	1,734,667	170,388	172,845	(27,693)	(104,442)	-	1,627,768	0.96
Great-West S&P 500® Index Fund Institutional Class	1,582,758	18,816,570	836,547	1,546,358	489,742	(569,802)	-	17,536,957	10.29
Great-West S&P Mid Cap 400® Index Fund Institutional Class	757,693	8,064,381	281,548	735,849	37,633	(86,185)	-	7,523,895	4.42
Great-West S&P Small Cap 600® Index Fund Institutional Class	568,917	5,929,752	213,650	609,400	44,303	(4,127)	-	5,529,875	3.25
Great-West T. Rowe Price Equity Income Fund Institutional Class	513,553	4,803,477	225,948	486,450	(32,199)	(64,794)	-	4,478,181	2.63
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	410,009	3,966,094	106,779	597,055	(48,496)	214,263	-	3,690,081	2.17
					721,648	(988,340)	0	85,515,721	50.20

March 29, 2018

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,915,174	$ 5,251,510	$ 321,692	$ 676,840	$ -	$ -	$ 18,812	$ 4,915,174	2.88%
					0	0	18,812	4,915,174	2.88
				Total	$ 439,697	$(1,594,324)	$239,078	$151,976,630	89.21%
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	32,568	$271,621	$ 61,564	$16,847	$ (71)	$ (5,643)	$1,729	$ 310,695	10.44%
Great-West Core Bond Fund Institutional Class	15,854	133,333	30,636	8,315	20	(3,138)	968	152,516	5.12
Great-West Inflation-Protected Securities Fund Institutional Class	4,315	-	43,946	843	(8)	(209)	-	42,894	1.44
Great-West Loomis Sayles Bond Fund Institutional Class	12,974	109,089	23,531	6,942	130	(868)	-	124,810	4.19
Great-West Putnam High Yield Bond Institutional Class	9,660	80,939	17,769	5,121	29	(949)	-	92,638	3.11
Great-West Short Duration Bond Fund Institutional Class	1,892	16,127	3,619	1,107	(4)	(171)	99	18,468	0.62
Great-West Templeton Global Bond Fund Institutional Class	6,124	49,785	10,257	3,538	88	690	-	57,194	1.92
					184	(10,288)	2,796	799,215	26.84
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,337	13,497	2,905	750	98	(164)	-	15,488	0.52
Great-West Emerging Markets Equity Fund Institutional Class	10,476	-	105,735	1,290	15	(1,986)	-	102,459	3.44
Great-West International Growth Fund Institutional Class	6,133	52,925	11,910	2,916	573	(1,452)	-	60,467	2.03
Great-West International Index Fund Institutional Class	25,913	235,135	51,788	13,186	2,597	(4,762)	-	268,975	9.04
Great-West International Value Fund Institutional Class	12,987	129,525	27,784	6,656	1,312	(2,606)	-	148,047	4.97
Great-West Large Cap Growth Fund Institutional Class	15,738	151,912	28,926	8,847	1,968	2,544	-	174,535	5.86
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,691	26,445	6,259	1,854	(194)	(470)	-	30,380	1.02
Great-West Mid Cap Value Fund Institutional Class	6,418	54,382	12,601	3,570	(25)	(1,162)	-	62,251	2.09
Great-West Putnam Equity Income Fund Institutional Class	9,148	79,205	17,938	4,128	325	(2,170)	-	90,845	3.05
Great-West Real Estate Index Fund Institutional Class	3,482	25,453	7,071	1,840	(86)	(1,787)	-	28,897	0.97

March 29, 2018

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	32,258	$311,325	$ 67,761	$16,261	$ 2,352	$ (5,410)	$ -	$ 357,415	12.01%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	15,387	133,158	29,479	8,355	422	(1,486)	-	152,796	5.13
Great-West S&P Small Cap 600® Index Fund Institutional Class	12,288	104,016	22,732	7,916	35	604	-	119,436	4.01
Great-West T. Rowe Price Equity Income Fund Institutional Class	10,418	79,193	18,212	4,374	98	(2,186)	-	90,845	3.05
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	8,340	65,408	11,767	4,436	330	2,319	-	75,058	2.52
					9,820	(20,174)	0	1,777,894	59.71
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	42,898	37,438	7,943	2,627	-	-	144	42,898	1.44
					0	0	144	42,898	1.44
				Total	$10,004	$(30,462)	$2,940	$2,620,007	87.99%
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	906,319	$ 9,104,317	$ 694,858	$1,005,660	$ (43,060)	$ (147,228)	$50,680	$ 8,646,287	8.12%
Great-West Core Bond Fund Institutional Class	440,187	4,467,001	348,257	490,792	(10,554)	(89,862)	28,346	4,234,604	3.98
Great-West Inflation-Protected Securities Fund Institutional Class	30,234	-	339,008	36,782	(331)	(1,703)	-	300,523	0.28
Great-West Loomis Sayles Bond Fund Institutional Class	357,991	3,639,604	214,767	403,861	(16,156)	(6,639)	-	3,443,871	3.24
Great-West Putnam High Yield Bond Institutional Class	260,232	2,642,173	148,767	271,299	(3,158)	(24,018)	-	2,495,623	2.34
Great-West Short Duration Bond Fund Institutional Class	26,377	271,991	20,281	32,572	(418)	(2,262)	1,456	257,438	0.24
Great-West Templeton Global Bond Fund Institutional Class	167,085	1,632,948	90,803	198,902	(11,404)	35,728	-	1,560,577	1.47
					(85,081)	(235,984)	80,482	20,938,923	19.67
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	51,982	645,575	25,397	55,894	14,323	(13,121)	-	601,957	0.57
Great-West Emerging Markets Equity Fund Institutional Class	449,950	-	4,993,806	497,303	4,287	(95,994)	-	4,400,509	4.13
Great-West International Growth Fund Institutional Class	254,200	2,655,744	108,068	225,550	(1,616)	(31,850)	-	2,506,412	2.36
Great-West International Index Fund Institutional Class	1,074,958	11,806,872	477,477	1,001,502	66,149	(124,785)	-	11,158,062	10.48

March 29, 2018

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	540,355	$ 6,489,988	$ 265,097	$ 464,430	$ 79,246	$ (130,612)	$ -	$ 6,160,043	5.79%
Great-West Large Cap Growth Fund Institutional Class	604,738	7,240,529	194,600	955,310	19,569	226,726	-	6,706,545	6.30
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	151,277	1,334,114	70,232	127,093	2,924	(32,242)	-	1,245,011	1.17
Great-West Mid Cap Value Fund Institutional Class	251,374	2,596,318	108,290	215,595	(621)	(50,687)	-	2,438,326	2.29
Great-West Putnam Equity Income Fund Institutional Class	355,868	3,774,117	158,977	329,245	3,997	(70,077)	-	3,533,772	3.32
Great-West Real Estate Index Fund Institutional Class	128,992	1,124,802	112,816	95,789	(16,200)	(71,195)	-	1,070,634	1.01
Great-West S&P 500® Index Fund Institutional Class	1,246,340	14,832,088	569,548	1,162,202	364,911	(429,987)	-	13,809,447	12.98
Great-West S&P Mid Cap 400® Index Fund Institutional Class	598,506	6,346,140	238,449	561,709	38,864	(79,715)	-	5,943,165	5.58
Great-West S&P Small Cap 600® Index Fund Institutional Class	505,221	5,257,030	198,139	554,264	24,552	9,843	-	4,910,748	4.61
Great-West T. Rowe Price Equity Income Fund Institutional Class	405,819	3,773,916	168,842	359,094	(32,042)	(44,925)	-	3,538,739	3.33
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	322,625	3,116,303	51,295	426,128	(32,144)	162,155	-	2,903,625	2.73
					536,199	(776,466)	0	70,926,995	66.65
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	611,086	645,843	42,247	79,329	-	-	2,325	611,086	0.58
					0	0	2,325	611,086	0.58
				Total	$451,118	$(1,012,450)	$82,807	$92,477,004	86.90%
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	11,139	$ 91,830	$28,737	$12,419	$ (240)	$ (1,883)	$ 630	$ 106,265	6.66%
Great-West Core Bond Fund Institutional Class	5,431	45,158	14,126	5,970	(91)	(1,065)	353	52,249	3.28
Great-West Loomis Sayles Bond Fund Institutional Class	4,405	36,619	10,630	4,579	(5)	(295)	-	42,375	2.66
Great-West Putnam High Yield Bond Institutional Class	3,189	26,431	7,560	3,102	(48)	(307)	-	30,582	1.92
Great-West Short Duration Bond Fund Institutional Class	212	1,789	560	261	(4)	(17)	12	2,071	0.13
Great-West Templeton Global Bond Fund Institutional Class	2,115	17,056	4,755	2,357	(41)	299	-	19,753	1.24
					(429)	(3,268)	995	253,295	15.89

March 29, 2018

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	798	$ 7,979	$ 1,961	$ 563	$ 56	$ (132)	$ -	$ 9,245	0.58%
Great-West Emerging Markets Equity Fund Institutional Class	7,673	-	82,356	5,602	(12)	(1,715)	-	75,039	4.71
Great-West International Growth Fund Institutional Class	4,057	34,563	8,949	2,351	368	(1,155)	-	40,006	2.51
Great-West International Index Fund Institutional Class	17,154	153,775	39,149	10,720	1,806	(4,144)	-	178,060	11.17
Great-West International Value Fund Institutional Class	8,588	84,545	21,245	5,739	869	(2,149)	-	97,902	6.14
Great-West Large Cap Growth Fund Institutional Class	9,402	89,671	20,278	6,873	1,236	1,193	-	104,269	6.54
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,461	17,467	4,535	1,349	(139)	(402)	-	20,251	1.27
Great-West Mid Cap Value Fund Institutional Class	3,830	32,068	8,443	2,586	(121)	(775)	-	37,150	2.33
Great-West Putnam Equity Income Fund Institutional Class	5,443	46,641	12,122	3,241	111	(1,471)	-	54,051	3.39
Great-West Real Estate Index Fund Institutional Class	1,950	13,920	4,363	1,096	(142)	(1,005)	-	16,182	1.02
Great-West S&P 500® Index Fund Institutional Class	19,199	183,501	45,186	12,048	1,133	(3,920)	-	212,719	13.34
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,157	78,418	19,580	5,973	61	(1,093)	-	90,932	5.71
Great-West S&P Small Cap 600® Index Fund Institutional Class	8,184	68,640	17,107	6,365	30	164	-	79,546	4.99
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,198	46,641	11,990	3,095	(70)	(1,486)	-	54,050	3.39
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,942	38,384	8,257	3,510	157	1,350	-	44,481	2.79
					5,343	(16,740)	0	1,113,883	69.88
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,938	4,267	1,285	631	-	-	17	4,938	0.31
					0	0	17	4,938	0.31
				Total	$4,914	$(20,008)	$1,012	$1,372,116	86.08%
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	273,054	$2,629,204	$ 379,899	$359,961	$ (10,514)	$ (44,208)	$15,236	$ 2,604,934	5.94%

March 29, 2018

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West Core Bond Fund Institutional Class	133,013	$1,292,423	$ 185,638	$171,414	$ (2,167)	$ (27,057)	$ 8,535	$ 1,279,590	2.92%
Great-West Loomis Sayles Bond Fund Institutional Class	107,818	1,048,071	128,651	135,808	(3,038)	(3,704)	-	1,037,210	2.37
Great-West Putnam High Yield Bond Institutional Class	77,721	754,869	91,974	89,753	3,746	(11,749)	-	745,341	1.70
Great-West Short Duration Bond Fund Institutional Class	5,403	53,276	7,256	7,356	(92)	(444)	297	52,732	0.12
Great-West Templeton Global Bond Fund Institutional Class	55,092	519,024	58,393	69,747	880	6,888	-	514,558	1.17
					(11,185)	(80,274)	24,068	6,234,365	14.22
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	21,559	252,880	23,342	21,677	4,798	(4,887)	-	249,658	0.57
Great-West Emerging Markets Equity Fund Institutional Class	229,749	-	2,493,200	198,739	(81)	(47,515)	-	2,246,946	5.12
Great-West International Growth Fund Institutional Class	116,637	1,163,974	86,532	81,553	2,364	(18,910)	-	1,150,043	2.62
Great-West International Index Fund Institutional Class	492,021	5,164,723	388,360	381,126	30,819	(64,776)	-	5,107,181	11.65
Great-West International Value Fund Institutional Class	246,900	2,843,061	210,306	183,213	30,048	(55,489)	-	2,814,665	6.42
Great-West Large Cap Growth Fund Institutional Class	254,144	2,856,652	227,932	355,882	2,325	89,760	-	2,818,462	6.43
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	70,784	589,861	61,307	57,314	(2,490)	(11,305)	-	582,549	1.33
Great-West Mid Cap Value Fund Institutional Class	103,965	1,020,859	94,277	85,390	(69)	(21,285)	-	1,008,461	2.30
Great-West Putnam Equity Income Fund Institutional Class	147,851	1,486,395	143,613	128,714	4,266	(33,129)	-	1,468,165	3.35
Great-West Real Estate Index Fund Institutional Class	54,624	457,999	67,981	45,537	(8,113)	(27,063)	-	453,380	1.03
Great-West S&P 500® Index Fund Institutional Class	518,601	5,820,407	533,137	479,650	90,620	(127,798)	-	5,746,096	13.10
Great-West S&P Mid Cap 400® Index Fund Institutional Class	248,511	2,497,851	221,315	233,827	(1,512)	(17,628)	-	2,467,711	5.63
Great-West S&P Small Cap 600® Index Fund Institutional Class	234,856	2,311,131	193,553	199,499	35,178	(22,388)	-	2,282,797	5.21
Great-West T. Rowe Price Equity Income Fund Institutional Class	168,396	1,486,367	149,796	135,668	(1,207)	(32,079)	-	1,468,416	3.35
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	134,321	1,224,627	86,634	165,197	(13,288)	62,823	-	1,208,887	2.76
					173,658	(331,669)	0	31,073,417	70.87
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	122,927	124,299	15,567	17,393	-	-	454	122,927	0.28
					0	0	454	122,927	0.28
				Total	$162,473	$(411,943)	$24,522	$37,430,709	85.37%

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,160,382	Great-West Core Bond Fund Institutional Class(a)	$ 49,642,874
3,394,028	Great-West Inflation-Protected Securities Fund Institutional Class(a)	33,736,635
7,066,685	Great-West Loomis Sayles Bond Fund Institutional Class(a)	67,981,512
3,858,432	Great-West Putnam High Yield Bond Institutional Class(a)	37,002,365
4,505,024	Great-West Short Duration Bond Fund Institutional Class(a)	43,969,034
7,296,143	Great-West Templeton Global Bond Fund Institutional Class(a)	68,145,979
5,305,491	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	49,712,450

TOTAL BOND MUTUAL FUNDS — 47.56% (Cost $354,074,814)		$350,190,849
EQUITY MUTUAL FUNDS
1,285,473	Great-West Emerging Markets Equity Fund Institutional Class(a)	12,571,923
1,286,183	Great-West International Growth Fund Institutional Class(a)	12,681,766
2,581,260	Great-West International Value Fund Institutional Class(a)	29,426,365
680,843	Great-West Invesco Small Cap Value Fund Institutional Class(a)	6,651,838
1,984,364	Great-West Large Cap Growth Fund Institutional Class(a)	22,006,599
807,241	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	6,643,588
Shares		Fair Value
Equity Mutual Funds — (continued)
2,700,125	Great-West Mid Cap Value Fund Institutional Class(a)	$ 26,191,212
2,587,213	Great-West Putnam Equity Income Fund Institutional Class(a)	25,691,022
4,502,061	Great-West Real Estate Index Fund Institutional Class(a)	37,367,107
431,521	Great-West Small Cap Growth Fund Institutional Class(a)	5,273,186
2,948,488	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	25,710,815
1,169,012	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,521,111

TOTAL EQUITY MUTUAL FUNDS — 29.98% (Cost $216,193,023)		$220,736,532
Account Balance
FIXED INTEREST CONTRACT
165,666,679 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	165,666,679

TOTAL FIXED INTEREST CONTRACT — 22.50% (Cost $165,666,679)		$165,666,679
TOTAL INVESTMENTS — 100.04% (Cost $735,934,516)		$736,594,060
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (286,922)
TOTAL NET ASSETS — 100.00%		$736,307,138

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,213,276	Great-West Core Bond Fund Institutional Class(a)	$ 21,291,715
1,455,371	Great-West Inflation-Protected Securities Fund Institutional Class(a)	14,466,387
3,028,260	Great-West Loomis Sayles Bond Fund Institutional Class(a)	29,131,861
1,654,484	Great-West Putnam High Yield Bond Institutional Class(a)	15,866,498
159,472	Great-West Short Duration Bond Fund Institutional Class(a)	1,556,453
3,126,884	Great-West Templeton Global Bond Fund Institutional Class(a)	29,205,095
2,274,277	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	21,309,973

TOTAL BOND MUTUAL FUNDS — 33.12% (Cost $133,344,289)		$132,827,982
EQUITY MUTUAL FUNDS
1,133,057	Great-West Emerging Markets Equity Fund Institutional Class(a)	11,081,294
1,134,747	Great-West International Growth Fund Institutional Class(a)	11,188,604
2,275,671	Great-West International Value Fund Institutional Class(a)	25,942,652
599,960	Great-West Invesco Small Cap Value Fund Institutional Class(a)	5,861,614
1,749,258	Great-West Large Cap Growth Fund Institutional Class(a)	19,399,270
712,997	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	5,867,967
Shares		Fair Value
Equity Mutual Funds — (continued)
2,382,940	Great-West Mid Cap Value Fund Institutional Class(a)	$ 23,114,514
2,283,260	Great-West Putnam Equity Income Fund Institutional Class(a)	22,672,774
2,207,725	Great-West Real Estate Index Fund Institutional Class(a)	18,324,117
380,050	Great-West Small Cap Growth Fund Institutional Class(a)	4,644,206
2,603,197	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	22,699,882
1,031,476	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,283,283

TOTAL EQUITY MUTUAL FUNDS — 44.90% (Cost $174,696,227)		$180,080,177
Account Balance
FIXED INTEREST CONTRACT
88,321,196 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	88,321,196

TOTAL FIXED INTEREST CONTRACT — 22.02% (Cost $88,321,196)		$ 88,321,196
TOTAL INVESTMENTS — 100.04% (Cost $396,361,712)		$401,229,355
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (151,745)
TOTAL NET ASSETS — 100.00%		$401,077,610

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,343,291	Great-West Core Bond Fund Institutional Class(a)	$ 61,022,457
4,173,532	Great-West Inflation-Protected Securities Fund Institutional Class(a)	41,484,911
8,685,096	Great-West Loomis Sayles Bond Fund Institutional Class(a)	83,550,625
4,743,331	Great-West Putnam High Yield Bond Institutional Class(a)	45,488,541
443,259	Great-West Short Duration Bond Fund Institutional Class(a)	4,326,204
8,965,004	Great-West Templeton Global Bond Fund Institutional Class(a)	83,733,140
6,521,493	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	61,106,391

TOTAL BOND MUTUAL FUNDS — 24.15% (Cost $387,709,900)		$ 380,712,269
EQUITY MUTUAL FUNDS
6,154,942	Great-West Emerging Markets Equity Fund Institutional Class(a)	60,195,338
6,171,444	Great-West International Growth Fund Institutional Class(a)	60,850,436
12,397,484	Great-West International Value Fund Institutional Class(a)	141,331,313
3,261,460	Great-West Invesco Small Cap Value Fund Institutional Class(a)	31,864,465
9,474,824	Great-West Large Cap Growth Fund Institutional Class(a)	105,075,795
3,865,088	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	31,809,672
Shares		Fair Value
Equity Mutual Funds — (continued)
12,950,358	Great-West Mid Cap Value Fund Institutional Class(a)	$ 125,618,476
12,400,015	Great-West Putnam Equity Income Fund Institutional Class(a)	123,132,151
7,731,983	Great-West Real Estate Index Fund Institutional Class(a)	64,175,462
2,067,054	Great-West Small Cap Growth Fund Institutional Class(a)	25,259,403
14,135,835	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	123,264,478
5,604,838	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	50,443,540

TOTAL EQUITY MUTUAL FUNDS — 59.81% (Cost $919,283,607)		$ 943,020,529
Account Balance
FIXED INTEREST CONTRACT
253,369,996 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	253,369,996

TOTAL FIXED INTEREST CONTRACT — 16.07% (Cost $253,369,996)		$ 253,369,996
TOTAL INVESTMENTS — 100.03% (Cost $1,560,363,503)		$1,577,102,794
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (541,347)
TOTAL NET ASSETS — 100.00%		$1,576,561,447

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,024,064	Great-West Core Bond Fund Institutional Class(a)	$ 19,471,496
1,331,201	Great-West Inflation-Protected Securities Fund Institutional Class(a)	13,232,142
2,771,638	Great-West Loomis Sayles Bond Fund Institutional Class(a)	26,663,153
1,513,280	Great-West Putnam High Yield Bond Institutional Class(a)	14,512,356
1,532,231	Great-West Short Duration Bond Fund Institutional Class(a)	14,954,576
2,862,361	Great-West Templeton Global Bond Fund Institutional Class(a)	26,734,453
2,080,973	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	19,498,717

TOTAL BOND MUTUAL FUNDS — 18.20% (Cost $136,768,170)		$135,066,893
EQUITY MUTUAL FUNDS
3,589,830	Great-West Emerging Markets Equity Fund Institutional Class(a)	35,108,537
3,614,858	Great-West International Growth Fund Institutional Class(a)	35,642,504
7,267,575	Great-West International Value Fund Institutional Class(a)	82,850,349
1,904,372	Great-West Invesco Small Cap Value Fund Institutional Class(a)	18,605,718
5,520,539	Great-West Large Cap Growth Fund Institutional Class(a)	61,222,777
2,253,663	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	18,547,643
Shares		Fair Value
Equity Mutual Funds — (continued)
7,568,802	Great-West Mid Cap Value Fund Institutional Class(a)	$ 73,417,383
7,242,638	Great-West Putnam Equity Income Fund Institutional Class(a)	71,919,397
3,195,423	Great-West Real Estate Index Fund Institutional Class(a)	26,522,009
1,204,026	Great-West Small Cap Growth Fund Institutional Class(a)	14,713,191
8,256,591	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	71,997,474
3,271,371	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	29,442,339

TOTAL EQUITY MUTUAL FUNDS — 72.77% (Cost $521,266,087)		$539,989,321
Account Balance
FIXED INTEREST CONTRACT
67,271,792 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	67,271,792

TOTAL FIXED INTEREST CONTRACT — 9.06% (Cost $67,271,792)		$ 67,271,792
TOTAL INVESTMENTS — 100.03% (Cost $725,306,049)		$742,328,006
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (259,047)
TOTAL NET ASSETS — 100.00%		$742,068,959

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,333,145	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 52,158,156
5,348,054	Great-West International Growth Fund Institutional Class(a)	52,731,818
10,726,304	Great-West International Value Fund Institutional Class(a)	122,279,866
2,820,983	Great-West Invesco Small Cap Value Fund Institutional Class(a)	27,561,005
8,197,645	Great-West Large Cap Growth Fund Institutional Class(a)	90,911,882
3,344,659	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	27,526,541
11,221,633	Great-West Mid Cap Value Fund Institutional Class(a)	108,849,845
10,756,137	Great-West Putnam Equity Income Fund Institutional Class(a)	106,808,440
2,890,780	Great-West Real Estate Index Fund Institutional Class(a)	23,993,471
Shares		Fair Value
Equity Mutual Funds — (continued)
1,785,497	Great-West Small Cap Growth Fund Institutional Class(a)	$ 21,818,775
12,257,579	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	106,886,089
4,857,370	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	43,716,330

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $762,855,500)		$785,242,218
TOTAL INVESTMENTS — 100.04% (Cost $762,855,500)		$785,242,218
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (284,380)
TOTAL NET ASSETS — 100.00%		$784,957,838

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 29, 2018

The following tables are a summary of the transactions for each underlying investment during the period ended March 29, 2018, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,160,382	$ 57,401,632	$ 2,317,539	$8,950,717	$ 1,913	$(1,125,580)	$ 330,155	$ 49,642,874	6.74%
Great-West Inflation-Protected Securities Fund Institutional Class	3,394,028	-	34,521,176	589,422	(3,538)	(195,119)	-	33,736,635	4.58
Great-West Loomis Sayles Bond Fund Institutional Class	7,066,685	74,908,952	2,303,526	9,520,815	(676,044)	289,849	-	67,981,512	9.23
Great-West Putnam High Yield Bond Institutional Class	3,858,432	38,302,249	1,323,691	2,309,380	(54,014)	(314,195)	-	37,002,365	5.03
Great-West Short Duration Bond Fund Institutional Class	4,505,024	46,979,224	1,621,830	4,293,306	(106,610)	(338,714)	247,293	43,969,034	5.97
Great-West Templeton Global Bond Fund Institutional Class	7,296,143	70,849,839	2,489,095	7,056,254	(768,682)	1,863,299	-	68,145,979	9.26
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,305,491	57,374,750	2,202,538	9,210,914	(233,171)	(653,924)	333,222	49,712,450	6.75
					(1,840,146)	(474,384)	910,670	350,190,849	47.56
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,285,473	-	13,597,378	767,666	10,288	(257,789)	-	12,571,923	1.71
Great-West International Growth Fund Institutional Class	1,286,183	14,413,816	1,049,823	2,505,455	167,027	(276,418)	-	12,681,766	1.72
Great-West International Value Fund Institutional Class	2,581,260	35,890,051	2,322,530	7,102,684	1,626,281	(1,683,532)	-	29,426,365	4.00
Great-West Invesco Small Cap Value Fund Institutional Class	680,843	4,880,905	2,341,529	447,187	48,905	(123,409)	-	6,651,838	0.90
Great-West Large Cap Growth Fund Institutional Class	1,984,364	22,614,342	1,499,197	2,790,489	59,998	683,549	-	22,006,599	2.99
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	807,241	4,893,174	2,314,099	415,384	(22,885)	(148,301)	-	6,643,588	0.90
Great-West Mid Cap Value Fund Institutional Class	2,700,125	30,655,026	2,058,619	5,848,621	254,767	(673,812)	-	26,191,212	3.56
Great-West Putnam Equity Income Fund Institutional Class	2,587,213	28,342,774	2,164,413	4,166,033	218,026	(650,132)	-	25,691,022	3.49
Great-West Real Estate Index Fund Institutional Class	4,502,061	36,676,835	4,706,349	1,522,933	(240,148)	(2,493,144)	-	37,367,107	5.07
Great-West Small Cap Growth Fund Institutional Class	431,521	3,945,275	1,632,524	394,321	128,021	89,708	-	5,273,186	0.72
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,948,488	28,282,517	2,254,643	4,642,911	(316,738)	(183,434)	-	25,710,815	3.49
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,169,012	8,751,659	2,215,247	917,435	(80,269)	471,640	-	10,521,111	1.43
					1,853,273	(5,245,074)	0	220,736,532	29.98

March 29, 2018

Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	165,666,679	$163,928,872	$ 5,026,679	$3,889,363	$ -	$ -	$ 600,491	$165,666,679	22.50%
					0	0	600,491	165,666,679	22.50
				Total	$ 13,127	$(5,719,458)	$1,511,161	$736,594,060	100.04%
Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,213,276	$24,171,271	$ 1,554,837	$4,027,461	$ (76,596)	$ (406,932)	$141,886	$ 21,291,715	5.31%
Great-West Inflation-Protected Securities Fund Institutional Class	1,455,371	-	15,011,348	463,384	(4,109)	(81,577)	-	14,466,387	3.61
Great-West Loomis Sayles Bond Fund Institutional Class	3,028,260	31,513,761	1,643,326	3,941,139	(87,353)	(84,087)	-	29,131,861	7.26
Great-West Putnam High Yield Bond Institutional Class	1,654,484	16,132,665	902,186	1,004,836	1,214	(163,517)	-	15,866,498	3.96
Great-West Short Duration Bond Fund Institutional Class	159,472	2,963,914	111,688	1,519,046	(15,686)	(103)	8,768	1,556,453	0.39
Great-West Templeton Global Bond Fund Institutional Class	3,126,884	29,797,568	1,651,756	2,910,964	(206,081)	666,735	-	29,205,095	7.28
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,274,277	24,163,832	1,525,144	4,188,160	(191,112)	(190,843)	143,138	21,309,973	5.31
					(579,723)	(260,324)	293,792	132,827,982	33.12
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,133,057	-	11,726,897	404,146	5,074	(241,457)	-	11,081,294	2.76
Great-West International Growth Fund Institutional Class	1,134,747	12,450,783	929,191	1,873,657	205,447	(317,713)	-	11,188,604	2.79
Great-West International Value Fund Institutional Class	2,275,671	31,122,167	1,992,926	5,791,992	1,297,791	(1,380,449)	-	25,942,652	6.47
Great-West Invesco Small Cap Value Fund Institutional Class	599,960	4,189,911	2,005,223	231,153	28,840	(102,367)	-	5,861,614	1.46
Great-West Large Cap Growth Fund Institutional Class	1,749,258	19,563,996	904,327	1,656,491	32,779	587,438	-	19,399,270	4.84
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	712,997	4,196,686	1,991,697	172,760	(12,977)	(147,656)	-	5,867,967	1.46
Great-West Mid Cap Value Fund Institutional Class	2,382,940	26,444,335	1,718,105	4,370,760	272,521	(677,166)	-	23,114,514	5.76
Great-West Putnam Equity Income Fund Institutional Class	2,283,260	24,517,004	1,729,786	3,040,494	118,321	(533,522)	-	22,672,774	5.65
Great-West Real Estate Index Fund Institutional Class	2,207,725	17,692,361	2,521,852	613,006	(67,624)	(1,277,090)	-	18,324,117	4.57
Great-West Small Cap Growth Fund Institutional Class	380,050	3,389,978	1,394,633	246,349	80,521	105,944	-	4,644,206	1.16

March 29, 2018

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,603,197	$24,505,313	$ 1,911,433	$3,364,737	$ (121,207)	$ (352,127)	$ -	$ 22,699,882	5.66%
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,031,476	7,559,913	1,862,279	516,314	(44,630)	377,405	-	9,283,283	2.32
					1,794,856	(3,958,760)	0	180,080,177	44.90
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	88,321,196	85,761,781	5,397,990	3,159,300	-	-	320,725	88,321,196	22.02
					0	0	320,725	88,321,196	22.02
				Total	$1,215,133	$(4,219,084)	$614,517	$401,229,355	100.04%
Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	6,343,291	$ 71,241,338	$ 2,705,491	$11,586,709	$ (70,334)	$ (1,337,663)	$ 406,599	$ 61,022,457	3.87%
Great-West Inflation-Protected Securities Fund Institutional Class	4,173,532	-	43,211,055	1,484,620	(13,498)	(241,524)	-	41,484,911	2.63
Great-West Loomis Sayles Bond Fund Institutional Class	8,685,096	92,768,079	2,711,315	12,132,563	(699,438)	203,794	-	83,550,625	5.30
Great-West Putnam High Yield Bond Institutional Class	4,743,331	47,487,845	1,542,466	3,170,397	(95,847)	(371,373)	-	45,488,541	2.89
Great-West Short Duration Bond Fund Institutional Class	443,259	8,705,283	188,642	4,572,880	(49,407)	5,159	24,376	4,326,204	0.27
Great-West Templeton Global Bond Fund Institutional Class	8,965,004	88,263,842	2,697,507	9,766,318	(1,190,578)	2,538,109	-	83,733,140	5.31
Great-West U.S. Government Mortgage Securities Fund Institutional Class	6,521,493	71,234,615	2,635,582	12,047,423	(400,195)	(716,383)	410,375	61,106,391	3.88
					(2,519,297)	80,119	841,350	380,712,269	24.15
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	6,154,942	-	63,698,277	2,190,059	30,936	(1,312,880)	-	60,195,338	3.82
Great-West International Growth Fund Institutional Class	6,171,444	69,682,925	2,805,626	10,784,592	256,004	(853,523)	-	60,850,436	3.86
Great-West International Value Fund Institutional Class	12,397,484	174,000,850	6,204,392	27,496,141	10,961,999	(11,377,788)	-	141,331,313	8.96
Great-West Invesco Small Cap Value Fund Institutional Class	3,261,460	23,692,069	9,886,834	1,331,129	(23,080)	(383,309)	-	31,864,465	2.02
Great-West Large Cap Growth Fund Institutional Class	9,474,824	110,008,064	2,605,133	8,868,360	2,250,251	1,330,958	-	105,075,795	6.66
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,865,088	23,784,599	9,791,854	1,016,686	(129,539)	(750,095)	-	31,809,672	2.02

March 29, 2018

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West Mid Cap Value Fund Institutional Class	12,950,358	$148,574,621	$ 4,630,851	$25,351,567	$ 14,827	$ (2,235,429)	$ -	$ 125,618,476	7.97%
Great-West Putnam Equity Income Fund Institutional Class	12,400,015	137,583,044	5,346,322	16,076,412	1,536,377	(3,720,803)	-	123,132,151	7.81
Great-West Real Estate Index Fund Institutional Class	7,731,983	63,377,090	6,592,819	1,083,871	(110,417)	(4,710,576)	-	64,175,462	4.07
Great-West Small Cap Growth Fund Institutional Class	2,067,054	18,962,522	7,308,691	1,656,789	398,735	644,979	-	25,259,403	1.60
Great-West T. Rowe Price Equity Income Fund Institutional Class	14,135,835	137,730,264	5,649,117	19,668,035	(2,075,044)	(446,868)	-	123,264,478	7.82
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,604,838	42,469,194	9,436,283	3,563,016	(219,331)	2,101,079	-	50,443,540	3.20
					12,891,718	(21,714,255)	0	943,020,529	59.81
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	253,369,996	253,318,393	10,326,941	11,207,871	-	-	932,533	253,369,996	16.07
					0	0	932,533	253,369,996	16.07
				Total	$10,372,421	$(21,634,136)	$1,773,883	$1,577,102,794	100.03%
Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,024,064	$ 22,650,539	$ 1,124,497	$ 3,922,033	$ (67,930)	$ (381,507)	$ -	$ 19,471,496	2.62%
Great-West Inflation-Protected Securities Fund Institutional Class	1,331,201	-	13,919,065	610,786	(5,104)	(76,137)	-	13,232,142	1.78
Great-West Loomis Sayles Bond Fund Institutional Class	2,771,638	29,505,516	1,110,114	4,104,671	(311,093)	152,194	-	26,663,153	3.59
Great-West Putnam High Yield Bond Institutional Class	1,513,280	15,125,275	615,873	1,099,157	(20,089)	(129,635)	-	14,512,356	1.96
Great-West Short Duration Bond Fund Institutional Class	1,532,231	16,242,291	768,957	1,929,192	(25,541)	(127,480)	-	14,954,576	2.02
Great-West Templeton Global Bond Fund Institutional Class	2,862,361	28,078,001	1,094,623	3,137,830	(272,330)	699,659	-	26,734,453	3.60
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,080,973	22,650,540	1,105,893	4,084,465	(183,431)	(173,251)	-	19,498,717	2.63
					(885,518)	(36,157)	0	135,066,893	18.20
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	3,589,830	-	37,033,018	1,140,563	12,365	(783,918)	-	35,108,537	4.73
Great-West International Growth Fund Institutional Class	3,614,858	40,684,102	1,682,598	5,728,879	627,945	(995,317)	-	35,642,504	4.80

March 29, 2018

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	7,267,575	$101,629,017	$ 3,675,232	$16,623,727	$5,546,261	$ (5,830,173)	$ -	$ 82,850,349	11.17%
Great-West Invesco Small Cap Value Fund Institutional Class	1,904,372	13,822,605	5,710,032	701,155	(19,292)	(225,764)	-	18,605,718	2.51
Great-West Large Cap Growth Fund Institutional Class	5,520,539	64,266,497	1,302,363	5,147,081	1,256,868	800,998	-	61,222,777	8.25
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,253,663	13,836,480	5,707,490	551,693	(78,215)	(444,634)	-	18,547,643	2.50
Great-West Mid Cap Value Fund Institutional Class	7,568,802	86,532,730	2,380,519	13,802,945	355,786	(1,692,921)	-	73,417,383	9.89
Great-West Putnam Equity Income Fund Institutional Class	7,242,638	80,283,254	2,797,284	9,605,702	229,672	(1,555,439)	-	71,919,397	9.69
Great-West Real Estate Index Fund Institutional Class	3,195,423	26,098,548	2,829,963	492,217	(101,262)	(1,914,285)	-	26,522,009	3.58
Great-West Small Cap Growth Fund Institutional Class	1,204,026	11,080,516	4,257,343	993,020	-	368,352	-	14,713,191	1.98
Great-West T. Rowe Price Equity Income Fund Institutional Class	8,256,591	80,289,878	3,139,374	10,778,393	(870,258)	(653,385)	-	71,997,474	9.70
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,271,371	24,704,037	5,596,078	2,000,426	(55,994)	1,142,650	-	29,442,339	3.97
					6,903,876	(11,783,836)	0	539,989,321	72.77
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	67,271,792	67,034,477	3,447,913	3,458,248	-	-	247,650	67,271,792	9.06
					0	0	247,650	67,271,792	9.06
				Total	$6,018,358	$(11,819,993)	$247,650	$742,328,006	100.03%
Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	5,333,145	$ -	$56,132,135	$ 2,811,813	$ 5,975	$ (1,162,166)	$ -	$ 52,158,156	6.64%
Great-West International Growth Fund Institutional Class	5,348,054	61,551,764	1,832,240	9,955,411	129,243	(696,775)	-	52,731,818	6.72
Great-West International Value Fund Institutional Class	10,726,304	153,779,562	4,007,892	26,364,192	8,667,128	(9,143,396)	-	122,279,866	15.58
Great-West Invesco Small Cap Value Fund Institutional Class	2,820,983	20,853,719	8,667,034	1,765,249	(176,969)	(194,499)	-	27,561,005	3.51
Great-West Large Cap Growth Fund Institutional Class	8,197,645	96,908,798	1,246,893	8,284,634	2,091,033	1,040,825	-	90,911,882	11.58
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,344,659	20,889,259	8,543,204	1,435,706	(321,856)	(470,216)	-	27,526,541	3.51
Great-West Mid Cap Value Fund Institutional Class	11,221,633	130,889,524	2,502,887	22,922,987	(422,331)	(1,619,579)	-	108,849,845	13.87

March 29, 2018

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	10,756,137	$121,461,235	$ 3,053,339	$14,423,984	$ 1,322,230	$ (3,282,150)	$ -	$106,808,440	13.61%
Great-West Real Estate Index Fund Institutional Class	2,890,780	24,242,941	2,586,635	1,226,157	(270,812)	(1,609,948)	-	23,993,471	3.05
Great-West Small Cap Growth Fund Institutional Class	1,785,497	16,745,468	6,444,310	1,852,515	416,637	481,512	-	21,818,775	2.78
Great-West T. Rowe Price Equity Income Fund Institutional Class	12,257,579	121,481,545	3,528,148	17,501,062	(1,648,255)	(622,542)	-	106,886,089	13.62
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,857,370	37,409,405	8,334,687	3,930,628	(276,372)	1,902,866	-	43,716,330	5.57
					9,515,651	(15,376,068)	0	785,242,218	100.04
				Total	$ 9,515,651	$(15,376,068)	$0	$785,242,218	100.04%

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,405,061	Great-West Bond Index Fund Institutional Class(a)	$32,484,276

TOTAL BOND MUTUAL FUNDS — 37.85% (Cost $33,540,484)		$32,484,276
EQUITY MUTUAL FUNDS
1,199,552	Great-West International Index Fund Institutional Class(a)	12,451,351
1,662,471	Great-West S&P 500® Index Fund Institutional Class(a)	18,420,185
799,511	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,939,142
495,405	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,815,334
311,916	Northern Emerging Markets Equity Index Fund	4,092,339

TOTAL EQUITY MUTUAL FUNDS — 55.60% (Cost $40,813,206)		$47,718,351
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,656,575 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,656,575

TOTAL FIXED INTEREST CONTRACT — 6.59% (Cost $5,656,575)		$ 5,656,575
TOTAL INVESTMENTS — 100.04% (Cost $80,010,265)		$85,859,202
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (34,343)
TOTAL NET ASSETS — 100.00%		$85,824,859

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,140,796	Great-West Bond Index Fund Institutional Class(a)	$20,423,192

TOTAL BOND MUTUAL FUNDS — 37.49% (Cost $21,233,994)		$20,423,192
EQUITY MUTUAL FUNDS
764,257	Great-West International Index Fund Institutional Class(a)	7,932,990
1,065,416	Great-West S&P 500® Index Fund Institutional Class(a)	11,804,809
511,093	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,075,155
316,438	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,075,778
199,382	Northern Emerging Markets Equity Index Fund	2,615,891

TOTAL EQUITY MUTUAL FUNDS — 56.00% (Cost $27,433,288)		$30,504,623
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,566,126 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,566,126

TOTAL FIXED INTEREST CONTRACT — 6.55% (Cost $3,566,126)		$ 3,566,126
TOTAL INVESTMENTS — 100.04% (Cost $52,233,408)		$54,493,941
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (20,250)
TOTAL NET ASSETS — 100.00%		$54,473,691

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,757,235	Great-West Bond Index Fund Institutional Class(a)	$26,304,022

TOTAL BOND MUTUAL FUNDS — 37.95% (Cost $27,158,116)		$26,304,022
EQUITY MUTUAL FUNDS
969,469	Great-West International Index Fund Institutional Class(a)	10,063,087
1,338,577	Great-West S&P 500® Index Fund Institutional Class(a)	14,831,431
643,736	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,392,304
398,946	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,877,754
250,902	Northern Emerging Markets Equity Index Fund	3,291,837

TOTAL EQUITY MUTUAL FUNDS — 55.49% (Cost $34,744,608)		$38,456,413
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,572,103 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,572,103

TOTAL FIXED INTEREST CONTRACT — 6.60% (Cost $4,572,103)		$ 4,572,103
TOTAL INVESTMENTS — 100.04% (Cost $66,474,827)		$69,332,538
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (27,437)
TOTAL NET ASSETS — 100.00%		$69,305,101

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,567,546	Great-West Bond Index Fund Institutional Class(a)	$24,494,393

TOTAL BOND MUTUAL FUNDS — 32.97% (Cost $25,354,086)		$24,494,393
EQUITY MUTUAL FUNDS
1,175,144	Great-West International Index Fund Institutional Class(a)	12,197,991
1,582,046	Great-West S&P 500® Index Fund Institutional Class(a)	17,529,071
759,270	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,539,552
493,290	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,794,776
313,927	Northern Emerging Markets Equity Index Fund	4,118,728

TOTAL EQUITY MUTUAL FUNDS — 62.17% (Cost $41,694,520)		$46,180,118
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,637,113 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,637,113

TOTAL FIXED INTEREST CONTRACT — 4.90% (Cost $3,637,113)		$ 3,637,113
TOTAL INVESTMENTS — 100.04% (Cost $70,685,719)		$74,311,624
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (26,797)
TOTAL NET ASSETS — 100.00%		$74,284,827

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,335,017	Great-West Bond Index Fund Institutional Class(a)	$12,736,066

TOTAL BOND MUTUAL FUNDS — 23.32% (Cost $13,138,779)		$12,736,066
EQUITY MUTUAL FUNDS
1,048,818	Great-West International Index Fund Institutional Class(a)	10,886,728
1,345,753	Great-West S&P 500® Index Fund Institutional Class(a)	14,910,943
647,095	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,425,655
455,201	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,424,548
294,915	Northern Emerging Markets Equity Index Fund	3,869,289

TOTAL EQUITY MUTUAL FUNDS — 74.19% (Cost $36,424,942)		$40,517,163
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,381,486 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,381,486

TOTAL FIXED INTEREST CONTRACT — 2.53% (Cost $1,381,486)		$ 1,381,486
TOTAL INVESTMENTS — 100.04% (Cost $50,945,207)		$54,634,715
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (21,232)
TOTAL NET ASSETS — 100.00%		$54,613,483

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
916,837	Great-West Bond Index Fund Institutional Class(a)	$ 8,746,623

TOTAL BOND MUTUAL FUNDS — 15.07% (Cost $9,025,943)		$ 8,746,623
EQUITY MUTUAL FUNDS
1,279,685	Great-West International Index Fund Institutional Class(a)	13,283,129
1,570,579	Great-West S&P 500® Index Fund Institutional Class(a)	17,402,017
754,831	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,495,472
571,218	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,552,237
379,036	Northern Emerging Markets Equity Index Fund	4,972,961

TOTAL EQUITY MUTUAL FUNDS — 83.88% (Cost $44,272,626)		$48,705,816
Account Balance		Fair Value
FIXED INTEREST CONTRACT
633,059 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 633,059

TOTAL FIXED INTEREST CONTRACT — 1.09% (Cost $633,059)		$ 633,059
TOTAL INVESTMENTS — 100.04% (Cost $53,931,628)		$58,085,498
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (21,188)
TOTAL NET ASSETS — 100.00%		$58,064,310

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
304,512	Great-West Bond Index Fund Institutional Class(a)	$ 2,905,040

TOTAL BOND MUTUAL FUNDS — 10.27% (Cost $2,996,420)		$ 2,905,040
EQUITY MUTUAL FUNDS
671,584	Great-West International Index Fund Institutional Class(a)	6,971,047
792,287	Great-West S&P 500® Index Fund Institutional Class(a)	8,778,539
380,386	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,777,231
309,383	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,007,201
210,199	Northern Emerging Markets Equity Index Fund	2,757,815

TOTAL EQUITY MUTUAL FUNDS — 89.37% (Cost $22,854,440)		$25,291,833
Account Balance		Fair Value
FIXED INTEREST CONTRACT
113,872 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 113,872

TOTAL FIXED INTEREST CONTRACT — 0.40% (Cost $113,872)		$ 113,872
TOTAL INVESTMENTS — 100.04% (Cost $25,964,732)		$28,310,745
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (11,206)
TOTAL NET ASSETS — 100.00%		$28,299,539

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
161,357	Great-West Bond Index Fund Institutional Class(a)	$ 1,539,342

TOTAL BOND MUTUAL FUNDS — 8.76% (Cost $1,586,090)		$ 1,539,342
EQUITY MUTUAL FUNDS
431,194	Great-West International Index Fund Institutional Class(a)	4,475,799
485,941	Great-West S&P 500® Index Fund Institutional Class(a)	5,384,224
233,238	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,316,053
202,981	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,972,974
141,409	Northern Emerging Markets Equity Index Fund	1,855,290

TOTAL EQUITY MUTUAL FUNDS — 91.05% (Cost $14,568,583)		$16,004,340
Account Balance		Fair Value
FIXED INTEREST CONTRACT
40,804 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 40,804

TOTAL FIXED INTEREST CONTRACT — 0.23% (Cost $40,804)		$ 40,804
TOTAL INVESTMENTS — 100.04% (Cost $16,195,477)		$17,584,486
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (6,415)
TOTAL NET ASSETS — 100.00%		$17,578,071

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
68,499	Great-West Bond Index Fund Institutional Class(a)	$ 653,484

TOTAL BOND MUTUAL FUNDS — 8.07% (Cost $672,021)		$ 653,484
EQUITY MUTUAL FUNDS
202,028	Great-West International Index Fund Institutional Class(a)	2,097,047
218,832	Great-West S&P 500® Index Fund Institutional Class(a)	2,424,657
105,002	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,042,668
97,611	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	948,784
69,844	Northern Emerging Markets Equity Index Fund	916,350

TOTAL EQUITY MUTUAL FUNDS — 91.76% (Cost $6,857,917)		$7,429,506
Account Balance		Fair Value
FIXED INTEREST CONTRACT
17,042 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 17,042

TOTAL FIXED INTEREST CONTRACT — 0.21% (Cost $17,042)		$ 17,042
TOTAL INVESTMENTS — 100.04% (Cost $7,546,980)		$8,100,032
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (3,089)
TOTAL NET ASSETS — 100.00%		$8,096,943

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. Each Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 29, 2018

The following tables are a summary of the transactions for each underlying investment during the period ended March 29, 2018, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,405,061	$38,014,748	$1,361,129	$6,330,223	$ (181,587)	$ (561,378)	$190,153	$32,484,276	37.85%
					(181,587)	(561,378)	190,153	32,484,276	37.85
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,199,552	14,668,229	416,488	2,305,092	349,155	(328,274)	-	12,451,351	14.51
Great-West S&P 500® Index Fund Institutional Class	1,662,471	21,903,834	513,780	3,360,480	670,586	(636,949)	-	18,420,185	21.46
Great-West S&P Mid Cap 400® Index Fund Institutional Class	799,511	9,405,274	228,676	1,551,247	136,914	(143,561)	-	7,939,142	9.25
Great-West S&P Small Cap 600® Index Fund Institutional Class	495,405	5,713,313	148,079	839,586	269,520	(206,472)	-	4,815,334	5.61
					1,426,175	(1,315,256)	0	43,626,012	50.83
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,656,575	6,629,191	177,044	1,171,636	-	-	21,976	5,656,575	6.59
					0	0	21,976	5,656,575	6.59
				Total	$1,244,588	$(1,876,634)	$212,129	$81,766,863	95.27%
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,140,796	$30,368,587	$667,115	$10,530,132	$ (455,035)	$ (82,378)	$121,757	$20,423,192	37.49%
					(455,035)	(82,378)	121,757	20,423,192	37.49
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	764,257	11,717,664	320,520	3,830,916	420,967	(274,278)	-	7,932,990	14.56
Great-West S&P 500® Index Fund Institutional Class	1,065,416	17,560,933	279,370	5,353,142	883,507	(682,352)	-	11,804,809	21.67
Great-West S&P Mid Cap 400® Index Fund Institutional Class	511,093	7,530,532	146,118	2,606,599	55,863	5,104	-	5,075,155	9.32
Great-West S&P Small Cap 600® Index Fund Institutional Class	316,438	4,576,572	75,890	1,524,568	131,920	(52,116)	-	3,075,778	5.65
					1,492,257	(1,003,642)	0	27,888,732	51.20
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,566,126	5,306,862	87,324	1,842,904	-	-	14,844	3,566,126	6.55
					0	0	14,844	3,566,126	6.55
				Total	$1,037,222	$(1,086,020)	$136,601	$51,878,050	95.24%

March 29, 2018

Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,757,235	$30,851,587	$1,531,364	$5,610,773	$ (127,601)	$ (468,156)	$153,254	$26,304,022	37.95%
					(127,601)	(468,156)	153,254	26,304,022	37.95
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	969,469	11,901,800	564,262	2,186,853	255,008	(216,122)	-	10,063,087	14.52
Great-West S&P 500® Index Fund Institutional Class	1,338,577	17,839,504	688,803	3,060,618	684,286	(636,258)	-	14,831,431	21.40
Great-West S&P Mid Cap 400® Index Fund Institutional Class	643,736	7,648,561	251,284	1,412,888	96,716	(94,653)	-	6,392,304	9.22
Great-West S&P Small Cap 600® Index Fund Institutional Class	398,946	4,646,617	162,008	823,523	161,656	(107,348)	-	3,877,754	5.60
					1,197,666	(1,054,381)	0	35,164,576	50.74
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,572,103	5,396,122	206,367	1,047,954	-	-	17,568	4,572,103	6.60
					0	0	17,568	4,572,103	6.60
				Total	$1,070,065	$(1,522,537)	$170,822	$66,040,701	95.29%
Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,567,546	$36,622,532	$1,332,794	$13,371,966	$ (548,281)	$ (88,967)	$142,638	$24,494,393	32.97%
					(548,281)	(88,967)	142,638	24,494,393	32.97
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,175,144	18,438,500	709,746	6,461,623	758,181	(488,632)	-	12,197,991	16.42
Great-West S&P 500® Index Fund Institutional Class	1,582,046	26,733,871	702,533	8,796,789	1,462,182	(1,110,544)	-	17,529,071	23.60
Great-West S&P Mid Cap 400® Index Fund Institutional Class	759,270	11,514,092	299,840	4,292,371	96,137	17,991	-	7,539,552	10.15
Great-West S&P Small Cap 600® Index Fund Institutional Class	493,290	7,344,101	175,655	2,800,701	63,116	75,721	-	4,794,776	6.46
					2,379,616	(1,505,464)	0	42,061,390	56.63
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,637,113	5,445,424	166,406	1,989,647	-	-	14,930	3,637,113	4.90
					0	0	14,930	3,637,113	4.90
				Total	$1,831,335	$(1,594,431)	$157,568	$70,192,896	94.50%

March 29, 2018

Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,335,017	$16,082,355	$844,751	$4,009,317	$ (119,105)	$ (181,723)	$74,620	$12,736,066	23.32%
					(119,105)	(181,723)	74,620	12,736,066	23.32
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,048,818	13,835,141	450,987	3,179,263	308,879	(220,137)	-	10,886,728	19.93
Great-West S&P 500® Index Fund Institutional Class	1,345,753	19,236,014	351,109	3,914,808	866,795	(761,372)	-	14,910,943	27.30
Great-West S&P Mid Cap 400® Index Fund Institutional Class	647,095	8,254,925	186,464	1,924,523	118,599	(91,211)	-	6,425,655	11.77
Great-West S&P Small Cap 600® Index Fund Institutional Class	455,201	5,696,266	126,307	1,420,867	56,408	22,842	-	4,424,548	8.10
					1,350,681	(1,049,878)	0	36,647,874	67.10
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,381,486	1,752,676	68,983	445,577	-	-	5,404	1,381,486	2.53
					0	0	5,404	1,381,486	2.53
				Total	$1,231,576	$(1,231,601)	$80,024	$50,765,426	92.95%
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	916,837	$12,964,277	$489,239	$4,675,519	$ (196,332)	$ (31,374)	$51,167	$ 8,746,623	15.07%
					(196,332)	(31,374)	51,167	8,746,623	15.07
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,279,685	19,836,949	538,482	6,568,372	798,103	(523,930)	-	13,283,129	22.88
Great-West S&P 500® Index Fund Institutional Class	1,570,579	26,241,367	424,121	8,202,626	1,387,824	(1,060,845)	-	17,402,017	29.97
Great-West S&P Mid Cap 400® Index Fund Institutional Class	754,831	11,301,314	230,284	4,049,608	90,748	13,482	-	7,495,472	12.91
Great-West S&P Small Cap 600® Index Fund Institutional Class	571,218	8,393,353	174,723	3,176,036	(5,653)	160,197	-	5,552,237	9.56
					2,271,022	(1,411,096)	0	43,732,855	75.32
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	633,059	940,003	28,850	338,388	-	-	2,594	633,059	1.09
					0	0	2,594	633,059	1.09
				Total	$2,074,690	$(1,442,470)	$53,761	$53,112,537	91.48%

March 29, 2018

Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	304,512	$ 3,356,665	$271,078	$ 680,660	$ (23,336)	$ (42,043)	$17,087	$ 2,905,040	10.27%
					(23,336)	(42,043)	17,087	2,905,040	10.27
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	671,584	8,088,146	376,947	1,377,071	128,980	(116,975)	-	6,971,047	24.63
Great-West S&P 500® Index Fund Institutional Class	792,287	10,240,666	332,928	1,465,726	335,647	(329,329)	-	8,778,539	31.02
Great-West S&P Mid Cap 400® Index Fund Institutional Class	380,386	4,396,108	200,677	770,289	45,011	(49,265)	-	3,777,231	13.35
Great-West S&P Small Cap 600® Index Fund Institutional Class	309,383	3,505,922	169,533	679,818	25,895	11,564	-	3,007,201	10.63
					535,533	(484,005)	0	22,534,018	79.63
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	113,872	131,838	8,814	27,217	-	-	437	113,872	0.40
					0	0	437	113,872	0.40
				Total	$512,197	$(526,048)	$17,524	$25,552,930	90.30%
Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	161,357	$2,066,379	$135,995	$ 649,051	$ (23,704)	$ (13,981)	$8,977	$ 1,539,342	8.76%
					(23,704)	(13,981)	8,977	1,539,342	8.76
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	431,194	6,070,948	288,010	1,724,376	222,849	(158,783)	-	4,475,799	25.46
Great-West S&P 500® Index Fund Institutional Class	485,941	7,327,923	326,387	1,945,456	391,687	(324,630)	-	5,384,224	30.63
Great-West S&P Mid Cap 400® Index Fund Institutional Class	233,238	3,159,505	145,349	966,525	43,352	(22,276)	-	2,316,053	13.18
Great-West S&P Small Cap 600® Index Fund Institutional Class	202,981	2,704,919	119,029	854,660	41,166	3,686	-	1,972,974	11.22
					699,054	(502,003)	0	14,149,050	80.49
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	40,804	54,862	3,122	17,342	-	-	162	40,804	0.23
					0	0	162	40,804	0.23
				Total	$675,350	$(515,984)	$9,139	$15,729,196	89.48%

March 29, 2018

Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	68,499	$ 708,326	$ 99,987	$144,442	$ (3,514)	$ (10,387)	$3,819	$ 653,484	8.07%
					(3,514)	(10,387)	3,819	653,484	8.07
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	202,028	2,282,864	251,287	386,569	56,294	(50,535)	-	2,097,047	25.90
Great-West S&P 500® Index Fund Institutional Class	218,832	2,642,618	298,630	435,674	83,574	(80,917)	-	2,424,657	29.94
Great-West S&P Mid Cap 400® Index Fund Institutional Class	105,002	1,139,032	117,685	202,241	12,339	(11,808)	-	1,042,668	12.88
Great-West S&P Small Cap 600® Index Fund Institutional Class	97,611	1,043,544	98,624	176,371	30,033	(17,013)	-	948,784	11.72
					182,240	(160,273)	0	6,513,156	80.44
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	17,042	18,538	2,301	3,860	-	-	63	17,042	0.21
					0	0	63	17,042	0.21
				Total	$178,726	$(170,660)	$3,882	$7,183,682	88.72%

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
27,040,428	Great-West Bond Index Fund Institutional Class(a)	$257,965,680

TOTAL BOND MUTUAL FUNDS — 35.48% (Cost $266,448,490)		$257,965,680
EQUITY MUTUAL FUNDS
7,758,545	Great-West International Index Fund Institutional Class(a)	80,533,697
16,834,153	Great-West S&P 500® Index Fund Institutional Class(a)	186,522,414
8,000,661	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	79,446,570
6,671,834	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	64,850,227
1,641,268	Northern Emerging Markets Equity Index Fund	21,533,436

TOTAL EQUITY MUTUAL FUNDS — 59.53% (Cost $396,487,781)		$432,886,344
Account Balance		Fair Value
FIXED INTEREST CONTRACT
36,610,109 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 36,610,109

TOTAL FIXED INTEREST CONTRACT — 5.03% (Cost $36,610,109)		$ 36,610,109
TOTAL INVESTMENTS — 100.04% (Cost $699,546,380)		$727,462,133
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (284,102)
TOTAL NET ASSETS — 100.00%		$727,178,031

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2018.
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2018, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 29, 2018

The following table is a summary of the transactions for each underlying investment during the period ended March 29, 2018, in which the issuer was an affiliate of the Fund, as defined in the Investment Company Act of 1940 (1940 Act).
Affiliate	Shares Held/ Account Balance 03/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	27,040,428	$245,748,667	$25,274,819	$8,129,485	$ (312,746)	$(4,928,321)	$1,503,901	$257,965,680	35.48%
					(312,746)	(4,928,321)	1,503,901	257,965,680	35.48
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	7,758,545	77,157,395	7,301,396	2,875,088	439,816	(1,050,006)	-	80,533,697	11.07
Great-West S&P 500® Index Fund Institutional Class	16,834,153	181,821,368	14,243,158	6,533,322	1,507,856	(3,008,790)	-	186,522,414	25.65
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,000,661	76,914,220	6,076,563	2,784,949	153,160	(759,264)	-	79,446,570	10.93
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,671,834	62,897,569	4,395,466	2,886,496	(64,164)	443,688	-	64,850,227	8.92
					2,036,668	(4,374,372)	-	411,352,908	56.57
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	36,610,109	35,040,868	2,963,195	1,527,022	-	-	133,068	36,610,109	5.03
					0	0	133,068	36,610,109	5.03
				Total	$1,723,922	$(9,302,693)	$1,636,969	$705,928,697	97.08%

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of March 29, 2018 (Unaudited)
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
205,283	Vanguard Total Bond Market ETF	$16,408,270

TOTAL BOND EXCHANGE TRADED FUNDS — 37.93% (Cost $16,826,236)		$16,408,270
EQUITY EXCHANGE TRADED FUNDS
117,408	Vanguard FTSE Developed Markets ETF	5,195,304
27,608	Vanguard FTSE Emerging Markets ETF	1,297,024
31,438	Vanguard Russell 2000 ETF	3,832,921
47,579	Vanguard S&P 500 ETF	11,517,924
37,380	Vanguard S&P Mid-Cap 400 ETF(a)	4,736,420

EQUITY EXCHANGE TRADED FUNDS — 61.43% (Cost $20,022,248)		$26,579,593
MONEY MARKET MUTUAL FUNDS
297,259	Federated Government Obligations Fund Institutional Class, 1.52%(b)	297,259

TOTAL MONEY MARKET MUTUAL FUNDS — 0.69% (Cost $297,259)		$ 297,259
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.33%
$576,000	Repurchase agreement (principal amount/value $578,527 with a maturity value of $578,643) with Mizuho Securities (USA) LLC, 1.80%, dated 3/29/18 to be repurchased at $576,000 on 4/2/18 collateralized by various U.S. Government Agency securities, 2.84% - 5.00%, 12/1/24 - 12/15/47, with a value of $590,098.(c)	$ 576,000
SHORT TERM INVESTMENTS — 1.33% (Cost $576,000)		$ 576,000
TOTAL INVESTMENTS — 101.38% (Cost $37,721,743)		$43,861,122
OTHER ASSETS & LIABILITIES, NET — (1.38)%		$ (596,475)
TOTAL NET ASSETS — 100.00%		$43,264,647

(a)	All or a portion of the security is on loan at March 29, 2018.
(b)	Rate shown is the 7-day yield as of March 29, 2018.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
See Notes to Schedule of Investments.

March 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting Fund’s own assumptions and would be based on the best information available under the circumstances.

March 29, 2018

As of March 29, 2018, the Fund’s investments in the underlying ETFs and mutual funds are valued using Level 1 inputs. The Fund’s investments in short term securities are valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2018

Item 2. Controls and Procedures
(a)	The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.
(b)	There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits
Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:May 21, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:May 21, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:May 21, 2018